UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number        811-07912

Old Westbury Funds, Inc.

(Exact name of registrant as specified in charter)

103 Bellevue Parkway
Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Jordan Hedge
BNY Mellon Investment Servicing (US) Inc.
103 Bellevue Parkway
Wilmington, DE 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-607-2200

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Old Westbury Funds, Inc.

Semi-Annual Report

April 30, 2023

BESSEMER INVESTMENT MANAGEMENT LLC

Investment Adviser

Old Westbury Funds, Inc.

Old Westbury Funds, Inc.
Disclosure of Fund Expenses
For the Period Ended April 30, 2023
(Unaudited)

As a shareholder of Old Westbury Funds, Inc., you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2022 through April 30, 2023.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Actual Beginning Account Value 11/01/2022	Actual Ending Account Value 04/30/2023	Actual Expenses Paid During Period* 11/01/2022 - 04/30/2023	Actual Expense Ratio During Period** 11/01/2022 - 04/30/2023
All Cap Core Fund	$1,000.00	$1,090.50	$4.98	0.96%
Large Cap Strategies Fund	1,000.00	1,100.00	5.68	1.09%
Small & Mid Cap Strategies Fund	1,000.00	1,079.30	5.67	1.10%
Credit Income Fund	1,000.00	1,058.10	4.34	0.85%
Fixed Income Fund	1,000.00	1,051.50	2.90	0.57%
Municipal Bond Fund	1,000.00	1,051.00	2.90	0.57%
California Municipal Bond Fund	1,000.00	1,051.30	2.90	0.57%
New York Municipal Bond Fund	1,000.00	1,052.20	2.90	0.57%

*	Expenses are equal to the average account value times each Fund’s annualized expense ratio multiplied by 181/365 to reflect the one-half year period.
**	Expense ratios are annualized and reflect existing expense waivers/reimbursements.
2

Old Westbury Funds, Inc.
Disclosure of Fund Expenses - (Continued)
For the Period Ended April 30, 2023
(Unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Hypothetical Beginning Account Value 11/01/2022	Hypothetical Ending Account Value 04/30/2023	Hypothetical Expenses Paid During Period* 11/01/2022 - 04/30/2023	Hypothetical Expense Ratio During Period** 11/01/2022 - 04/30/2023
All Cap Core Fund	$1,000.00	$1,020.03	$4.81	0.96%
Large Cap Strategies Fund	1,000.00	1,019.39	5.46	1.09%
Small & Mid Cap Strategies Fund	1,000.00	1,019.34	5.51	1.10%
Credit Income Fund	1,000.00	1,020.58	4.26	0.85%
Fixed Income Fund	1,000.00	1,021.97	2.86	0.57%
Municipal Bond Fund	1,000.00	1,021.97	2.86	0.57%
California Municipal Bond Fund	1,000.00	1,021.97	2.86	0.57%
New York Municipal Bond Fund	1,000.00	1,021.97	2.86	0.57%

*	Expenses are equal to the average account value times each Fund’s annualized expense ratio multiplied by 181/365 to reflect the one-half year period.
**	Expense ratios are annualized and reflect existing expense waivers/reimbursements.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, these tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments	April 30, 2023
(Unaudited)

Shares		Value

COMMON STOCKS — 94.6%
Banks — 3.6%
1,831,866	Bank of America Corp.	$53,637,037
383,968	JPMorgan Chase & Co.	53,079,736
		106,716,773
Communication Services — 6.0%
777,835	Alphabet, Inc. - Class C(a)	84,177,304
130,760	Live Nation Entertainment, Inc.(a)	8,862,913
150,436	Meta Platforms, Inc. - Class A(a)	36,152,779
303,203	Take-Two Interactive Software, Inc.(a)	37,685,101
504,550	ZoomInfo Technologies, Inc.(a)	11,054,690
		177,932,787
Consumer Discretionary — 10.7%
732,848	Amazon.com, Inc.(a)	77,278,822
1,200,420	ANTA Sports Products Ltd.	14,916,692
251,595	Bath & Body Works, Inc.	8,830,984
94,108	Burlington Stores, Inc.(a)	18,144,963
440,091	Dollarama, Inc.	27,259,429
21,066	Domino’s Pizza, Inc.	6,687,823
185,018	Expedia Group, Inc.(a)	17,384,291
225,532	Hilton Worldwide Holdings, Inc.	32,481,119
1,206,090	Li Ning Co. Ltd.	8,625,495
55,736	LVMH Moet Hennessy Louis Vuitton SE	53,611,418
21,671	MercadoLibre, Inc.(a)	27,684,486
528,990	MGM Resorts International	23,762,231
		316,667,753
Consumer Staples — 6.7%
483,550	Alimentation Couche-Tard, Inc.	24,133,779
310,610	BJ’s Wholesale Club Holdings, Inc.(a)	23,721,286
52,026	Costco Wholesale Corp.	26,180,524
256,498	PepsiCo, Inc.	48,962,903
701,547	US Foods Holding Corp.(a)	26,939,405
324,914	Walmart, Inc.	49,052,266
		198,990,163
Energy — 4.2%
376,922	ChampionX Corp.	10,207,048
467,837	ConocoPhillips	48,135,749
106,315	Pioneer Natural Resources Co.	23,128,828
851,548	Schlumberger NV	42,023,894
		123,495,519
Financial Services — 8.6%
217,791	Blackstone, Inc.	19,455,270
338,295	Brookfield Corp.	10,981,056
286,600	Intercontinental Exchange, Inc.	31,219,338
338,755	Nasdaq, Inc.	18,756,865
124,117	S&P Global, Inc.	45,002,342
189,386	Tradeweb Markets, Inc. - Class A	13,334,668
436,614	Visa, Inc. - Class A	101,613,176
74,418	WEX, Inc.(a)	13,198,032
		253,560,747
Shares		Value

Health Care — 11.4%
303,200	AmerisourceBergen Corp.	$50,588,920
934,014	Avantor, Inc.(a)	18,194,593
71,337	Cooper Cos, Inc. (The)	27,211,499
134,180	Danaher Corp.	31,788,584
205,125	IQVIA Holdings, Inc.(a)	38,610,679
21,085	Laboratory Corp. of America Holdings	4,780,180
100,079	STERIS Plc	18,869,895
70,307	Teleflex, Inc.	19,160,064
69,929	Thermo Fisher Scientific, Inc.	38,803,602
145,278	UnitedHealth Group, Inc.	71,489,851
111,070	Zoetis, Inc.	19,523,884
		339,021,751
Industrials — 12.9%
211,553	A.O. Smith Corp.	14,446,954
89,140	Booz Allen Hamilton Holding Corp.	8,532,481
223,720	Canadian Pacific Kansas City Ltd.	17,635,381
102,221	Carlisle Cos, Inc.	22,064,403
120,253	Clean Harbors, Inc.(a)	17,455,925
681,240	Copart, Inc.(a)	53,852,022
187,478	Eaton Corp. Plc	31,331,323
102,166	Equifax, Inc.	21,289,351
58,503	HEICO Corp.	9,865,946
967,672	Howmet Aerospace, Inc.	42,858,193
119,073	Lincoln Electric Holdings, Inc.	19,980,449
50,814	Northrop Grumman Corp.	23,438,974
26,939	Paycom Software, Inc.(a)	7,822,277
153,593	Ritchie Bros Auctioneers, Inc.	8,783,984
44,392	Saia, Inc.(a)	13,218,606
477,385	TransUnion	32,848,862
114,571	Union Pacific Corp.	22,421,545
347,283	WillScot Mobile Mini Holdings Corp.(a)	15,766,648
		383,613,324
Information Technology — 22.7%
345,883	Amphenol Corp. - Class A	26,103,790
933,607	Apple, Inc.	158,414,436
37,718	ASM International NV	13,693,497
61,617	ASML Holding NV	39,102,930
111,368	CDW Corp.	18,886,899
122,590	Keysight Technologies, Inc.(a)	17,731,417
69,462	Marvell Technology, Inc.	2,742,360
587,459	Microsoft Corp.	180,502,652
124,635	Motorola Solutions, Inc.	36,318,639
81,601	Nice Ltd. - ADR(a)	16,647,420
155,083	NVIDIA Corp.	43,033,982
556,480	Oracle Corp.	52,709,786
49,026	ServiceNow, Inc.(a)	22,523,525
45,125	Synopsys, Inc.(a)	16,755,815
172,201	Texas Instruments, Inc.	28,792,007
		673,959,155

4

Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments - (Continued)	April 30, 2023
(Unaudited)

Shares		Value

Insurance — 1.0%
93,926	Aon Plc - Class A	$30,542,857
Materials — 2.3%
135,470	Sherwin-Williams Co. (The)	32,179,544
197,405	Vulcan Materials Co.	34,569,563
		66,749,107
Real Estate — 2.3%
143,686	American Tower Corp. REIT	29,367,982
306,297	Prologis, Inc. REIT	38,363,699
		67,731,681
Utilities — 2.2%
480,994	Ameren Corp.	42,794,036
283,847	NextEra Energy, Inc.	21,751,196
		64,545,232
Total Common Stocks (Cost $1,880,910,621)		2,803,526,849

EXCHANGE-TRADED FUNDS — 2.2%
279,202	Health Care Select Sector SPDR Fund	37,281,843
494,231	iShares China Large-Cap ETF	14,001,564
29,019	SPDR S&P 500 ETF Trust	12,069,873

Total Exchange-Traded Funds (Cost $62,373,113)		63,353,280

INVESTMENT COMPANY — 3.0%
88,799,595	Federated Hermes Government Obligations Fund, 4.72%(b)	88,799,595
Total Investment Company (Cost $88,799,595)		88,799,595
TOTAL INVESTMENTS — 99.8% (Cost $2,032,083,329)		$2,955,679,724
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		7,008,682
NET ASSETS — 100.0%		$2,962,688,406

(a)	Non-income producing security.
(b)	The rate shown represents the current yield as of April 30, 2023.

The following abbreviations are used in the report:

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

REIT — Real Estate Investment Trust

SPDR — Standard & Poor’s Depositary Receipt

PORTFOLIO DIVERSIFICATION BY SECTOR (UNAUDITED)

Sector:	Percentage of Net Assets
Banks	3.6%
Communication Services	6.0
Consumer Discretionary	10.7
Consumer Staples	6.7
Energy	4.2
Exchange-Traded Funds	2.2
Financial Services	8.6
Health Care	11.4
Industrials	12.9
Information Technology	22.7
Insurance	1.0
Materials	2.3
Real Estate	2.3
Utilities	2.2
Other*	3.2
100.0%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

5

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments	April 30, 2023 (Unaudited)

Shares		Value
COMMON STOCKS — 94.9%
AUSTRALIA — 1.6%
42,891	ANZ Group Holdings Ltd.	$696,475
274,429	Atlassian Corp. - Class A(a)	40,522,186
4,216,438	BHP Group Ltd.	125,133,338
69,100	BlueScope Steel Ltd.	918,458
23,105	Commonwealth Bank of Australia	1,528,999
62,329	Computershare Ltd.	927,818
633,740	CSL Ltd.	126,517,809
276,330	Fortescue Metals Group Ltd.	3,866,307
25,660	National Australia Bank Ltd.	493,985
697,295	Newcrest Mining Ltd.	13,314,758
85,725	Nick Scali Ltd.	554,837
289,245	Nine Entertainment Co. Holdings Ltd.	398,988
6,540	REA Group Ltd.	615,077
418,893	Santos Ltd.	1,984,336
97,935	SmartGroup Corp. Ltd.	438,365
791,820	South32 Ltd.	2,238,279
838,155	Tabcorp Holdings Ltd.	584,626
116,384	Woodside Energy Group Ltd.	2,640,791
43,257	Woolworths Group Ltd.	1,115,894
		324,491,326
BELGIUM — 0.0%
20,538	Proximus SADP	175,078
5,513	UCB SA	512,475
		687,553
BRAZIL — 0.4%
193,548	Ambev SA	547,140
166,950	B3 SA - Brasil Bolsa Balcao	389,945
108,815	Cia de Saneamento Basico do Estado de Sao Paulo SABESP(a)	999,620
65,990	Cia de Saneamento de Minas Gerais Copasa MG	225,709
1,511,400	Localiza Rent a Car SA	17,563,002
3,585,379	NU Holdings Ltd. - Class A(a)	18,500,556
135,166	Petroleo Brasileiro SA	718,945
396,380	Petroleo Brasileiro SA - Preference Shares	1,879,463
3,426,385	Raia Drogasil SA	18,053,129
183,590	Suzano SA	1,459,430
683,315	Vale SA	9,866,544
806,200	WEG SA	6,622,161
1,078,708	XP, Inc. - Class A(a)	15,414,737
		92,240,381
CANADA — 1.7%
317,615	Agnico Eagle Mines Ltd.	18,018,149
19,917	Alimentation Couche-Tard, Inc.	994,049
11,534	Bank of Nova Scotia (The)	575,742
1,258,356	Barrick Gold Corp.	23,925,343
61,705	Cameco Corp.	1,696,506
5,648	Canadian National Railway Co.	673,249
Shares		Value
CANADA (continued)
136,130	Canadian Natural Resources Ltd.	$8,295,304
1,639,155	Canadian Pacific Kansas City Ltd.	129,211,170
14,770	Canfor Corp.(a)	221,956
98,880	Cenovus Energy, Inc.	1,659,616
489	Constellation Software, Inc.	957,110
14,743	Dollarama, Inc.	913,188
19,195	Enbridge, Inc.	763,210
87,860	First Quantum Minerals Ltd.	2,134,813
393,515	Franco-Nevada Corp.	59,710,532
91,970	Frontera Energy Corp.(a)	870,248
14,240	Interfor Corp.(a)	223,451
15,951	Metro, Inc.	909,131
279,475	Nutrien Ltd.	19,388,017
50,735	Pason Systems, Inc.	441,874
11,623	Rogers Communications, Inc. - Class B	574,266
14,132	Royal Bank of Canada	1,403,030
1,088,350	Shopify, Inc. - Class A(a)	52,730,558
15,525	Stella-Jones, Inc.	607,547
114,090	Suncor Energy, Inc.	3,572,128
10,742	TC Energy Corp.	446,457
75,500	Teck Resources Ltd. - Class B	3,516,851
11,385	Toronto-Dominion Bank (The)	689,646
25,505	Tourmaline Oil Corp.	1,145,875
22,725	West Fraser Timber Co. Ltd.	1,643,761
322,559	Wheaton Precious Metals Corp.	15,915,466
		353,828,243
CHILE — 0.0%
44,432	Antofagasta Plc	817,238
CHINA — 4.7%
1,300,854	Agricultural Bank of China Ltd. - H Shares	502,953
14,641,468	Alibaba Group Holding Ltd.(a)	154,813,417
12,498,565	ANTA Sports Products Ltd.	155,310,011
262,901	Asymchem Laboratories Tianjin Co. Ltd. - A Shares	4,809,162
1,172,040	Bank of China Ltd. - H Shares	468,064
432,300	Beijing United Information Technology Co. Ltd. - A Shares	3,757,588
2,108,600	Centre Testing International Group Co. Ltd. - A Shares(b)	5,869,507
1,056,698	China Construction Bank Corp. - H Shares	706,430
318,552	China International Capital Corp. Ltd. - H Shares(c)(d)	669,362
229,830	China Life Insurance Co. Ltd. - H Shares	441,539
2,932,583	China Merchants Bank Co. Ltd. - H Shares	14,155,948
3,147,351	China Petroleum & Chemical Corp. - H Shares	2,062,823

6

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Shares		Value
CHINA (continued)
990,145	China Resources Medical Holdings Co. Ltd.	$924,623
245,643	China Shenhua Energy Co. Ltd. - H Shares	815,916
241,716	CITIC Securities Co. Ltd. - H Shares	508,958
529,354	Contemporary Amperex Technology Co. Ltd. - A Shares	17,716,367
366,700	Dongguan Yiheda Automation Co. Ltd. - A Shares	2,879,849
499,400	ENN Energy Holdings Ltd.	6,847,577
2,468,421	Estun Automation Co. Ltd. - A Shares	8,137,840
2,192,450	Foshan Haitian Flavouring & Food Co. Ltd. - A Shares	22,395,637
413,763	Fosun International Ltd.	290,182
1,205,200	Fuyao Glass Industry Group Co. Ltd. - H Shares(c)(d)	4,903,096
635,600	Glodon Co. Ltd. - A Shares	5,329,686
210,300	Guangdong Kinlong Hardware Products Co. Ltd. - A Shares	2,122,829
749,055	Guangzhou Kingmed Diagnostics Group Co. Ltd. - A Shares	8,862,161
4,656,000	Haidilao International Holding Ltd.(a)(c)(d)	11,383,468
1,992,200	Haier Smart Home Co. Ltd. - H Shares	6,493,742
491,942	Haitong Securities Co. Ltd. - H Shares	326,751
972,135	Hangzhou Robam Appliances Co. Ltd. - A Shares	3,662,396
332,712	Hangzhou Tigermed Consulting Co. Ltd. - A Shares	4,379,190
1,575,986	Hangzhou Tigermed Consulting Co. Ltd. - H Shares(c)(d)	13,128,280
2,217,716	Huayu Automotive Systems Co. Ltd. - A Shares	5,254,334
850,885	Industrial & Commercial Bank of China Ltd. - H Shares	457,780
605,858	JD Health International, Inc.(a)(c)(d)	4,371,946
775,073	JD.com, Inc. - A Shares	13,833,383
1,737,700	Jiangsu Azure Corp. - A Shares	2,797,089
545,396	Kanzhun Ltd. - ADR(a)	10,084,372
503,971	KE Holdings, Inc. - A Shares(a)	2,640,329
62,057	KE Holdings, Inc. - ADR(a)	973,674
3,116,000	Kingdee International Software Group Co. Ltd.(a)	4,791,361
1,303,400	Kingsoft Corp. Ltd.	5,729,385
419,300	Kuaishou Technology(a)(c)(d)	2,775,825
83,327	Kweichow Moutai Co. Ltd. - A Shares	21,215,221
528,540	Legend Holdings Corp. - H Shares(c)(d)	553,734
1,642,500	Li Ning Co. Ltd.	11,746,533
804,540	LONGi Green Energy Technology Co. Ltd. - A Shares	4,064,711
1,826,000	Medlive Technology Co. Ltd.(c)(d)	2,022,146
Shares		Value
CHINA (continued)
1,036,070	Meituan - B Shares(a)(c)(d)	$17,706,910
1,071,311	Midea Group Co. Ltd. - A Shares	8,794,473
1,350,000	Minth Group Ltd.	3,909,042
549,255	NetEase, Inc.	9,778,058
138,791	New China Life Insurance Co. Ltd. - H Shares	397,435
80,026	PDD Holdings, Inc. - ADR(a)	5,453,772
500,235	PICC Property & Casualty Co. Ltd. - H Shares	605,014
4,658,205	Ping An Bank Co. Ltd. - A Shares	8,459,500
3,053,685	Ping An Insurance Group Co. of China Ltd. - H Shares	22,278,222
910,400	Pop Mart International Group Ltd.(c)(d)	2,208,461
341,794	Proya Cosmetics Co. Ltd. - A Shares	8,297,658
357,550	SG Micro Corp. - A Shares	6,420,446
2,235,093	Shandong Sinocera Functional Material Co. Ltd. - A Shares	9,517,593
1,040,152	Shenzhen Inovance Technology Co. Ltd. - A Shares	9,296,373
1,580,037	Shenzhen Megmeet Electrical Co. Ltd. - A Shares	6,869,392
627,400	Shenzhou International Group Holdings Ltd.	6,026,281
878,117	Sinocare, Inc. - A Shares	3,648,425
236,400	Sungrow Power Supply Co. Ltd. - A Shares	3,861,894
383,265	Sunny Optical Technology Group Co. Ltd.	4,050,080
5,209,187	Tencent Holdings Ltd.	231,371,853
221,372	Topchoice Medical Corp. - A Shares(a)	3,820,402
3,098,000	Weichai Power Co. Ltd. - H Shares	4,579,281
389,000	WuXi AppTec Co. Ltd. - H Shares(c)(d)	3,421,228
1,649,500	Wuxi Biologics Cayman, Inc.(a)(c)(d)	9,835,704
392,656	Yifeng Pharmacy Chain Co. Ltd. - A Shares	2,829,266
1,839,140	Yonyou Network Technology Co. Ltd. - A Shares	5,751,541
183,800	Yunnan Energy New Material Co. Ltd. - A Shares	2,768,112
2,885,168	Zhejiang Sanhua Intelligent Controls Co. Ltd. - A Shares	9,741,242
1,145,170	Zhou Hei Ya International Holdings Co. Ltd.(c)(d)	524,761
6,366,000	Zijin Mining Group Co. Ltd. - H Shares	10,777,992
		980,987,586
CZECH REPUBLIC — 0.0%
168,245	Moneta Money Bank AS(c)(d)	616,890
DENMARK — 0.5%
3,809	Carlsberg A/S - Class B	630,377

7

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Shares		Value
DENMARK (continued)
3,487	Coloplast A/S - Class B	$502,410
567,212	DSV A/S	106,750,638
23,891	Novo Nordisk A/S - Class B	3,974,375
		111,857,800
EGYPT — 0.0%
441,303	Commercial International Bank Egypt SAE	765,253
931,590	Egyptian Financial Group-Hermes Holding Co.(a)	553,310
		1,318,563
FAEROE ISLANDS — 0.0%
23,560	Bakkafrost P/F	1,717,694
FINLAND — 0.0%
7,804	Elisa Oyj	484,638
31,065	Kesko Oyj - Class B	647,638
8,272	Kone Oyj - Class B	471,924
11,595	Neste Oyj	561,945
146,940	Stora Enso Oyj - Class R	1,864,206
141,889	UPM-Kymmene Oyj	4,524,899
		8,555,250
FRANCE — 1.9%
5,887	Air Liquide SA	1,059,014
1,216,343	Airbus SE	170,330,135
21,252	BNP Paribas SA	1,373,164
6,425	Capgemini SE	1,171,646
10,966	Edenred	712,501
832	Hermes International	1,806,335
3,258	L’Oreal SA	1,557,054
200,207	LVMH Moet Hennessy Louis Vuitton SE	192,575,376
10,081	Sanofi	1,086,412
8,942	Schneider Electric SE	1,559,412
235,314	TotalEnergies SE	15,036,551
		388,267,600
GERMANY — 0.9%
4,305	adidas AG	758,136
11,408	BASF SE	590,069
2,895	Deutsche Boerse AG	552,102
15,286	Deutsche Post AG	735,250
74,204	Deutsche Telekom AG	1,789,190
18,556	Evonik Industries AG	405,012
8,079	Fresenius Medical Care AG & Co. KGaA	392,025
17,253	Fresenius SE & Co. KGaA	499,888
92,965	K+S AG	1,854,265
758,600	Siemens AG	125,041,737
12,202	Vonovia SE	264,643
1,074,715	Zalando SE(a)(c)(d)	44,202,466
		177,084,783
Shares		Value
HONG KONG — 0.2%
3,086,000	AIA Group Ltd.	$33,597,516
1,302,560	Beijing Enterprises Water Group Ltd.	330,767
146,319	BOC Hong Kong Holdings Ltd.	461,889
6,880,000	Brilliance China Automotive Holdings Ltd.	2,892,093
134,918	China Mengniu Dairy Co. Ltd.	544,606
137,815	China Overseas Land & Investment Ltd.	349,519
94,519	China Resources Beer Holdings Co. Ltd.	730,139
110,489	China Resources Land Ltd.	514,520
251,480	China Water Affairs Group Ltd.	201,564
4,044,000	Geely Automobile Holdings Ltd.	5,020,400
1,115,838	Guangdong Investment Ltd.	1,066,715
26,026	Hang Seng Bank Ltd.	385,780
1,028,315	Sino Biopharmaceutical Ltd.	570,819
74,846	Sun Hung Kai Properties Ltd.	1,042,103
		47,708,430
INDIA — 2.7%
57,110	Adani Ports & Special Economic Zone Ltd.	477,422
599,224	Apollo Hospitals Enterprise Ltd.	33,170,129
1,581,510	Asian Paints Ltd.	56,283,393
11,105	Avenue Supermarts Ltd.(a)(c)(d)	478,295
522,805	Bajaj Finance Ltd.	40,325,626
3,084,267	Bandhan Bank Ltd.(a)(c)(d)	8,685,393
386,770	Bank of Baroda	892,077
490,065	Bharat Electronics Ltd.	620,652
66,070	Bharti Airtel Ltd.	646,782
570,910	Britannia Industries Ltd.	31,832,726
40,340	Central Depository Services India Ltd.(d)	497,938
122,205	DLF Ltd.	639,226
7,582,520	HDFC Bank Ltd.	156,770,212
1,687,609	Housing Development Finance Corp. Ltd.	57,499,974
2,994,921	ICICI Prudential Life Insurance Co. Ltd.(c)(d)	15,959,055
2,616,730	Jubilant Foodworks Ltd.	14,350,951
296,520	NTPC Ltd.	625,411
340,120	Oil & Natural Gas Corp. Ltd.	663,320
745,803	Reliance Industries Ltd.	22,148,231
53,760	Tata Chemicals Ltd.	627,970
176,975	Tata Consultancy Services Ltd.	6,997,005
64,230	Tata Consumer Products Ltd.	600,946
5,085	Tata Elxsi Ltd.	414,938
3,119,058	Titan Co. Ltd.	101,055,278
50,645	TVS Motor Co. Ltd.	706,977
111,770	Wipro Ltd.	529,244
		553,499,171
INDONESIA — 0.1%
3,361,175	Aneka Tambang Tbk	483,521

8

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Shares		Value
INDONESIA (continued)
45,719,409	Bank Central Asia Tbk PT	$28,293,526
1,810,205	Bank Rakyat Indonesia Persero Tbk PT	630,819
9,425,975	Bumi Serpong Damai Tbk PT(a)	685,267
		30,093,133
IRELAND — 0.7%
6,017	Accenture Plc - Class A	1,686,505
473,005	Aptiv Plc(a)	48,653,294
15,075	Experian Plc	533,729
57,845	Grafton Group Plc - Units, CDI	630,919
1,985	ICON Plc(a)	382,490
4,288	Jazz Pharmaceuticals Plc(a)	602,335
895,280	Medtronic Plc	81,425,716
		133,914,988
ISRAEL — 0.0%
4,707	Check Point Software Technologies Ltd.(a)	599,484
330,295	ICL Group Ltd.	2,051,405
		2,650,889
ITALY — 0.0%
216,735	Eni SpA	3,274,305
45,091	FinecoBank Banca Fineco SpA	683,475
26,246	Prysmian SpA	1,074,134
		5,031,914
JAPAN — 0.7%
21,549	Aeon Co. Ltd.	439,212
13,291	Asahi Group Holdings Ltd.	513,486
28,647	Astellas Pharma, Inc.	431,555
52,025	Avex, Inc.	595,826
26,643	Bandai Namco Holdings, Inc.	605,207
16,445	Chugai Pharmaceutical Co. Ltd.	424,374
18,270	Daiwa House Industry Co. Ltd.	465,674
305	Daiwa House REIT Investment Corp.	648,939
5,475	Disco Corp.	623,358
2,835	Fast Retailing Co. Ltd.	671,333
30,999	Fuji Electric Co. Ltd.	1,251,291
9,335	Fujitsu Ltd.	1,244,144
450	Fukuoka REIT Corp.	540,680
10,226	Hamamatsu Photonics KK	542,120
15,738	Hitachi Ltd.	870,542
6,064	Hoya Corp.	635,841
91,020	Inpex Corp.	996,037
22,861	ITOCHU Corp.	758,410
180	Japan Real Estate Investment Corp. REIT	713,232
25,210	Japan Tobacco, Inc.	542,441
8,538	Kao Corp.	345,008
19,681	KDDI Corp.	614,404
196,519	Keyence Corp.	88,621,481
9,960	Kikkoman Corp.	589,968
8,042	Lawson, Inc.	365,281
Shares		Value
JAPAN (continued)
11,998	M3, Inc.	$294,503
21,569	Mitsubishi Corp.	799,689
38,900	Mitsubishi Electric Corp.	482,316
27,573	Mitsubishi Estate Co. Ltd.	339,818
31,568	Mitsui & Co. Ltd.	985,512
26,163	Mitsui Fudosan Co. Ltd.	519,650
9,948	Murata Manufacturing Co. Ltd.	564,411
16,487	Nichirei Corp.	338,232
12,782	Nihon Kohden Corp.	353,660
2,485,500	Nihon M&A Center Holdings, Inc.	18,998,777
152	Nippon Building Fund, Inc. REIT	637,369
394	Nippon Prologis REIT, Inc.	897,561
21,926	Nippon Telegraph & Telephone Corp.	669,049
18,412	Nomura Research Institute Ltd.	463,238
2,850	Obic Co. Ltd.	439,114
8,302	Omron Corp.	486,988
26,459	Osaka Gas Co. Ltd.	437,664
12,036	Otsuka Holdings Co. Ltd.	409,474
61,622	Panasonic Holdings Corp.	580,404
29,490	Recruit Holdings Co. Ltd.	827,301
13,004	Seven & i Holdings Co. Ltd.	589,308
17,142	Shimadzu Corp.	536,146
20,090	Shin-Etsu Chemical Co. Ltd.	573,285
1,268	SMC Corp.	632,408
34,669	SoftBank Corp.	390,332
16,283	Sony Group Corp.	1,473,184
49,110	Sumitomo Metal Mining Co. Ltd.	1,812,587
17,710	Sumitomo Mitsui Financial Group, Inc.	723,872
17,560	Sumitomo Realty & Development Co. Ltd.	410,013
12,426	Suntory Beverage & Food Ltd.	467,782
15,005	Terumo Corp.	449,337
28,911	Tokio Marine Holdings, Inc.	581,314
8,772	Tokyo Electron Ltd.	1,004,442
23,841	Tokyo Gas Co. Ltd.	488,336
10,537	Toyo Suisan Kaisha Ltd.	470,445
100,530	Toyota Motor Corp.	1,380,280
12,021	Unicharm Corp.	485,287
11,241	Yamaha Corp.	443,004
		146,485,936
KAZAKHSTAN — 0.1%
183,572	Kaspi.KZ JSC - GDR(d)	15,168,569
LUXEMBOURG — 0.0%
175,735	Aroundtown SA	239,420
MALAYSIA — 0.0%
1,575,610	IOI Corp. Berhad	1,353,367
269,170	Kuala Lumpur Kepong Berhad	1,300,110
151,018	Tenaga Nasional Berhad	301,634
		2,955,111

9

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Shares		Value
MEXICO — 0.0%
836,409	America Movil SAB de CV - Class B	$902,026
226,503	Grupo Financiero Banorte SAB de CV - Series O	1,962,997
780,998	Grupo Mexico SAB de CV - Series B	3,819,525
199,583	Wal-Mart de Mexico SAB de CV	804,459
		7,489,007
NETHERLANDS — 2.2%
48,667	Adyen NV(a)(c)(d)	78,200,654
221,771	ASML Holding NV	140,738,691
176,551	ASML Holding NV - New York	112,438,270
6,459	IMCD NV	972,334
8,993,463	ING Groep NV	111,539,487
21,168	Koninklijke Ahold Delhaize NV	727,854
6,204	NXP Semiconductors NV	1,015,843
6,149	Wolters Kluwer NV	814,703
		446,447,836
NORWAY — 0.1%
34,076	Aker BP ASA	814,615
93,445	Equinor ASA	2,690,378
216,800	Mowi ASA	4,136,391
245,340	Norsk Hydro ASA	1,805,473
26,695	Salmar ASA	1,186,019
29,523	Telenor ASA	368,392
33,190	TOMRA Systems ASA	508,945
72,190	Yara International ASA	2,907,008
		14,417,221
PHILIPPINES — 0.0%
857,005	SM Prime Holdings, Inc.	526,447
POLAND — 0.0%
95,391	Powszechna Kasa Oszczednosci Bank Polski SA	737,568
61,936	Powszechny Zaklad Ubezpieczen SA	570,610
		1,308,178
PORTUGAL — 0.0%
25,219	Jeronimo Martins SGPS SA	636,407
QATAR — 0.0%
116,623	Qatar National Bank QPSC	493,823
SINGAPORE — 0.5%
1,179,943	Sea Ltd. - ADR(a)	89,876,258
769,740	UMS Holdings Ltd.	598,165
1,412,990	Wilmar International Ltd.	4,173,574
		94,647,997
SOUTH AFRICA — 0.1%
98,387	Absa Group Ltd.	957,086
302,845	AngloGold Ashanti Ltd.	8,094,006
627,425	Gold Fields Ltd.	9,777,369
160,805	Impala Platinum Holdings Ltd.	1,565,566
511,005	Sibanye Stillwater Ltd.	1,129,747
79,202	Standard Bank Group Ltd.	742,577
Shares		Value
SOUTH AFRICA (continued)
79,542	Vodacom Group Ltd.	$545,209
		22,811,560
SOUTH KOREA — 0.1%
1,410	Dongwha Enterprise Co. Ltd.(a)	52,363
3,579	Hyundai Mobis Co. Ltd.	582,877
20,359	KB Financial Group, Inc.	755,649
30,364	Kia Corp.	1,923,053
1,653	Korea Zinc Co. Ltd.	635,344
1,774	LG H&H Co. Ltd.	828,363
2,400	LG H&H Co. Ltd. - Preference Shares	480,838
37,583	NAVER Corp.	5,444,852
6,251	POSCO Holdings, Inc.	1,769,062
67,235	Samsung Electronics Co. Ltd.	3,308,237
21,837	Samsung Electronics Co. Ltd. - Preference Shares	912,893
18,956	Samsung SDI Co. Ltd.	9,837,636
		26,531,167
SPAIN — 0.0%
92,982	Iberdrola SA	1,204,870
16,739	Industria de Diseno Textil SA	575,433
31,168	Red Electrica Corp. SA	566,676
113,485	Repsol SA	1,667,061
		4,014,040
SWEDEN — 0.0%
86,304	Atlas Copco AB - Class A	1,248,312
46,870	Boliden AB	1,674,989
137,360	Fastighets AB Balder - Class B(a)	639,523
131,121	Hexagon AB - Class B	1,501,297
36,503	Sandvik AB	743,560
52,815	SkiStar AB	679,994
142,380	Svenska Cellulosa AB SCA - Class B	1,953,414
34,039	Tele2 AB - Class B	361,704
72,460	Wihlborgs Fastigheter AB	585,690
		9,388,483
SWITZERLAND — 0.5%
12,520	Georg Fischer AG	912,957
150	Givaudan SA	524,695
1,962,230	Glencore Plc	11,582,324
27,841	Nestle SA	3,571,710
20,949	Novartis AG	2,142,955
6,263	Roche Holding AG	1,961,197
795	Siegfried Holding AG	612,713
259,613	Sika AG	71,711,087
2,492	Sonova Holding AG	790,279
18,664	STMicroelectronics NV	798,391
1,554	Swisscom AG	1,066,900
47,919	UBS Group AG	975,275
1,525	Zurich Insurance Group AG	739,552
		97,390,035

10

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Shares		Value
TAIWAN — 0.3%
100,685	Chailease Holding Co. Ltd.	$733,302
884,710	Chunghwa Telecom Co. Ltd.	3,660,786
97,409	Delta Electronics, Inc.	954,216
782,865	Elitegroup Computer Systems Co. Ltd.	633,444
185,511	Formosa Chemicals & Fibre Corp.	416,322
379,334	Hon Hai Precision Industry Co. Ltd.	1,292,599
41,410	MediaTek, Inc.	900,413
467,888	Mega Financial Holding Co. Ltd.	519,092
201,438	Pegatron Corp.	459,713
49,470	Poya International Co. Ltd.	925,933
75,408	Realtek Semiconductor Corp.	884,307
81,660	Sporton International, Inc.	704,304
279,356	Taiwan Semiconductor Manufacturing Co. Ltd.	4,574,620
501,690	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	42,292,467
214,755	Uni-President Enterprises Corp.	514,845
		59,466,363
THAILAND — 0.1%
7,316,800	CP ALL Public Co. Ltd. - FOR	13,904,312
TURKEY — 0.0%
29,289	BIM Birlesik Magazalar AS	235,337
214,472	Eregli Demir ve Celik Fabrikalari TAS	365,972
28,265	Ford Otomotiv Sanayi AS	781,309
22,805	Otokar Otomotiv Ve Savunma Sanayi AS	985,480
		2,368,098
UNITED ARAB EMIRATES — 0.1%
507,935	Agthia Group PJSC	639,521
483,955	Emaar Development PJSC	730,019
397,305	Emaar Properties PJSC	644,135
531,085	Fertiglobe Plc	556,212
219,860	International Holding Co. PJSC(a)	23,647,533
		26,217,420
UNITED KINGDOM — 3.9%
265,829	Anglo American Plc	8,191,303
1,380,980	AstraZeneca Plc	203,229,140
9,271	AstraZeneca Plc - ADR	678,823
75,143	Barratt Developments Plc	472,756
1,904,756	BP Plc	12,778,999
26,962	British American Tobacco Plc	996,132
9,710	Croda International Plc	853,115
3,314,280	Diageo Plc	151,184,558
3,236,706	Entain Plc	58,976,882
36,777	GSK Plc	663,206
24,111	Hargreaves Lansdown Plc	244,106
71,265	Howden Joinery Group Plc	614,332
98,515	HSBC Holdings Plc	710,032
485,147	ITV Plc	493,792
169,005	Legal & General Group Plc	498,653
7,445	LivaNova Plc(a)	356,616
Shares		Value
UNITED KINGDOM (continued)
1,054,895	Lloyds Banking Group Plc	$640,872
1,623,924	London Stock Exchange Group Plc	170,501,082
139,904	Mondi Plc	2,229,416
8,193	Next Plc	695,150
74,815	Pennon Group Plc	809,098
41,087	RELX Plc	1,368,965
202,755	Rio Tinto Plc	12,889,621
73,612,200	Rolls-Royce Holdings Plc(a)	141,016,613
73,280	Severn Trent Plc	2,699,165
712,407	Shell Plc	21,890,965
6,151	Spirax-Sarco Engineering Plc	859,541
18,000	Unilever Plc	1,002,278
13,255	Unilever Plc	738,267
195,920	United Utilities Group Plc	2,661,470
		800,944,948
UNITED STATES — 69.9%
5,485	3M Co.	582,617
16,000	A.O. Smith Corp.	1,092,640
1,080,259	Abbott Laboratories	119,336,212
1,481,179	AbbVie, Inc.	223,835,771
17,885	ACI Worldwide, Inc.(a)	453,027
5,676	Adobe, Inc.(a)	2,143,031
809,267	Agilent Technologies, Inc.	109,599,030
11,640	Agilysys, Inc.(a)	908,386
7,505	Agree Realty Corp. REIT	510,265
490,862	Air Products and Chemicals, Inc.	144,490,138
161,123	Airbnb, Inc. - Class A(a)	19,281,589
25,530	Alcoa Corp.	948,184
472,973	Alexandria Real Estate Equities, Inc. REIT	58,733,787
166,870	Align Technology, Inc.(a)	54,282,811
33,494	Ally Financial, Inc.	883,572
596,980	Alphabet, Inc. - Class A(a)	64,079,833
4,197,760	Alphabet, Inc. - Class C(a)	454,281,587
4,283,914	Amazon.com, Inc.(a)	451,738,731
10,422	American Express Co.	1,681,485
9,165	American International Group, Inc.	486,112
8,170	American States Water Co.	725,088
396,562	American Tower Corp. REIT	81,053,307
39,730	American Water Works Co., Inc.	5,889,973
4,632	Ameriprise Financial, Inc.	1,413,316
978,282	AmerisourceBergen Corp.	163,226,352
420,054	AMETEK, Inc.	57,938,048
7,638	Amgen, Inc.	1,831,134
4,260	Analog Devices, Inc.	766,289
2,294	ANSYS, Inc.(a)	720,132
2,442	Aon Plc - Class A	794,090
20,625	APA Corp.	760,031
5,470,484	Apple, Inc.	928,231,725
13,534	Applied Materials, Inc.	1,529,748
188,885	Archer-Daniels-Midland Co.	14,748,141
672,500	Arthur J Gallagher & Co.	139,920,350

11

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Shares		Value
UNITED STATES (continued)
12,315	ASGN, Inc.(a)	$881,631
72,378	AT&T, Inc.	1,278,919
5,041	Autodesk, Inc.(a)	981,936
288,405	Automatic Data Processing, Inc.	63,449,100
484	AutoZone, Inc.(a)	1,289,042
4,018	Avery Dennison Corp.	701,061
177,115	Axon Enterprise, Inc.(a)	37,319,902
3,765,328	Bank of America Corp.	110,248,804
29,872	Bank OZK	1,067,028
606,012	BeiGene Ltd.(a)	11,892,366
654,871	Berkshire Hathaway, Inc. - Class B(a)	215,157,867
2,068	Biogen, Inc.(a)	629,148
10,932	Bio-Techne Corp.	873,248
1,733,978	Blackstone, Inc.	154,896,255
686,822	Block, Inc.(a)	41,751,909
613	Booking Holdings, Inc.(a)	1,646,708
16,277	BorgWarner, Inc.	783,412
29,905	Boyd Gaming Corp.	2,075,407
13,729	Bread Financial Holdings, Inc.	378,920
25,907	Bristol-Myers Squibb Co.	1,729,810
313,449	Broadcom, Inc.	196,375,799
4,257	Broadridge Financial Solutions, Inc.	619,010
6,951	Brown-Forman Corp. - Class B	452,441
50,000	Bunge Ltd.	4,680,000
300	Cable One, Inc.	227,523
486,027	Cadence Design Systems, Inc.(a)	101,798,355
19,792	California Water Service Group	1,109,935
5,280	Capital One Financial Corp.	513,744
8,503	Cardinal Health, Inc.	698,096
21,935	Carriage Services, Inc.	629,754
272,866	Caterpillar, Inc.	59,703,081
78,020	CF Industries Holdings, Inc.	5,584,672
17,759	Charles Schwab Corp. (The)	927,730
2,303	Charter Communications, Inc. - Class A(a)	849,116
15,895	Cheesecake Factory, Inc. (The)	535,503
1,124	Chemed Corp.	619,605
3,381,954	Chevron Corp.	570,129,805
81,537	Chipotle Mexican Grill, Inc.(a)	168,587,532
5,753	Cigna Group (The)	1,457,177
51,007	Cisco Systems, Inc.	2,410,081
35,769	Citigroup, Inc.	1,683,647
35,653	Citizens Financial Group, Inc.	1,103,104
3,570	Clorox Co. (The)	591,263
771,105	Cloudflare, Inc. - Class A(a)	36,280,490
1,319,066	Coca-Cola Co. (The)	84,618,084
11,509	Cognizant Technology Solutions Corp. - Class A	687,202
10,237	Colgate-Palmolive Co.	816,913
1,903,847	Comcast Corp. - Class A	78,762,150
19,874	Comerica, Inc.	861,935
12,362	CommVault Systems, Inc.(a)	720,334
85,007	ConocoPhillips	8,746,370
Shares		Value
UNITED STATES (continued)
2,346,395	Corteva, Inc.	$143,411,662
373,845	Costco Wholesale Corp.	188,126,281
70,475	Coterra Energy, Inc.	1,804,160
747,754	Coupang, Inc.(a)	12,532,357
4,487	Crown Castle, Inc. REIT	552,305
43,299	CSX Corp.	1,326,681
2,965	Cummins, Inc.	696,894
14,505	CVS Health Corp.	1,063,362
468,505	Danaher Corp.	110,993,520
237,382	Deere & Co.	89,735,144
38,130	Devon Energy Corp.	2,037,286
849,747	Dexcom, Inc.(a)	103,108,301
9,890	Diamondback Energy, Inc.	1,406,358
5,908	Digital Realty Trust, Inc. REIT	585,778
2,531	Dollar General Corp.	560,515
1,365	Domino’s Pizza, Inc.	433,347
560,004	DoorDash, Inc. - Class A(a)	34,266,645
1,169,910	Duke Energy Corp.	115,680,701
29,112	East West Bancorp, Inc.	1,504,799
522,529	Eaton Corp. Plc	87,325,046
27,655	eBay, Inc.	1,284,022
337,828	Edwards Lifesciences Corp.(a)	29,722,107
5,242	Electronic Arts, Inc.	667,202
252,995	Elevance Health, Inc.	118,566,107
10,079	Eli Lilly & Co.	3,989,873
6,133	Encompass Health Corp.	393,432
6,658	Enovis Corp.(a)	387,829
555,852	Entegris, Inc.	41,644,432
7,636	Envestnet, Inc.(a)	483,970
651,125	EOG Resources, Inc.	77,789,904
17,050	EQT Corp.	594,022
21,803	Equity Commonwealth REIT	451,758
7,097	Equity LifeStyle Properties, Inc. REIT	488,983
50,650	Essential Utilities, Inc.	2,162,755
332,453	Estee Lauder Cos, Inc. (The) - Class A	82,022,804
4,815	Etsy, Inc.(a)	486,459
5,632	Euronet Worldwide, Inc.(a)	623,688
5,910	Extra Space Storage, Inc. REIT	898,556
766,647	Exxon Mobil Corp.	90,725,006
3,313	Fair Isaac Corp.(a)	2,411,698
12,184	Fastenal Co.	655,987
1,315,600	Fiserv, Inc.(a)	160,661,072
3,651	FleetCor Technologies, Inc.(a)	781,022
54,944	Flex Ltd.(a)	1,130,198
43,230	FMC Corp.	5,342,363
1,347,610	Fortinet, Inc.(a)	84,966,811
1,584,153	Freeport-McMoRan, Inc.	60,055,240
22,078	Gen Digital, Inc.	390,118
6,529	General Dynamics Corp.	1,425,542
11,461	General Mills, Inc.	1,015,788
564,574	Genuine Parts Co.	95,023,450
13,394	Gilead Sciences, Inc.	1,101,121
5,588	Goldman Sachs Group, Inc. (The)	1,919,143

12

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Shares		Value
UNITED STATES (continued)
9,442	Graco, Inc.	$748,656
4,975	Guidewire Software, Inc.(a)	379,045
3,884	HCA Healthcare, Inc.	1,115,990
178,477	Hershey Co. (The)	48,734,930
15,875	Hess Corp.	2,302,828
281,962	Home Depot, Inc. (The)	84,740,859
7,473	Honeywell International, Inc.	1,493,404
9,725	Hormel Foods Corp.	393,279
41,675	HP, Inc.	1,238,164
1,813	Humana, Inc.	961,778
2,141	IDEXX Laboratories, Inc.(a)	1,053,715
298,649	Illinois Tool Works, Inc.	72,255,139
9,402	Integra LifeSciences Holdings Corp.(a)	520,119
51,521	Intel Corp.	1,600,242
10,313	InterDigital, Inc.	698,603
14,465	International Business Machines Corp.	1,828,521
5,200	Intuit, Inc.	2,308,540
355,562	Intuitive Surgical, Inc.(a)	107,102,386
327,683	iRhythm Technologies, Inc.(a)	43,057,546
5,795	Jack in the Box, Inc.	537,139
371,520	Johnson & Johnson	60,817,824
3,172,538	JPMorgan Chase & Co.	438,571,653
19,349	Kennametal, Inc.	502,300
5,415	Kimberly-Clark Corp.	784,579
30,931	Kinder Morgan, Inc.	530,467
279,332	KLA Corp.	107,972,991
14,303	Kroger Co. (The)	695,555
3,531	L3Harris Technologies, Inc.	689,075
174,000	Lam Research Corp.	91,189,920
3,160	Lancaster Colony Corp.	660,819
4,890	Leidos Holdings, Inc.	456,041
12,405	Lennar Corp. - Class A	1,399,408
16,517	Lincoln National Corp.	358,914
508,541	Linde Plc	187,880,472
138,317	Lockheed Martin Corp.	64,241,331
694,772	Lowe’s Cos, Inc.	144,394,465
8,821	Manhattan Associates, Inc.(a)	1,461,463
47,545	Marathon Oil Corp.	1,148,687
5,492	Marriott Vacations Worldwide Corp.	739,004
12,388	Masco Corp.	662,882
2,202	Masimo Corp.(a)	416,486
510,187	Mastercard, Inc. - Class A	193,886,366
258,088	McDonald’s Corp.	76,329,526
3,313	McKesson Corp.	1,206,727
1,246,358	Merck & Co., Inc.	143,916,958
848,230	Meta Platforms, Inc. - Class A(a)	203,846,634
1,318,825	MetLife, Inc.	80,883,537
876	Mettler-Toledo International, Inc.(a)	1,306,554
15,148	Microchip Technology, Inc.	1,105,653
14,047	Micron Technology, Inc.	904,065
3,383,158	Microsoft Corp.	1,039,509,127
5,135	Moderna, Inc.(a)	682,390
6,512	Mohawk Industries, Inc.(a)	689,621
Shares		Value
UNITED STATES (continued)
2,732	Molina Healthcare, Inc.(a)	$813,835
22,702	Mondelez International, Inc. - Class A	1,741,697
2,931	Monolithic Power Systems, Inc.	1,354,034
16,452	Monster Beverage Corp.(a)	921,312
27,262	Morgan Stanley	2,452,762
135,615	Mosaic Co. (The)	5,811,103
424,330	Motorola Solutions, Inc.	123,649,762
2,353	MSCI, Inc.	1,135,205
67,180	Navient Corp.	1,111,157
23,145	NCR Corp.(a)	515,902
10,452	NetApp, Inc.	657,326
192,724	Netflix, Inc.(a)	63,585,429
470,960	Newmont Corp.	22,323,504
10,119	NextEra Energy Partners LP	581,944
3,316,855	NextEra Energy, Inc.	254,170,599
644,625	NIKE, Inc. - Class B	81,686,880
6,118	Norfolk Southern Corp.	1,242,138
301,950	Northrop Grumman Corp.	139,280,477
5,708	Novanta, Inc.(a)	872,411
928,293	NVIDIA Corp.	257,592,025
65,845	Occidental Petroleum Corp.	4,051,443
750,630	Okta, Inc.(a)	51,440,674
11,590	Omnicell, Inc.(a)	704,324
31,721	ON Semiconductor Corp.(a)	2,282,643
3,171,677	Oracle Corp.	300,421,245
219,820	O’Reilly Automotive, Inc.(a)	201,643,084
13,850	Ovintiv, Inc.	499,708
9,687	PACCAR, Inc.	723,522
630,541	Palo Alto Networks, Inc.(a)	115,048,511
6,656	Paychex, Inc.	731,228
2,705	Paylocity Holding Corp.(a)	522,849
3,045	Penumbra, Inc.(a)	865,145
292,493	PepsiCo, Inc.	55,833,989
52,207	Pfizer, Inc.	2,030,330
9,641,182	PG&E Corp.(a)	164,960,624
1,421,538	Philip Morris International, Inc.	142,111,154
8,165	Phillips 66	808,335
20,968	Pioneer Natural Resources Co.	4,561,588
13,857	Premier, Inc. - Class A	461,854
493,379	Procter & Gamble Co. (The)	77,154,608
11,639	Progress Software Corp.	638,748
8,315	Prologis, Inc. REIT	1,041,454
429,495	Prudential Financial, Inc.	37,366,065
3,995	Public Storage REIT	1,177,846
9,977	PVH Corp.	856,126
11,733	QUALCOMM, Inc.	1,370,414
875,771	Quanta Services, Inc.	148,565,792
727,574	Quest Diagnostics, Inc.	100,994,547
1,136	Regeneron Pharmaceuticals, Inc.(a)	910,833
218,618	Repligen Corp.(a)	33,149,047
17,186	Rollins, Inc.	726,109
2,063	Roper Technologies, Inc.	938,211
470,093	Ross Stores, Inc.	50,173,026

13

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Shares		Value
UNITED STATES (continued)
37,695	Royal Gold, Inc.	$4,992,326
258,980	S&P Global, Inc.	93,900,968
5,480	Saia, Inc.(a)	1,631,780
31,373	Schlumberger NV	1,548,258
5,730	Science Applications International Corp.	584,632
13,365	Scotts Miracle-Gro Co. (The)	892,916
8,715	Seagate Technology Holdings Plc	512,181
8,945	Shake Shack, Inc. - Class A(a)	490,275
701,455	Simon Property Group, Inc. REIT	79,488,881
32,205	Six Flags Entertainment Corp.(a)	781,615
8,809	Skyworks Solutions, Inc.	932,873
295,463	Snowflake, Inc. - Class A(a)	43,752,161
15,435	Spectrum Brands Holdings, Inc.	1,026,428
12,475	SS&C Technologies Holdings, Inc.	730,287
753,346	Starbucks Corp.	86,099,914
15,727	State Street Corp.	1,136,433
8,860	Stericycle, Inc.(a)	404,459
31,990	Synchrony Financial	944,025
4,445	Synopsys, Inc.(a)	1,650,517
279,163	Target Corp.	44,037,963
952,041	TE Connectivity Ltd.	116,501,257
8,522	Teradyne, Inc.	778,740
633,749	Texas Instruments, Inc.	105,962,833
19,247	Textron, Inc.	1,288,394
237,822	Thermo Fisher Scientific, Inc.	131,967,428
12,362	Timken Co. (The)	950,020
6,322	Tractor Supply Co.	1,507,165
17,801	Trimble, Inc.(a)	838,427
9,591	TriNet Group, Inc.(a)	889,853
1,805,624	Truist Financial Corp.	58,827,230
1,528	Tyler Technologies, Inc.(a)	579,158
108,705	Tyson Foods, Inc. - Class A	6,792,975
23,166	UFP Industries, Inc.	1,818,994
2,398	Ulta Beauty, Inc.(a)	1,322,329
472,092	Union Pacific Corp.	92,388,404
187,148	United Rentals, Inc.	67,581,014
4,555	United Therapeutics Corp.(a)	1,048,242
465,194	UnitedHealth Group, Inc.	228,917,315
2,806	Vail Resorts, Inc.	674,899
9,470	Valero Energy Corp.	1,085,925
2,170	VeriSign, Inc.(a)	481,306
2,939	Verisk Analytics, Inc.	570,489
3,353,347	Verizon Communications, Inc.	130,210,464
34,593	Viatris, Inc.	322,753
1,131,958	Visa, Inc. - Class A	263,440,585
24,752	Vistra Corp.	590,583
10,194	Walgreens Boots Alliance, Inc.	359,339
674,083	Walmart, Inc.	101,766,311
504,167	Waste Management, Inc.	83,716,930
2,412	Waters Corp.(a)	724,468
2,765	WD-40 Co.	526,456
856,025	WEC Energy Group, Inc.	82,323,924
Shares		Value
UNITED STATES (continued)
42,233	Wells Fargo & Co.	$1,678,762
18,113	WESCO International, Inc.	2,608,272
3,081	West Pharmaceutical Services, Inc.	1,112,980
15,286	Westrock Co.	457,510
8,704	WEX, Inc.(a)	1,543,654
168,758	Weyerhaeuser Co. REIT	5,047,552
1,601	WW Grainger, Inc.	1,113,608
5,609	Yum! Brands, Inc.	788,513
2,561	Zebra Technologies Corp. - Class A(a)	737,645
356,700	Zoetis, Inc.	62,700,726
		14,477,382,339
URUGUAY — 0.9%
114,488	Globant SA(a)	17,959,732
124,491	MercadoLibre, Inc.(a)	159,036,008
		176,995,740
Total Common Stocks (Cost $14,774,074,966)		19,663,599,889

EXCHANGE-TRADED FUNDS — 3.0%
2,988,148	Consumer Staples Select Sector SPDR Fund	231,402,181
1,566,720	Energy Select Sector SPDR Fund	133,374,873
763,500	Health Care Select Sector SPDR Fund	101,950,155
1,179,200	SPDR S&P Metals & Mining ETF	58,252,480
648,753	SPDR S&P Oil & Gas Exploration & Production ETF	82,462,994
Total Exchange-Traded Funds (Cost $586,758,052)		607,442,683

INVESTMENT COMPANY — 2.2%
462,307,277	Federated Hermes Government Obligations Fund, 4.72%(e)	462,307,277
Total Investment Company (Cost $462,307,277)		462,307,277

Principal Amount
CASH SWEEP — 0.0%
4,239,438	Citibank - US Dollars on Deposit in Custody Account, 2.00%	4,239,438
Total Cash Sweep (Cost $4,239,438)		4,239,438
TOTAL INVESTMENTS — 100.1% (Cost $15,827,379,733)		$20,737,589,287
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(15,111,368)
NET ASSETS — 100.0%		$20,722,477,919

14

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

(a)	Non-income producing security.
(b)	These securities have been determined to be illiquid in accordance with procedures adopted by the Fund’s Board of Directors.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except as indicated in (b).
(d)	Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933.
(e)	The rate shown represents the current yield as of April 30, 2023.

Forward Foreign Currency Exchange Contracts Outstanding at April 30, 2023:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation /(Depreciation)
CAD	13,625,000	USD	10,000,000	Barclays Bank Plc	06/27/23	$69,269
EUR	13,987,970	USD	15,000,000	Barclays Bank Plc	06/27/23	466,891
GBP	12,448,133	USD	15,000,000	Barclays Bank Plc	06/27/23	663,946
						1,200,106
JPY	7,749,300,000	USD	60,000,000	Barclays Bank Plc	06/27/23	(2,584,551)
Total Forward Foreign Currency Exchange Contracts						$(1,384,445)

The following abbreviations are used in the report:

ADR — American Depositary Receipt

CAD — Canadian Dollar

CDI — CREST Depository Interest

ETF — Exchange-Traded Fund

EUR — Euro

FOR — Foreign Ownership Restrictions

GBP — British Pound

GDR — Global Depositary Receipt

JPY — Japanese Yen

REIT — Real Estate Investment Trust

SPDR — Standard & Poor’s Depositary Receipt

USD — U.S. Dollar

PORTFOLIO DIVERSIFICATION BY COUNTRY (UNAUDITED)

Country:	Percentage of Net Assets
Australia	1.6%
Belgium	0.0	*
Brazil	0.4
Canada	1.7
Chile	0.0	*
China	4.7
Czech Republic	0.0	*
Denmark	0.5
Egypt	0.0	*
Faeroe Islands	0.0	*
Finland	0.0	*
France	1.9
Germany	0.9
Country:	Percentage of Net Assets
Hong Kong	0.2%
India	2.7
Indonesia	0.1
Ireland	0.7
Israel	0.0	*
Italy	0.0	*
Japan	0.7
Kazakhstan	0.1
Luxembourg	0.0	*
Malaysia	0.0	*
Mexico	0.0	*
Netherlands	2.2
Norway	0.1
Philippines	0.0	*
Poland	0.0	*
Portugal	0.0	*
Qatar	0.0	*
Singapore	0.5
South Africa	0.1
South Korea	0.1
Spain	0.0	*
Sweden	0.0	*
Switzerland	0.5
Taiwan	0.3
Thailand	0.1
Turkey	0.0	*
United Arab Emirates	0.1
United Kingdom	3.9
United States	69.9

15

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Country:	Percentage of Net Assets
Uruguay	0.9%
Other**	5.1
100.0%

*	Represents less than 0.01% of net assets.
**	Includes cash and equivalents, exchange-traded funds, investment company, forward foreign currency exchange contracts, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

16

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments	April 30, 2023 (Unaudited)

Shares		Value
COMMON STOCKS — 85.3%
AUSTRALIA — 2.6%
427,035	Accent Group Ltd.	$722,661
474,741	Adbri Ltd.	501,248
128,814	Aeris Resources Ltd.(a)	40,678
314,097	Alkane Resources Ltd.(a)	183,222
424,362	Allkem Ltd.(a)	3,485,072
319,026	Altium Ltd.	8,132,372
728,281	Alumina Ltd.	739,162
68,145	Ansell Ltd.	1,212,648
938,900	Aurizon Holdings Ltd.	2,134,730
192,733	Australian Clinical Labs Ltd.(b)	452,217
140,436	Base Resources Ltd.	17,650
7,131	Bendigo & Adelaide Bank Ltd.	41,055
408,706	Boral Ltd.(a)	1,121,842
290,985	Brambles Ltd.	2,756,451
7,957	Brickworks Ltd.	132,390
1,107	Cardno Ltd.	286
1,256,983	Champion Iron Ltd.	5,461,422
24,926	Clinuvel Pharmaceuticals Ltd.	335,425
17,710	Cochlear Ltd.	2,903,867
448,280	Codan Ltd.	2,177,546
81,450	Computershare Ltd.	1,212,450
1,270,699	CSR Ltd.	4,448,368
57,468	Data#3 Ltd.	290,111
199,077	DDH1 Ltd.	112,531
268,649	Deterra Royalties Ltd.	823,777
73,190	DGL Group Ltd.(a)(b)	70,412
41,680	Eagers Automotive Ltd.	393,604
121,638	Emerald Resources NL(a)	155,496
14,106	Enero Group Ltd.	17,062
412,713	Estia Health Ltd.	720,065
1,639,664	Evolution Mining Ltd.	3,866,294
8,333	EVT Ltd.	66,783
226,439	Fenix Resources Ltd.	36,060
100,929	FleetPartners Group Ltd.(a)	140,672
317,220	Gold Road Resources Ltd.	394,712
652,151	GrainCorp Ltd. - Class A	2,954,757
2,324,676	Grange Resources Ltd.	954,135
291,855	Hansen Technologies Ltd.	874,184
1,147,340	Harvey Norman Holdings Ltd.	2,755,461
722,623	Helia Group Ltd.	1,517,931
21,513	Helloworld Travel Ltd.	43,165
32,100	HUB24 Ltd.	600,896
2,000,607	Iluka Resources Ltd.	14,700,399
618,455	Imdex Ltd.	854,604
5,937,724	Incitec Pivot Ltd.	12,651,012
72,078	Inghams Group Ltd.	134,547
35,452	Integrated Research Ltd.(a)	9,422
221,455	IPH Ltd.	1,198,000
47,372	Judo Capital Holdings Ltd.(a)	39,052
21,819	Jumbo Interactive Ltd.	189,798
943,225	Karoon Energy Ltd.(a)	1,348,347
1,033,952	Macmahon Holdings Ltd.	92,625
Shares		Value
AUSTRALIA (continued)
755	Macquarie Telecom Group Ltd.(a)	$30,762
395,117	McMillan Shakespeare Ltd.	4,036,215
983,225	Medibank Pvt Ltd.	2,326,862
1,489,760	Metals X Ltd.(a)	273,159
446,215	Metcash Ltd.	1,156,373
48,975	Mineral Resources Ltd.	2,415,968
234,479	MMA Offshore Ltd.(a)	187,364
166,605	Monadelphous Group Ltd.	1,373,343
198,582	Monash IVF Group Ltd.	152,225
455,385	Mount Gibson Iron Ltd.(a)	143,985
172,475	Myer Holdings Ltd.	100,388
587,785	Nanosonics Ltd.(a)	2,239,248
64,260	Navigator Global Investments Ltd.	45,453
57,633	Neuren Pharmaceuticals Ltd.(a)	543,626
54,689	New Energy Solar Ltd.(c)	2,280
3,330,291	New Hope Corp. Ltd.	11,772,305
111,915	nib holdings Ltd.	574,246
410,396	NRW Holdings Ltd.	659,539
1,498,068	Nufarm Ltd.	5,570,152
70,959	Nuix Ltd.(a)	50,701
37,291	Objective Corp. Ltd.	319,241
236,419	OceanaGold Corp.	540,945
155,223	OFX Group Ltd.(a)	147,126
267,351	oOh!media Ltd.	292,924
4,664,553	Orora Ltd.	10,661,024
259,370	Perenti Ltd.(a)	198,760
4,355,987	Perseus Mining Ltd.	6,437,689
87,441	Platinum Asset Management Ltd.	102,149
59,837	Premier Investments Ltd.	1,041,363
193,808	Pro Medicus Ltd.	7,955,220
1,147,051	Ramelius Resources Ltd.	1,001,043
41,045	REA Group Ltd.	3,860,219
2,864,051	Regis Resources Ltd.(a)	4,052,448
564,253	Resolute Mining Ltd.(a)	179,049
169,133	Ridley Corp. Ltd.	242,508
77,517	RPMGlobal Holdings Ltd.(a)	72,051
1,730,427	Sierra Rutile Holdings Ltd.(a)	258,778
46,723	Sigma Healthcare Ltd.	21,685
2,319,629	Silver Lake Resources Ltd.(a)	1,955,517
175,195	Sims Ltd.	1,836,000
763,890	South32 Ltd.	2,159,328
166,234	SRG Global Ltd.	83,386
450,087	Stanmore Resources Ltd.(a)	917,082
12,440	Sunland Group Ltd.	11,861
328,539	Super Retail Group Ltd.	2,964,932
793,445	Technology One Ltd.	7,999,372
1,447,021	Terracom Ltd.	616,655
1,404,722	Ventia Services Group Pty Ltd.	2,446,548
29,050	Washington H Soul Pattinson & Co. Ltd.	608,117
499,520	Webjet Ltd.(a)	2,470,300
1,991,144	West African Resources Ltd.(a)	1,288,239
748,419	Westgold Resources Ltd.(a)	756,355

17

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Shares		Value
AUSTRALIA (continued)
3,471,886	Whitehaven Coal Ltd.	$16,660,804
294,625	Worley Ltd.	2,960,236
		202,991,824
AUSTRIA — 0.4%
101,316	ANDRITZ AG	6,580,047
38,630	AT&S Austria Technologie & Systemtechnik AG	1,181,290
3,063	AT&S Austria Technologie & Systemtechnik AG	94,451
40,250	Erste Group Bank AG	1,463,459
18,995	EVN AG	457,787
6,979	Palfinger AG	229,467
8,563	Porr AG	130,939
525,150	Raiffeisen Bank International AG(a)	8,067,192
13,704	Rhi Magnesita NV	389,518
46,642	Schoeller-Bleckmann Oilfield Equipment AG	2,929,448
964	Semperit AG Holding	25,352
4,167	Strabag SE	181,716
78,983	UNIQA Insurance Group AG	708,690
9,770	Vienna Insurance Group AG Wiener Versicherung Gruppe	287,463
210,814	Wienerberger AG	6,350,717
32,273	Zumtobel Group AG	253,497
		29,331,033
BELGIUM — 0.3%
2,523	Ascencio REIT	139,981
284,438	Azelis Group NV	6,748,144
120,896	Barco NV	3,530,786
34,874	Bekaert SA	1,623,527
67,699	bpost SA	333,080
3,608	Cie d’Entreprises CFE(a)	38,999
156,033	Econocom Group SA	535,954
10,290	Elia Group SA	1,410,965
18,393	EVS Broadcast Equipment SA	448,317
12,382	Ion Beam Applications	226,368
48,446	Melexis NV	4,618,108
5,498	Retail Estates NV REIT	407,340
2,298	Sipef NV	149,752
1,345	Wereldhave Belgium Comm VA REIT	72,847
		20,284,168
BERMUDA — 0.1%
420,000	James River Group Holdings Ltd.	8,177,400
BRAZIL — 0.6%
1,738,914	Americanas SA(a)	359,092
1,611,575	BRF SA - ADR(a)	2,078,932
2,430,984	Cia Energetica de Minas Gerais - ADR	5,882,981
3,601,148	Hapvida Participacoes e Investimentos SA(a)(b)(d)	1,971,036
597,110	Pagseguro Digital Ltd. - Class A(a)	5,875,562
1,609,800	Rumo SA	6,345,216
Shares		Value
BRAZIL (continued)
579,100	StoneCo Ltd. - Class A(a)	$7,134,512
1,886,438	Ultrapar Participacoes SA	5,465,141
9,069,600	Via SA(a)	3,327,593
2,027,700	Vibra Energia SA	5,317,438
		43,757,503
CANADA — 3.9%
841,882	AbCellera Biologics, Inc.(a)	5,707,960
4,941	Agnico Eagle Mines Ltd.	280,280
125,630	Altius Minerals Corp.	1,970,430
200,700	Altus Group Ltd.	7,969,635
54,300	Amerigo Resources Ltd.	64,526
203,005	ARC Resources Ltd.	2,521,736
46,180	Aritzia, Inc.(a)	1,467,698
256,936	Artis Real Estate Investment Trust REIT	1,335,077
25,100	ATCO Ltd. - Class I	829,411
342,955	B2Gold Corp.	1,349,190
10,180	Bird Construction, Inc.	64,393
26,300	Black Diamond Group Ltd.	132,970
61,286	Boardwalk Real Estate Investment Trust REIT	2,623,603
818,326	CAE, Inc.(a)	18,415,883
67,100	Calibre Mining Corp.(a)	76,765
45,320	Canada Goose Holdings, Inc.(a)	888,437
367,054	Canfor Corp.(a)	5,515,902
35,165	Capital Power Corp.	1,146,169
107,000	Capstone Copper Corp.(a)	503,074
10,409	Cascades, Inc.	84,818
34,975	CCL Industries, Inc. - Class B	1,644,652
154,042	Celestica, Inc.(a)	1,671,342
336,480	Centerra Gold, Inc.	2,274,906
80,224	CES Energy Solutions Corp.	159,282
132,435	Choice Properties Real Estate Investment Trust REIT	1,431,043
59	Cogeco, Inc.	2,511
6,680	Computer Modelling Group Ltd.	34,957
6,527	Coveo Solutions, Inc.(a)	31,555
83,510	Crescent Point Energy Corp.	617,611
30,800	Crew Energy, Inc.(a)	104,572
189,570	Descartes Systems Group, Inc. (The)(a)	15,010,153
86,400	Descartes Systems Group, Inc. (The)(a)	6,846,444
5,300	Docebo, Inc.(a)	205,764
751,219	Dollarama, Inc.	46,530,833
5,958	DREAM Unlimited Corp. - Class A	99,340
8,123	Dundee Precious Metals, Inc.	59,595
63,430	Element Fleet Management Corp.	829,597
24,967	Enghouse Systems Ltd.	687,175
64,600	Ensign Energy Services, Inc.(a)	126,353
145,130	ERO Copper Corp.(a)	2,857,931
21,700	Evertz Technologies Ltd.	189,956
19,383	Exco Technologies Ltd.	105,295
22,300	Finning International, Inc.	577,889

18

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Shares		Value
CANADA (continued)
64,415	FirstService Corp.	$9,709,917
202,772	H&R Real Estate Investment Trust REIT	1,758,550
131,285	Headwater Exploration, Inc.	602,718
4,319	High Liner Foods, Inc.	46,446
284,779	Hudbay Minerals, Inc.	1,427,206
1,592,686	IAMGOLD Corp.(a)	4,539,155
60,100	IAMGOLD Corp.(a)	172,114
19,564	InPlay Oil Corp.	40,288
172,825	Interfor Corp.(a)	2,711,931
512	Kelt Exploration Ltd.(a)	1,871
219,480	Killam Apartment Real Estate Investment Trust REIT	2,726,389
92,600	Kinaxis, Inc.(a)	12,716,652
1,204,630	Kinross Gold Corp.	6,083,382
411,025	Knight Therapeutics, Inc.(a)	1,365,179
120,785	Laurentian Bank of Canada	2,871,524
645,200	Lightspeed Commerce, Inc.(a)	8,481,391
10,600	Linamar Corp.	503,849
11,050	Major Drilling Group International, Inc.(a)	85,229
153,467	Martinrea International, Inc.	1,602,803
63,436	Medical Facilities Corp.	401,728
495,600	MEG Energy Corp.(a)	8,252,379
17,980	Methanex Corp.	804,877
45,415	Metro, Inc.	2,588,439
2,387	Morguard Corp.	181,978
72,866	Morguard North American Residential Real Estate Investment Trust REIT	914,825
428,472	Mullen Group Ltd.	4,746,920
23,170	North West Co., Inc. (The)	679,615
76,930	Northland Power, Inc.	1,888,542
2,467	NuVista Energy Ltd.(a)	21,413
3,900	Obsidian Energy Ltd.(a)	25,360
311,727	Pan American Silver Corp.	5,551,858
22,600	Parex Resources, Inc.	458,889
285,706	Pason Systems, Inc.	2,488,342
177,553	Peyto Exploration & Development Corp.	1,617,156
1,037	Precision Drilling Corp.(a)	51,657
28,415	Quebecor, Inc. - Class B	733,419
12,800	Reitmans Canada Ltd. - Class A(a)	26,075
109,890	Richelieu Hardware Ltd.	3,304,365
125,210	RioCan Real Estate Investment Trust REIT	1,938,891
619,304	Ritchie Bros Auctioneers, Inc.	35,417,996
30,140	Ritchie Bros Auctioneers, Inc.	1,724,510
36,107	Russel Metals, Inc.	919,431
106,305	Saputo, Inc.	2,752,467
8,997	Savaria Corp.	110,367
77,832	Shawcor Ltd.(a)	700,853
5,962	Silvercorp Metals, Inc.	21,826
Shares		Value
CANADA (continued)
84	SIR Royalty Income Fund - Units	$1,074
4,069	Slate Grocery REIT - Class U	39,794
263,834	Stelco Holdings, Inc.	9,218,660
138,080	Stella-Jones, Inc.	5,403,551
50,375	Teck Resources Ltd. - Class B	2,346,508
41,875	TFI International, Inc.	4,513,110
18,555	TMX Group Ltd.	1,879,261
67,429	Torex Gold Resources, Inc.(a)	1,106,356
68,305	Tourmaline Oil Corp.	3,068,772
7,600	TransAlta Corp.	67,762
140,110	Transcontinental, Inc. - Class A	1,508,805
16,047	Uni-Select, Inc.(a)	551,225
142,270	Vermilion Energy, Inc.	1,800,886
22,148	Victoria Gold Corp.(a)	159,549
44,177	Wajax Corp.	784,188
512,884	Western Forest Products, Inc.	393,696
26,630	Westshore Terminals Investment Corp.	542,880
886,455	Whitecap Resources, Inc.	6,987,740
231	Winpak Ltd.	7,705
		311,199,007
CHILE — 0.1%
2,950,192	Cencosud SA	6,011,850
CHINA — 4.5%
5,415,716	3SBio, Inc.(b)(d)	5,426,344
15,134,000	Agricultural Bank of China Ltd. - H Shares	5,851,302
1,914,439	Aisino Corp. - A Shares	4,027,313
1,853,689	Alibaba Group Holding Ltd.(a)	19,600,215
3,030,000	Angang Steel Co. Ltd. - H Shares	1,006,534
163,000	Autohome, Inc. - ADR	4,832,950
3,196,200	Bank of Changsha Co. Ltd. - A Shares	3,783,198
2,261,239	Bank of Chengdu Co. Ltd. - A Shares	4,495,667
11,870,770	Bank of China Ltd. - H Shares	4,740,689
6,712,000	Bank of Communications Co. Ltd. - H Shares	4,335,283
4,640,951	Bank of Jiangsu Co. Ltd. - A Shares	5,172,769
2,881,900	Beibuwan Port Co. Ltd. - A Shares	3,569,622
1,020,100	Beibuwan Port Co. Ltd. - A Shares	1,263,331
6,712,800	Beijing Ultrapower Software Co. Ltd. - A Shares	13,338,319
4,926,600	Beijing Yanjing Brewery Co. Ltd. - A Shares	9,321,816
10,852,900	Beiqi Foton Motor Co. Ltd. - A Shares(a)	5,132,163
7,395,044	China Construction Bank Corp. - H Shares	4,943,782
7,769,000	China Galaxy Securities Co. Ltd. - H Shares	4,219,736
1,235,600	China National Medicines Corp. Ltd. - A Shares	7,377,870
6,863,000	China Railway Group Ltd. - H Shares	5,276,545

19

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Shares		Value
CHINA (continued)
954,800	China Railway Tielong Container Logistics Co. Ltd. - A Shares	$861,332
6,828,944	China Railway Tielong Container Logistics Co. Ltd. - A Shares	6,161,418
888,400	Chongqing Department Store Co. Ltd. - A Shares	3,795,078
5,845,600	Daqin Railway Co. Ltd. - A Shares	6,503,695
5,917,200	Dongfang Electric Corp. Ltd. - H Shares	8,384,526
4,636,000	Dongfeng Motor Group Co. Ltd. - H Shares	2,218,097
2,706,000	E-Commodities Holdings Ltd.	449,344
3,961,274	FAW Jiefang Group Co. Ltd.	4,662,707
1,610,730	Fujian Star-net Communication Co. Ltd. - A Shares	4,941,473
4,675,100	Guangxi Liugong Machinery Co. Ltd. - A Shares	5,149,071
10,746,000	Industrial & Commercial Bank of China Ltd. - H Shares	5,781,394
6,143,300	IRICO Display Devices Co. Ltd. - A Shares(a)	4,042,297
1,284,300	Jacobio Pharmaceuticals Group Co. Ltd.(a)(b)(d)	1,130,409
3,317,583	Jilin Sino-Microelectronics Co. Ltd. - A Shares	3,298,304
7,394,125	Kingdee International Software Group Co. Ltd.(a)	11,369,680
1,875,120	Li Ning Co. Ltd.	13,410,142
1,730,700	Lufax Holding Ltd. - ADR	2,942,190
1,269,600	Maccura Biotechnology Co. Ltd. - A Shares	3,015,075
2,593,800	MLS Co. Ltd. - A Shares	3,335,326
301,913	New Oriental Education & Technology Group, Inc. - ADR(a)	13,764,214
1,001,700	NSFOCUS Technologies Group Co. Ltd. - A Shares	1,838,888
6,130,000	ORG Technology Co. Ltd. - A Shares	4,233,668
12,079,000	People’s Insurance Co. Group of China Ltd. (The) - H Shares	4,750,675
12,856,100	Rizhao Port Co. Ltd. - A Shares	5,576,192
1,251,700	Sany Heavy Industry Co. Ltd. - A Shares	2,986,652
13,414,050	Shandong Nanshan Aluminum Co. Ltd. - A Shares	6,583,167
890,400	Shanghai Kehua Bio-Engineering Co. Ltd. - A Shares	1,581,250
1,437,405	Shanghai Kehua Bio-Engineering Co. Ltd. - A Shares	2,553,075
1,818,000	Shanghai Mechanical and Electrical Industry Co. Ltd. - A Shares	3,767,531
2,246,131	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. - A Shares	4,193,077
Shares		Value
CHINA (continued)
840,100	Shenzhen Laibao Hi-tech Co. Ltd. - A Shares	$994,099
2,166,600	Shenzhen Laibao Hi-tech Co. Ltd. - A Shares	2,564,165
1,536,365	Sichuan Kelun Pharmaceutical Co. Ltd. - A Shares	7,061,852
7,990,500	Sinopec Engineering Group Co. Ltd. - H Shares	4,143,569
1,846,000	Sinopharm Group Co. Ltd. - H Shares	6,539,046
2,671,758	Tasly Pharmaceutical Group Co. Ltd. - A Shares	5,846,156
8,768,186	Tianjin Port Co. Ltd. - A Shares	6,108,138
2,315,467	Tongkun Group Co. Ltd. - A Shares	4,321,356
2,144,767	Triangle Tyre Co. Ltd. - A Shares	4,614,367
553,636	Vipshop Holdings Ltd. - ADR(a)	8,692,085
246,292	Weibo Corp. - ADR(a)	4,312,573
4,087,200	Wuxi Taiji Industry Co. Ltd. - A Shares	3,899,903
2,773,500	Xiamen King Long Motor Group Co. Ltd. - A Shares(a)	2,488,881
4,878,400	Xiaomi Corp. - B Shares(a)(b)(d)	6,924,423
2,045,674	Xuji Electric Co. Ltd. - A Shares	6,664,476
3,030,000	Yunnan Copper Co. Ltd. - A Shares	5,524,569
741,200	Yusys Technologies Co. Ltd. - A Shares	1,981,111
3,391,440	Zai Lab Ltd.(a)	11,873,773
8,448,000	Zoomlion Heavy Industry Science and Technology Co. Ltd. - H Shares	4,611,295
		360,161,232
COSTA RICA — 0.0%
42,074	Establishment Labs Holdings, Inc.(a)	2,932,137
DENMARK — 1.9%
588,093	ALK-Abello A/S(a)	7,444,769
1,141,828	Ambu A/S - Class B(a)	18,155,425
43,156	Carlsberg A/S - Class B	7,142,179
141,763	D/S Norden A/S	8,907,923
33,577	DFDS A/S	1,352,596
47,216	DSV A/S	8,886,163
186,445	FLSmidth & Co. A/S	7,366,129
84,315	Genmab A/S(a)	34,650,490
2,124,803	H Lundbeck A/S	11,250,015
18,630	H Lundbeck A/S - Class A	93,833
13,402	Invisio AB	275,331
639,322	ISS A/S	13,366,766
17,780	Jyske Bank A/S(a)	1,299,965
142,794	Matas A/S	1,796,553
22,271	Nilfisk Holding A/S(a)	457,306
35,890	NKT A/S(a)	1,886,138
23,543	NTG Nordic Transport Group A/S(a)	1,252,607
2,712	Per Aarsleff Holding A/S	116,807
68,744	Royal Unibrew A/S	6,144,622
33,918	SimCorp A/S	3,676,554
976	Solar A/S - Class B	79,847

20

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Shares		Value
DENMARK (continued)
91,840	Spar Nord Bank A/S	$1,493,821
3,058	Sparekassen Sjaelland-Fyn A/S	87,136
31,250	Sydbank A/S	1,394,198
45,870	Topdanmark A/S	2,421,465
158,359	Tryg A/S	3,742,495
220,238	Vestas Wind Systems A/S(a)	6,094,117
63,273	Zealand Pharma A/S(a)	2,134,511
		152,969,761
FINLAND — 0.6%
5,085	Aspo Oyj	45,693
45,552	Cargotec Oyj - Class B	2,517,175
443,645	Citycon Oyj	3,352,273
124	Fiskars Oyj Abp	2,143
38,322	F-Secure Oyj	123,482
12,419	Kemira Oyj	217,851
23,465	Konecranes Oyj	919,120
247,810	Metsa Board Oyj - Class B	1,786,919
2,233,161	Metso Outotec Oyj	24,655,717
1,136	Olvi Oyj - Class A	37,076
12,419	Oriola Oyj - Class A	20,599
29,880	Oriola Oyj - Class B	47,829
63,595	Orion Oyj - Class B	2,987,254
681,674	Outokumpu Oyj	3,716,193
25,201	Puuilo Oyj	194,789
75,375	Revenio Group Oyj	2,834,335
3,578	Titanium Oyj(b)	60,747
5,907	Vaisala Oyj - Class A	248,798
		43,767,993
FRANCE — 1.4%
11,903	ABC arbitrage	79,508
844,282	Air France-KLM(a)	1,462,437
6,126	Alten SA	1,041,469
14,525	Amundi SA(b)(d)	951,604
757	Assystem SA	36,254
4,299	Aubay	211,144
27,620	Beneteau SA	444,555
369	Boiron SA	16,235
87,700	Carmila SA REIT	1,484,378
88,735	Catana Group	667,370
413,595	Cellectis SA(a)	799,343
146,205	Cellectis SA - ADR(a)	274,865
58,343	Cie des Alpes	925,328
234,755	Coface SA	3,593,259
57,020	Covivio SA REIT	3,242,096
4,400	Dassault Aviation SA	859,838
47,005	Derichebourg SA	290,692
79,495	Edenred	5,165,081
3,795	Ekinops SAS(a)	34,120
10,600	Eramet SA	1,032,520
36	Esker SA	5,481
14	Esso SA Francaise(a)	689
189,533	Etablissements Maurel et Prom SA	723,483
Shares		Value
FRANCE (continued)
56,025	Eurazeo SE	$4,000,403
5,000	Eurobio Scientific SA(a)	89,751
436	Exclusive Networks SA	9,431
5	Fnac Darty SA	188
76,124	Gaztransport Et Technigaz SA	8,140,792
39,135	Gecina SA REIT	4,356,613
47,251	Genfit SA(a)	192,892
960	Groupe Guillin	27,062
6,212	Guerbet	114,107
22,787	Imerys SA	936,738
16,765	Interparfums SA	1,331,692
26,710	Ipsen SA	3,238,994
65,695	IPSOS	3,562,021
4,099	Jacquet Metals SACA	80,127
101,065	Klepierre SA REIT	2,559,989
348,961	Lectra	11,362,166
14,684	Mersen SA	592,354
129	Neurones	5,404
25,645	Nexans SA	2,206,570
598	Peugeot Invest	73,365
5,963	Quadient SA	118,533
154	ReWorld Media SA(a)	869
627,896	Rexel SA	14,544,339
107,736	Rubis SCA	3,184,004
2,598	Seche Environnement SA	297,293
57,524	Societe BIC SA	3,550,164
3,875	Societe pour l’Informatique Industrielle	216,276
4,821	Sopra Steria Group SACA	1,043,571
153,444	SPIE SA	4,789,452
972	Stef SA	112,801
202,779	Technip Energies NV	4,498,815
105,724	Television Francaise 1	852,006
712	TFF Group	32,398
214,977	Ubisoft Entertainment SA(a)	6,296,068
77,560	Verallia SA(b)(d)	3,148,185
795	Vetoquinol SA	77,911
1,130	Vilmorin & Cie SA(c)	53,604
3,357	Virbac SA	1,146,679
4,559	Wavestone	234,431
		110,419,807
GERMANY — 1.8%
52,466	7C Solarparken AG	230,464
638,544	AIXTRON SE	18,078,365
225	Amadeus Fire AG	33,164
33,874	Aurubis AG	3,177,967
1,528	Basler AG	32,926
57,585	Bilfinger SE	2,491,335
40,498	Carl Zeiss Meditec AG	5,447,076
3,102	Cewe Stiftung & Co. KGAA	319,540
4,526	CTS Eventim AG & Co. KGaA(a)	298,196
68,905	Deutz AG	458,026

21

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Shares		Value
GERMANY (continued)
15,066	Draegerwerk AG & Co. KGaA - Preference Shares	$847,815
292,374	Duerr AG	10,144,491
448	Ecotel Communication AG	15,156
5,830	Elmos Semiconductor SE	440,656
3,477	ElringKlinger AG	39,084
49,896	Ernst Russ AG(a)	278,288
176,004	EuroEyes International Eye Clinic Ltd.	119,906
27,360	Freenet AG	780,007
10,821	Fuchs Petrolub SE - Preference Shares	427,504
189,013	Gerresheimer AG	20,596,257
481	Gesco SE	14,370
26,613	GFT Technologies SE	1,050,998
314,524	Hamburger Hafen und Logistik AG	4,340,463
369,622	Heidelberger Druckmaschinen AG(a)	766,239
26,937	HOCHTIEF AG	2,254,857
10,170	Hornbach Holding AG & Co. KGaA	864,120
143,642	HUGO BOSS AG	10,829,390
1,421	Indus Holding AG	42,088
24,698	Jenoptik AG	788,369
26,885	K+S AG	536,244
35,182	Kloeckner & Co. SE	390,518
11,686	Koenig & Bauer AG(a)	241,559
30,446	Krones AG	4,000,450
176	KSB SE & Co. KGaA - Preference Shares	95,523
1,914	KWS Saat SE & Co. KGaA	124,103
3,609	Mensch und Maschine Software SE	205,457
1,876	New Work SE	342,088
1,046	Nexus AG	59,997
19,854	Norma Group SE	472,291
99	Paul Hartmann AG	24,981
1,532	Pfeiffer Vacuum Technology AG	255,742
308,560	ProSiebenSat.1 Media SE	2,770,931
92,356	SAF-Holland SE	1,277,886
153,774	Salzgitter AG	6,097,085
33,734	Schaeffler AG - Preference Shares	245,060
57,380	Scout24 SE(b)(d)	3,576,329
122,176	SGL Carbon SE(a)	1,127,052
6,293	Sixt SE	780,768
9,163	SMA Solar Technology AG(a)	991,152
21,524	Stabilus SE	1,406,651
281	STO SE & Co. KGaA - Preference Shares	54,776
259,322	Suedzucker AG	5,238,557
7,511	SUESS MicroTec SE	195,926
87,039	Symrise AG	10,516,273
1,515,860	thyssenkrupp AG	10,908,461
30,155	VERBIO Vereinigte BioEnergie AG	1,123,090
774	Villeroy & Boch AG - Preference Shares	16,405
31,475	Vitesco Technologies Group AG(a)	2,155,446
2,092	Vossloh AG	95,963
Shares		Value
GERMANY (continued)
10,750	Wacker Chemie AG	$1,662,504
69,286	Wacker Neuson SE	1,689,941
5,453	Washtec AG	238,993
		144,125,319
GREECE — 0.3%
4,719,298	Alpha Services and Holdings SA(a)	5,916,271
4,631,994	Eurobank Ergasias Services and Holdings SA(a)	6,549,313
1,460,902	National Bank of Greece SA(a)	7,645,132
1,710,416	Piraeus Financial Holdings SA(a)	4,046,220
		24,156,936
HONG KONG — 0.7%
330,000	Analogue Holdings Ltd.	61,393
98,000	APT Satellite Holdings Ltd.	31,623
1,730,900	ASMPT Ltd.	13,608,612
731,920	Bank of East Asia Ltd. (The)	964,605
176,000	Bright Smart Securities & Commodities Group Ltd.	31,067
66,035	Build King Holdings Ltd.	8,749
619	Chow Sang Sang Holdings International Ltd.	813
1,010,445	Chow Tai Fook Jewellery Group Ltd.	2,029,188
116,000	Comba Telecom Systems Holdings Ltd.	22,702
3,006,710	COSCO SHIPPING Ports Ltd.	1,978,403
365,200	Dah Sing Banking Group Ltd.	292,925
2,756,045	Emperor Watch & Jewellery Ltd.	61,825
116,600	Far East Consortium International Ltd.	29,455
13,837	FSE Lifestyle Services Ltd.	10,645
48,000	Great Eagle Holdings Ltd.	98,015
140,084	HKR International Ltd.	44,749
372,000	Hutchison Port Holdings Trust - U Shares- Units	70,569
455,148	International Housewares Retail Co. Ltd.	167,675
205,918	Jacobson Pharma Corp. Ltd.(b)	24,970
158,591	Jinhui Shipping & Transportation Ltd.	116,839
1,756,598	Johnson Electric Holdings Ltd.	1,963,988
107,031	Kerry Logistics Network Ltd.	151,650
122,000	LH GROUP Ltd.(b)	19,940
359,374	Luk Fook Holdings International Ltd.	1,151,623
5,724,000	Nine Dragons Paper Holdings Ltd.	3,971,241
2,015,490	NWS Holdings Ltd.	1,745,741
44,788	Oriental Watch Holdings	25,656
19,595,425	Pacific Basin Shipping Ltd.	6,818,354
1,237,876	PC Partner Group Ltd.	709,984
4,700,480	PCCW Ltd.	2,451,902
951,043	Prosperity REIT	230,693
1,336,000	Shun Tak Holdings Ltd.(a)	242,520
1,762,000	Singamas Container Holdings Ltd.	137,161
358,000	SITC International Holdings Co. Ltd.	662,186

22

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Shares		Value
HONG KONG (continued)
200,000	SOCAM Development Ltd.	$31,823
273,500	Stella International Holdings Ltd.	284,755
9,538,388	Sun Art Retail Group Ltd.	4,146,153
74,500	Swire Pacific Ltd. - A Shares	591,391
1,156,177	Tai Hing Group Holdings Ltd.(b)	143,190
1,397	Tang Palace China Holdings Ltd.	104
828,581	Texhong International Group Ltd.	605,275
40,656	Tsit Wing International Holdings Ltd.	4,879
6,838,000	United Laboratories International Holdings Ltd. (The)	5,536,603
40,100	Valuetronics Holdings Ltd.	15,522
902,737	VSTECS Holdings Ltd.	518,617
123,000	VTech Holdings Ltd.	738,435
130,919	Wai Kee Holdings Ltd.	26,893
811,500	WH Group Ltd.(b)(d)	451,793
910,000	Xinyi Glass Holdings Ltd.	1,664,882
		54,697,776
ICELAND — 0.1%
1,085,974	Ossur HF(a)	5,065,890
INDIA — 0.8%
6,840,431	Bank of Baroda	15,777,316
106,356	IndiaMart InterMesh Ltd.(b)(d)	6,998,054
9,752,652	Indian Oil Corp. Ltd.	9,719,275
455,188	Lupin Ltd.	3,955,578
716,765	PB Fintech Ltd.(a)	5,280,082
714,580	Sun TV Network Ltd.	3,782,133
5,793,774	TV18 Broadcast Ltd.(a)	2,152,107
186,550	WNS Holdings Ltd. - ADR(a)	16,821,213
1,197,601	Zee Entertainment Enterprises Ltd.	2,890,406
		67,376,164
INDONESIA — 0.0%
35,325,900	Perusahaan Gas Negara Tbk PT	3,455,703
IRELAND — 0.1%
286,519	Alkermes Plc(a)	8,180,118
50,166	COSMO Pharmaceuticals NV	3,026,178
		11,206,296
ISRAEL — 2.1%
32	Afcon Holdings Ltd.	829
616	Africa Israel Residences Ltd.	22,580
5,957	Arad Ltd.	73,464
131,234	B Communications Ltd.(a)	442,514
246,330	Bank Leumi Le-Israel BM	1,952,581
605,180	Bezeq The Israeli Telecommunication Corp. Ltd.	823,908
1,609	Bonei Hatichon Civil Engineering & Infrastructures Ltd.	13,022
28,700	Carasso Motors Ltd.	128,101
196,182	CyberArk Software Ltd.(a)	24,444,277
105,857	Delek Automotive Systems Ltd.	854,620
40,880	FIBI Holdings Ltd.	1,524,941
Shares		Value
ISRAEL (continued)
126,452	First International Bank of Israel Ltd. (The)	$4,594,511
252,499	Fiverr International Ltd.(a)	9,221,264
779	FMS Enterprises Migun Ltd.	22,733
6,719	Formula Systems 1985 Ltd.	425,530
7,959	Hamat Group Ltd.(a)	30,183
6,438	Ilex Medical Ltd.	139,944
15,182	Israel Corp. Ltd.	4,446,676
6,807,097	Isramco Negev 2 LP	2,331,297
355,807	JFrog Ltd.(a)	6,607,336
570,504	Kornit Digital Ltd.(a)	10,417,403
1,954	Levinstein Properties Ltd.	41,757
19,216	Max Stock Ltd.	36,775
190,170	Mivne Real Estate KD Ltd.	532,717
41,402	Monday.com Ltd.(a)	5,047,732
9,449	Naphtha Israel Petroleum Corp. Ltd.	40,401
10,997	Next Vision Stabilized Systems Ltd.	36,831
337,884	Nice Ltd. - ADR(a)	68,931,715
10,798,027	Oil Refineries Ltd.	3,006,691
266,459	Plus500 Ltd.	5,574,487
406,132	Radware Ltd.(a)	8,183,560
46,566	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,659,045
892,166	Tel Aviv Stock Exchange Ltd.	4,108,409
		166,717,834
ITALY — 1.1%
2,072,606	A2A SpA	3,656,878
1,490	ACEA SpA	21,851
215,355	Anima Holding SpA(b)(d)	894,890
4,785	Ariston Holding NV	54,648
167,366	Arnoldo Mondadori Editore SpA	365,843
5,945	Avio SpA(b)	60,178
28,637	Azimut Holding SpA	639,638
145,193	Banca IFIS SpA	2,438,443
141,722	Banca Mediolanum SpA	1,281,356
283,780	BFF Bank SpA(b)(d)	2,730,856
96,848	Biesse SpA	1,479,675
175,629	BPER Banca	493,289
14,179	Brunello Cucinelli SpA	1,357,674
242,887	Buzzi Unicem SpA	6,039,590
274,097	Cairo Communication SpA	551,078
856	Cembre SpA	28,600
31,584	Cementir Holding NV	264,953
64,194	Credito Emiliano SpA	492,820
6,429	Danieli & C Officine Meccaniche SpA	167,312
49,191	Danieli & C Officine Meccaniche SpA - RSP	1,007,480
71,069	Datalogic SpA	590,146
709,713	Davide Campari-Milano NV	9,146,407
3,648	De’ Longhi SpA	84,765
42,430	Digital Bros SpA	965,021
3,563	Fine Foods & Pharmaceuticals NTM	31,341

23

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Shares		Value
ITALY (continued)
90,906	Geox SpA(a)	$102,882
8,527	GPI SpA	113,790
66,709	Immobiliare Grande Distribuzione SIIQ SpA REIT	218,247
149,787	IMMSI SpA	95,936
16,509	Intercos SpA(a)	298,757
767,106	Iveco Group NV(a)	6,902,227
1,311,360	Leonardo SpA	15,627,343
5,774	LU-VE SpA	193,432
717,685	Maire Tecnimont SpA	3,080,095
128,053	Moncler SpA	9,499,122
441	Orsero SpA	6,181
5,003	Pharmanutra SpA	277,655
336,218	Piaggio & C SpA	1,383,455
158,781	Rizzoli Corriere Della Sera Mediagroup SpA	137,288
3,250	Salcef Group SpA	75,840
196,350	Salvatore Ferragamo SpA	3,452,387
31,494	Sanlorenzo SpA	1,413,472
2,324,017	Saras SpA(a)	3,004,704
8,174	SIT SpA	48,416
47,025	Sogefi SpA(a)	63,662
17,481	SOL SpA	505,107
212,850	Stevanato Group SpA	5,642,653
6,995	TXT e-solutions SpA(a)	144,772
456,624	Unipol Gruppo SpA	2,567,314
43,492	Zignago Vetro SpA	807,854
		90,507,323
JAPAN — 7.8%
36,600	77 Bank Ltd. (The)	595,038
4,500	A&A Material Corp.	29,967
32,900	A&D HOLON Holdings Co. Ltd.	331,951
66,130	ABC-Mart, Inc.	3,758,085
4,400	Abist Co. Ltd.	97,848
2,600	Achilles Corp.	27,668
34,100	Acom Co. Ltd.	83,550
48,400	ADEKA Corp.	817,354
22,800	Advanced Media, Inc.(a)	316,726
25,500	Aeon Delight Co. Ltd.	565,102
223,200	AEON Financial Service Co. Ltd.	1,988,181
990	AEON REIT Investment Corp.	1,134,985
50,400	Ai Holdings Corp.	882,349
7,400	Aichi Corp.	45,858
1,400	Aichi Tokei Denki Co. Ltd.	15,823
6,600	Aiphone Co. Ltd.	104,085
65,200	Aisan Industry Co. Ltd.	466,661
12,700	AIT Corp.	149,252
57,000	Akatsuki, Inc.	946,789
23,300	Akebono Brake Industry Co. Ltd.(a)	25,613
152,000	Alfresa Holdings Corp.	2,200,883
1,300	AlphaPolis Co. Ltd.(a)	32,943
3,100	Alps Logistics Co. Ltd.	29,608
Shares		Value
JAPAN (continued)
111,892	Altech Corp.	$2,112,964
8,600	Amada Co. Ltd.	80,298
15,600	Amano Corp.	317,631
1,800	Anabuki Kosan, Inc.	30,666
57,100	Anest Iwata Corp.	427,980
80,200	Anritsu Corp.	734,352
2,900	AOI Electronics Co. Ltd.	40,344
22,200	AOKI Holdings, Inc.	154,630
8,800	Aoyama Zaisan Networks Co. Ltd.	65,147
6,300	Appier Group, Inc.(a)	71,541
32,300	Arealink Co. Ltd.	547,605
19,000	Arisawa Manufacturing Co. Ltd.	174,991
30,200	Artiza Networks, Inc.	209,099
6,000	Artner Co. Ltd.	59,406
40,700	As One Corp.	1,724,236
208,800	Asahi Diamond Industrial Co. Ltd.	1,395,799
98,200	Asahi Holdings, Inc.	1,445,729
21,300	Asahi Net, Inc.	92,515
3,800	ASAHI YUKIZAI Corp.	89,097
27,000	Asia Pile Holdings Corp.	146,880
7,600	ASKA Pharmaceutical Holdings Co. Ltd.	71,251
198,270	ASKUL Corp.	2,642,308
21,304	Ateam, Inc.	105,487
14,000	Atrae, Inc.(a)	84,849
2,000	Aucnet, Inc.	23,394
74,096	Avant Group Corp.	766,806
11,200	Axell Corp.	125,030
11,500	Axial Retailing, Inc.	298,464
560,600	Azbil Corp.	15,678,168
35,200	Bando Chemical Industries Ltd.	282,780
391,139	BASE, Inc.(a)	833,056
1,400	baudroie, Inc.(a)	48,018
3,100	Bell System24 Holdings, Inc.	31,870
4,300	Bewith, Inc.	65,507
297,000	BIPROGY, Inc.	7,160,547
95,200	BML, Inc.	2,138,042
124,180	Brother Industries Ltd.	1,950,278
267,800	Bunka Shutter Co. Ltd.	2,281,817
3,400	Business Brain Showa-Ota, Inc.	49,018
1,600	Business Engineering Corp.	40,650
1,700	Canare Electric Co. Ltd.	17,363
1,900	Canon Marketing Japan, Inc.	47,506
4,700	Career Design Center Co. Ltd.	71,443
549,100	Carenet, Inc.	3,789,018
10,200	Carlit Holdings Co. Ltd.	52,330
18,152	Central Security Patrols Co. Ltd.	375,644
5,000	Ceres, Inc.	52,904
151,100	Chiba Kogyo Bank Ltd. (The)	621,788
5,700	Chino Corp.	88,921
2,500	Chiyoda Integre Co. Ltd.	42,793
4,500	Chori Co. Ltd.	85,481
1,900	Chugai Ro Co. Ltd.	25,040

24

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Shares		Value
JAPAN (continued)
5,000	Chuo Warehouse Co. Ltd.	$39,900
950,380	CKD Corp.	14,476,755
5,200	Cleanup Corp.	29,073
26,000	CMIC Holdings Co. Ltd.	372,187
116,500	COLOPL, Inc.	547,798
320	Comforia Residential REIT, Inc.	800,583
219,600	Computer Engineering & Consulting Ltd.	2,283,081
7,100	Comture Corp.	104,743
1,800	Core Corp.	22,398
21,000	Cosel Co. Ltd.	168,018
217,535	Credit Saison Co. Ltd.	3,013,931
21,700	Creek & River Co. Ltd.	339,562
63,000	Cresco Ltd.	830,648
4,600	CTI Engineering Co. Ltd.	111,870
13,900	CTS Co. Ltd.	80,626
18,400	Cybernet Systems Co. Ltd.	117,068
4,500	Cybozu, Inc.	89,828
2,000	Dai-Dan Co. Ltd.	36,171
9,700	Daihatsu Diesel Manufacturing Co. Ltd.	45,194
30,300	Daihen Corp.	997,819
600	Daiichi Jitsugyo Co. Ltd.	25,602
58,600	Daiken Medical Co. Ltd.	211,208
188,559	Daikokutenbussan Co. Ltd.	7,549,079
14,100	Daisue Construction Co. Ltd.	127,069
35,100	Daito Pharmaceutical Co. Ltd.	653,285
38,500	Daitron Co. Ltd.	739,719
475	Daiwa House REIT Investment Corp.	1,010,643
5,200	Daiwa Industries Ltd.	54,926
42,400	Daiwabo Holdings Co. Ltd.	800,055
220,500	Dear Life Co. Ltd.	1,169,519
43,300	DeNA Co. Ltd.(a)	608,137
24,500	Denka Co. Ltd.	490,673
1,500	Densan System Holdings Co. Ltd.	29,511
39,700	Dentsu Group, Inc.	1,430,583
6,300	Denyo Co. Ltd.	88,029
3,800	Digital Arts, Inc.	141,449
38,900	Digital Garage, Inc.	1,372,388
24,200	Digital Holdings, Inc.	208,963
6,800	Digital Information Technologies Corp.	80,882
20,010	Disco Corp.	2,278,244
3,000	DKK Co. Ltd.	50,999
2,200	DKS Co. Ltd.	30,612
110,500	DMG Mori Co. Ltd.	1,772,715
117,700	Doshisha Co. Ltd.	1,853,169
19,800	Dowa Holdings Co. Ltd.	646,875
58,000	Duskin Co. Ltd.	1,422,864
6,700	Ebase Co. Ltd.	33,907
6,000	E-Guardian, Inc.	96,981
16,400	Ehime Bank Ltd. (The)	102,884
140,900	Eiken Chemical Co. Ltd.	1,638,219
Shares		Value
JAPAN (continued)
18,900	Eizo Corp.	$619,507
122,800	Elecom Co. Ltd.	1,165,320
12,800	Elematec Corp.	162,521
301,050	en Japan, Inc.	5,403,935
2,900	Endo Lighting Corp.	22,458
4,200	Enplas Corp.	141,829
3,500	Entrust, Inc.	24,546
1,900	ESPEC Corp.	28,727
9,500	Exedy Corp.	136,747
100,900	EXEO Group, Inc.	1,872,212
200	Fabrica Communications Co. Ltd.	4,410
7,800	FALCO HOLDINGS Co. Ltd.	115,962
331,500	FAN Communications, Inc.	998,723
58,905	Ferrotec Holdings Corp.	1,332,225
61,800	Financial Partners Group Co. Ltd.	503,156
3,000	Fixstars Corp.	30,932
14,100	FJ Next Holdings Co. Ltd.	107,160
6,600	Forum Engineering, Inc.	41,175
6,100	Foster Electric Co. Ltd.	50,802
106,027	Freee KK(a)	3,033,781
470	Frontier Real Estate Investment Corp. REIT	1,698,095
24,200	Fudo Tetra Corp.	318,089
35,000	Fuji Corp.	587,061
2,800	Fuji Corp.	27,098
18,725	Fuji Pharma Co. Ltd.	170,116
14,500	Fuji Soft, Inc.	866,293
30,500	Fujimi, Inc.	1,580,014
4,100	Fujimori Kogyo Co. Ltd.	95,262
30,300	Fujisash Co. Ltd.	14,886
247,000	Fujitec Co. Ltd.	6,579,891
7,400	Fukuda Denshi Co. Ltd.	227,442
74,753	Fukui Computer Holdings, Inc.	1,483,779
800	Fukushima Galilei Co. Ltd.	30,167
6,300	Fukuyama Transporting Co. Ltd.	168,394
145,200	FULLCAST Holdings Co. Ltd.	2,636,182
10,900	Funai Soken Holdings, Inc.	208,948
33,200	Furukawa Electric Co. Ltd.	607,842
109,700	Furuno Electric Co. Ltd.	748,299
90,483	Furyu Corp.	773,499
1,400	Fuso Pharmaceutical Industries Ltd.	21,093
28,000	Futaba Industrial Co. Ltd.	93,762
76,500	Future Corp.	978,536
9,900	Fuyo General Lease Co. Ltd.	724,534
17,900	Gakken Holdings Co. Ltd.	115,341
38,400	Gakujo Co. Ltd.	456,947
12,200	Gecoss Corp.	79,978
92,200	Glory Ltd.	1,960,303
66,600	GMO Financial Gate, Inc.	5,377,406
43,397	Goldcrest Co. Ltd.	581,725
6,100	Goldwin, Inc.	554,259
21,400	Grandy House Corp.	88,747
145,000	Gree, Inc.	751,184

25

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Shares		Value
JAPAN (continued)
6,300	Greens Co. Ltd.(a)	$68,155
370,980	GungHo Online Entertainment, Inc.	7,122,473
24,200	Gunze Ltd.	837,004
157,900	H.U. Group Holdings, Inc.	3,192,141
6,900	Hamakyorex Co. Ltd.	176,552
73,085	Hamamatsu Photonics KK	3,874,518
38,200	Hanwa Co. Ltd.	1,182,866
29,100	Happinet Corp.	420,185
30,100	Harmonic Drive Systems, Inc.	920,283
49,800	Heiwa Corp.	983,258
11,700	Heiwado Co. Ltd.	177,772
31,500	Hino Motors Ltd.(a)	124,114
14,700	Hioki EE Corp.	979,075
78,300	Hisamitsu Pharmaceutical Co., Inc.	2,165,746
17,411	Hito Communications Holdings, Inc.	202,989
32,800	Hochiki Corp.	390,173
1,200	Hodogaya Chemical Co. Ltd.	27,622
3,100	Hogy Medical Co. Ltd.	77,655
4,800	Hokkaido Gas Co. Ltd.	68,475
4,900	Hokuetsu Industries Co. Ltd.	50,224
40,200	Hokuhoku Financial Group, Inc.	289,729
3,000	Hoosiers Holdings Co. Ltd.	18,652
62,100	Horiba Ltd.	3,421,258
7,900	Hosokawa Micron Corp.	171,143
27,900	Hyakujushi Bank Ltd. (The)	383,167
17,400	Ichikoh Industries Ltd.	70,425
2,200	ID Holdings Corp.	17,780
21,700	Idec Corp.	531,398
47,115	Idemitsu Kosan Co. Ltd.	1,003,222
23,300	IHI Corp.	587,116
3,400	I’ll, Inc.	69,221
1,200	I-NE Co. Ltd.(a)	28,654
51,733	Ines Corp.	529,020
35,800	Infocom Corp.	594,881
1,856,611	Infomart Corp.	3,990,803
39,700	Information Services International-Dentsu Ltd.	1,399,518
106,045	Inpex Corp.	1,160,456
6,100	Intelligent Wave, Inc.	32,507
383,800	Internet Initiative Japan, Inc.	7,942,448
40,500	I-PEX, Inc.	415,884
11,500	IR Japan Holdings Ltd.	181,330
4,100	Iriso Electronics Co. Ltd.	140,341
17,000	ISB Corp.	150,226
142,530	Isuzu Motors Ltd.	1,683,140
75,500	Itfor, Inc.	482,554
85,400	Itochu Techno-Solutions Corp.	2,211,483
1,500	Itochu-Shokuhin Co. Ltd.	60,143
71,800	Itoki Corp.	427,191
5,700	Iwaki Co. Ltd.	54,709
64,000	Izumi Co. Ltd.	1,505,022
92,800	JAC Recruitment Co. Ltd.	1,733,899
158,760	JAFCO Group Co. Ltd.	2,022,937
Shares		Value
JAPAN (continued)
141,400	Japan Aviation Electronics Industry Ltd.	$2,480,576
4,700	Japan Best Rescue System Co. Ltd.	26,791
11,000	Japan Electronic Materials Corp.	111,798
1,060	Japan Excellent, Inc. REIT	907,016
100,700	Japan Lifeline Co. Ltd.	692,653
7,800	Japan Medical Dynamic Marketing, Inc.	58,434
1,490	Japan Metropolitan Fund Invest REIT	1,091,001
7,800	Japan Petroleum Exploration Co. Ltd.	259,540
72,000	Japan Post Insurance Co. Ltd.	1,169,215
10,600	Japan Pulp & Paper Co. Ltd.	408,683
48,400	Japan System Techniques Co. Ltd.	739,453
14,500	Japan Transcity Corp.	72,375
42,091	JBCC Holdings, Inc.	667,356
39,400	JCR Pharmaceuticals Co. Ltd.	426,152
5,500	JCU Corp.	129,872
140,400	Jeol Ltd.	4,096,382
70,400	JINUSHI Co. Ltd.	1,008,855
3,200	JK Holdings Co. Ltd.	24,963
12,900	JSB Co. Ltd.	410,762
5,400	J-Stream, Inc.	21,269
62,900	Justsystems Corp.	1,662,133
58,400	JVCKenwood Corp.	199,049
3,800	K&O Energy Group, Inc.	67,874
1,200	Kaga Electronics Co. Ltd.	42,572
56,300	Kajima Corp.	744,880
44,200	Kakaku.com, Inc.	608,136
51,300	Kaken Pharmaceutical Co. Ltd.	1,412,554
83,100	Kamigumi Co. Ltd.	1,821,208
7,700	Kanaden Corp.	68,520
172,900	Kanamoto Co. Ltd.	2,896,606
3,600	Kandenko Co. Ltd.	27,125
54,600	Kanematsu Corp.	710,715
46,100	Katitas Co. Ltd.	900,282
5,800	Kawada Technologies, Inc.	173,994
22,100	Kawai Musical Instruments Manufacturing Co. Ltd.	502,179
13,900	Kawasaki Heavy Industries Ltd.	302,384
203,600	Kawasaki Kisen Kaisha Ltd.	4,851,856
49,700	Keihanshin Building Co. Ltd.	468,884
830	Kenedix Office Investment Corp. REIT	1,834,989
855	Kenedix Residential Next Investment Corp. REIT	1,341,376
1,700	Kenko Mayonnaise Co. Ltd.	15,555
43,400	Kewpie Corp.	728,568
31,500	KH Neochem Co. Ltd.	543,124
45,300	Kimoto Co. Ltd.	63,376
4,200	Kimura Unity Co. Ltd.	32,529
59,400	Kinden Corp.	809,901
57,200	Kissei Pharmaceutical Co. Ltd.	1,158,837
1,800	Kita-Nippon Bank Ltd. (The)	27,443

26

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Shares		Value
JAPAN (continued)
61,050	Kitz Corp.	$417,510
3,600	Koa Corp.	45,164
5,100	Koatsu Gas Kogyo Co. Ltd.	27,910
17,600	Kobayashi Pharmaceutical Co. Ltd.	1,098,276
109,300	Kobe Bussan Co. Ltd.	3,056,947
399,500	Kobe Steel Ltd.	2,976,611
70,600	Koei Tecmo Holdings Co. Ltd.	1,298,319
14,800	Kokuyo Co. Ltd.	211,503
34,000	Komeri Co. Ltd.	790,865
100,700	Komori Corp.	780,316
142,200	Konica Minolta, Inc.	593,169
18,900	Konoike Transport Co. Ltd.	222,430
5,700	Kose Corp.	665,163
67,900	K’s Holdings Corp.	601,813
31,000	Kurabo Industries Ltd.	570,232
8,900	Kureha Corp.	552,547
3,800	Kuriyama Holdings Corp.	24,725
6,800	Kyodo Printing Co. Ltd.	141,557
79,100	Kyokuto Kaihatsu Kogyo Co. Ltd.	997,386
23,500	Kyokuto Securities Co. Ltd.	104,930
9,200	Kyosan Electric Manufacturing Co. Ltd.	28,753
1,500	LaKeel, Inc.(a)	24,408
63,000	Lawson, Inc.	2,861,564
3,100	Lifedrink Co., Inc.	72,178
7,000	Link-U, Inc.(a)	50,863
345,700	Lion Corp.	3,768,761
154,153	M3, Inc.	3,783,836
44,200	Mabuchi Motor Co. Ltd.	1,247,421
5,300	Maezawa Industries, Inc.	29,465
2,500	Maezawa Kyuso Industries Co. Ltd.	19,767
1,600	Makino Milling Machine Co. Ltd.	58,523
20,000	Mandom Corp.	237,746
8,500	Mani, Inc.	111,236
4,900	Maruwa Co. Ltd.	624,872
7,400	Maruzen Showa Unyu Co. Ltd.	185,204
225,600	Marvelous, Inc.	1,119,582
3,000	Matching Service Japan Co. Ltd.	22,455
2,300	Matsuoka Corp.	24,323
54,300	Max Co. Ltd.	867,168
53,800	Maxell Ltd.	592,533
5,900	MCJ Co. Ltd.	40,807
4,100	Media Do Co. Ltd.(a)	42,311
51,600	Medipal Holdings Corp.	788,341
82,600	Megachips Corp.(a)	1,958,751
7,900	Megmilk Snow Brand Co. Ltd.	113,387
104,000	Meidensha Corp.	1,412,848
3,300	Meiji Electric Industries Co. Ltd.	29,212
46,500	Meiko Network Japan Co. Ltd.	224,367
16,500	Meisei Industrial Co. Ltd.	113,866
268,800	Meitec Corp.	4,542,173
26,000	Melco Holdings, Inc.	641,056
67,900	Menicon Co. Ltd.	1,442,149
Shares		Value
JAPAN (continued)
346,400	Micronics Japan Co. Ltd.	$3,155,758
12,800	Milbon Co. Ltd.	539,679
8,000	Mimaki Engineering Co. Ltd.	39,748
18,700	Mimasu Semiconductor Industry Co. Ltd.	361,341
156,300	Mirait one Corp.	1,941,456
583,600	Mirarth Holdings, Inc.	1,646,729
22,700	Miroku Jyoho Service Co. Ltd.	283,545
62,000	Mito Securities Co. Ltd.	134,619
6,300	Mitsuba Corp.	27,298
15,600	Mitsubishi Heavy Industries Ltd.	591,556
7,400	Mitsubishi Kakoki Kaisha Ltd.	132,510
69,200	Mitsubishi Logistics Corp.	1,714,722
40,400	Mitsubishi Materials Corp.	661,535
7,300	Mitsubishi Pencil Co. Ltd.	95,496
24,800	Mitsubishi Research Institute, Inc.	899,813
20,000	Mitsubishi Shokuhin Co. Ltd.	516,675
39,300	Mitsuboshi Belting Ltd.	1,125,933
26,100	Mitsui Mining & Smelting Co. Ltd.	621,515
164,850	Mitsui OSK Lines Ltd.	4,086,734
13,900	Mitsui-Soko Holdings Co. Ltd.	408,004
86,800	Miura Co. Ltd.	2,312,115
153,300	Mixi, Inc.	3,240,942
900	Miyaji Engineering Group, Inc.	25,796
7,600	Mizuho Medy Co. Ltd.	126,875
87,750	Mizuno Corp.	2,190,296
22,100	Mochida Pharmaceutical Co. Ltd.	567,956
155,700	Money Forward, Inc.(a)	6,484,024
392,800	MonotaRO Co. Ltd.	5,942,632
2,900	MORESCO Corp.	24,207
5,100	Morinaga & Co. Ltd.	151,141
210,193	Morinaga Milk Industry Co. Ltd.	7,905,539
6,900	Moriroku Holdings Co. Ltd.	98,356
8,800	Morito Co. Ltd.	69,107
1,500	Morozoff Ltd.	40,060
7,300	Mory Industries, Inc.	194,166
46,580	Mugen Estate Co. Ltd.	215,052
24,800	Nabtesco Corp.	597,767
13,400	Nachi-Fujikoshi Corp.	378,690
14,300	Nagaileben Co. Ltd.	222,446
31,600	Nagano Keiki Co. Ltd.	299,885
17,500	Naigai Trans Line Ltd.	332,360
4,400	Nakabayashi Co. Ltd.	15,639
3,900	Nakamoto Packs Co. Ltd.	45,329
35,100	Nakanishi, Inc.	664,963
1,700	Nanyo Corp.	29,086
68,100	NEC Corp.	2,618,807
3,000	NEOJAPAN, Inc.	19,952
30,300	Neturen Co. Ltd.	160,917
24,900	Nextage Co. Ltd.	451,697
6,100	Nichias Corp.	123,369
15,900	Nichiban Co. Ltd.	235,135
4,500	Nichiha Corp.	95,078

27

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Shares		Value
JAPAN (continued)
16,500	Nihon Chouzai Co. Ltd.	$149,831
20,300	Nihon Falcom Corp.	180,820
68,200	Nihon Kohden Corp.	1,886,998
2,900	Nihon Trim Co. Ltd.	62,288
2,700	Niitaka Co. Ltd.	43,239
28,200	Nikkiso Co. Ltd.	198,065
8,000	Nikkon Holdings Co. Ltd.	155,027
120	Nippon Accommodations Fund, Inc. REIT	583,322
8,100	Nippon Air Conditioning Services Co. Ltd.	44,041
380	Nippon Building Fund, Inc. REIT	1,593,422
2,600	Nippon Ceramic Co. Ltd.	52,040
2,600	Nippon Concept Corp.	31,001
23,500	Nippon Express Holdings, Inc.	1,379,026
5,900	Nippon Kayaku Co. Ltd.	53,523
7,400	Nippon Pillar Packing Co. Ltd.	205,742
3,900	Nippon Shokubai Co. Ltd.	156,357
147,205	Nippon Steel Corp.	3,143,919
39,600	Nippon Thompson Co. Ltd.	171,533
75,100	Nipro Corp.	565,617
21,900	Nishio Holdings Co. Ltd.	520,404
2,500	Nissei ASB Machine Co. Ltd.	78,412
72,800	Nissha Co. Ltd.	993,373
248,500	Nisshinbo Holdings, Inc.	1,913,098
7,500	Nissin Corp.	118,065
32,900	Nisso Corp.	188,308
11,100	Nitta Corp.	252,526
3,600	Nitto Boseki Co. Ltd.	50,289
142,700	Nitto Kogyo Corp.	2,825,444
2,100	Nitto Kohki Co. Ltd.	31,050
37,900	Nitto Seiko Co. Ltd.	169,268
61,900	Nittoc Construction Co. Ltd.	459,664
7,400	Noda Corp.	67,773
258,917	NOF Corp.	11,830,296
3,400	Nohmi Bosai Ltd.	43,850
8,100	Noritake Co. Ltd.	278,195
69,700	Noritsu Koki Co. Ltd.	1,145,690
70,400	Noritz Corp.	954,654
12,400	NS Solutions Corp.	337,466
258,622	NSD Co. Ltd.	4,757,710
2,061	NSW, Inc.	31,824
112,900	NTN Corp.	278,881
1,210	NTT UD REIT Investment Corp.	1,166,137
3,800	Obara Group, Inc.	119,451
9,400	OBIC Business Consultants Co. Ltd.	356,953
1,000	Ohsho Food Service Corp.	45,539
4,300	Oiles Corp.	54,341
10,000	Oita Bank Ltd. (The)	152,052
13,200	Okabe Co. Ltd.	81,737
1,000	Okamoto Machine Tool Works Ltd.	36,152
142,900	Okamura Corp.	1,525,723
356,400	Oki Electric Industry Co. Ltd.	1,933,284
Shares		Value
JAPAN (continued)
2,200	Okinawa Cellular Telephone Co.	$49,152
30,500	OKUMA Corp.	1,354,402
12,500	Okura Industrial Co. Ltd.	195,741
1,700	One Career, Inc.(a)	44,148
24,500	Ono Pharmaceutical Co. Ltd.	493,310
108,500	Onward Holdings Co. Ltd.	300,234
55,900	Open Up Group, Inc.	828,114
5,100	Optim Corp.(a)	34,978
2,200	Optorun Co. Ltd.	33,532
12,900	Oracle Corp. Japan	925,818
36,800	Organo Corp.	888,630
138,700	Oriental Shiraishi Corp.	335,920
415	Orix JREIT, Inc. REIT	536,467
11,500	Oro Co. Ltd.	206,660
181,300	Osaki Electric Co. Ltd.	754,329
98,500	OSG Corp.	1,383,699
59,200	Otsuka Corp.	2,154,823
17,030	Oyo Corp.	256,342
31,400	Pan Pacific International Holdings Corp.	586,770
7,200	PAPYLESS Co. Ltd.	56,945
28,900	Paramount Bed Holdings Co. Ltd.	512,478
4,800	Pasco Corp.	52,154
40,100	Pasona Group, Inc.	551,888
2,800	PCA Corp.	22,428
50,400	Pegasus Co. Ltd.	231,027
448,245	PeptiDream, Inc.(a)	6,056,225
900	Pickles Holdings Co. Ltd.	7,792
6,000	Plus Alpha Consulting Co. Ltd.	128,437
51,600	Pola Orbis Holdings, Inc.	717,247
46,300	Pole To Win Holdings, Inc.	312,184
4,800	PR Times, Inc.(a)	48,132
92,600	Prestige International, Inc.	404,185
44,300	Pronexus, Inc.	325,421
108,352	Proto Corp.	946,279
18,000	Punch Industry Co. Ltd.	69,726
2,300	QB Net Holdings Co. Ltd.	23,031
38,100	Qol Holdings Co. Ltd.	349,284
4,500	Quick Co. Ltd.	59,205
6,100	Raito Kogyo Co. Ltd.	89,974
90,600	Raysum Co. Ltd.	885,829
3,300	Ride On Express Holdings Co. Ltd.	26,219
10,900	Riken Corp.	219,313
72,800	Riken Technos Corp.	326,954
21,500	Riken Vitamin Co. Ltd.	322,501
23,700	Rinnai Corp.	572,833
7,600	Rion Co. Ltd.	112,638
4,100	Riso Kagaku Corp.	74,738
2,900	Rix Corp.	59,722
172,760	Rohm Co. Ltd.	13,006,787
324,400	Rohto Pharmaceutical Co. Ltd.	6,730,355
57,900	Roland DG Corp.	1,455,337
10,700	RS Technologies Co. Ltd.	240,402

28

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Shares		Value
JAPAN (continued)
30,600	Ryobi Ltd.	$356,095
100	Saison Information Systems Co. Ltd.	1,356
30,200	Saizeriya Co. Ltd.	759,306
7,900	Sakai Chemical Industry Co. Ltd.	106,188
3,000	Sakai Heavy Industries Ltd.	92,685
7,200	Sakai Moving Service Co. Ltd.	253,648
77,410	Sakata Seed Corp.	2,264,640
49,000	Sanken Electric Co. Ltd.	3,680,370
95,505	Sankyo Co. Ltd.	4,213,331
15,200	Sankyo Tateyama, Inc.	76,482
45,000	Sankyu, Inc.	1,587,138
4,100	Sansei Technologies, Inc.	29,480
11,300	Sansha Electric Manufacturing Co. Ltd.	75,377
445,500	Santen Pharmaceutical Co. Ltd.	3,748,272
114,000	Sanwa Holdings Corp.	1,248,659
600	Sanyo Denki Co. Ltd.	29,973
27,300	Sanyo Shokai Ltd.	320,982
2,000	Sanyo Trading Co. Ltd.	19,009
104,300	Sato Holdings Corp.	1,764,987
61,540	Sawai Group Holdings Co. Ltd.	1,780,695
88,600	SCREEN Holdings Co. Ltd.	7,206,658
139,200	SCSK Corp.	2,101,616
5,400	Seed Co. Ltd.	22,739
17,400	Sega Sammy Holdings, Inc.	325,232
1,800	Seika Corp.	29,702
125,200	Seikagaku Corp.	768,562
43,700	Seiko Group Corp.	959,222
70,700	Seino Holdings Co. Ltd.	784,912
4,900	Sekisui Jushi Corp.	78,708
17,100	Sekisui Kasei Co. Ltd.	59,102
900	Semba Corp.	5,083
15,700	SERAKU Co. Ltd.	184,643
1,400	Serverworks Co. Ltd.(a)	19,991
1,700	SFP Holdings Co. Ltd.	25,723
972,400	SG Holdings Co. Ltd.	13,992,666
2,400	Shibaura Machine Co. Ltd.	55,873
18,200	Shibaura Mechatronics Corp.	2,037,865
3,600	Shibusawa Warehouse Co. Ltd. (The)	61,302
8,000	Shibuya Corp.	147,971
7,300	Shikoku Bank Ltd. (The)	47,420
65,000	Shindengen Electric Manufacturing Co. Ltd.	1,654,239
16,300	Shinmaywa Industries Ltd.	146,772
27,500	Shinnihon Corp.	213,787
12,200	Shinnihonseiyaku Co. Ltd.	127,391
30,400	Shoei Co. Ltd.	563,953
11,097	Shofu, Inc.	170,423
3,400	Sigma Koki Co. Ltd.	40,111
19,600	SIGMAXYZ Holdings, Inc.	154,308
79,300	Sinfonia Technology Co. Ltd.	1,013,556
47,900	Sinko Industries Ltd.	635,662
49,200	SK-Electronics Co. Ltd.	645,666
Shares		Value
JAPAN (continued)
2,900	SMK Corp.	$51,785
92,700	SMS Co. Ltd.	2,178,459
12,100	Socionext, Inc.	1,002,760
152,800	Sodick Co. Ltd.	845,362
40,300	Sohgo Security Services Co. Ltd.	1,125,549
12,800	Sojitz Corp.	269,588
7,400	Solasto Corp.	34,510
103,713	Soliton Systems KK	797,781
90,780	Sosei Group Corp.(a)	1,788,577
6,000	Sprix, Inc.	40,896
13,000	Square Enix Holdings Co. Ltd.	639,719
4,400	SRA Holdings	98,348
3,600	ST Corp.	42,046
30,300	Star Mica Holdings Co. Ltd.	143,499
158,100	Star Micronics Co. Ltd.	2,057,658
105,600	Starts Corp., Inc.	1,995,609
4,600	St-Care Holding Corp.	26,416
2,200	Step Co. Ltd.	30,022
14,800	Studio Alice Co. Ltd.	232,618
32,200	Subaru Corp.	525,563
21,800	Sugi Holdings Co. Ltd.	924,862
37,500	Sumitomo Heavy Industries Ltd.	906,075
34,300	Sumitomo Metal Mining Co. Ltd.	1,265,969
76,500	Sumitomo Mitsui Construction Co. Ltd.	216,889
19,000	Sumitomo Mitsui Trust Holdings, Inc.	684,907
421,200	Sumitomo Pharma Co. Ltd.	2,642,456
13,800	Sumitomo Riko Co. Ltd.	73,479
1,900	Sumitomo Seika Chemicals Co. Ltd.	61,372
38,000	Sumitomo Warehouse Co. Ltd. (The)	631,305
4,300	Sun Corp.	68,763
173,900	Sun Frontier Fudousan Co. Ltd.	1,688,182
42,000	Sun-Wa Technos Corp.	581,953
104,700	Suzuken Co. Ltd.	2,979,837
1,300	Suzuki Co. Ltd.	9,757
3,400	Suzumo Machinery Co. Ltd.	28,303
2,500	System Support, Inc.	36,206
203,200	Systena Corp.	420,301
7,200	T. RAD Co. Ltd.	125,420
2,500	Taihei Dengyo Kaisha Ltd.	76,254
34,800	Taisho Pharmaceutical Holdings Co. Ltd.	1,502,870
9,400	Takara & Co. Ltd.	164,270
76,600	Takara Holdings, Inc.	603,625
86,900	Takara Standard Co. Ltd.	1,051,083
13,200	Takasago International Corp.	251,743
53,400	Takeuchi Manufacturing Co. Ltd.	1,465,490
27,500	Takuma Co. Ltd.	287,700
124,400	Tamron Co. Ltd.	3,035,098
69,000	Tanseisha Co. Ltd.	409,799
5,900	TDC Soft, Inc.	63,748
102,400	TechMatrix Corp.	1,221,843
1,100	Techno Medica Co. Ltd.	14,509

29

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Shares		Value
JAPAN (continued)
2,400	Techno Smart Corp.	$27,836
28,100	TechnoPro Holdings, Inc.	766,672
15,200	Teikoku Electric Manufacturing Co. Ltd.	268,072
66	Tekken Corp.	937
74,200	Temairazu, Inc.	2,655,304
2,600	Tera Probe, Inc.	50,390
19,187	T-Gaia Corp.	235,391
85,580	TIS, Inc.	2,350,003
11,500	Toa Corp.	72,280
8,200	Tobishima Corp.	68,785
88,700	TOC Co. Ltd.	436,861
109,465	Tochigi Bank Ltd. (The)	223,517
151,900	Toho Holdings Co. Ltd.	3,030,557
79,200	Tokai Carbon Co. Ltd.	719,747
24,000	Tokai Corp.	362,615
17,500	Tokuyama Corp.	285,409
11,000	Tokyo Keiki, Inc.	97,761
12,600	Tokyo Ohka Kogyo Co. Ltd.	657,761
4,900	Tokyo Rakutenchi Co. Ltd.	152,131
19,700	Tokyo Rope Manufacturing Co. Ltd.	168,168
120,900	Tokyo Seimitsu Co. Ltd.	4,460,243
42,410	Tokyo Tatemono Co. Ltd.	537,122
19,600	Tokyotokeiba Co. Ltd.	618,782
326,645	Tokyu Fudosan Holdings Corp.	1,657,656
1,035	Tokyu REIT, Inc.	1,382,692
58,085	TOMONY Holdings, Inc.	158,008
248,690	Tomy Co. Ltd.	2,810,010
800	Tonami Holdings Co. Ltd.	27,137
68,400	Topcon Corp.	974,302
14,400	Topy Industries Ltd.	198,191
5,700	Torishima Pump Manufacturing Co. Ltd.	66,274
188,000	Tosei Corp.	2,237,230
227,939	Toshiba Corp.	7,344,144
59,155	Toshiba TEC Corp.	1,718,057
1,100	Totech Corp.	34,679
91,300	TOTO Ltd.	3,122,620
142,500	Towa Pharmaceutical Co. Ltd.	2,033,938
6,600	Toyo Denki Seizo KK	49,519
50,400	Toyo Engineering Corp.(a)	215,362
18,700	Toyo Machinery & Metal Co. Ltd.	87,946
44,700	Toyo Seikan Group Holdings Ltd.	631,430
48,900	Toyo Tire Corp.	582,595
2,200	Toyokumo, Inc.	25,205
5,700	TPR Co. Ltd.	58,812
4,100	Trancom Co. Ltd.	205,781
142,300	Transcosmos, Inc.	3,320,197
42,605	Trend Micro, Inc.	2,081,829
14,200	Tri Chemical Laboratories, Inc.	229,670
2,900	Trinity Industrial Corp.	15,363
76,800	Trusco Nakayama Corp.	1,334,111
96,800	Tsubakimoto Chain Co.	2,397,611
Shares		Value
JAPAN (continued)
68,700	Tsugami Corp.	$713,616
6,100	Tsuruha Holdings, Inc.	399,524
15,700	TV Asahi Holdings Corp.	181,495
3,700	TYK Corp.	9,290
35,000	UACJ Corp.	698,522
190,500	Ubicom Holdings, Inc.	3,034,951
9,800	Uchida Yoko Co. Ltd.	373,095
7,000	Ulvac, Inc.	277,889
5,800	Union Tool Co.	138,703
9,300	Unipres Corp.	64,784
48,400	UNITED, Inc.	449,227
147,200	Ushio, Inc.	1,831,105
147,040	USS Co. Ltd.	2,470,859
37,900	V Technology Co. Ltd.	844,659
5,000	Valor Holdings Co. Ltd.	76,544
12,600	ValueCommerce Co. Ltd.	122,048
7,100	VINX Corp.	70,320
17,800	Vision, Inc.(a)	223,507
9,700	Vital KSK Holdings, Inc.	69,743
174,200	Wacom Co. Ltd.	884,812
11,400	Wakita & Co. Ltd.	116,045
19,600	Warabeya Nichiyo Holdings Co. Ltd.	322,849
2,900	Waseda Academy Co. Ltd.	29,404
800	WDB coco Co. Ltd.	27,573
19,600	WDB Holdings Co. Ltd.	292,774
29,300	Will Group, Inc.	229,656
3,700	WingArc1st, Inc.	60,396
23,200	Workman Co. Ltd.	945,081
2,000	Wowow, Inc.	19,271
85,500	Xebio Holdings Co. Ltd.	758,797
125,700	YAMABIKO Corp.	1,245,347
2,300	YAMADA Consulting Group Co. Ltd.	25,834
6,800	Yamae Group Holdings Co. Ltd.	108,860
4,500	Yamagata Bank Ltd. (The)	35,740
80,000	Yamaichi Electronics Co. Ltd.	1,062,075
44,700	Yamanashi Chuo Bank Ltd. (The)	373,154
65,400	Yamazen Corp.	507,409
147,410	Yokohama Rubber Co. Ltd. (The)	3,204,781
5,100	Yokowo Co. Ltd.	75,417
2,300	Yondenko Corp.	33,025
1,400	Yossix Holdings Co. Ltd.	22,718
1,900	Yuasa Trading Co. Ltd.	55,180
4,600	Yurtec Corp.	27,946
20,100	Yushin Precision Equipment Co. Ltd.	117,303
30,900	Zenkoku Hosho Co. Ltd.	1,135,703
70,200	Zenrin Co. Ltd.	454,163
60,600	Zeon Corp.	625,261
47,800	ZERIA Pharmaceutical Co. Ltd.	856,733
122,200	ZIGExN Co. Ltd.	454,402
60,600	ZOZO, Inc.	1,275,288
13,100	Zuken, Inc.	332,601
		619,371,938

30

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Shares		Value
JERSEY CHANNEL ISLANDS — 0.3%
371,749	Novocure Ltd.(a)	$24,498,259
LUXEMBOURG — 0.0%
17,390	APERAM SA	644,776
438,650	Perimeter Solutions SA(a)	3,281,102
		3,925,878
MALAYSIA — 0.1%
21,463,000	Top Glove Corp. Behrad(a)	4,733,124
MEXICO — 0.0%
462,765	Qualitas Controladora SAB de CV	3,072,917
NETHERLANDS — 0.9%
57,729	ASM International NV	20,958,478
54,715	ASR Nederland NV	2,406,511
18,142	BE Semiconductor Industries NV	1,633,028
48,443	Brunel International NV	655,126
204,989	Eurocommercial Properties NV REIT	4,916,026
18,378	Flow Traders Ltd.	455,222
187,057	Heijmans NV	2,327,325
90,824	IMCD NV	13,672,585
42,190	JDE Peet’s NV	1,283,319
2,279,525	Koninklijke BAM Groep NV	4,995,455
16,000	Koninklijke Vopak NV	611,336
20,407	Merus NV(a)	391,406
266	Nedap NV	16,665
26,710	OCI NV	703,817
81,830	Randstad NV	4,446,295
114,574	TKH Group NV	5,546,725
506,755	TomTom NV(a)	4,344,801
43,614	Van Lanschot Kempen NV	1,325,687
31,077	Vastned Retail NV REIT	708,000
142,536	Wereldhave NV REIT	2,189,005
		73,586,812
NEW ZEALAND — 0.2%
248,619	a2 Milk Co. Ltd. (The)(a)	897,406
255,421	Air New Zealand Ltd.(a)	120,343
32,809	Bathurst Resources Ltd.(a)	22,230
33,913	Channel Infrastructure NZ Ltd.	31,072
113,794	SKY Network Television Ltd.	185,611
1,169,355	Spark New Zealand Ltd.	3,788,890
139,072	Xero Ltd.(a)	8,681,676
		13,727,228
NORWAY — 0.6%
372,756	ABG Sundal Collier Holding ASA	193,973
6,792	AF Gruppen ASA	103,373
156,019	Aker BP ASA	3,729,762
22,293	Atea ASA	306,679
51,474	Awilco LNG AS	46,460
291,972	B2Holding ASA	204,974
579,050	Belships ASA	1,094,856
30,307	Bouvet ASA	190,936
7,359,224	DNO ASA	7,362,165
Shares		Value
NORWAY (continued)
156,880	Elkem ASA(b)(d)	$530,976
36,575	FLEX LNG Ltd.	1,268,630
197,710	Gjensidige Forsikring ASA	3,444,058
5,789	Gram Car Carriers ASA	97,157
56,905	Grieg Seafood ASA	477,198
441,808	Hoegh Autoliners ASA	2,870,509
17,270	Kitron ASA	65,220
73,900	Kongsberg Gruppen ASA	3,319,277
1,727	Medistim ASA	42,665
1,361,256	MPC Container Ships ASA	2,233,885
428,690	Norsk Hydro ASA	3,154,758
1,290,993	Norwegian Air Shuttle ASA(a)	1,254,497
29,632	Odfjell Drilling Ltd.(a)	69,187
1,194	Odfjell SE - Class A	11,181
214,555	Orkla ASA	1,542,175
11,425	Pareto Bank ASA	55,604
43,440	Protector Forsikring ASA	630,720
68,330	Rana Gruber ASA	368,777
37,495	Salmar ASA	1,665,847
2,897	SpareBank 1 Nord Norge	26,228
91	Sparebank 1 Oestlandet	1,071
4,705	Sparebanken More	33,658
474,269	TGS ASA	7,437,660
67,324	Veidekke ASA	775,061
605,074	Wallenius Wilhelmsen ASA	4,528,395
8,665	Western Bulk Chartering AS	35,812
2,055	Wilh Wilhelmsen Holding ASA - Class A	53,852
		49,227,236
PERU — 0.1%
831,900	Cia de Minas Buenaventura SAA - ADR	5,881,533
POLAND — 0.3%
1,057,341	Allegro.eu SA(a)(b)(d)	8,334,209
167,054	KGHM Polska Miedz SA	4,805,403
3,245,409	Orange Polska SA	5,654,428
2,776,297	PGE Polska Grupa Energetyczna SA(a)	4,599,068
3,514,671	Tauron Polska Energia SA(a)	1,750,104
		25,143,212
PORTUGAL — 0.1%
198,080	Jeronimo Martins SGPS SA	4,998,593
14,662	Mota-Engil SGPS SA	32,049
357,996	Navigator Co. SA (The)	1,313,992
258,125	NOS SGPS SA	1,134,816
134,013	REN - Redes Energeticas Nacionais SGPS SA	389,174
1,578,089	Sonae SGPS SA	1,799,572
		9,668,196
RUSSIA — 0.0%
3,531,360	Alrosa PJSC(a)(c)(e)	0

31

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Shares		Value
RUSSIA (continued)
1,189,126,065	Federal Grid Co. Unified Energy System PJSC(a)(c)(e)	$0
4,480,742	Gazprom PJSC(c)(e)	0
1,073,095	Gazprom PJSC - ADR(a)(c)(e)	0
112,793	Magnit PJSC(a)(c)(e)	0
532,967	Mobile TeleSystems PJSC(c)(e)	0
217,810,135	ROSSETI PJSC(a)(c)(e)	0
1,641,600	Rostelecom PJSC(c)(e)	0
461,432,194	RusHydro PJSC(c)(e)	0
13,369,855	Surgutneftegas PJSC(c)(e)	0
243,969	VK Co. Ltd. - GDR(a)(b)(c)(e)	0
		0
SINGAPORE — 0.6%
99,600	APAC Realty Ltd.	45,957
296	BW Energy Ltd.(a)	796
1,038,000	CapitaLand Integrated Commercial Trust REIT	1,584,963
2,303,040	ComfortDelGro Corp. Ltd.	2,061,621
55,600	Cromwell European Real Estate Investment Trust REIT(b)	94,448
271,700	CSE Global Ltd.	72,406
23,500	Delfi Ltd.	20,482
863,100	Dyna-Mac Holdings Ltd.	165,931
56,800	Far East Hospitality Trust REIT	26,453
919,000	First Resources Ltd.	1,059,500
2,118,500	Frasers Logistics & Commercial Trust REIT(b)	2,150,152
3,413,500	Genting Singapore Ltd.	2,903,953
3,296,300	Geo Energy Resources Ltd.	829,894
9,772,300	Golden Agri-Resources Ltd.	2,021,039
196,742	Hafnia Ltd.	1,067,320
34	Ho Bee Land Ltd.	56
35,200	Hong Fok Corp. Ltd.	27,269
305,000	Hour Glass Ltd. (The)	476,752
4,156	Hyphens Pharma International Ltd.	1,045
793,729	IGG, Inc.(a)	656,136
263,700	InnoTek Ltd.	95,267
94,300	ISDN Holdings Ltd.	33,403
152,800	Kimly Ltd.	37,825
988,600	Lendlease Global Commercial REIT	520,116
194,900	LHN Ltd.	38,786
993,800	Mapletree Pan Asia Commercial Trust REIT	1,316,437
2,500,700	Marco Polo Marine Ltd.(a)	84,602
577,400	Propnex Ltd.(b)	541,573
91,500	PSC Corp. Ltd.	24,735
4,636,995	Raffles Medical Group Ltd.	5,120,694
304,400	RHT Health Trust REIT(a)(c)(e)	4,334
5,331,900	Riverstone Holdings Ltd.	2,425,374
922,476	Samudera Shipping Line Ltd.	923,805
4,730,100	Sembcorp Industries Ltd.	15,219,802
2,156,910	Sheng Siong Group Ltd.	2,864,623
Shares		Value
SINGAPORE (continued)
563,100	Silverlake Axis Ltd.	$141,781
243,500	Singapore Exchange Ltd.	1,752,379
1,157,900	Starhill Global REIT	456,432
37,000	Wing Tai Holdings Ltd.	41,093
796,200	Yangzijiang Financial Holding Ltd.(a)	230,552
368,800	Yanlord Land Group Ltd.	235,726
		47,375,512
SOUTH AFRICA — 0.3%
492,892	Aspen Pharmacare Holdings Ltd.	4,933,266
1,695,683	Harmony Gold Mining Co. Ltd. - ADR	7,817,098
659,786	Remgro Ltd.	5,050,017
2,317,633	Sappi Ltd.	5,272,285
420,358	SPAR Group Ltd. (The)	3,229,465
		26,302,131
SOUTH KOREA — 1.1%
34,016	Green Cross Corp.	3,151,858
231,729	GS Engineering & Construction Corp.	3,760,441
142,169	Hankook Tire & Technology Co. Ltd.	3,671,783
96,465	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	6,135,591
79,860	Hyundai Department Store Co. Ltd.	3,092,171
157,352	Hyundai Engineering & Construction Co. Ltd.	4,841,357
113,903	KB Financial Group, Inc.	4,227,649
107,178	Kia Corp.	6,787,939
59,776	LG Electronics, Inc.	4,908,680
39,897	Lotte Chemical Corp.	5,028,496
64,752	OCI Co. Ltd.(c)	5,795,943
453,924	Samsung Engineering Co. Ltd.(a)	9,907,838
1,526,253	Samsung Heavy Industries Co. Ltd.(a)	6,501,544
93,185	Samsung Life Insurance Co. Ltd.	4,619,733
45,028	Samsung SDS Co. Ltd.	3,959,253
179,610	Shinhan Financial Group Co. Ltd.	4,702,264
657,978	SK Networks Co. Ltd.	2,296,430
		83,388,970
SPAIN — 0.5%
103,653	Acerinox SA	1,119,893
81,565	ACS Actividades de Construccion y Servicios SA	2,804,399
637,797	Almirall SA	6,529,083
85,681	Applus Services SA	718,870
188,891	Cia de Distribucion Integral Logista Holdings SA	5,129,694
79,480	CIE Automotive SA	2,396,681
5,686	Elecnor SA	74,507
1,072,475	Ence Energia y Celulosa SA	4,200,976
25,690	Energia Innovacion y Desarrollo Fotovoltaico SA(a)	842,254
58,382	Ercros SA	272,514
464,754	Faes Farma SA	1,638,292

32

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Shares		Value
SPAIN (continued)
4,820	Grupo Catalana Occidente SA	$155,560
85,361	Indra Sistemas SA	1,130,249
50,937	Laboratorios Farmaceuticos Rovi SA	2,253,372
32,268	Lar Espana Real Estate Socimi SA REIT	182,335
1,076,360	Mapfre SA	2,156,085
386,850	Merlin Properties Socimi SA REIT	3,420,451
10,090	Pharma Mar SA	418,886
8,416	Realia Business SA(a)	9,272
13,019	Tubacex SA(a)	35,400
4,067	Vidrala SA	426,944
		35,915,717
SWEDEN — 1.3%
333,528	AAK AB	6,721,628
7,361	Addnode Group AB	93,615
533,897	Alleima AB(a)	2,740,748
51	Alligo AB - Class B	569
38,270	Arise AB(a)	207,498
113,650	Axfood AB	2,820,472
3,474	B3 Consulting Group AB	53,089
6,934	Bahnhof AB - Class B(e)	29,379
463,923	Betsson AB - Class B	5,011,834
94,258	BioGaia AB - Class B	936,035
107,812	Biotage AB	1,341,136
5,994	Bjorn Borg AB	23,034
3,190	Bufab AB	105,811
3,890	Bulten AB	36,095
87,066	Camurus AB(a)	1,982,139
1,735	Cellavision AB	29,592
82	Clas Ohlson AB - Class B	619
7,290	Doro AB(a)	10,834
4,649	Elanders AB - Class B	59,083
5,172	Ependion AB	57,334
2,734	ES Energy Save Holding AB - Class B(a)(e)	36,364
37,752	Fagerhult AB	241,298
1,994,038	Fortnox AB	13,744,791
32,583	Hanza AB	250,987
367,140	Hexpol AB	4,327,042
1,200	HMS Networks AB	55,825
139,496	Inwido AB	1,465,873
12,702	Lagercrantz Group AB - Class B	163,467
205,166	Loomis AB	6,567,117
65,409	MEKO AB	802,078
51	Momentum Group AB(a)	418
82,482	Mycronic AB	1,752,980
79	Nederman Holding AB	1,508
900,348	Net Insight AB - Class B(a)	460,006
7,020	OEM International AB - Class B	68,128
350,715	Orron Energy AB(a)	409,225
61,375	Paradox Interactive AB	1,509,609
3,225	Prevas AB - Class B	47,994
Shares		Value
SWEDEN (continued)
19,329	Proact IT Group AB	$207,562
254	QleanAir AB	487
18,644	Rottneros AB	22,389
197,994	Saab AB - Class B	11,117,223
5,896	Scandi Standard AB(a)	30,473
162,217	Sectra AB - Class B	2,561,459
24,081	Softronic AB - Class B	45,542
10,855	Solid Forsakring AB	68,756
280,375	SSAB AB - Class A	1,991,183
363,810	SSAB AB - Class B	2,459,021
574,050	Stillfront Group AB(a)	1,223,068
28,797	Sweco AB - Class B	386,049
890,371	Swedish Orphan Biovitrum AB(a)	21,667,616
15,701	Systemair AB	136,464
30,086	Tethys Oil AB	153,924
80,550	Tobii AB(a)	168,162
36,753	Transtema Group AB(a)	118,989
169,000	Trelleborg AB - Class B	4,246,651
		100,770,272
SWITZERLAND — 2.3%
296,494	Alcon, Inc.	21,589,609
638,340	Aryzta AG(a)	1,134,181
95,888	Ascom Holding AG	927,705
76,686	Baloise Holding AG	12,836,716
20,270	Banque Cantonale Vaudoise	2,132,900
6,147	Barry Callebaut AG	13,124,395
34,404	Basilea Pharmaceutica AG(a)	1,667,289
25,441	Belimo Holding AG	12,278,560
14,325	BKW AG	2,453,109
15,749	Bucher Industries AG	7,092,498
23,471	Burckhardt Compression Holding AG	14,493,035
606	Burkhalter Holding AG	65,121
2,700	Calida Holding AG	125,213
8,830	Cembra Money Bank AG	709,103
1,562	Coltene Holding AG	127,295
22,635	Comet Holding AG	5,471,270
11,280	DKSH Holding AG	898,462
12,045	dormakaba Holding AG	5,395,865
73,564	DSM-Firmenich AG(a)	9,626,706
140,018	Dufry AG(a)	6,472,928
5,105	EMS-Chemie Holding AG	4,192,747
1,737,129	Ferrexpo Plc	2,361,986
151	Forbo Holding AG	222,283
47,465	Galenica AG(b)(d)	4,253,757
140,797	Georg Fischer AG	10,266,908
73,251	Huber + Suhner AG	6,033,628
21,021	Implenia AG	948,619
52	Ina Invest Holding AG(a)	1,060
1,046	Inficon Holding AG	1,138,810
1,593	Investis Holding SA(b)	177,531
11,573	Komax Holding AG	3,067,586
8,388	Kudelski SA(a)	16,969

33

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Shares		Value
SWITZERLAND (continued)
1,962	Landis+Gyr Group AG	$162,548
3,415	Meier Tobler Group AG	203,694
92	Metall Zug AG - Class B	190,372
116,167	Mobilezone Holding AG	1,777,753
9,606	Molecular Partners AG(a)	63,832
19	Orell Fuessli AG	1,658
99	Phoenix Mecano AG	48,859
17,810	PSP Swiss Property AG	2,097,326
38,604	SFS Group AG	5,044,406
2,602	Siegfried Holding AG	2,005,385
28,785	Stadler Rail AG	1,196,273
9,375	Swatch Group AG (The)	3,216,211
39,975	Swatch Group AG (The)	2,521,939
23,980	Swiss Prime Site AG	2,170,661
10,930	Tecan Group AG	4,762,995
23,651	u-blox Holding AG	2,851,017
3,975	Vetropack Holding AG	206,616
312	Ypsomed Holding AG	72,531
20,405	Zehnder Group AG	1,666,694
		181,564,614
TAIWAN — 0.8%
6,927,000	Acer, Inc.	6,832,897
2,076,000	ASE Technology Holding Co. Ltd.	6,824,956
2,557,018	Cheng Shin Rubber Industry Co. Ltd.	3,151,235
10,290,432	China Petrochemical Development Corp.	3,389,045
2,645,000	Ennostar, Inc.	4,313,623
105,500	Everlight Electronics Co. Ltd.	137,455
528,000	Hiwin Technologies Corp.	4,055,671
1,857,000	Hon Hai Precision Industry Co. Ltd.	6,327,820
2,581,000	HTC Corp.(a)	4,790,315
3,024,431	International CSRC Investment Holdings Co.	1,971,659
1,972,000	Pegatron Corp.	4,500,409
421,000	Phison Electronics Corp.	5,343,924
7,586,000	Qisda Corp.	8,559,669
1,923,494	Wistron Corp.	2,915,479
		63,114,157
THAILAND — 0.3%
138,820	Fabrinet(a)	13,180,959
3,799,258	PTT Global Chemical Public Co. Ltd. - FOR	4,635,895
457,032	Siam Cement Public Co. Ltd. (The) - FOR	4,211,236
		22,028,090
TURKEY — 0.2%
1,326,150	Anadolu Efes Biracilik Ve Malt Sanayii AS	4,294,893
0	Petkim Petrokimya Holding AS(a)	0
1,841,615	Tekfen Holding AS	2,729,676
3,405,002	Turkcell Iletisim Hizmetleri AS	5,800,564
Shares		Value
TURKEY (continued)
1	Turkiye Is Bankasi AS - Class C	$1
		12,825,134
UNITED KINGDOM — 5.3%
86,515	3i Group Plc	1,924,875
24,890	4imprint Group Plc	1,412,462
237,505	abrdn Plc	636,449
13,299	accesso Technology Group Plc(a)	114,001
2,399,018	Adaptimmune Therapeutics Plc - ADR(a)	3,406,606
102,439	Advanced Medical Solutions Group Plc	315,141
45,928	AG Barr Plc	289,983
537,550	Airtel Africa Plc(b)(d)	811,447
101,136	AJ Bell Plc	415,791
4,410,424	Alphawave IP Group Plc(a)	5,634,473
81,611	Ashmore Group Plc	250,154
4,480,720	Assura Plc REIT	2,864,670
2,709,371	Balfour Beatty Plc	13,056,865
90,199	Bank of Georgia Group Plc	3,355,429
5,845	Bellway Plc	177,217
27,727	Bloomsbury Publishing Plc	156,447
2,462,308	boohoo Group Plc(a)	1,527,640
3,989	Braemar Plc	14,086
724,051	Britvic Plc	8,324,107
2,309	Brooks Macdonald Group Plc	55,313
202,665	Capricorn Energy Plc(a)	558,689
200,393	Card Factory Plc(a)	275,922
93,514	Central Asia Metals Plc	241,894
9,515,590	Centrica Plc	13,673,442
366,047	Ceres Power Holdings Plc(a)	1,612,478
10,247	Cerillion Plc	158,531
597,857	Chemring Group Plc	2,140,058
28,390	Chesnara Plc	99,076
45,203	Clarkson Plc	1,764,636
251,030	Close Brothers Group Plc	2,869,289
54,027	Computacenter Plc	1,566,294
29,315	Concentric AB	616,530
8,818,874	ConvaTec Group Plc(b)(d)	24,380,425
1,629	Costain Group Plc(a)	1,219
91,180	Cranswick Plc	3,687,258
303,288	Crest Nicholson Holdings Plc	1,024,830
43,616	Croda International Plc	3,832,077
143	DFS Furniture Plc	226
213,961	dotdigital group Plc	239,960
195,950	Drax Group Plc	1,552,728
639,928	DS Smith Plc	2,498,447
245,685	Dunelm Group Plc	3,537,519
1,978	Eco Animal Health Group Plc(a)	3,008
84,100	Ecora Resources Plc	126,433
1,306	Epwin Group Plc	1,257
38,617	Ergomed Plc(a)	518,551
216,909	FDM Group Holdings Plc	1,836,159

34

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Shares		Value
UNITED KINGDOM (continued)
1,577,283	Firstgroup Plc	$2,224,646
13,542	Foresight Group Holdings Ltd.	71,524
323,314	Frasers Group Plc(a)	3,124,394
17,922	Frontier Developments Plc(a)	111,868
30,714	Galliford Try Holdings Plc	68,614
34,540	Games Workshop Group Plc	4,311,212
234,525	Gamma Communications Plc	3,438,653
55,656	Genel Energy Plc	77,772
228,197	Genus Plc	7,715,419
172,378	Greggs Plc	6,122,160
874,503	Gulf Keystone Petroleum Ltd.	1,492,365
5,779	H&T Group Plc	33,221
22,413	Hargreaves Services Plc	115,267
2,813	Headlam Group Plc	10,306
17,982	Hill & Smith Plc	311,081
61,513	Hollywood Bowl Group Plc	186,079
1,807,080	Howden Joinery Group Plc	15,577,719
201,832	Hunting Plc	593,830
260,855	IG Group Holdings Plc	2,408,089
372,964	IMI Plc	7,483,092
15,766	Impax Asset Management Group Plc	155,856
37,373	Inchcape Plc	380,474
31,133	Indivior Plc(a)	597,559
1,872,542	ITM Power Plc(a)	1,842,861
3,601,776	JD Sports Fashion Plc	7,310,046
1,679,466	JET2 Plc	25,937,913
438,670	Johnson Service Group Plc	670,637
76,335	Jupiter Fund Management Plc	124,934
899,452	Just Group Plc	999,451
173,748	Kainos Group Plc	2,711,563
69,678	Keller Group Plc	584,267
7,819	Kitwave Group Plc	26,395
467,401	Lookers Plc	508,996
28,648	Macfarlane Group Plc	38,615
2,636,263	Man Group Plc	7,539,632
341,180	Marks & Spencer Group Plc(a)	705,934
97,544	Marston’s Plc(a)	42,736
19,263	ME Group International Plc	31,162
29,985	Mears Group Plc	83,508
722,903	Mitie Group Plc	836,931
55,527	Morgan Advanced Materials Plc	214,661
24,400	Morgan Sindall Group Plc	520,425
2,750	MP Evans Group Plc	29,201
56,895	Next Plc	4,827,360
307,405	Ninety One Plc	698,125
484	Norcros Plc	1,187
3,416,949	Ocado Group Plc(a)	21,746,665
827	Odfjell Technology Ltd.(a)	4,143
370,576	Oxford Biomedica Plc(a)	2,022,226
12,458	Oxford Instruments Plc	432,068
96,831	Oxford Metrics Plc	115,607
5,906,196	Oxford Nanopore Technologies Plc(a)	17,041,278
234,341	Pagegroup Plc	1,337,369
Shares		Value
UNITED KINGDOM (continued)
772,654	Pan African Resources Plc	$171,420
15,450	Paragon Banking Group Plc	97,654
5,827	Patisserie Holdings Plc(a)(c)	0
120,160	Pearson Plc	1,336,875
138,251	Pharos Energy Plc(a)	40,111
145,339	Polar Capital Holdings Plc	894,598
2,125,800	Primary Health Properties Plc REIT	2,851,644
911,728	QinetiQ Group Plc	4,260,119
2,432,980	Quilter Plc(b)(d)	2,604,507
66,119	Redde Northgate Plc	312,721
9,917	Renew Holdings Plc	90,685
185,419	Renishaw Plc	8,410,552
2,798	Ricardo Plc	21,058
591,245	Rightmove Plc	4,279,476
805	Robert Walters Plc	4,311
3,714,207	Rotork Plc	15,307,312
1,438,112	RS GROUP Plc	16,685,038
434,000	RWS Holdings Plc	1,393,505
381,071	Safestore Holdings Plc REIT	4,750,178
35,836	Sanderson Design Group Plc	57,625
12,651	Savills Plc	153,153
303,855	Serco Group Plc	581,226
548,366	Serica Energy Plc	1,639,072
538,176	SIG Plc(a)	301,521
4,433	SigmaRoc Plc(a)	3,124
520,428	Smiths Group Plc	11,004,271
36,944	Smiths News Plc	24,595
225,235	Softcat Plc	3,794,933
7,108	Spectris Plc	336,618
364,112	Speedy Hire Plc	147,233
81,923	Spirax-Sarco Engineering Plc	11,447,921
1,138,365	Spirent Communications Plc	2,588,220
743,605	St. James’s Place Plc	11,308,827
835,005	Standard Chartered Plc	6,615,855
131,893	SThree Plc	699,829
60,590	Stolt-Nielsen Ltd.	1,747,086
558,108	Subsea 7 SA	6,379,461
404,995	Taylor Wimpey Plc	653,608
101,408	Telecom Plus Plc	2,300,218
201,900	TORM Plc - Class A	6,319,374
1,961,979	Trainline Plc(a)(b)(d)	6,137,991
2,391,221	UK Commercial Property REIT Ltd.	1,614,340
2,730	Verici Dx Plc(a)	480
60,862	Vertu Motors Plc	44,233
100,014	Vesuvius Plc	510,474
184,651	Victrex Plc	3,901,875
1,167,474	Virgin Money UK Plc - CDI	2,306,457
378,420	Vistry Group plc	3,730,015
34,146	Weir Group Plc (The)	790,253
13,441	XPS Pensions Group Plc(b)	27,525
19,825	YouGov Plc	211,494
		420,047,859

35

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Shares		Value
UNITED STATES — 38.6%
322,612	A.O. Smith Corp.	$22,031,173
178,535	AeroVironment, Inc.(a)	17,976,689
158,723	Agilysys, Inc.(a)	12,386,743
35,382	Akero Therapeutics, Inc.(a)	1,582,991
100,000	Albany International Corp. - Class A	9,121,000
316,612	Alnylam Pharmaceuticals, Inc.(a)	63,069,110
132,077	Ambarella, Inc.(a)	8,186,132
77,615	American States Water Co.	6,888,331
65,000	AMERISAFE, Inc.	3,617,250
41,410	AMN Healthcare Services, Inc.(a)	3,575,754
321,120	Appian Corp. - Class A(a)	12,058,056
102,205	Applied Industrial Technologies, Inc.	13,865,130
615,000	Asana, Inc. - Class A(a)	9,950,700
42,115	ASGN, Inc.(a)	3,015,013
400,000	AtriCure, Inc.(a)	17,596,000
1,424,712	Avantor, Inc.(a)	27,753,390
324,952	Avidity Biosciences, Inc.(a)	4,029,405
211,134	Axon Enterprise, Inc.(a)	44,488,045
320,000	Axonics, Inc.(a)	18,387,200
146,355	AZEK Co., Inc. (The)(a)	3,972,075
95,000	BancFirst Corp.	7,589,550
370,000	Barnes Group, Inc.	15,551,100
138,709	Beam Therapeutics, Inc.(a)	4,259,753
217,020	Berry Global Group, Inc.	12,545,926
118,690	BioCryst Pharmaceuticals, Inc.(a)	903,231
652,232	BJ’s Wholesale Club Holdings, Inc.(a)	49,810,958
150,000	Blackbaud, Inc.(a)	10,403,250
563,643	Blackline, Inc.(a)	31,400,552
136,000	Booz Allen Hamilton Holding Corp.	13,017,920
365,000	Box, Inc. - Class A(a)	9,657,900
95,475	Bright Horizons Family Solutions, Inc. (a)	7,267,557
725,000	BRP Group, Inc. - Class A(a)	18,262,750
144,049	Burlington Stores, Inc.(a)	27,774,088
17,534	CACI International, Inc. - Class A(a)	5,493,753
147,640	Cactus, Inc. - Class A	5,976,467
383,106	Cardlytics, Inc.(a)	2,486,358
155,881	Carlisle Cos, Inc.	33,646,914
259,670	CBIZ, Inc.(a)	13,682,012
170,027	CDW Corp.	28,834,879
345,000	Central Garden & Pet Co. - Class A(a)	12,188,850
89,639	CEVA, Inc.(a)	2,252,628
839,669	ChampionX Corp.	22,738,237
19,548	Chart Industries, Inc.(a)	2,601,839
588,435	Chegg, Inc.(a)	10,580,061
143,935	Chinook Therapeutics, Inc.(a)	2,880,139
183,541	Clean Harbors, Inc.(a)	26,642,812
1,226,820	Codexis, Inc.(a)	4,809,134
56,275	Comfort Systems USA, Inc.	8,412,550
145,975	Commercial Metals Co.	6,815,573
200,000	Community Bank System, Inc.	9,992,000
210,000	CONMED Corp.	26,369,700
108,734	Cooper Cos, Inc. (The)	41,476,584
Shares		Value
UNITED STATES (continued)
77,925	Crane Co.(a)	$5,616,055
77,925	Crane NXT Co.	3,690,528
160,000	CSW Industrials, Inc.	21,547,200
574,610	Cushman & Wakefield Plc(a)	5,659,909
561,130	CVB Financial Corp.	8,400,116
15,247	Deckers Outdoor Corp.(a)	7,308,497
142,150	Delek US Holdings, Inc.	3,091,762
52,050	Denbury, Inc.(a)	4,860,429
194,852	Digimarc Corp.(a)	3,320,278
32,124	Domino’s Pizza, Inc.	10,198,406
195,695	Doximity, Inc. - Class A(a)	7,191,791
597,510	Element Solutions, Inc.	10,844,807
44,225	elf Beauty, Inc.(a)	4,102,311
126,170	Envestnet, Inc.(a)	7,996,655
180,158	Envista Holdings Corp.(a)	6,934,281
155,796	Equifax, Inc.	32,464,770
250,000	ESCO Technologies, Inc.	23,392,500
228,215	Essent Group Ltd.	9,692,291
520,000	European Wax Center, Inc. - Class A(a)	9,796,800
138,249	Everbridge, Inc.(a)	3,633,184
181,319	EverQuote, Inc. - Class A(a)	1,263,793
706,450	Evoqua Water Technologies Corp.(a)	34,933,953
434,630	Exact Sciences Corp.(a)	27,846,744
68,265	ExlService Holdings, Inc.(a)	12,177,111
283,294	Expedia Group, Inc.(a)	26,618,304
249,831	FibroGen, Inc.(a)	4,277,107
110,200	First Bancorp/Southern Pines NC	3,391,956
290,000	First Financial Bankshares, Inc.	8,485,400
85,425	FirstCash Holdings, Inc.	8,801,338
121,390	FormFactor, Inc.(a)	3,315,161
63,165	Fox Factory Holding Corp.(a)	7,003,104
665,000	Fresh Market Escrow, Inc.(a)(c)	0
240,000	Freshpet, Inc.(a)	16,552,800
1,255,000	Freshworks, Inc. - Class A(a)	16,766,800
155,000	Generac Holdings, Inc.(a)	15,844,100
107,460	Gentherm, Inc.(a)	6,409,989
320,000	German American Bancorp, Inc.	9,302,400
283,434	Glaukos Corp.(a)	13,465,949
350,000	Globus Medical, Inc. - Class A(a)	20,349,000
101,500	Hamilton Lane, Inc. - Class A	7,478,520
233,600	HashiCorp, Inc. - Class A(a)	6,262,816
785,000	Hayward Holdings, Inc.(a)	9,451,400
88,907	HEICO Corp.	14,993,276
1,263,095	Hostess Brands, Inc.(a)	32,537,327
62,900	IDACORP, Inc.	6,989,448
528,310	ImmunoGen, Inc.(a)	2,847,591
150,000	Independent Bank Corp.	8,400,000
66,560	Independent Bank Group, Inc.	2,421,453
255,563	Ingersoll Rand, Inc.	14,572,202
249,685	Innospec, Inc.	25,375,487
156,883	Inspire Medical Systems, Inc.(a)	41,986,597
545,000	Integra LifeSciences Holdings Corp.(a)	30,149,400

36

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Shares		Value
UNITED STATES (continued)
35,510	Inter Parfums, Inc.	$5,390,063
77,287	IPG Photonics Corp.(a)	8,886,459
122,077	iRobot Corp.(a)	4,801,288
46,599	IVERIC bio, Inc.(a)	1,532,641
110,000	J & J Snack Foods Corp.	16,852,000
335,000	John Bean Technologies Corp.	36,417,850
445,000	John Wiley & Sons, Inc. - Class A	17,163,650
187,071	Keysight Technologies, Inc.(a)	27,057,949
23,544	Kinsale Capital Group, Inc.	7,692,060
64,220	Kirby Corp.(a)	4,613,565
32,154	Laboratory Corp. of America Holdings	7,289,633
125,000	Lancaster Colony Corp.	26,140,000
35,907	Lantheus Holdings, Inc.(a)	3,068,253
77,878	Legend Biotech Corp. - ADR(a)	5,350,997
131,408	LendingTree, Inc.(a)	3,131,453
1,657,165	Leslie’s, Inc.(a)	17,980,240
201,200	Light & Wonder, Inc.(a)	12,130,348
181,579	Lincoln Electric Holdings, Inc.	30,468,956
199,500	Live Nation Entertainment, Inc.(a)	13,522,110
254,835	LivePerson, Inc.(a)	1,179,886
295,574	LiveRamp Holdings, Inc.(a)	7,120,378
32,403	Madrigal Pharmaceuticals, Inc.(a)	10,109,736
381,435	Magnolia Oil & Gas Corp. - Class A	8,055,907
155,875	Malibu Boats, Inc. - Class A(a)	8,845,906
111,052	MarketAxess Holdings, Inc.	35,355,625
41,400	Marriott Vacations Worldwide Corp.	5,570,784
30,625	Masimo Corp.(a)	5,792,413
171,360	Matador Resources Co.	8,401,781
178,907	MaxCyte, Inc.(a)	894,535
205,000	MGP Ingredients, Inc.	20,229,400
97,355	MKS Instruments, Inc.	8,165,164
385,367	Model N, Inc.(a)	11,869,304
320,000	Montrose Environmental Group, Inc. (a)	9,747,200
265,000	MSA Safety, Inc.	34,383,750
329,992	Myriad Genetics, Inc.(a)	7,025,530
518,414	Nasdaq, Inc.	28,704,583
229,165	National Storage Affiliates Trust REIT	8,834,311
795,000	Neogen Corp.(a)	13,689,900
440,000	New Relic, Inc.(a)	31,446,800
53,200	Nexstar Media Group, Inc.	9,227,540
222,065	Novanta, Inc.(a)	33,940,415
380,000	Nutanix, Inc. - Class A(a)	9,112,400
119,585	OGE Energy Corp.	4,489,221
368,000	Old National Bancorp	4,934,880
120,000	Ollie’s Bargain Outlet Holdings, Inc. (a)	7,830,000
210,000	Omnicell, Inc.(a)	12,761,700
44,325	Onto Innovation, Inc.(a)	3,589,439
228,100	Option Care Health, Inc.(a)	7,333,415
115,800	Origin Bancorp, Inc.	3,407,994
385,000	Outset Medical, Inc.(a)	6,926,150
476,365	P10, Inc. - Class A	4,920,850
Shares		Value
UNITED STATES (continued)
194,768	Pacific Biosciences of California, Inc.(a)	$2,064,541
286,595	Pacira BioSciences, Inc.(a)	12,985,619
210,000	Palomar Holdings, Inc.(a)	10,554,600
41,103	Paycom Software, Inc.(a)	11,935,078
135,000	Penumbra, Inc.(a)	38,356,200
235,980	Performance Food Group Co.(a)	14,793,586
60,725	Pinnacle Financial Partners, Inc.	3,293,117
106,225	Planet Fitness, Inc. - Class A(a)	8,831,547
49,190	Primerica, Inc.	8,977,667
411,861	Progyny, Inc.(a)	13,690,260
1,300,000	Pure Storage, Inc. - Class A(a)	29,679,000
3,319,448	PureTech Health Plc(a)	8,742,411
473,966	Q2 Holdings, Inc.(a)	11,669,043
58,190	QuidelOrtho Corp.(a)	5,234,190
95,000	RBC Bearings, Inc.(a)	21,565,950
42,869	Relay Therapeutics, Inc.(a)	487,421
23,357	Repligen Corp.(a)	3,541,622
396,805	RxSight, Inc.(a)	7,102,809
109,081	Saia, Inc.(a)	32,481,049
925,000	Sally Beauty Holdings, Inc.(a)	13,162,750
679,013	Schrodinger, Inc.(a)	20,044,464
101,675	SeaWorld Entertainment, Inc.(a)	5,455,880
275,000	Selective Insurance Group, Inc.	26,490,750
235,000	Sensient Technologies Corp.	17,498,100
170,000	ServisFirst Bancshares, Inc.	8,585,000
275,000	Shake Shack, Inc. - Class A(a)	15,072,750
131,045	Shift4 Payments, Inc. - Class A(a)	8,880,920
47,175	Shockwave Medical, Inc.(a)	13,688,298
70,595	Shutterstock, Inc.	4,729,865
360,000	SI-BONE, Inc.(a)	7,956,000
555,000	Simply Good Foods Co. (The)(a)	20,185,350
66,240	Simpson Manufacturing Co., Inc.	8,331,667
70,105	Simulations Plus, Inc.	2,926,884
310,000	Smartsheet, Inc. - Class A(a)	12,669,700
84,100	SouthState Corp.	5,801,218
635,000	Sovos Brands, Inc.(a)	10,890,250
69,469	Splunk, Inc.(a)	5,991,007
212,212	Sprout Social, Inc. - Class A(a)	10,453,563
95,655	SPS Commerce, Inc.(a)	14,089,981
557,126	STAAR Surgical Co.(a)	39,260,669
297,510	STAG Industrial, Inc. REIT	10,076,664
123,925	Standex International Corp.	15,219,229
242,325	Stericycle, Inc.(a)	11,062,136
152,639	STERIS Plc	28,780,083
60,000	Stock Yards Bancorp, Inc.	2,916,000
221,882	Stratasys Ltd.(a)	3,186,226
293,022	Summit Materials, Inc. - Class A(a)	8,031,733
68,768	Synopsys, Inc.(a)	25,534,934
116,670	Synovus Financial Corp.	3,593,436
355,000	Tandem Diabetes Care, Inc.(a)	14,050,900
299,906	Teladoc Health, Inc.(a)	7,956,506
106,937	Teleflex, Inc.	29,142,471

37

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Shares		Value
UNITED STATES (continued)
300,000	Tenable Holdings, Inc.(a)	$11,097,000
85,875	Texas Capital Bancshares, Inc.(a)	4,315,219
289,013	Tradeweb Markets, Inc. - Class A	20,349,405
80,975	Transcat, Inc.(a)	6,177,583
535,000	TriMas Corp.	13,594,350
229,283	Trupanion, Inc.(a)	8,050,126
348,448	Twist Bioscience Corp.(a)	4,348,631
107,382	UFP Technologies, Inc.(a)	14,801,535
37,995	UniFirst Corp.	6,219,022
1,172,445	Upwork, Inc.(a)	11,220,299
1,070,197	US Foods Holding Corp.(a)	41,095,565
1,200,000	Utz Brands, Inc.	22,692,000
362,883	Veeco Instruments, Inc.(a)	6,684,305
400,000	Veracyte, Inc.(a)	9,056,000
2,193,315	ViewRay, Inc.(a)	2,588,112
39,813	Wayfair, Inc. - Class A(a)	1,386,687
113,518	WEX, Inc.(a)	20,132,417
529,813	WillScot Mobile Mini Holdings Corp. (a)	24,053,510
90,515	Wingstop, Inc.	18,112,957
255,183	Wolfspeed, Inc.(a)	11,878,769
362,565	Workiva, Inc.(a)	33,870,822
265,000	WSFS Financial Corp.	9,320,050
49,300	Wyndham Hotels & Resorts, Inc.	3,363,246
240,000	Zevia PBC - Class A(a)	842,400
72,000	Ziff Davis, Inc.(a)	5,266,080
108,224	Zillow Group, Inc. - Class A(a)	4,629,823
480,372	Zillow Group, Inc. - Class C(a)	20,915,397
1,160,898	Zuora, Inc. - Class A(a)	9,043,395
		3,056,080,519
URUGUAY — 0.2%
11,863	MercadoLibre, Inc.(a)	15,154,864
VIETNAM — 0.0%
563,790	Vietnam National Petroleum Group	903,060
Total Common Stocks (Cost $6,333,766,164)		6,757,620,188

MASTER LIMITED PARTNERSHIPS — 0.1%
UNITED STATES — 0.1%
110,900	Cedar Fair LP	4,848,548
Total Master Limited Partnerships (Cost $4,739,569)		4,848,548

RIGHTS/WARRANTS — 0.0%
SPAIN — 0.0%
457,390	Faes Farma SA, Rights, Expire 05/05/23(a)(c)	59,472
Shares		Value
UNITED STATES — 0.0%
146,063	Aduro Biotech CVR, Rights, Expire 01/02/24(a)(c)(e)	$0
Total Rights/Warrants (Cost $58,897)		59,472

EXCHANGE-TRADED FUNDS — 9.9%
2,444,400	FlexShares Morningstar Global Upstream Natural Resources Index Fund	104,449,212
847,650	Health Care Select Sector SPDR Fund	113,186,705
518,000	iShares S&P Small-Cap 600 Value ETF	47,319,300
610,850	SPDR S&P Biotech ETF(a)	48,990,170
1,535,025	SPDR S&P Metals & Mining ETF	75,830,235
928,400	Utilities Select Sector SPDR Fund	64,041,032
2,846,650	VanEck Junior Gold Miners ETF	113,154,338
621,350	VanEck Oil Services ETF	170,330,675
304,600	Vanguard Small-Cap Value ETF	47,895,304

Total Exchange-Traded Funds (Cost $760,695,259)		785,196,971

Principal Amount
U.S. GOVERNMENT AGENCIES — 1.0%
Federal Home Loan Bank — 1.0%
$75,000,000	4.60%, 05/17/23(f)	74,848,648
Total U.S. Government Agencies (Cost $74,847,500)		74,848,648

Shares
INVESTMENT COMPANY — 0.6%
49,982,743	Federated Hermes Government Obligations Fund, 4.72%(g)	49,982,743
Total Investment Company (Cost $49,982,743)		49,982,743

38

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Shares		Value

Principal Amount
CASH SWEEP — 3.2%
250,394,926	Citibank - US Dollars on Deposit in Custody Account, 2.00%(g)	$250,394,926
Total Cash Sweep (Cost $250,394,926)		250,394,926
TOTAL INVESTMENTS — 100.1% (Cost $7,474,485,058)		$7,922,951,496
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(4,002,831)
NET ASSETS — 100.0%		$7,918,948,665

(a)	Non-income producing security.
(b)	Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $5,915,633 which is 0.07% of net assets and the cost is $61,854,121.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except as indicated in (e).
(e)	These securities have been determined to be illiquid in accordance with procedures adopted by the Fund’s Board of Directors.
(f)	Zero coupon security. The rate represents the yield at time of purchase.
(g)	The rate shown represents the current yield as of April 30, 2023.

The following abbreviations are used in the report:

ADR — American Depositary Receipt

CDI — CREST Depository Interest

CVR — Contingent Value Right

ETF — Exchange-Traded Fund

FOR — Foreign Ownership Restrictions

GDR — Global Depositary Receipt

REIT — Real Estate Investment Trust

SPDR — Standard & Poor’s Depositary Receipt

PORTFOLIO DIVERSIFICATION BY COUNTRY (UNAUDITED)

Country:	Percentage of Net Assets
Australia	2.6%
Austria	0.4
Belgium	0.3
Bermuda	0.1
Brazil	0.6
Country:	Percentage of Net Assets
Canada	3.9%
Chile	0.1
China	4.5
Costa Rica	0.0	*
Denmark	1.9
Finland	0.6
France	1.4
Germany	1.8
Greece	0.3
Hong Kong	0.7
Iceland	0.1
India	0.8
Indonesia	0.0	*
Ireland	0.1
Israel	2.1
Italy	1.1
Japan	7.8
Jersey Channel Islands	0.3
Luxembourg	0.0	*
Malaysia	0.1
Mexico	0.0	*
Netherlands	0.9
New Zealand	0.2
Norway	0.6
Peru	0.1
Poland	0.3
Portugal	0.1
Russia	0.0	*
Singapore	0.6
South Africa	0.3
South Korea	1.1
Spain	0.5
Sweden	1.3
Switzerland	2.3
Taiwan	0.8
Thailand	0.3
Turkey	0.2
United Kingdom	5.3
United States	38.7
Uruguay	0.2
Vietnam	0.0	*
Other**	14.6
	100.0%

*	Represents less than 0.01% of net assets.
**	Includes cash and equivalents, exchange-traded funds, rights/warrants, U.S. Government Agencies, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

39

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments	April 30, 2023 (Unaudited)

Shares		Value
PREFERRED STOCKS — 0.2%
UNITED STATES — 0.2%
27,600	MetLife, Inc., Series F, 4.75%	$602,508
38,900	Morgan Stanley, Series K, 5.85%	972,889
31,500	Public Storage, Series O, 3.90%	589,365
28,500	US Bancorp, Series L, 3.75%	486,495
122,100	Wells Fargo & Co., Series Z, 4.75%	2,456,652

Total Preferred Stocks (Cost $6,547,571)		5,107,909

EXCHANGE-TRADED FUNDS — 14.9%
UNITED STATES — 14.9%
5,091,215	Invesco Preferred ETF	59,312,655
1,431,424	iShares JP Morgan USD Emerging Markets Bond ETF	123,317,178
913,782	iShares MBS ETF	86,699,636
1,249,478	SPDR Bloomberg Convertible Securities ETF	82,503,032
Total Exchange-Traded Funds (Cost $398,361,830)		351,832,501

Principal Amount
BANK LOANS — 0.3%
UNITED STATES — 0.3%
$5,000,000	Caliber Home Loans, Inc., (SOFR + 3.250%), 7.42%, 07/24/25(a)(b)	4,975,000
2,147,825	Vaca Morada, (SOFR + 2.750%), 4.17%, 03/25/24(a)(b)	2,142,455
Total Bank Loans (Cost $7,147,825)		7,117,455

CORPORATE BONDS — 8.5%
AUSTRALIA — 0.0%
650,000	Mineral Resources Ltd. MTN, 8.50%, 05/01/30(c)	661,375
AUSTRIA — 0.0%
625,000	Benteler International AG, 10.50%, 05/15/28(c)	625,000
CANADA — 0.4%
1,000,000	1011778 BC ULC/New Red Finance, Inc., 3.88%, 01/15/28(c)	934,183
500,000	Baytex Energy Corp., 8.50%, 04/30/30(c)	502,695
Principal Amount		Value
CANADA (continued)
$1,250,000	Brookfield Residential Properties, Inc./Brookfield Residential US LLC, 6.25%, 09/15/27(c)	$1,145,313
1,000,000	First Quantum Minerals Ltd., 6.88%, 03/01/26(c)	979,975
550,000	Garda World Security Corp., 7.75%, 02/15/28(c)	552,750
1,325,000	GFL Environmental, Inc., 3.75%, 08/01/25(c)	1,277,393
1,100,000	goeasy Ltd., 5.38%, 12/01/24(c)	1,044,420
750,000	Hudbay Minerals, Inc., 6.13%, 04/01/29(c)	701,472
475,000	Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(c)	439,554
550,000	Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 7.00%, 12/31/27(c)	483,410
500,000	NOVA Chemicals Corp., 4.88%, 06/01/24(c)	492,191
1,000,000	Telesat Canada/Telesat LLC, 4.88%, 06/01/27(c)	535,197
		9,088,553
CAYMAN ISLANDS — 0.0%
631,125	Seagate HDD Cayman, 9.63%, 12/01/32(c)	692,079
FRANCE — 0.1%
1,200,000	Altice France SA, 5.50%, 01/15/28(c)	944,698
650,000	Constellium SE, 5.63%, 06/15/28(c)	624,000
		1,568,698
IRELAND — 0.2%
1,825,000	Avolon Holdings Funding Ltd., 2.53%, 11/18/27(c)	1,533,905
1,500,000	Castlelake Aviation Finance DAC, 5.00%, 04/15/27(c)	1,326,256
1,200,000	Cimpress Plc, 7.00%, 06/15/26	1,004,664
1,103,000	LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(c)	1,047,672
		4,912,497
ITALY — 0.1%
700,000	Intesa Sanpaolo SpA MTN, 5.71%, 01/15/26(c)	673,416

40

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Principal Amount		Value
ITALY (continued)
$1,525,000	UniCredit SpA, (USD Swap Rate 11:00 am NY 5 + 3.703%), 5.86%, 06/19/32(b)(c)	$1,387,262
		2,060,678
JAPAN — 0.0%
1,100,000	Nissan Motor Co. Ltd., 4.81%, 09/17/30(c)	964,360
LUXEMBOURG — 0.2%
525,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/28(c)	456,066
1,075,000	Altice Financing SA, 5.00%, 01/15/28(c)	870,855
1,000,000	Altice France Holding SA, 6.00%, 02/15/28(c)	615,614
1,100,000	Connect Finco SARL/Connect US Finco LLC, 6.75%, 10/01/26(c)	1,048,460
525,000	Intelsat Jackson Holdings SA, 6.50%, 03/15/30(c)	484,894
		3,475,889
NETHERLANDS — 0.1%
1,075,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	972,157
1,000,000	UPC Holding BV, 5.50%, 01/15/28(c)	886,355
		1,858,512
SWITZERLAND — 0.0%
775,000	Credit Suisse AG, 6.50%, 08/08/23(c)	740,125
UNITED KINGDOM — 0.1%
775,000	INEOS Quattro Finance 2 Plc, 3.38%, 01/15/26(c)	711,535
700,000	Jaguar Land Rover Automotive Plc, 7.75%, 10/15/25(c)	695,041
1,050,000	Jaguar Land Rover Automotive Plc, 5.50%, 07/15/29(c)	870,969
475,000	Macquarie Airfinance Holdings Ltd., 8.38%, 05/01/28(c)	475,109
		2,752,654
UNITED STATES — 7.3%
1,000,000	Abercrombie & Fitch Management Co., 8.75%, 07/15/25(c)	1,014,967
Principal Amount		Value
UNITED STATES (continued)
$650,000	AdaptHealth LLC, 6.13%, 08/01/28(c)	$572,899
1,000,000	Adient Global Holdings Ltd., 4.88%, 08/15/26(c)	960,908
650,000	Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(c)	505,739
750,000	Albertsons Cos., Inc./Safeway, Inc./ New Albertsons LP/Albertsons LLC, 7.50%, 03/15/26(c)	771,313
1,175,000	Albertsons Cos., Inc./Safeway, Inc./ New Albertsons LP/Albertsons LLC, 5.88%, 02/15/28(c)	1,163,180
1,200,000	Allison Transmission, Inc., 5.88%, 06/01/29(c)	1,181,772
381,965	Ambac Assurance Corp., 5.10%(c)(d)	559,579
1,025,000	American Airlines, Inc., 11.75%, 07/15/25(c)	1,125,063
925,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/26(c)	908,526
1,025,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(c)	974,844
1,050,000	American Axle & Manufacturing, Inc., 6.50%, 04/01/27	973,140
1,475,000	American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/29(c)	1,270,893
1,225,000	AMN Healthcare, Inc., 4.63%, 10/01/27(c)	1,142,877
725,000	AMN Healthcare, Inc., 4.00%, 04/15/29(c)	638,000
520,000	Antero Resources Corp., 8.38%, 07/15/26(c)	540,183
1,175,000	Aramark Services, Inc., 6.38%, 05/01/25(c)	1,175,000
975,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 04/01/28(c)	935,941
1,075,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., 8.25%, 12/31/28(c)	1,041,280
750,000	At Home Group, Inc., 7.13%, 07/15/29(c)	420,000

41

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$630,000	Bank of New York Mellon Corp. (The), Series F, (3 mo. LIBOR USD + 3.131%), 4.63%(b)(d)	$572,385
1,000,000	Bath & Body Works, Inc., 6.63%, 10/01/30(c)	960,067
1,350,000	BellRing Brands, Inc., 7.00%, 03/15/30(c)	1,382,960
1,000,000	Berry Global, Inc., 5.63%, 07/15/27(c)	985,044
1,575,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/25(c)	1,578,215
1,000,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.63%, 07/15/26(c)	982,917
750,000	Bread Financial Holdings, Inc., 4.75%, 12/15/24(c)	661,993
1,200,000	Bread Financial Holdings, Inc., 7.00%, 01/15/26(c)	1,011,290
1,050,000	Brink’s Co. (The), 5.50%, 07/15/25(c)	1,039,500
625,000	Buckeye Partners LP, 4.50%, 03/01/28(c)	567,969
1,200,000	Builders FirstSource, Inc., 4.25%, 02/01/32(c)	1,050,582
1,500,000	Caesars Entertainment, Inc., 6.25%, 07/01/25(c)	1,502,422
951,000	Caesars Entertainment, Inc., 8.13%, 07/01/27(c)	970,204
1,200,000	Caesars Entertainment, Inc., 4.63%, 10/15/29(c)	1,050,499
1,300,000	Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(c)	1,310,680
500,000	Calpine Corp., 5.25%, 06/01/26(c)	486,177
575,000	Calpine Corp., 5.00%, 02/01/31(c)	484,472
575,000	Calpine Corp., 3.75%, 03/01/31(c)	490,468
1,350,000	Carnival Corp., 10.50%, 02/01/26(c)	1,409,246
1,775,000	Carnival Corp., 5.75%, 03/01/27(c)	1,455,149
1,250,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 08/15/30(c)	1,049,544
Principal Amount		Value
UNITED STATES (continued)
$1,000,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 02/01/31(c)	$818,908
1,600,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 06/01/33(c)	1,274,177
800,000	CDI Escrow Issuer, Inc., 5.75%, 04/01/30(c)	771,416
1,350,000	Celanese US Holdings LLC, 6.38%, 07/15/32	1,366,961
1,670,000	Charles Schwab Corp. (The), Series H, (10 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.079%), 4.00%(b)(d)	1,283,812
400,000	Chart Industries, Inc., 7.50%, 01/01/30(c)	412,000
650,000	CHS/Community Health Systems, Inc., 8.00%, 03/15/26(c)	644,134
1,525,000	CHS/Community Health Systems, Inc., 6.00%, 01/15/29(c)	1,359,156
1,250,000	Churchill Downs, Inc., 4.75%, 01/15/28(c)	1,183,914
500,000	Churchill Downs, Inc., 6.75%, 05/01/31(c)	502,695
1,175,000	CITGO Petroleum Corp., 7.00%, 06/15/25(c)	1,169,125
1,200,000	Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/27(c)	1,083,854
1,500,000	Cleveland-Cliffs, Inc., 6.75%, 03/15/26(c)	1,522,941
1,325,000	Cogent Communications Group, Inc., 7.00%, 06/15/27(c)	1,311,743
500,000	CommScope, Inc., 6.00%, 03/01/26(c)	477,481
775,000	CommScope, Inc., 4.75%, 09/01/29(c)	625,958
850,000	Crescent Energy Finance LLC, 9.25%, 02/15/28(c)	847,671
975,000	CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(c)	962,394
1,325,000	CSC Holdings LLC, 6.50%, 02/01/29(c)	1,106,365
1,000,000	CSC Holdings LLC, 4.50%, 11/15/31(c)	700,615

42

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$1,025,000	Dana, Inc., 4.50%, 02/15/32	$823,075
1,375,000	Darling Ingredients, Inc., 6.00%, 06/15/30(c)	1,360,280
475,000	Delta Air Lines, Inc., 7.38%, 01/15/26	500,671
650,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(c)	570,095
550,000	DISH DBS Corp., 5.25%, 12/01/26(c)	421,791
1,200,000	DISH Network Corp., 11.75%, 11/15/27(c)	1,134,361
1,532,000	Edgewell Personal Care Co., 4.13%, 04/01/29(c)	1,357,098
1,175,000	Embecta Corp., 5.00%, 02/15/30(c)	1,013,520
725,000	Entegris, Inc., 4.38%, 04/15/28(c)	661,123
1,250,000	Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26(c)	1,065,622
1,050,000	EQM Midstream Partners LP, 6.50%, 07/01/27(c)	1,020,518
600,000	EQM Midstream Partners LP, 7.50%, 06/01/30(c)	582,691
475,000	EQM Midstream Partners LP, 4.75%, 01/15/31(c)	389,294
925,000	EQM Midstream Partners LP, 6.50%, 07/15/48	700,294
250,000	Evergreen Acqco 1 LP/TVI, Inc., 9.75%, 04/26/28(c)	250,312
425,000	Ford Motor Co., 6.63%, 10/01/28	432,629
850,000	Ford Motor Co., 4.75%, 01/15/43	638,520
575,000	Ford Motor Co., 5.29%, 12/08/46	465,051
800,000	Ford Motor Credit Co. LLC, 4.13%, 08/17/27	734,041
500,000	Ford Motor Credit Co. LLC, 4.00%, 11/13/30	428,554
675,000	Frontier Communications Holdings LLC, 8.75%, 05/15/30(c)	667,380
1,025,000	Frontier Communications Holdings LLC, 8.63%, 03/15/31(c)	999,528
500,000	GCI LLC, 4.75%, 10/15/28(c)	427,500
Principal Amount		Value
UNITED STATES (continued)
$1,200,000	Gen Digital, Inc., 7.13%, 09/30/30(c)	$1,205,482
625,000	Genesis Energy LP/Genesis Energy Finance Corp., 6.50%, 10/01/25	612,885
722,000	Global Infrastructure Solutions, Inc., 5.63%, 06/01/29(c)	601,581
600,000	GrafTech Finance, Inc., 4.63%, 12/15/28(c)	504,306
1,000,000	Gulfport Energy Corp., 8.00%, 05/17/26(c)	1,002,500
1,050,000	H&E Equipment Services, Inc., 3.88%, 12/15/28(c)	908,578
1,050,000	Hanesbrands, Inc., 4.88%, 05/15/26(c)	989,597
300,000	Hanesbrands, Inc., 9.00%, 02/15/31(c)	307,149
1,625,000	Harvest Midstream I LP, 7.50%, 09/01/28(c)	1,590,075
775,000	HAT Holdings I LLC/HAT Holdings II LLC REIT, 3.38%, 06/15/26(c)	686,215
525,000	Hertz Corp. (The), 5.00%, 12/01/29(c)	429,478
1,050,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 02/01/31(c)	967,710
1,125,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 4.88%, 07/01/31(c)	981,678
550,000	Hughes Satellite Systems Corp., 6.63%, 08/01/26	519,470
500,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.38%, 12/15/25	495,852
575,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.38%, 02/01/29	504,971
975,000	IRB Holding Corp., 7.00%, 06/15/25(c)	986,963
750,000	JB Poindexter & Co., Inc., 7.13%, 04/15/26(c)	723,750
550,000	JELD-WEN, Inc., 4.63%, 12/15/25(c)	530,750
4,810,000	JP Morgan Chase & Co., Series HH, (3 mo. Term SOFR + 3.125%), 4.60%(b)(d)	4,461,275
1,250,000	Kaiser Aluminum Corp., 4.50%, 06/01/31(c)	990,587

43

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$675,000	Kennedy-Wilson, Inc., 4.75%, 02/01/30	$522,497
675,000	LABL, Inc., 6.75%, 07/15/26(c)	668,768
675,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. REIT, 4.75%, 06/15/29(c)	534,094
1,025,000	Las Vegas Sands Corp., 3.20%, 08/08/24	992,322
925,000	LCM Investments Holdings II LLC, 4.88%, 05/01/29(c)	788,482
800,000	Legacy LifePoint Health LLC, 6.75%, 04/15/25(c)	769,656
550,000	Live Nation Entertainment, Inc., 4.88%, 11/01/24(c)	543,108
600,000	Live Nation Entertainment, Inc., 5.63%, 03/15/26(c)	584,553
1,125,000	LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/26(c)	1,054,728
1,050,000	Masonite International Corp., 5.38%, 02/01/28(c)	1,010,625
1,275,000	Match Group Holdings II LLC, 5.00%, 12/15/27(c)	1,201,229
200,000	Mauser Packaging Solutions Holding Co., 7.88%, 08/15/26(c)	202,168
800,000	Medline Borrower LP, 3.88%, 04/01/29(c)	699,709
1,000,000	Meritage Homes Corp., 3.88%, 04/15/29(c)	899,751
825,000	Midcap Financial Issuer Trust, 6.50%, 05/01/28(c)	745,273
750,000	Midcontinent Communications/ Midcontinent Finance Corp., 5.38%, 08/15/27(c)	694,508
977,500	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(c)	975,974
425,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30(c)	355,937
1,150,000	ModivCare, Inc., 5.88%, 11/15/25(c)	1,098,848
800,000	MPT Operating Partnership LP/MPT Finance Corp. REIT, 4.63%, 08/01/29	605,371
Principal Amount		Value
UNITED STATES (continued)
$1,400,000	Navient Corp., 6.75%, 06/25/25	$1,376,578
725,000	NCL Corp. Ltd., 8.38%, 02/01/28(c)	729,317
900,000	Neptune Bidco US, Inc., 9.29%, 04/15/29(c)	847,125
1,275,000	New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/28(c)	1,138,383
275,000	Newell Brands, Inc., 6.63%, 09/15/29	271,652
550,000	Nexstar Media, Inc., 4.75%, 11/01/28(c)	483,400
975,000	Northern Oil and Gas, Inc., 8.13%, 03/01/28(c)	962,812
575,000	Novelis Corp., 3.25%, 11/15/26(c)	526,110
1,350,000	Novelis Corp., 3.88%, 08/15/31(c)	1,130,622
600,000	Occidental Petroleum Corp., 6.63%, 09/01/30	640,500
1,000,000	Occidental Petroleum Corp., 4.30%, 08/15/39	819,234
575,000	Occidental Petroleum Corp., 6.20%, 03/15/40	590,259
500,000	Olympus Water US Holding Corp., 7.13%, 10/01/27(c)	476,609
500,000	OneMain Finance Corp., 6.13%, 03/15/24	491,757
600,000	OneMain Finance Corp., 5.38%, 11/15/29	504,843
1,000,000	Open Text Holdings, Inc., 4.13%, 02/15/30(c)	853,926
725,000	Open Text Holdings, Inc., 4.13%, 12/01/31(c)	600,130
1,150,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, 04/30/28(c)	1,058,528
1,075,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.13%, 04/30/31(c)	957,719
850,000	Pactiv Evergreen Group Issuer LLC/ Pactiv Evergreen Group Issuer, Inc., 4.38%, 10/15/28(c)	748,518
1,221,000	Performance Food Group, Inc., 5.50%, 10/15/27(c)	1,196,715
500,000	PetSmart, Inc./PetSmart Finance Corp., 4.75%, 02/15/28(c)	472,624

44

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$525,000	PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/29(c)	$517,820
475,000	PRA Group, Inc., 8.38%, 02/01/28(c)	473,847
550,000	PRA Group, Inc., 5.00%, 10/01/29(c)	466,134
1,675,000	Prestige Brands, Inc., 3.75%, 04/01/31(c)	1,419,663
775,000	Prime Healthcare Services, Inc., 7.25%, 11/01/25(c)	699,438
925,000	Range Resources Corp., 8.25%, 01/15/29	965,422
100,000	Ritchie Bros Holdings, Inc., 7.75%, 03/15/31(c)	106,250
1,000,000	Rockies Express Pipeline LLC, 4.80%, 05/15/30(c)	889,764
1,050,000	Royal Caribbean Cruises Ltd., 5.50%, 08/31/26(c)	963,520
875,000	Royal Caribbean Cruises Ltd., 11.63%, 08/15/27(c)	928,976
825,000	Royal Caribbean Cruises Ltd., 9.25%, 01/15/29(c)	880,248
275,000	RP Escrow Issuer LLC, 5.25%, 12/15/25(c)	192,887
975,000	Scientific Games International, Inc., 7.00%, 05/15/28(c)	972,735
675,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, 11/01/26(c)	621,608
1,350,000	Scotts Miracle-Gro Co. (The), 4.38%, 02/01/32	1,095,174
650,000	Scripps Escrow, Inc., 5.88%, 07/15/27(c)	466,135
500,000	Select Medical Corp., 6.25%, 08/15/26(c)	490,188
1,475,000	Service Corp. International, 4.00%, 05/15/31	1,299,873
1,050,000	Service Properties Trust REIT, 4.35%, 10/01/24	1,002,122
1,025,000	Sirius XM Radio, Inc., 3.13%, 09/01/26(c)	917,101
1,155,000	Six Flags Entertainment Corp., 4.88%, 07/31/24(c)	1,155,001
875,000	Southwestern Energy Co., 5.38%, 03/15/30	814,239
650,000	Southwestern Energy Co., 4.75%, 02/01/32	573,632
500,000	Spectrum Brands, Inc., 5.50%, 07/15/30(c)	460,583
Principal Amount		Value
UNITED STATES (continued)
$500,000	Spectrum Brands, Inc., 3.88%, 03/15/31(c)	$410,000
975,000	Spirit AeroSystems, Inc., 7.50%, 04/15/25(c)	968,585
425,000	Spirit AeroSystems, Inc., 9.38%, 11/30/29(c)	457,562
925,000	Sprint Capital Corp., 6.88%, 11/15/28	996,722
1,050,000	Standard Industries, Inc., 4.75%, 01/15/28(c)	979,066
400,000	Starwood Property Trust, Inc. REIT, 5.50%, 11/01/23(c)	397,004
725,000	Starwood Property Trust, Inc. REIT, 3.63%, 07/15/26(c)	623,779
650,000	Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(c)	617,630
750,000	Sunnova Energy Corp., 5.88%, 09/01/26(c)	679,687
200,000	Talen Energy Supply LLC, 8.63%, 06/01/30(c)	200,000
625,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 7.50%, 10/01/25(c)	629,768
1,200,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 12/31/30(c)	1,065,778
1,000,000	TEGNA, Inc., 5.00%, 09/15/29	875,592
1,350,000	Tenet Healthcare Corp., 5.13%, 11/01/27	1,310,743
500,000	Tenet Healthcare Corp., 6.13%, 10/01/28	485,119
650,000	TransDigm, Inc., 6.25%, 03/15/26(c)	653,639
750,000	Trident TPI Holdings, Inc., 9.25%, 08/01/24(c)	767,381
350,000	Trident TPI Holdings, Inc., 12.75%, 12/31/28(c)	358,242
1,150,000	Tronox, Inc., 4.63%, 03/15/29(c)	956,187
1,650,000	Truist Financial Corp., Series N, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.003%), 4.80%(b)(d)	1,433,437
1,500,000	Uber Technologies, Inc., 8.00%, 11/01/26(c)	1,537,899

45

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$550,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC REIT, 10.50%, 02/15/28(c)	$526,563
950,000	US Foods, Inc., 6.25%, 04/15/25(c)	954,911
825,000	USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 09/01/27	803,045
100,000	Venture Global Calcasieu Pass LLC, 6.25%, 01/15/30(c)	101,399
1,000,000	Viasat, Inc., 5.63%, 09/15/25(c)	955,000
500,000	Viking Cruises Ltd., 5.88%, 09/15/27(c)	428,965
575,000	Vistra Operations Co. LLC, 4.38%, 05/01/29(c)	514,419
75,000	VOC Escrow Ltd., 5.00%, 02/15/28(c)	66,694
1,025,000	WASH Multifamily Acquisition, Inc., 5.75%, 04/15/26(c)	960,956
750,000	WESCO Distribution, Inc., 7.13%, 06/15/25(c)	763,440
750,000	WESCO Distribution, Inc., 7.25%, 06/15/28(c)	770,479
675,000	WR Grace Holdings LLC, 5.63%, 08/15/29(c)	582,279
1,075,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/25(c)	1,060,106
1,075,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(c)	990,227
300,000	ZF North America Capital, Inc., 7.13%, 04/14/30(c)	309,768
		171,337,400
Total Corporate Bonds (Cost $214,271,236)		200,737,820

ASSET-BACKED SECURITIES — 15.6%
CAYMAN ISLANDS — 1.3%
Collateralized Loan Obligations — 1.3%
1,000,000	Apidos CLO XV, Series 2013-15A, Class ERR, (3 mo. LIBOR USD + 5.700%), 10.95%, 04/20/31(b)(c)	850,000
5,000,000	Atrium VIII, Series 8A, Class SUB, 12.51%, 10/23/24(b)(c)(e)	13,000
12,131,250	Atrium XIII, Series 13A, Class SUB, 2.29%, 11/21/47(b)(c)(e)	5,662,676
Principal Amount		Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$17,550,000	CBAM Ltd., Series 2019-10A, Class SUB, 8.80%, 04/20/32(b)(c)(e)	$5,450,054
9,915,625	Cedar Funding VII CLO Ltd., Series 2018-7A, Class SUB, 8.83%, 01/20/31(b)(c)(e)	3,024,468
4,500,000	Generate CLO-3 Ltd., Series 3A, Class ER, (3 mo. LIBOR USD + 6.400%), 11.65%, 10/20/29(b)(c)	4,192,847
2,000,000	Madison Park Funding XLI Ltd., Series 12A, Class ER, (3 mo. LIBOR USD + 5.250%), 10.52%, 04/22/27(b)(c)(e)	1,870,911
5,000,000	Romark CLO II Ltd., Series 2018-2A, Class SUB, 9.15%, 07/25/31(b)(c)	1,805,000
5,000,000	Romark CLO Ltd., Series 2017-1A, Class SUB, 10.41%, 10/23/30(b)(c)(e)	1,195,000
7,500,000	Romark WM-R Ltd., Series 2018-1A, Class F, (3 mo. LIBOR USD + 8.100%), 13.35%, 04/20/31(b)(c)(e)	5,217,130
		29,281,086
UNITED STATES — 14.3%
Other Asset-Backed Securities — 14.3%
3,647,231	510 Loan Acquisition Trust, Series 2020-1, Class A, STEP, 5.11%, 09/25/60(c)	3,582,936
218,484	Aegis Asset-Backed Securities Corp. Mortgage Pass-Through Certificates, Series 2003-3, Class M1, (1 mo. LIBOR USD + 1.050%), 6.07%, 01/25/34(b)	209,607
5,000,000	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R3, Class M7, (1 mo. LIBOR USD + 1.980%), 7.00%, 05/25/35(b)	4,215,421
1,750,000	AMSR Trust, Series 2020-SFR1, Class G, 4.31%, 04/17/37(c)	1,636,748
6,000,000	AMSR Trust, Series 2020-SFR5, Class F, 2.69%, 11/17/37(c)	5,299,803

46

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$7,379,841	Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1 mo. LIBOR USD + 0.480%), 5.50%, 05/25/35(b)	$6,416,821
4,674,077	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W5, Class M1, (1 mo. LIBOR USD + 0.690%), 5.71%, 01/25/36(b)	3,744,332
6,033,520	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2006- HE1, Class M2, (1 mo. LIBOR USD + 0.630%), 4.03%, 01/25/36(b)	5,129,462
5,740,000	BankAmerica Manufactured Housing Contract Trust, Series 1997-2, Class B1, 7.07%, 02/10/22(b)	1,581,840
5,000,000	BankAmerica Manufactured Housing Contract Trust, Series 1998-2, Class B1, 7.33%, 12/10/25(b)	991,417
5,948,096	Bayview Financial Revolving Asset Trust, Series 2004-B, Class A1, (1 mo. LIBOR USD + 1.000%), 6.02%, 05/28/39(b)(c)	5,005,866
1,313,374	Bayview Financial Revolving Asset Trust, Series 2004-B, Class A2, (1 mo. LIBOR USD + 1.300%), 6.32%, 05/28/39(b)(c)	994,157
902,457	Bayview Financial Revolving Asset Trust, Series 2005-E, Class A1, (1 mo. LIBOR USD + 1.000%), 6.02%, 12/28/40(b)(c)	899,231
1,895,362	Bayview Financial Revolving Asset Trust, Series 2005-E, Class A2A, (1 mo. LIBOR USD + 0.930%), 5.95%, 12/28/40(b)(c)	1,852,056
908,185	Bear Stearns Asset Backed Securities I Trust, Series 2005-TC1, Class M4, (1 mo. LIBOR USD + 1.800%), 5.32%, 05/25/35(b)	884,672
1,809,327	Bear Stearns Asset Backed Securities I Trust, Series 2006-HE1, Class 1M4, (1 mo. LIBOR USD + 1.020%), 5.33%, 12/25/35(b)	2,581,464
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$2,989,397	Bear Stearns Asset Backed Securities I Trust, Series 2006-HE10, Class 22A, (1 mo. LIBOR USD + 0.140%), 5.16%, 12/25/36(b)	$3,988,602
4,650,000	Bear Stearns Asset Backed Securities Trust, Series 2006-SD1, Class M3, (1 mo. LIBOR USD + 2.250%), 7.27%, 04/25/36(b)	4,563,711
4,884,740	Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A4, (1 mo. LIBOR USD + 0.420%), 5.44%, 12/26/36(b)	3,732,587
7,005,941	Carrington Mortgage Loan Trust, Series 2007-FRE1, Class M1, (1 mo. LIBOR USD + 0.500%), 5.52%, 02/25/37(b)	5,232,073
5,437,719	Cascade MH Asset Trust, Series 2019- MH1, Class A, 4.00%, 11/25/44(b)(c)	5,120,901
3,002,852	Citigroup Mortgage Loan Trust, Series 2007-AHL2, Class A3B, (1 mo. LIBOR USD + 0.200%), 5.22%, 05/25/37(b)	1,981,562
80,689	Citigroup Mortgage Loan Trust, Series 2007-AHL2, Class A3C, (1 mo. LIBOR USD + 0.270%), 5.29%, 05/25/37(b)	53,429
3,620,787	Citigroup Mortgage Loan Trust, Series 2007-AHL3, Class A3B, (1 mo. LIBOR USD + 0.170%), 5.19%, 07/25/45(b)	2,550,463
1,231,651	Conseco Finance Corp., Series 1997-7, Class M1, 7.03%, 07/15/28(b)	1,158,485
1,331,758	Conseco Finance Corp., Series 1998-2, Class M1, 6.94%, 12/01/28(b)	1,227,460
2,135,723	Conseco Finance Corp., Series 1999-5, Class A5, 7.86%, 03/01/30(b)	867,427
2,409,434	Conseco Finance Corp., Series 1999-5, Class A6, 7.50%, 03/01/30(b)	940,988
11,183,347	Conseco Finance Securitizations Corp., Series 2000-1, Class A5, 8.06%, 09/01/29(b)	2,363,760

47

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$3,543,694	Countrywide Asset-Backed Certificates, Series 2007-QX1, Class A1, (1 mo. LIBOR USD + 0.500%), 5.52%, 05/25/37(b)(c)	$2,791,013
1,416,960	Countrywide Asset-Backed Certificates Trust, Series 2006-11, Class 1AF4, 6.30%, 12/25/35(b)	1,308,796
57,450	Countrywide Asset-Backed Certificates Trust, Series 2006-11, Class 3AV2, (1 mo. LIBOR USD + 0.160%), 5.18%, 09/25/46(b)	57,111
3,909,818	Countrywide Asset-Backed Certificates Trust, Series 2006-12, Class 1A, (1 mo. LIBOR USD + 0.260%), 5.28%, 12/25/36(b)	3,523,262
4,558,911	Countrywide Asset-Backed Certificates Trust, Series 2006-13, Class 1AF4, 3.99%, 01/25/37(b)	4,322,564
9,299,295	Countrywide Asset-Backed Certificates Trust, Series 2006-18, Class M1, (1 mo. LIBOR USD + 0.450%), 5.47%, 03/25/37(b)	7,998,009
6,153,045	Countrywide Asset-Backed Certificates Trust, Series 2006-22, Class M1, (1 mo. LIBOR USD + 0.230%), 5.25%, 05/25/47(b)	5,219,016
5,873,962	Countrywide Asset-Backed Certificates Trust, Series 2006-26, Class M1, (1 mo. LIBOR USD + 0.250%), 5.27%, 06/25/37(b)	4,290,984
677,159	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-C, Class 2A, (1 mo. LIBOR USD + 0.180%), 5.13%, 05/15/36(b)	647,680
222,959	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4Q1B, (1 mo. LIBOR USD + 0.300%), 5.25%, 12/15/33(b)(c)	220,469
456,582	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4T1B, (1 mo. LIBOR USD + 0.240%), 5.19%, 02/15/30(b)(c)	434,815
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$110,459	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 5B1A, (1 mo. LIBOR USD + 0.190%), 5.14%, 05/15/35(b)(c)	$109,370
176,125	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 5B1B, (1 mo. LIBOR USD + 0.190%), 5.14%, 05/15/35(b)(c)	175,418
4,322,326	Credit Suisse Mortgage Capital Certificates Trust, Series 2017-2, Class CERT, 0.45%, 02/01/47(c)(f)	3,410,874
2,083,952	Credit-Based Asset Servicing and Securitization LLC, Series 2007- CB6, Class A4, (1 mo. LIBOR USD + 0.340%), 5.19%, 07/25/37(b)(c)	1,372,235
4,892,631	First Frankin Mortgage Loan Trust, Series 2006-FF4, Class M1, (1 mo. LIBOR USD + 0.540%), 4.67%, 03/25/36(b)	4,288,002
1,387,718	First Franklin Mortgage Loan Trust, Series 2003-FF4, Class M1, (1 mo. LIBOR USD + 1.800%), 6.65%, 10/25/33(b)	1,312,789
9,142,923	First Franklin Mortgage Loan Trust, Series 2006-FF8, Class M1, (1 mo. LIBOR USD + 0.375%), 5.40%, 07/25/36(b)	8,461,959
4,339,019	First Franklin Mortgage Loan Trust, Series 2006-FFH1, Class M2, (1 mo. LIBOR USD + 0.600%), 5.62%, 01/25/36(b)	3,713,036
3,538,864	First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2C, (1 mo. LIBOR USD + 0.150%), 5.17%, 03/25/37(b)	1,740,778
2,710,000	FirstKey Homes Trust, Series 2020- SFR2, Class F1, 3.02%, 10/19/37(c)	2,466,128
4,000,000	FirstKey Homes Trust, Series 2022- SFR1, Class E1, 5.00%, 05/17/39(c)	3,727,703
4,000,000	FirstKey Homes Trust, Series 2022- SFR1, Class E2, 5.00%, 05/17/39(c)	3,675,284

48

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$2,553,000	FirstKey Homes Trust, Series 2022- SFR2, Class E1, 4.50%, 07/17/39(c)	$2,262,031
1,500,000	Fremont Home Loan Trust, Series 2005-D, Class M1, (1 mo. LIBOR USD + 0.615%), 5.64%, 11/25/35(b)	1,279,602
1,500,000	FRTKL, Series 2021-SFR1, Class F, 3.17%, 09/17/38(c)	1,233,532
430,904	GMACM Home Equity Loan Trust, Series 2005-HE3, Class A3, (1 mo. LIBOR USD + 0.500%), 5.52%, 02/25/36(b)	417,712
5,170,269	Greenpoint Manufactured Housing, Series 2000-3, Class IA, 8.45%, 06/20/31(b)	2,582,067
2,463,906	GSAA Home Equity Trust, Series 2005-14, Class 1A2, (1 mo. LIBOR USD + 0.700%), 5.72%, 12/25/35(b)	1,048,181
8,462,765	GSAA Home Equity Trust, Series 2006-5, Class 1A1, (1 mo. LIBOR USD + 0.360%), 5.38%, 03/25/36(b)	2,658,924
357,452	GSAA Trust, Series 2006-7, Class AF2, 5.99%, 03/25/46(b)	140,365
3,566,000	GSAMP Trust, Series 2007-HS1, Class M5, (1 mo. LIBOR USD + 3.375%), 8.40%, 02/25/47(b)	3,509,734
3,272,118	Home Equity Asset Trust, Series 2007- 1, Class 2A3, (1 mo. LIBOR USD + 0.300%), 5.32%, 05/25/37(b)(e)	2,507,030
2,901,595	Home Partners of America Trust, Series 2021-2, Class F, 3.80%, 12/17/26(c)	2,395,794
3,719,135	Home Partners of America Trust, Series 2021-3, Class F, 4.24%, 01/17/41(c)	3,078,622
4,503,189	HSI Asset Loan Obligation Trust, Series 2007-WF1, Class A3, STEP, 4.48%, 12/25/36	1,506,900
475,043	Irwin Home Equity Loan Trust, Series 2006-3, Class 2A3, STEP, 6.53%, 09/25/37(c)	440,965
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$109,369	JP Morgan Mortgage Acquisition Trust, Series 2006-WF1, Class A4, STEP, 6.63%, 07/25/36	$31,284
219,642	JP Morgan Mortgage Acquisition Trust, Series 2006-WMC2, Class A3, (1 mo. LIBOR USD + 0.180%), 5.20%, 07/25/36(b)	98,107
1,659,195	Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class M1, 6.63%, 04/15/40(b)	1,639,704
225,538	Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, (1 mo. LIBOR USD + 0.090%), 5.11%, 06/25/37(b)(c)	147,863
1,588,851	Lehman XS Trust, Series 2007-20N, Class A1, (1 mo. LIBOR USD + 2.300%), 7.32%, 12/25/37(b)	1,588,027
4,720,370	Long Beach Mortgage Loan Trust, Series 2006-2, Class 1A, (1 mo. LIBOR USD + 0.360%), 5.38%, 03/25/46(b)	3,846,615
4,972,500	Long Beach Mortgage Loan Trust, Series 2006-9, Class 2A3, (1 mo. LIBOR USD + 0.320%), 5.34%, 10/25/36(b)	1,533,467
656,726	Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class B2, (1 mo. LIBOR USD + 3.250%), 8.27%, 03/25/32(b)	655,866
3,763,007	MASTR Second Lien Trust, Series 2006-1, Class A, (1 mo. LIBOR USD + 0.320%), 5.34%, 03/25/36(b)	275,621
2,064,749	MERIT Securities Corp., Series 13, Class M2, STEP, 7.88%, 12/28/33	1,677,599
7,080,821	Merrill Lynch Mortgage Investors Trust, Series 2006-RM5, Class A2D, (1 mo. LIBOR USD + 0.500%), 5.52%, 10/25/37(b)(e)	1,192,170

49

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$967,299	Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE4, Class A4, (1 mo. LIBOR USD + 0.480%), 5.50%, 06/25/36(b)	$506,488
6,030,720	Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-NC1, Class A1, (1 mo. LIBOR USD + 0.130%), 5.15%, 11/25/36(b)	2,739,368
1,887,587	Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-SEA1, Class 2A1, (1 mo. LIBOR USD + 1.900%), 6.92%, 02/25/47(b)(c)	1,763,739
3,567,039	Morgan Stanley Capital I, Inc. Trust, Series 2006-NC2, Class M1, (1 mo. LIBOR USD + 0.540%), 5.56%, 02/25/36(b)	3,070,616
4,115,146	Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A4, STEP, 6.51%, 10/25/36	984,039
318,863	Morgan Stanley Mortgage Loan Trust, Series 2006-4SL, Class A1, (1 mo. LIBOR USD + 0.300%), 5.32%, 03/25/36(b)	310,863
8,000,000	Nationstar Home Equity Loan Trust, Series 2007-A, Class M3, (1 mo. LIBOR USD + 0.300%), 5.32%, 03/25/37(b)	6,815,609
5,704,955	New Century Home Equity Loan Trust, Series 2005-C, Class M2, (1 mo. LIBOR USD + 0.675%), 5.70%, 12/25/35(b)	4,353,712
6,500,000	New Residential Mortgage Loan Trust, Series 2022-SFR1, Class F, 4.44%, 02/17/39(c)	5,478,981
5,000,000	New Residential Mortgage Loan Trust, Series 2022-SFR2, Class E1, 4.00%, 09/04/39(c)	4,192,073
5,000,000	New Residential Mortgage Loan Trust, Series 2022-SFR2, Class F, 4.00%, 09/04/39(c)	3,964,300
559,062	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1 mo. LIBOR USD + 0.400%), 5.42%, 10/25/36(b)(c)	631,349
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$1,149,281	Oakwood Mortgage Investors, Inc., Series 1999-C, Class A2, 7.48%, 08/15/27	$953,594
9,752,270	Oakwood Mortgage Investors, Inc., Series 2000-D, Class A4, 7.40%, 07/15/30(b)	2,295,892
8,572,117	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A2, 5.92%, 06/15/31(b)	911,286
5,947,218	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A3, 6.61%, 06/15/31(b)	707,781
6,795,981	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A4, 7.41%, 06/15/31(b)	906,068
550,447	Oakwood Mortgage Investors, Inc., Series 2001-D, Class A3, 5.90%, 09/15/22(b)	271,799
91,217	Oakwood Mortgage Investors, Inc., Series 2002-B, Class A4, 7.09%, 06/15/32(b)	90,875
5,000,000	Pagaya AI Technology in Housing Trust, Series 2022-1, Class D, 4.25%, 08/25/25(c)	4,641,722
2,955,985	Popular ABS Mortgage Pass-Through Trust, Series 2005-3, Class M2, STEP, 3.59%, 07/25/35	2,259,666
2,392,063	PRET LLC, Series 2021-NPL6, Class A1, STEP, 2.49%, 07/25/51(c)	2,244,852
2,000,000	PRET LLC, Series 2021-NPL6, Class A2, STEP, 5.07%, 07/25/51(c)	1,806,877
6,003,222	PRET LLC, Series 2021-RN4, Class A1, 2.49%, 10/25/51(b)(c)	5,572,508
1,000,000	Progress Residential Trust, Series 2019- SFR3, Class F, 3.87%, 09/17/36(c)	957,598
3,000,000	Progress Residential Trust, Series 2019- SFR4, Class F, 3.68%, 10/17/36(c)	2,864,683
750,000	Progress Residential Trust, Series 2020- SFR1, Class G, 4.03%, 04/17/37(c)	700,886
2,994,558	Progress Residential Trust, Series 2021- SFR10, Class F, 4.61%, 12/17/40(c)	2,511,917

50

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$2,500,000	Progress Residential Trust, Series 2021- SFR11, Class F, 4.42%, 01/17/39(c)	$2,098,391
3,500,000	Progress Residential Trust, Series 2021- SFR8, Class F, 3.18%, 10/17/38(c)	2,987,118
2,400,000	Progress Residential Trust, Series 2021- SFR9, Class F, 4.05%, 11/17/40(c)	1,908,698
4,000,000	Progress Residential Trust, Series 2022- SFR1, Class F, 4.88%, 02/17/41(c)	3,461,598
4,000,000	Progress Residential Trust, Series 2022- SFR1, Class G, 5.52%, 02/17/41(c)	3,362,248
1,548,000	Progress Residential Trust, Series 2022- SFR3, Class E2, 5.60%, 04/17/39(c)	1,434,410
4,751,000	Progress Residential Trust, Series 2022- SFR4, Class E1, 6.12%, 05/17/41(c)	4,424,161
5,000,000	Progress Residential Trust, Series 2022- SFR5, Class E1, 6.62%, 06/17/39(c)	4,806,967
6,000,000	Progress Residential Trust, Series 2022- SFR6, Class D, 6.04%, 07/20/39(c)	5,787,556
5,000,000	Progress Residential Trust, Series 2022- SFR7, Class E1, 6.75%, 10/27/39(c)	4,890,979
925,000	Progress Residential Trust, Series 2023- SFR1, Class E1, 6.15%, 03/17/40(c)	886,430
3,825,000	Residential Asset Securities Corp. Trust, Series 2005-KS10, Class M4, (1 mo. LIBOR USD + 0.870%), 5.89%, 11/25/35(b)	2,992,576
2,000,000	Residential Asset Securities Corp. Trust, Series 2006-KS4, Class M2, (1 mo. LIBOR USD + 0.290%), 5.46%, 06/25/36(b)	1,885,496
4,186,353	Saxon Asset Securities Trust, Series 2006-2, Class M3, (1 mo. LIBOR USD + 0.480%), 5.50%, 09/25/36(b)	3,218,399
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$8,494,496	Saxon Asset Securities Trust, Series 2007-1, Class M1, (1 mo. LIBOR USD + 0.290%), 5.31%, 01/25/47(b)	$7,270,717
2,496,128	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR1, Class A2B, (1 mo. LIBOR USD + 0.540%), 5.56%, 02/25/37(b)	1,096,130
11,691,686	Soundview Home Loan Trust, Series 2006-OPT5, Class M1, (1 mo. LIBOR USD + 0.375%), 5.40%, 07/25/36(b)	8,766,355
4,268,084	Structured Asset Investment Loan Trust, Series 2005-9, Class M2, (1 mo. LIBOR USD + 0.675%), 5.70%, 11/25/35(b)	3,665,188
4,363,389	Structured Asset Investment Loan Trust, Series 2005-HE1, Class M3, (1 mo. LIBOR USD + 0.750%), 5.77%, 07/25/35(b)	3,119,057
2,377,632	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-WF1, Class M1, (1 mo. LIBOR USD + 0.660%), 5.68%, 02/25/37(b)	5,155,139
1,700,000	Tricon American Homes Trust, Series 2017-SFR2, Class F, 5.10%, 01/17/36(c)	1,668,336
1,520,000	Tricon American Homes Trust, Series 2020-SFR1, Class F, 4.88%, 07/17/38(c)	1,444,802
1,500,000	Tricon Residential Trust, Series 2021- SFR1, Class F, 3.69%, 07/17/38(c)	1,333,996
968,000	Tricon Residential Trust, Series 2021- SFR1, Class G, 4.13%, 07/17/38(c)	852,381
1,600,000	Tricon Residential Trust, Series 2022- SFR1, Class E2, 5.74%, 04/17/39(c)	1,515,207
4,000,000	Tricon Residential Trust, Series 2022- SFR2, Class E, 7.51%, 07/17/40(c)	3,943,746
4,995,606	VOLT CVI LLC, Series 2021-NP12, Class A1, STEP, 2.73%, 12/26/51(c)	4,595,038

51

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$8,411,861	Yale Mortgage Loan Trust, Series 2007- 1, Class A, (1 mo. LIBOR USD + 0.400%), 5.42%, 06/25/37(b)(c)	$2,720,495
		337,623,113
Total Asset-Backed Securities (Cost $441,418,919)		366,904,199

NON-AGENCY MORTGAGE-BACKED SECURITIES — 23.5%
COLLATERALIZED MORTGAGE OBLIGATIONS — 21.1%
3,800,000	1Texas Capital Bank CLN, 0.94%, 02/01/26	3,629,890
295,877	Adjustable Rate Mortgage Trust, Series 2005-3, Class 2A1, 3.92%, 07/25/35(b)	289,439
1,467,967	Adjustable Rate Mortgage Trust, Series 2007-1, Class 4A1, 5.17%, 03/25/37(b)	1,043,223
30,518	Ajax Mortgage Loan Trust, Series 2017-D, Class B, 2.37%, 12/25/57(b)(c)	15,658
21,846	Ajax Mortgage Loan Trust, Series 2018-A, Class B, 2.70%, 04/25/58(c)(f)	21,584
60,202	Ajax Mortgage Loan Trust, Series 2018-B, Class B, 5.98%, 02/26/57(c)(f)	53,324
4,350	Ajax Mortgage Loan Trust, Series 2018-E, Class C, 0.98%, 06/25/58(b)(c)	4,241
144,361	Ajax Mortgage Loan Trust, Series 2018-F, Class C, 1.88%, 11/25/58(c)(f)	96,193
277,395	Ajax Mortgage Loan Trust, Series 2019-E, Class B, STEP, 4.88%, 09/25/59(c)	277,191
7,203,171	Ajax Mortgage Loan Trust, Series 2019-E, Class C, 2.58%, 09/25/59(c)(f)	7,208,482
1,392,001	Ajax Mortgage Loan Trust, Series 2019-G, Class A, STEP, 6.00%, 09/25/59(c)	1,375,956
2,927,374	Ajax Mortgage Loan Trust, Series 2019-G, Class B, STEP, 4.25%, 09/25/59(c)	2,747,121
6,784,080	Ajax Mortgage Loan Trust, Series 2019-G, Class C, 1.03%, 09/25/59(c)(f)	3,762,173
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$17,626,484	Ajax Mortgage Loan Trust, Series 2020-A, Class A, STEP, 2.38%, 12/25/59(c)	$17,437,212
4,328,402	Ajax Mortgage Loan Trust, Series 2020-A, Class B, STEP, 3.50%, 12/25/59(c)	4,264,053
10,191,271	Ajax Mortgage Loan Trust, Series 2020-A, Class C, 1.87%, 12/25/59(c)(f)	6,347,971
1,230,360	Ajax Mortgage Loan Trust, Series 2021-C, Class B, STEP, 3.72%, 01/25/61(c)	1,096,147
3,100,106	Ajax Mortgage Loan Trust, Series 2021-C, Class C, 1.40%, 01/25/61(c)(f)	3,262,739
10,481,212	Ajax Mortgage Loan Trust, Series 2021-D, Class A, STEP, 2.00%, 03/25/60(c)	9,605,020
2,042,300	Ajax Mortgage Loan Trust, Series 2021-D, Class B, 4.00%, 03/25/60(b)(c)	1,819,237
3,003,143	Ajax Mortgage Loan Trust, Series 2021-D, Class C, 0.00%, 03/25/60(b)(c)	3,142,406
4,041,340	Ajax Mortgage Loan Trust, Series 2021-E, Class B2, 4.48%, 12/25/60(b)(c)	3,252,236
4,000,000	Ajax Mortgage Loan Trust, Series 2021-E, Class M1, 2.94%, 12/25/60(b)(c)	3,225,946
8,530,052	Ajax Mortgage Loan Trust, Series 2021-F, Class A, STEP, 1.88%, 06/25/61(c)	7,703,225
1,080,800	Ajax Mortgage Loan Trust, Series 2021-F, Class B, STEP, 3.75%, 06/25/61(c)	1,002,023
2,013,570	Ajax Mortgage Loan Trust, Series 2021-F, Class C, 0.56%, 06/25/61(c)(f)	1,331,374
9,615,587	Ajax Mortgage Loan Trust, Series 2022-A, Class A1, STEP, 3.50%, 10/25/61(c)	8,647,315
532,000	Ajax Mortgage Loan Trust, Series 2022-A, Class A2, 3.00%, 10/25/61(b)(c)	454,660
283,800	Ajax Mortgage Loan Trust, Series 2022-A, Class A3, 3.00%, 10/25/61(b)(c)	237,970
2,128,000	Ajax Mortgage Loan Trust, Series 2022-A, Class B, 3.00%, 10/25/61(c)	1,467,696

52

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,057,403	Ajax Mortgage Loan Trust, Series 2022-A, Class C, 3.00%, 10/25/61(c)	$1,465,912
310,300	Ajax Mortgage Loan Trust, Series 2022-A, Class M1, 3.00%, 10/25/61(c)	243,500
1,392,000	Ajax Mortgage Loan Trust, Series 2022-A, Class M2, 3.00%, 10/25/61(c)	1,079,988
88,700	Ajax Mortgage Loan Trust, Series 2022-A, Class M3, 3.00%, 10/25/61(c)	66,155
10,577,802	Ajax Mortgage Loan Trust, Series 2022-B, Class A1, STEP, 3.50%, 03/27/62(c)	10,007,286
403,400	Ajax Mortgage Loan Trust, Series 2022-B, Class A2, 3.00%, 03/27/62(b)(c)	343,625
345,800	Ajax Mortgage Loan Trust, Series 2022-B, Class A3, 3.00%, 03/27/62(b)(c)	288,478
1,921,100	Ajax Mortgage Loan Trust, Series 2022-B, Class B, 3.00%, 03/27/62(c)	1,204,369
1,204,359	Ajax Mortgage Loan Trust, Series 2022-B, Class C, 3.00%, 03/27/62(a)(c)	1,203,154
259,300	Ajax Mortgage Loan Trust, Series 2022-B, Class M1, 3.00%, 03/27/62(c)	195,382
1,287,100	Ajax Mortgage Loan Trust, Series 2022-B, Class M2, 3.00%, 03/27/62(c)	927,597
11,794,455	Ajax Mortgage Loan Trust, Series 2023-A, Class A1, 3.50%, 07/25/62(a)(b)(c)	11,074,993
481,800	Ajax Mortgage Loan Trust, Series 2023-A, Class A2, 3.00%, 07/25/62(a)(b)(c)	400,761
273,000	Ajax Mortgage Loan Trust, Series 2023-A, Class A3, 2.50%, 07/25/62(a)(b)(c)	213,950
1,605,800	Ajax Mortgage Loan Trust, Series 2023-A, Class B, 2.50%, 07/25/62(a)(b)(c)	1,103,185
823,840	Ajax Mortgage Loan Trust, Series 2023-A, Class C, 2.50%, 07/25/62(a)(b)(c)	840,317
827,000	Ajax Mortgage Loan Trust, Series 2023-A, Class M1, 2.50%, 07/25/62(a)(b)(c)	628,437
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,208,195	American Home Mortgage Assets Trust, Series 2006-2, Class 1A1, (12 mo. Federal Reserve Cumulative Average USD + 0.960%), 4.42%, 09/25/46(b)	$1,029,837
899,356	American Home Mortgage Assets Trust, Series 2007-3, Class 22A1, STEP, 6.75%, 06/25/37	779,686
3,324,000	Angel Oak Mortgage Trust, Series 2020-R1, Class B2, 4.61%, 04/25/53(b)(c)	2,822,338
1,000,000	Angel Oak Mortgage Trust I LLC, Series 2019-2, Class B1, 5.02%, 03/25/49(b)(c)	974,480
13,970,099	APS Resecuritization Trust, Series 2016-1, Class 1MZ, 2.98%, 07/31/57(b)(c)	5,320,489
3,009,351	ARI Investments LLC, 4.55%, 01/30/25(a)(e)	2,858,884
1,163,058	Banc of America Alternative Loan Trust, Series 2006-9, Class A2, (1 mo. LIBOR USD + 0.400%), 5.42%, 01/25/37(b)	896,511
75,083	Banc of America Funding Corp. Trust, Series 2005-F, Class 6A1, 4.05%, 09/20/35(b)	63,703
303,663	Banc of America Funding Corp. Trust, Series 2006-A, Class 3A2, 4.06%, 02/20/36(b)	275,104
256,029	Banc of America Funding Corp. Trust, Series 2006-E, Class 2A1, 3.69%, 06/20/36(b)	230,449
1,103,747	Banc of America Funding Corp. Trust, Series 2007-1, Class TA5, STEP, 6.59%, 01/25/37	991,243
3,113,700	Banc of America Funding Corp. Trust, Series 2015-R3, Class 1A2, 2.63%, 03/27/36(b)(c)	2,464,311
294,778	Banc of America Mortgage Trust, Series 2005-I, Class 2A5, 3.84%, 10/25/35(b)	269,277
15,300,476	Barclays Mortgage Trust, Series 2021- NPL1, Class A, STEP, 2.00%, 11/25/51(c)	13,828,664
1,177,500	Barclays Mortgage Trust, Series 2021- NPL1, Class B, STEP, 4.63%, 11/25/51(c)	1,078,894

53

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,635,280	Barclays Mortgage Trust, Series 2021-NPL1, Class C, 0.38%, 11/25/51(c)(f)	$2,351,826
7,465,691	Barclays Mortgage Trust, Series 2022-RPL1, Class A, STEP, 4.25%, 02/25/28(c)	7,079,231
1,187,900	Barclays Mortgage Trust, Series 2022-RPL1, Class B, STEP, 4.25%, 02/25/28(c)	999,924
2,109,753	Barclays Mortgage Trust, Series 2022-RPL1, Class C, 0.23%, 02/25/28(a)(c)(f)	1,238,573
31,223	Barclays Mortgage Trust, Series 2022-RPL1, Class SA, 0.37%, 02/25/28(c)(f)	14,878
1,830,836	BCAP LLC Trust, Series 2012-RR3, Class 1A5, 5.76%, 12/26/37(b)(c)	1,505,666
575,555	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 23A1, 4.59%, 02/25/36(b)	509,070
42,746	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 5A1, 4.79%, 08/25/35(b)	37,976
216,354	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 3.69%, 05/25/47(b)	190,602
887,150	Bear Stearns ALT-A Trust, Series 2006-2, Class 11A1, (1 mo. LIBOR USD + 0.440%), 5.46%, 04/25/36(b)	1,066,961
2,452,234	Bear Stearns ALT-A Trust, Series 2006-6, Class 1A1, (1 mo. LIBOR USD + 0.320%), 5.34%, 11/25/36(b)	1,946,910
2,945,505	Bear Stearns Asset Backed Securities I Trust, Series 2006-AC2, Class 22A1, (1 mo. LIBOR USD + 0.350%), 5.37%, 03/25/36(b)	362,071
2,945,505	Bear Stearns Asset Backed Securities I Trust, Series 2006-AC2, Class 22A3, (1 mo. LIBOR USD + 0.350%), 5.37%, 03/25/36(b)	362,071
646,178	Bear Stearns Mortgage Funding Trust, Series 2006-SL1, Class A1, (1 mo. LIBOR USD + 0.280%), 5.30%, 08/25/36(b)	622,495
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$117,407	Bear Stearns Mortgage Funding Trust, Series 2006-SL4, Class A, (1 mo. LIBOR USD + 0.300%), 5.32%, 11/25/36(b)	$120,866
2,501,000	BRAVO Residential Funding Trust, Series 2021-NQM2, Class M1, 2.29%, 03/25/60(b)(c)	2,073,476
3,100,000	CFMT LLC, Series 2021-HB7, Class M3, 3.85%, 10/27/31(b)(c)	2,830,248
3,400,000	CFMT LLC, Series 2023-HB11, Class M2, 4.00%, 02/25/37(b)(c)	2,951,865
2,595,919	Chase Mortgage Finance Corp., Series 2016-SH1, Class M4, 3.75%, 04/25/45(b)(c)	2,194,395
3,546,599	Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37	1,606,636
11,163,221	ChaseFlex Trust, Series 2007-1, Class 2A7, 6.00%, 02/25/37(e)	4,441,444
1,369,082	CHNGE Mortgage Trust, Series 2022-1, Class A1, 3.01%, 01/25/67(b)(c)	1,232,475
1,946,272	Citicorp Mortgage Securities Trust, Series 2007-9, Class 1A1, 6.25%, 12/25/37	1,636,991
2,139,253	Citicorp Mortgage Securities Trust, Series 2008-2, Class 1A1, 6.50%, 06/25/38	1,678,770
65,229	Citigroup Mortgage Loan Trust, Series 2006-AR3, Class 1A2A, 3.98%, 06/25/36(b)	59,761
2,830,575	Citigroup Mortgage Loan Trust, Series 2007-9, Class 1A1, 5.75%, 04/25/47(c)	1,606,453
3,966,303	Citigroup Mortgage Loan Trust, Series 2022-A, Class A1, STEP, 6.17%, 09/25/62(c)	3,949,318
125,686	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A1, 4.40%, 05/25/35(b)	116,975
2,354,000	COLT Mortgage Loan Trust, Series 2022-1, Class B1, 4.14%, 12/27/66(b)(c)	1,687,917
1,852,533	COLT Mortgage Loan Trust, Series 2022-7, Class A3, 6.25%, 04/25/67(b)(c)	1,819,684

54

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$325,246	Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1A1, 6.00%, 02/25/35	$243,017
602,755	Countrywide Alternative Loan Trust, Series 2005-31, Class 2A1, (1 mo. LIBOR USD + 0.600%), 5.62%, 08/25/35(b)	549,204
2,901,214	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A6, (1 mo. LIBOR USD + 0.500%), 5.52%, 11/25/35(b)	1,482,133
5,395,661	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A7, (1 mo. LIBOR USD + 5.500%), 0.48%, 11/25/35(b)(e)	547,128
105,161	Countrywide Alternative Loan Trust, Series 2005-63, Class 5A1, 3.94%, 12/25/35(b)	91,413
51,648	Countrywide Alternative Loan Trust, Series 2005-69, Class A1, (12 mo. Federal Reserve Cumulative Average USD + 1.000%), 4.46%, 12/25/35(b)	45,228
832,879	Countrywide Alternative Loan Trust, Series 2005-9CB, Class 1A3, (1 mo. LIBOR USD + 0.450%), 5.47%, 05/25/35(b)	718,889
556,474	Countrywide Alternative Loan Trust, Series 2005-J14, Class A3, 5.50%, 12/25/35	366,570
2,512,047	Countrywide Alternative Loan Trust, Series 2006-12CB, Class A10, (1 mo. LIBOR USD + 0.350%), 5.37%, 05/25/36(b)	1,055,282
1,573,820	Countrywide Alternative Loan Trust, Series 2006-15CB, Class A1, 6.50%, 06/25/36	791,835
3,028,765	Countrywide Alternative Loan Trust, Series 2006-20CB, Class A9, 6.00%, 07/25/36	1,455,276
977,015	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A13, (1 mo. LIBOR USD + 0.350%), 5.37%, 08/25/36(b)	435,066
977,015	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A14, (1 mo. LIBOR USD + 7.150%), 2.13%, 08/25/36(b)	182,149
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,007,165	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A15, 5.75%, 08/25/36	$568,509
1,033,199	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A4, (1 mo. LIBOR USD + 0.400%), 5.42%, 03/25/36(b)	352,089
1,836,584	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A5, (1 mo. LIBOR USD + 7.100%), 2.08%, 03/25/36(b)(e)	273,505
2,902,171	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A6, 5.50%, 03/25/36	1,270,780
1,106,881	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A10, 6.00%, 01/25/37	634,291
801,381	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A4, 5.75%, 01/25/37	447,711
1,024,310	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A2, 6.00%, 02/25/37	576,074
2,342,166	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A5, 6.00%, 02/25/37	1,317,238
4,464,712	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A7, (1 mo. LIBOR USD + 0.340%), 5.36%, 02/25/37(b)	1,853,902
2,232,356	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A8, (1 mo. LIBOR USD + 6.600%), 1.58%, 02/25/37(b)	426,410
112,212	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10, 5.50%, 05/25/36	93,638
318,355	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A2, (1 mo. LIBOR USD + 0.400%), 5.42%, 05/25/36(b)	248,819
2,365,589	Countrywide Alternative Loan Trust, Series 2006-7CB, Class 2A1, 6.50%, 05/25/36	1,186,864
1,758,197	Countrywide Alternative Loan Trust, Series 2006-J7, Class 2A1, (1 mo. LIBOR USD + 1.500%), 6.35%, 11/20/46(b)	1,289,444

55

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,568,323	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 1A1, (12 mo. Federal Reserve Cumulative Average USD + 1.730%), 5.19%, 11/25/46(b)	$2,753,332
1,072,687	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 2A1, (1 mo. LIBOR USD + 0.380%), 5.40%, 11/25/46(b)	943,187
2,544,198	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, (1 mo. LIBOR USD + 0.190%), 5.14%, 03/20/47(b)	2,050,528
560,293	Countrywide Alternative Loan Trust, Series 2006-OA3, Class 2A1, (1 mo. LIBOR USD + 0.420%), 5.44%, 05/25/36(b)	471,799
2,032,976	Countrywide Alternative Loan Trust, Series 2006-OC3, Class 1A1, (1 mo. LIBOR USD + 0.360%), 5.38%, 04/25/46(b)	1,780,098
1,792,248	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A22, 5.75%, 06/25/37	846,505
1,805,231	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A5, 6.00%, 06/25/37	888,302
889,786	Countrywide Alternative Loan Trust, Series 2007-19, Class 1A34, 6.00%, 08/25/37	459,909
4,133,808	Countrywide Alternative Loan Trust, Series 2007-22, Class 2A16, 6.50%, 09/25/37	1,748,586
3,479,850	Countrywide Alternative Loan Trust, Series 2007-25, Class 1A3, 6.50%, 11/25/37	1,762,157
795,300	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A8, 6.00%, 05/25/37	404,376
162,150	Countrywide Alternative Loan Trust, Series 2007-J1, Class 3A4, STEP, 3.96%, 11/25/36	217,096
5,854,426	Countrywide Alternative Loan Trust, Series 2007-OA2, Class 1A1, (12 mo. Federal Reserve Cumulative Average USD + 0.840%), 4.30%, 03/25/47(b)	4,844,770
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$139,904	Countrywide Alternative Loan Trust, Series 2007-OA3, Class 1A2, (1 mo. LIBOR USD + 0.360%), 5.38%, 04/25/47(b)	$37,174
1,078,204	Countrywide Alternative Loan Trust, Series 2007-OH2, Class A2A, (1 mo. LIBOR USD + 0.480%), 5.50%, 08/25/47(b)	871,353
944,038	Countrywide Alternative Resecuritization Loan Trust, Series 2006-22R, Class 2A1, 6.25%, 05/25/36	555,838
1,374,145	Countrywide Alternative Resecuritization Loan Trust, Series 2008-1R, Class 2A3, 6.00%, 08/25/37	714,788
891,475	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-31, Class 2A3, 3.21%, 01/25/36(b)	716,030
4,453,980	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-J2, Class 3A9, (1 mo. LIBOR USD + 1.400%), 6.00%, 08/25/35(b)	3,055,522
151,964	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-J3, Class 2A4, 4.50%, 09/25/35	132,728
9,716,683	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA4, Class A1, (12 mo. Federal Reserve Cumulative Average USD + 0.960%), 4.42%, 04/25/46(b)	3,079,539
1,971,639	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, (1 mo. LIBOR USD + 0.400%), 5.42%, 04/25/46(b)	1,817,580
1,348,558	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-21, Class 1A1, 6.25%, 02/25/38	695,616
1,357,387	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-HYB1, Class 3A1, 3.83%, 03/25/37(b)	1,170,175

56

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,291,893	Credit Suisse Mortgage Capital Certificates Trust, Series 2006-9, Class 3A1, 6.00%, 11/25/36	$1,112,721
2,473,116	Credit Suisse Mortgage Capital Certificates Trust, Series 2007-3, Class 1A1A, 5.84%, 04/25/37(b)	588,833
7,024,354	Credit Suisse Mortgage Capital Certificates Trust, Series 2009-12R, Class 3A1, 6.50%, 10/27/37(c)	2,970,901
2,692,222	Credit Suisse Mortgage Capital Certificates Trust, Series 2014-2R, Class 17A3, 4.63%, 04/27/37(b)(c)	2,477,518
5,390,910	Credit Suisse Mortgage Capital Certificates Trust, Series 2015-4R, Class 1A4, (1 mo. LIBOR USD + 0.150%), 4.13%, 10/27/36(b)(c)	3,892,467
2,400,000	Credit Suisse Mortgage Capital Certificates Trust, Series 2020-SPT1, Class B2, 3.39%, 04/25/65(b)(c)	1,925,930
2,244,775	Credit Suisse Mortgage Capital Certificates Trust, Series 2021-JR1, Class A2, 3.50%, 09/27/66(b)(c)	1,964,179
3,873,632	Credit Suisse Mortgage Capital Certificates Trust, Series 2021-JR1, Class B2, 0.43%, 09/27/66(c)(f)	3,358,562
3,089,003	Credit Suisse Mortgage Capital Certificates Trust, Series 2021-JR1, Class PT2, 3.17%, 07/26/60(b)(c)	1,027,093
3,289,850	Credit Suisse Mortgage Capital Certificates Trust, Series 2021-NQM2, Class B1, 3.44%, 02/25/66(b)(c)	2,002,430
4,295,947	Credit Suisse Mortgage Capital Certificates Trust, Series 2021-RPL9, Class A1, 2.44%, 02/25/61(b)(c)	4,033,745
6,066,093	CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, (1 mo. LIBOR USD + 1.350%), 6.25%, 11/25/35(b)	1,443,313
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,626,000	Deephaven Residential Mortgage Trust, Series 2021-1, Class B1, 3.10%, 05/25/65(b)(c)	$1,313,079
3,314,000	Deephaven Residential Mortgage Trust, Series 2022-1, Class B1, 4.31%, 01/25/67(b)(c)	2,355,401
2,000,000	GCAT Trust, Series 2020-NQM2, Class B1, 4.85%, 04/25/65(b)(c)	1,700,432
3,437,000	GCAT Trust, Series 2021-NQM7, Class B1, 4.50%, 08/25/66(b)(c)	2,416,703
3,795,496	GCAT Trust, Series 2022-NQM4, Class A2, STEP, 5.73%, 08/25/67(c)	3,740,537
408,845	GMACM Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 3.35%, 11/19/35(b)	348,356
3,194,338	GSMPS Mortgage Loan Trust, Series 2004-4, Class 1AF, (1 mo. LIBOR USD + 0.400%), 5.42%, 06/25/34(b)(c)	2,814,530
2,932,837	GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, (1 mo. LIBOR USD + 0.350%), 5.37%, 01/25/35(b)(c)	2,631,180
3,915,628	GSMPS Mortgage Loan Trust, Series 2005-RP3, Class 1AF, (1 mo. LIBOR USD + 0.350%), 5.37%, 09/25/35(b)(c)	3,323,252
1,104,620	GSMPS Mortgage Loan Trust, Series 2006-RP1, Class 1AF1, (1 mo. LIBOR USD + 0.350%), 5.37%, 01/25/36(b)(c)	898,572
206,553	GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 4.24%, 01/25/35(b)	192,540
2,527,197	GSR Mortgage Loan Trust, Series 2006-7F, Class 4A2, 6.50%, 08/25/36	934,764
34,199	GSR Mortgage Loan Trust, Series 2006-9F, Class 9A1, 6.00%, 08/25/21	26,732
50,352	GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 3.66%, 01/25/36(b)	55,022
502,666	GSR Mortgage Loan Trust, Series 2007-4F, Class 3A1, 6.00%, 07/25/37	331,487

57

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$8,924,447	GSR Mortgage Loan Trust, Series 2007-OA2, Class 2A1, 2.70%, 06/25/47(b)	$5,606,378
1,527,204	HarborView Mortgage Loan Trust, Series 2007-4, Class 2A2, (1 mo. LIBOR USD + 0.500%), 5.20%, 07/19/47(b)	1,368,565
180,640	HomeBanc Mortgage Trust, Series 2006-1, Class 2A1, 3.70%, 04/25/37(b)	160,275
3,690,000	Homeward Opportunities Fund I Trust, Series 2020-2, Class B1, 5.45%, 05/25/65(b)(c)	3,319,961
2,839,879	Homeward Opportunities Fund Trust, Series 2022-1, Class A2, STEP, 5.08%, 07/25/67(c)	2,766,379
15,549,676	IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1, Class AXPP, 0.41%, 07/25/47(b)	12,172
1,470,200	IndyMac INDX Mortgage Loan Trust, Series 2007-FLX3, Class A2, (1 mo. LIBOR USD + 0.540%), 5.56%, 06/25/37(b)	1,643,186
2,739,899	IndyMac INDX Mortgage Loan Trust, Series 2007-FLX5, Class 2A2, (1 mo. LIBOR USD + 0.240%), 5.26%, 08/25/37(b)	2,366,734
852,941	JP Morgan Mortgage Trust, Series 2007-A5, Class 2A1, 2.16%, 10/25/37(b)	575,314
6,238,187	JP Morgan Mortgage Trust, Series 2007-S3, Class 1A10, 6.25%, 08/25/37	2,013,598
29,929	JP Morgan Mortgage Trust, Series 2017-5, Class A1B, 3.31%, 10/26/48(b)(c)	29,032
98,079,109	JP Morgan Mortgage Trust, Series 2021-INV5, Class A2X, 0.50%, 12/25/51(b)(c)	2,435,569
5,769,311	JP Morgan Mortgage Trust, Series 2021-INV5, Class A5X, 0.50%, 12/25/51(b)(c)	143,268
103,848,420	JP Morgan Mortgage Trust, Series 2021-INV5, Class AX1, 0.19%, 12/25/51(b)(c)	980,558
1,290,900	JP Morgan Mortgage Trust, Series 2021-INV5, Class B4, 3.19%, 12/25/51(b)(c)	850,976
451,843	JP Morgan Mortgage Trust, Series 2021-INV5, Class B5, 3.19%, 12/25/51(b)(c)	275,630
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,544,316	JP Morgan Mortgage Trust, Series 2021-INV5, Class B6, 2.98%, 12/25/51(b)(c)	$592,033
33,107,489	JP Morgan Mortgage Trust, Series 2021-INV7, Class A2X, 0.50%, 02/25/52(b)(c)	822,542
20,305,286	JP Morgan Mortgage Trust, Series 2021-INV7, Class A3X, 0.50%, 02/25/52(b)(c)	463,074
7,872,776	JP Morgan Mortgage Trust, Series 2021-INV7, Class A4X, 0.50%, 02/25/52(b)(c)	334,080
3,605,092	JP Morgan Mortgage Trust, Series 2021-INV7, Class A5X, 0.50%, 02/25/52(b)(c)	89,567
64,890,739	JP Morgan Mortgage Trust, Series 2021-INV7, Class AX1, 0.27%, 02/25/52(b)(c)	872,579
3,810,648	JP Morgan Mortgage Trust, Series 2021-INV7, Class B1, 3.27%, 02/25/52(b)(c)	3,062,699
894,304	JP Morgan Mortgage Trust, Series 2021-INV7, Class B2, 3.27%, 02/25/52(b)(c)	692,636
1,244,177	JP Morgan Mortgage Trust, Series 2021-INV7, Class B3, 3.27%, 02/25/52(b)(c)	895,242
661,055	JP Morgan Mortgage Trust, Series 2021-INV7, Class B4, 3.27%, 02/25/52(b)(c)	435,464
272,124	JP Morgan Mortgage Trust, Series 2021-INV7, Class B5, 3.27%, 02/25/52(b)(c)	160,104
894,482	JP Morgan Mortgage Trust, Series 2021-INV7, Class B6, 3.08%, 02/25/52(b)(c)	323,993
1,607,726	Legacy Mortgage Asset Trust, Series 2019-SL2, Class B, 8.47%, 02/25/59(a)(c)(f)	198,554
2,382,208	Legacy Mortgage Asset Trust, Series 2019-SL2, Class M, 4.25%, 02/25/59(b)(c)	1,781,936
4,203,122	MASTR Asset Securitization Trust, Series 2007-1, Class 1A4, 6.50%, 11/25/37	1,096,714
2,363,426	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A3, 7.50%, 05/25/35(c)	1,790,181
1,008,311	MASTR Resecuritization Trust, Series 2008-3, Class A1, 7.25%, 08/25/37(b)(c)	609,977

58

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$4,478,083	MCM Trust, Series 2021-VFN1, 2.50%, 09/25/31(a)(e)	$4,293,645
2,798,206	MCM Trust, Series 2021-VFN1, Class CERT, 3.00%, 08/25/28(a)(e)	1,841,242
1,725,095	Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR2, Class A2, (1 mo. LIBOR USD + 0.420%), 5.44%, 04/25/37(b)	1,435,131
628,219	Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, 4.09%, 05/25/36(b)	459,345
376,921	Merrill Lynch Mortgage Investors Trust, Series 2006-AF2, Class AF1, 6.25%, 10/25/36	159,030
2,823,672	Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, STEP, 2.94%, 05/26/37(c)	2,694,779
2,486,875	Morgan Stanley Resecuritization Trust, Series 2013-R7, Class 1B, (1 mo. LIBOR USD + 0.160%), 5.17%, 12/26/46(b)(c)	2,210,870
717,126	MortgageIT Trust, Series 2004-1, Class B1, (1 mo. LIBOR USD + 1.800%), 6.82%, 11/25/34(b)	651,724
3,276,775	New Residential Mortgage Loan Trust, Series 2019-NQM5, Class A1, 2.71%, 11/25/59(b)(c)	3,030,801
1,389,000	New Residential Mortgage Loan Trust, Series 2020-NQM1, Class B2, 4.52%, 01/26/60(b)(c)	1,082,197
2,973,097	NYMT Loan Trust, Series 2020-SP2, Class A1, 2.94%, 10/25/60(b)(c)	2,908,162
2,547,076	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.50%, 05/25/35(c)	2,108,930
1,267,423	Prime Mortgage Trust, Series 2006-DR1, Class 2A2, 6.00%, 05/25/35(c)	989,618
3,294,858	PRPM LLC, Series 2020-4, Class A1, STEP, 2.95%, 10/25/25(c)	3,222,712
4,159,451	PRPM LLC, Series 2022-1, Class A1, STEP, 3.72%, 02/25/27(c)	3,963,328
5,325,417	PRPM LLC, Series 2023-1, Class A1, 6.88%, 02/25/28(b)(c)	5,299,928
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$5,186,690	RCO VI Mortgage LLC, Series 2022-1, Class A1, STEP, 3.00%, 01/25/27(c)	$4,892,073
421,451	Reperforming Loan REMIC Trust, Series 2006-R2, Class AF1, (1 mo. LIBOR USD + 0.420%), 5.44%, 07/25/36(b)(c)	380,498
5,247,301	Residential Accredit Loans, Inc., Series 2005-QA10, Class A21, 4.22%, 09/25/35(b)	2,248,021
1,410,713	Residential Accredit Loans, Inc., Series 2005-QA12, Class NB4, 4.97%, 12/25/35(b)	1,251,663
544,285	Residential Accredit Loans, Inc., Series 2006-QO5, Class 2A1, (1 mo. LIBOR USD + 0.380%), 5.40%, 05/25/46(b)	497,583
451,501	Residential Accredit Loans, Inc., Series 2006-QS15, Class A1, 6.50%, 10/25/36	387,814
2,878,273	Residential Accredit Loans, Inc., Series 2007-QS1, Class 1A5, (1 mo. LIBOR USD + 0.550%), 5.57%, 01/25/37(b)	2,009,839
641,326	Residential Asset Securitization Trust, Series 2006-A7CB, Class 2A5, (1 mo. LIBOR USD + 0.250%), 5.27%, 07/25/36(b)	114,348
1,959,611	Residential Funding Mortgage Securities I, Inc. Trust, Series 2005-SA4, Class 2A1, 4.29%, 09/25/35(b)	1,258,675
6,001,075	Residential Funding Mortgage Securities I, Inc. Trust, Series 2006-SA2, Class 2A1, 4.95%, 08/25/36(b)	4,159,925
87,364	Residential Funding Mortgage Securities I, Inc. Trust, Series 2006-SA3, Class 2A1, 5.15%, 09/25/36(b)	56,136
2,150,000	Residential Mortgage Loan Trust, Series 2020-1, Class B2, 4.67%, 01/26/60(b)(c)	1,647,111
3,750,000	Residential Mortgage Loan Trust, Series 2020-2, Class B2, 5.40%, 05/25/60(b)(c)	3,067,689
2,814,000	Residential Mortgage Loan Trust, Series 2021-1R, Class B1, 3.42%, 01/25/65(b)(c)	2,213,988

59

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,500,000	RMF Buyout Issuance Trust, Series 2021-HB1, Class M4, 4.70%, 11/25/31(b)(c)	$2,679,548
4,386,810	RMF Buyout Issuance Trust, Series 2021-HB1, Class M6, 6.00%, 11/25/31(a)(b)(c)	2,530,750
10,652,041	Seasoned Credit Risk Transfer Trust, Series 2017-3, Class B, 12.56%, 07/25/56(c)(f)	1,753,509
17,068,208	Seasoned Credit Risk Transfer Trust, Series 2017-3, Class BIO, 0.83%, 07/25/56(b)(c)	1,751,490
4,698,057	Seasoned Credit Risk Transfer Trust, Series 2018-2, Class BX, 3.56%, 11/25/57(b)	1,759,328
2,610,945	Seasoned Credit Risk Transfer Trust, Series 2018-3, Class BX, 1.52%, 08/25/57(b)(c)	912,316
4,479,883	Seasoned Loans Structured Transaction Trust, Series 2020-3, Class M1, 4.75%, 04/26/60(b)(c)	4,326,799
100,000	SG Residential Mortgage Trust, Series 2019-3, Class B1, 4.08%, 09/25/59(b)(c)	81,906
175,000	SG Residential Mortgage Trust, Series 2020-2, Class B1, 4.25%, 05/25/65(b)(c)	137,229
257,000	SG Residential Mortgage Trust, Series 2020-2, Class M1, 3.19%, 05/25/65(b)(c)	202,536
5,518,762	SG Residential Mortgage Trust, Series 2022-2, Class A2, 5.35%, 08/25/62(b)(c)	5,422,203
2,425,000	Spruce Hill Mortgage Loan Trust, Series 2020-SH1, Class B2, 4.68%, 01/28/50(b)(c)	1,978,546
1,041,605	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 1A1, 4.18%, 05/25/35(b)	811,060
1,666,808	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-3, Class 4A, 3.86%, 04/25/36(b)	1,005,825
2,921,431	Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 4A1, (1 mo. LIBOR USD + 0.440%), 5.46%, 05/25/46(b)	987,700
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,102,128	Structured Asset Mortgage Investments II Trust, Series 2007-AR4, Class GA4B, (1 mo. LIBOR USD + 0.180%), 5.20%, 09/25/47(b)	$989,225
2,312,244	Structured Asset Securities Corp., Series 2005-RF3, Class 1A, (1 mo. LIBOR USD + 0.350%), 5.37%, 06/25/35(b)(c)	2,128,235
13,255,904	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-RF3, Class 1A2, 6.00%, 10/25/36(c)	7,834,919
437,775	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 3A3, 4.14%, 04/25/37(b)	268,702
129,860	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 4A1, 4.43%, 04/25/37(b)	66,226
97,635	Thornburg Mortgage Securities Trust, Series 2007-3, Class 4A1, (12 mo. LIBOR USD + 1.250%), 6.66%, 06/25/47(b)	93,843
4,000,000	TRK Trust, Series 2022-INV1, Class B1, 4.05%, 02/25/57(b)(c)	2,829,332
5,290,989	TVC Holdings Plc, Series 2021-1, Class A, 2.38%, 02/01/51(a)(e)	4,925,393
1,322,747	TVC Holdings Plc, Series 2021-1, Class CERT, 0.47%, 02/01/51(a)(e)(f)	1,154,174
3,343,000	Verus Securitization Trust, Series 2019- INV3, Class M1, 3.28%, 11/25/59(b)(c)	2,872,539
3,162,000	Verus Securitization Trust, Series 2021- 1, Class B1, 2.98%, 01/25/66(b)(c)	2,052,446
5,000,000	Verus Securitization Trust, Series 2022- 1, Class B1, 4.01%, 01/25/67(b)(c)	3,268,432
2,680,000	Verus Securitization Trust, Series 2023- INV1, Class M1, 7.65%, 02/25/68(b)(c)	2,659,726
3,300,000	Vista Point Securitization Trust, Series 2020-2, Class B2, 5.16%, 04/25/65(b)(c)	2,850,881

60

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$26,010,094	Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 2.65%, 02/25/38(b)(c)	$6,237,559
734,698	WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2A2, 3.40%, 07/25/37(b)	612,915
5,697,057	WaMu Mortgage Pass-Through Certificates Trust, Series 2007-OA4, Class 2A, (12 mo. Federal Reserve Cumulative Average USD + 0.798%), 4.26%, 05/25/47(b)	4,860,589
1,170,759	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-10, Class 1CB, 6.50%, 11/25/35	687,477
688,318	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-10, Class 2A6, 5.50%, 11/25/35	615,559
3,789,109	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-1, Class 4CB, 6.50%, 02/25/36	3,098,881
3,764,932	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-5, Class 3A3, STEP, 6.72%, 07/25/36	938,043
1,118,863	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR6, Class 2A, (12 mo. Federal Reserve Cumulative Average USD + 0.960%), 4.42%, 08/25/46(b)	686,893
1,597,197	Washington Mutual Mortgage Pass- Through Certificates WMALT Trust, Series 2005-9, Class 5A3, (1 mo. LIBOR USD + 1.350%), 6.25%, 11/25/35(b)	1,156,961
529,539	Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A1, (1 mo. LIBOR USD + 0.320%), 5.34%, 03/25/37(b)	410,756
4,424,057	Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A2, (1 mo. LIBOR USD + 6.680%), 1.66%, 03/25/37(b)(e)	381,879
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$937,493	Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A8, (1 mo. LIBOR USD + 0.540%), 5.56%, 03/25/37(b)	$729,632
842,921	Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A9, (1 mo. LIBOR USD + 0.490%), 5.51%, 03/25/37(b)	659,291
1,136,381	Wells Fargo Mortgage Backed Securities Trust, Series 2008-AR1, Class A2, 4.11%, 03/25/38(b)	912,573
3,967,560	Western Mortgage Reference Notes, Series 2021-CL2, Class M1, (SOFR 30A + 3.150%), 7.97%, 07/25/59(b)(c)	3,669,256
3,990,969	Western Mortgage Reference Notes, Series 2021-CL2, Class M2, (SOFR 30A + 3.700%), 8.52%, 07/25/59(b)(c)	3,641,428
		497,628,208
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.4%
797,161	Bayview Commercial Asset Trust, Series 2005-4A, Class M2, (1 mo. LIBOR USD + 0.705%), 5.73%, 01/25/36(b)(c)	722,615
680,049	Bayview Commercial Asset Trust, Series 2005-4A, Class M3, (1 mo. LIBOR USD + 0.750%), 5.77%, 01/25/36(b)(c)	614,954
986,772	Bayview Commercial Asset Trust, Series 2006-2A, Class B1, (1 mo. LIBOR USD + 1.305%), 6.33%, 07/25/36(b)(c)	911,052
5,459,683	Bayview Commercial Asset Trust, Series 2007-4A, Class A1, (1 mo. LIBOR USD + 0.450%), 5.47%, 09/25/37(b)(c)	4,975,561
6,389,394	Bayview Commercial Asset Trust, Series 2007-5A, Class A4, (1 mo. LIBOR USD + 1.500%), 6.52%, 10/25/37(b)(c)	4,131,071
8,605,416	Bayview Commercial Asset Trust, Series 2007-6A, Class A4A, (1 mo. LIBOR USD + 1.500%), 6.52%, 12/25/37(b)(c)	7,519,409
2,728,500	BX Commercial Mortgage Trust, Series 2019-XL, Class J, (1 mo. Term SOFR + 2.764%), 7.65%, 10/15/36(b)(c)	2,625,688

61

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$1,179,214	CBA Commercial Small Balance Commercial Mortgage, Series 2007-1A, Class A, STEP, 6.26%, 07/25/39(c)	$1,082,850
1,387,997	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-2A, Class M1, (1 mo. LIBOR USD + 0.400%), 5.42%, 06/25/37(b)(c)	1,368,397
3,000,000	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-2A, Class M2, (1 mo. LIBOR USD + 0.600%), 5.62%, 06/25/37(b)(c)	2,354,699
3,600,000	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-3A, Class M2, (1 mo. LIBOR USD + 2.000%), 7.02%, 10/25/37(b)(c)	3,048,101
1,647,358	Velocity Commercial Capital Loan Trust, Series 2018-2, Class M4, 5.32%, 10/26/48(b)(c)	1,394,133
619,235	Velocity Commercial Capital Loan Trust, Series 2018-2, Class M5, 6.36%, 10/26/48(b)(c)	496,962
1,149,438	Velocity Commercial Capital Loan Trust, Series 2019-1, Class M2, 4.01%, 03/25/49(b)(c)	987,488
1,388,791	Velocity Commercial Capital Loan Trust, Series 2019-1, Class M3, 4.12%, 03/25/49(b)(c)	1,089,799
1,638,095	Velocity Commercial Capital Loan Trust, Series 2019-1, Class M4, 4.61%, 03/25/49(b)(c)	1,248,162
1,103,838	Velocity Commercial Capital Loan Trust, Series 2019-1, Class M5, 5.70%, 03/25/49(b)(c)	853,691
313,022	Velocity Commercial Capital Loan Trust, Series 2019-2, Class M5, 4.93%, 07/25/49(b)(c)	265,303
1,981,272	Velocity Commercial Capital Loan Trust, Series 2021-1, Class M5, 3.97%, 05/25/51(b)(c)	1,373,133
1,241,259	Velocity Commercial Capital Loan Trust, Series 2021-2, Class M5, 4.01%, 08/25/51(b)(c)	858,311
1,241,259	Velocity Commercial Capital Loan Trust, Series 2021-2, Class M6, 4.92%, 08/25/51(b)(c)	863,689
Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$2,829,885	Velocity Commercial Capital Loan Trust, Series 2021-2, Class M7, 6.54%, 08/25/51(c)	$1,969,120
4,452,724	Velocity Commercial Capital Loan Trust, Series 2021-3, Class M5, 4.33%, 10/25/51(b)(c)	3,049,892
1,969,995	Velocity Commercial Capital Loan Trust, Series 2021-4, Class M5, 5.68%, 12/26/51(b)(c)	1,393,818
3,894,952	Velocity Commercial Capital Loan Trust, Series 2021-4, Class M6, 6.80%, 12/26/51(b)(c)	2,735,497
4,611,655	Velocity Commercial Capital Loan Trust, Series 2022-1, Class M4, 5.20%, 02/25/52(b)(c)	3,449,611
2,322,897	Velocity Commercial Capital Loan Trust, Series 2022-4, Class M2, 6.97%, 08/25/52(b)(c)	2,208,472
1,987,080	Velocity Commercial Capital Loan Trust, Series 2022-4, Class M3, 7.54%, 08/25/52(b)(c)	1,725,586
		55,317,064
Total Non-Agency Mortgage-Backed Securities (Cost $632,664,021)		552,945,272

U.S. GOVERNMENT SPONSORED AGENCY MORTGAGE-BACKED SECURITIES — 0.1%
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
1,358,598	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA1, Class B2, (1 mo. LIBOR USD + 10.000%), 15.02%, 07/25/29(b)	1,445,208
29,416	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-SPI2, Class M2, 3.83%, 05/25/48(b)(c)	27,955
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $1,309,647)		1,473,163

U.S. GOVERNMENT SECURITIES — 31.6%
U.S. Treasury Bills — 3.0%
73,000,000	4.90%, 08/10/23(f)	71,996,760
U.S. Treasury Bonds — 24.4%
41,315,000	3.63%, 08/15/43	40,245,006
42,400,000	3.63%, 02/15/44	41,146,219
48,055,000	3.38%, 05/15/44	44,846,953
47,350,000	3.13%, 08/15/44	42,387,498

62

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Principal Amount		Value
U.S. Treasury Bonds (continued)
$47,550,000	3.00%, 02/15/47	$41,418,651
52,750,000	2.75%, 08/15/47	43,860,801
45,400,000	3.00%, 08/15/48	39,639,875
46,350,000	3.38%, 11/15/48	43,348,114
47,000,000	3.00%, 02/15/49	41,139,687
47,300,000	2.88%, 05/15/49	40,474,758
59,560,000	1.25%, 05/15/50	34,677,414
57,000,000	1.63%, 11/15/50	36,589,101
55,250,000	2.38%, 05/15/51	42,434,590
48,750,000	3.00%, 08/15/52	42,778,125
		574,986,792
U.S. Treasury Notes — 4.2%
105,000,000	2.25%, 11/15/27	99,114,258
Total U.S. Government Securities (Cost $954,813,221)		746,097,810

CASH SWEEP — 4.8%
UNITED STATES — 4.8%
112,361,737	Citibank - US Dollars on Deposit in Custody Account, 2.00%(g)	112,361,737
Total Cash Sweep (Cost $112,361,737)		112,361,737

TOTAL INVESTMENTS — 99.5% (Cost $2,768,896,007)		$2,344,577,866
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		12,855,554
NET ASSETS — 100.0%		$2,357,433,420

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $41,623,467 which is 1.77% of net assets and the cost is $45,373,519.
(b)	Floating rate security. Rate shown is the rate in effect as of April 30, 2023.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The aggregate value is $744,669,402, which is 31.59% of net assets. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except as indicated in (e).
(d)	Perpetual security with no stated maturity date.
(e)	These securities have been determined to be illiquid in accordance with procedures adopted by the Fund’s Board of Directors.
(f)	Zero coupon security. The rate represents the yield at time of purchase.
(g)	The rate shown represents the current yield as of April 30, 2023.

Reference Entity	Counterparty	Payment/ Expiration Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
Total return swap with Barclays receiving total return of the Barclays US Mortgage Backed Securities Index over the initial level of 2,045.18 and paying a (SOFR RATE + 0.750%) at expiration date	Barclays Bank Plc	02/06/2024	$50,000	$223,836	$–	$223,836
Total return swap with Barclays receiving total return of the Barclays US Mortgage Backed Securities Index over the initial level of 2,061.53 and paying a (SOFR RATE + 0.750%) at expiration date	Barclays Bank Plc	03/15/2024	50,000	106,983	–	106,983
						330,819
63

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Reference Entity	Counterparty	Payment/ Expiration Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
Total return swap with Barclays receiving total return of the Barclays US Mortgage Backed Securities Index over the initial level of 2,107.78 and paying a (SOFR RATE + 0.750%) at expiration date	Barclays Bank Plc	05/06/2024	$50,000	$(628,987)	$–	$(628,987)
Total return swap with Barclays receiving total return of the Barclays US Mortgage Backed Securities Index over the initial level of 2,088.50 and paying a (SOFR RATE + 0.750%) at expiration date	Barclays Bank Plc	05/14/2024	50,000	(125,234)	–	(125,234)
						(754,221)
Total Return Swaps						$(423,402)

The following abbreviations are used in the report:

CLO — Collateralized Loan Obligation
ETF — Exchange-Traded Fund
LIBOR — London Interbank Offered Rate
MTN — Medium Term Note
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
SOFR 30A — Secured Overnight Financing Rate 30 Day Average USD
SPDR — Standard & Poor’s Depositary Receipt
STEP — Step Coupon Bond
USD — U.S. Dollar

PORTFOLIO DIVERSIFICATION BY SECTOR (UNAUDITED)
Sector:	Percentage of Net Assets
Asset-Backed Securities	15.6%
Bank Loans	0.3
Corporate Bonds	8.5
Exchange-Traded Funds	14.9
Non-Agency Mortgage-Backed Securities	23.5
Preferred Stocks	0.2
U.S. Government Agencies and Securities	31.7
Other*	5.3
100.0%

*	Includes cash and equivalents, swap contracts, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

64

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments	April 30, 2023 (Unaudited)

Principal Amount		Value
MUNICIPAL BONDS — 0.7%
California — 0.3%
$4,500,000	University of California University & College Improvements Revenue Bonds, Series BG, 1.61%, 05/15/30	$3,821,514
New Jersey — 0.1%
1,750,000	New Jersey Turnpike Authority Advance Refunding Revenue Bonds, Series B, 1.48%, 01/01/28	1,529,067
Pennsylvania — 0.3%
5,000,000	Pennsylvania State University Refunding Revenue Bonds, Series D, 1.65%, 09/01/25	4,693,461
Total Municipal Bonds (Cost $11,250,000)		10,044,042

CORPORATE BONDS — 24.6%
Banks — 5.3%
4,000,000	Banco Santander SA, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.450%), 0.70%, 06/30/24(a)	3,962,335
5,470,000	Bank of America Corp., (SOFR RATE + 0.960%), 1.73%, 07/22/27(a)	4,897,595
5,000,000	Bank of America Corp. GMTN, (SOFR RATE + 1.370%), 1.92%, 10/24/31(a)	3,981,697
2,695,000	Bank of New York Mellon Corp. (The) MTN, (SOFR RATE + 1.418%), 4.29%, 06/13/33(a)	2,577,915
5,000,000	BPCE SA, 1.00%, 01/20/26(b)	4,499,154
6,295,000	Citigroup, Inc., (3 mo. Term SOFR + 1.652%), 3.67%, 07/24/28(a)	5,948,859
3,561,000	Credit Suisse AG GMTN, 3.70%, 02/21/25	3,372,979
2,000,000	Danske Bank A/S MTN, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.550%), 0.98%, 09/10/25(a)(b)	1,864,349
Principal Amount		Value
Banks (continued)
$4,570,000	HSBC Holdings Plc, (SOFR RATE + 1.285%), 2.21%, 08/17/29(a)	$3,869,023
7,136,000	JPMorgan Chase & Co., (SOFR RATE + 1.015%), 2.07%, 06/01/29(a)	6,193,280
3,369,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 1.260%), 4.20%, 07/23/29(a)	3,238,743
5,000,000	JPMorgan Chase & Co., (SOFR RATE + 2.080%), 4.91%, 07/25/33(a)	4,967,678
5,000,000	Mitsubishi UFJ Financial Group, Inc., (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.750%), 1.54%, 07/20/27(a)	4,442,795
11,167,000	Morgan Stanley, (SOFR RATE + 2.620%), 5.30%, 04/20/37(a)	10,627,498
5,423,000	Sumitomo Mitsui Financial Group, Inc., 2.63%, 07/14/26	5,061,169
6,000,000	Truist Financial Corp. MTN, (SOFR RATE + 1.435%), 4.87%, 01/26/29(a)	5,867,016
		75,372,085
Communication Services — 1.3%
5,000,000	Amazon.com, Inc., 3.60%, 04/13/32	4,745,937
5,720,000	Comcast Corp., 4.15%, 10/15/28	5,661,259
3,176,000	Omnicom Group, Inc., 2.45%, 04/30/30	2,731,480
6,000,000	Warnermedia Holdings, Inc., 3.76%, 03/15/27(b)	5,645,989
		18,784,665
Consumer Discretionary — 4.0%
5,000,000	AutoZone, Inc., 4.50%, 02/01/28	4,979,974
2,500,000	Brown University, Series A, 1.91%, 09/01/30	2,120,055
6,000,000	Church & Dwight Co., Inc., 5.60%, 11/15/32	6,441,978
2,630,000	DR Horton, Inc., 1.40%, 10/15/27	2,288,126
5,465,000	Equifax, Inc., 2.60%, 12/01/24	5,245,329

65

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Principal Amount		Value
Consumer Discretionary (continued)
$2,994,000	General Motors Financial Co., Inc., 6.00%, 01/09/28	$3,055,278
5,000,000	Lowe’s Cos., Inc., 3.10%, 05/03/27	4,757,462
4,206,000	McDonald’s Corp. GMTN, 3.50%, 07/01/27	4,082,835
3,535,000	Southwest Airlines Co., 5.25%, 05/04/25	3,541,551
3,510,000	Southwest Airlines Co., 5.13%, 06/15/27	3,532,128
5,135,000	Target Corp., 4.50%, 09/15/32	5,163,766
4,995,000	Toyota Motor Credit Corp. GMTN, 1.45%, 01/13/25	4,737,965
4,985,000	Verisk Analytics, Inc., 4.00%, 06/15/25	4,876,884
2,135,000	Warnermedia Holdings, Inc., 6.41%, 03/15/26	2,152,924
		56,976,255
Consumer Staples — 0.3%
4,500,000	Nestle Holdings, Inc., 4.13%, 10/01/27(b)	4,501,696
Energy — 2.4%
8,157,000	BP Capital Markets America, Inc., 4.81%, 02/13/33	8,286,279
6,253,000	Chevron USA, Inc., 0.69%, 08/12/25	5,750,303
5,000,000	Enbridge, Inc., 5.70%, 03/08/33	5,185,549
5,567,000	Energy Transfer LP, 4.95%, 06/15/28	5,532,167
5,370,000	Sabine Pass Liquefaction LLC, 5.88%, 06/30/26	5,476,421
3,555,000	Valero Energy Corp., 1.20%, 03/15/24	3,423,935
		33,654,654
Financial Services — 2.9%
5,000,000	Air Lease Corp., 5.85%, 12/15/27	5,051,481
5,000,000	Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	4,387,024
3,000,000	Aon Corp./Aon Global Holdings Plc, 2.85%, 05/28/27	2,786,945
5,000,000	Athene Global Funding, 1.73%, 10/02/26(b)	4,332,921
Principal Amount		Value
Financial Services (continued)
$5,000,000	Capital One Financial Corp., (SOFR RATE + 0.690%), 1.34%, 12/06/24(a)	$4,837,478
2,490,000	Charles Schwab Corp. (The), 2.45%, 03/03/27	2,253,371
3,235,000	Charles Schwab Corp. (The), 2.00%, 03/20/28	2,818,222
5,000,000	Diageo Capital Plc, 5.20%, 10/24/25	5,070,981
5,105,000	Moody’s Corp., 4.25%, 08/08/32	4,948,447
6,070,000	Public Storage REIT, 1.85%, 05/01/28	5,383,929
		41,870,799
Health Care — 2.1%
4,000,000	AbbVie, Inc., 2.60%, 11/21/24	3,859,533
3,235,000	Cigna Group (The), 1.25%, 03/15/26	2,948,715
5,000,000	Haleon US Capital LLC, 3.38%, 03/24/27	4,765,850
5,000,000	Kaiser Foundation Hospitals, 3.15%, 05/01/27	4,749,952
6,000,000	Kenvue, Inc., 4.90%, 03/22/33(b)	6,204,110
5,000,000	Stryker Corp., 1.15%, 06/15/25	4,635,725
3,430,000	Zoetis, Inc., 5.40%, 11/14/25	3,492,977
		30,656,862
Industrials — 1.1%
843,000	Caterpillar Financial Services Corp. MTN, 4.90%, 01/17/25	847,994
1,404,000	Caterpillar Financial Services Corp. MTN, 3.40%, 05/13/25	1,375,476
5,000,000	John Deere Capital Corp. MTN, 3.40%, 06/06/25	4,898,763
3,500,000	Magna International, Inc., 3.63%, 06/15/24	3,439,138
5,000,000	Waste Connections, Inc., 4.20%, 01/15/33	4,794,007
		15,355,378
Information Technology — 1.0%
3,000,000	Broadcom, Inc., 3.15%, 11/15/25	2,876,350

66

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Principal Amount		Value
Information Technology (continued)
$4,871,000	Hewlett Packard Enterprise Co., 4.90%, 10/15/25	$4,848,570
7,545,000	PayPal Holdings, Inc., 2.85%, 10/01/29	6,834,411
		14,559,331
Materials — 1.8%
2,000,000	Air Products and Chemicals, Inc., 1.50%, 10/15/25	1,864,089
5,000,000	Air Products and Chemicals, Inc., 4.80%, 03/03/33	5,203,674
4,730,000	DuPont de Nemours, Inc., 4.49%, 11/15/25	4,712,423
5,000,000	Georgia-Pacific LLC, 1.75%, 09/30/25(b)	4,647,707
5,250,000	Nucor Corp., 2.00%, 06/01/25	4,952,786
3,996,000	Sherwin-Williams Co. (The), 3.45%, 08/01/25	3,879,027
		25,259,706
Telecommunication Services — 0.4%
6,000,000	T-Mobile USA, Inc., 3.88%, 04/15/30	5,641,928
Utilities — 2.0%
1,690,000	Duke Energy Corp., 2.65%, 09/01/26	1,583,759
5,000,000	Eversource Energy, Series N, 3.80%, 12/01/23	4,946,182
5,000,000	National Rural Utilities Cooperative Finance Corp., 5.45%, 10/30/25	5,087,445
5,000,000	Public Service Co. of Colorado, Series 35, 1.90%, 01/15/31	4,165,352
3,898,464	SCE Recovery Funding LLC, Series A-1, 0.86%, 11/15/31	3,315,380
5,000,000	Southern Co. Gas Capital Corp., 2.45%, 10/01/23	4,934,966
5,000,000	Xcel Energy, Inc., 3.30%, 06/01/25	4,830,129
		28,863,213
Total Corporate Bonds (Cost $368,850,280)		351,496,572
Principal Amount		Value
ASSET-BACKED SECURITIES — 6.3%
CAYMAN ISLANDS — 3.3%
Collateralized Loan Obligations — 3.3%
$3,500,000	AGL CLO 10 Ltd., Series 2021-10A, Class B, (3 mo. LIBOR USD + 1.500%), 6.76%, 04/15/34(a)(b)	$3,380,892
4,500,000	Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class BR, (3 mo. LIBOR USD + 1.700%), 6.96%, 10/15/34(a)(b)	4,336,000
1,500,000	Flatiron CLO 17 Ltd., Series 2017-1A, Class BR, (3 mo. LIBOR USD + 1.450%), 6.31%, 05/15/30(a)(b)	1,461,248
2,000,000	Flatiron CLO 19 Ltd., Series 2019-1A, Class BR, (3 mo. LIBOR USD + 1.550%), 6.42%, 11/16/34(a)(b)	1,951,347
3,500,000	Golub Capital Partners CLO Ltd., Series 2020-50A, Class BR, (3 mo. Term SOFR + 1.950%), 7.00%, 04/20/35(a)(b)	3,407,863
4,700,000	Gulf Stream Meridian 3 Ltd., Series 2021-IIIA, Class A2, (3 mo. LIBOR USD + 1.750%), 7.01%, 04/15/34(a)(b)	4,542,243
5,000,000	Gulf Stream Meridian 7 Ltd., Series 2022-7A, Class A2, (3 mo. Term SOFR + 2.000%), 6.99%, 07/15/35(a)(b)	4,884,352
1,500,000	LCM XXIV Ltd., Series 24A, Class BR, (3 mo. LIBOR USD + 1.400%), 6.65%, 03/20/30(a)(b)	1,443,916
1,750,000	OCP CLO Ltd., Series 2019-17A, Class BR, (3 mo. LIBOR USD + 1.600%), 6.85%, 07/20/32(a)(b)	1,693,547
4,500,000	Octagon 55 Ltd., Series 2021-1A, Class B, (3 mo. LIBOR USD + 1.650%), 6.90%, 07/20/34(a)(b)	4,285,282
4,500,000	Palmer Square CLO Ltd., Series 2022- 1A, Class B, (3 mo. Term SOFR + 1.800%), 6.85%, 04/20/35(a)(b)	4,350,685
4,000,000	Palmer Square Loan Funding Ltd., Series 2021-3A, Class A2, (3 mo. LIBOR USD + 1.400%), 6.65%, 07/20/29(a)(b)	3,910,674

67

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Principal Amount		Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$5,000,000	Rad CLO 1 Ltd., Series 2018-1A, Class BR, (3 mo. LIBOR USD + 1.400%), 6.66%, 07/15/31(a)(b)	$4,843,604
3,000,000	Regatta XXI Funding Ltd., Series 2021-3A, Class B, (3 mo. LIBOR USD + 1.700%), 6.95%, 10/20/34(a)(b)	2,884,513
		47,376,166
UNITED STATES — 3.0%
Other Asset-Backed Securities — 3.0%
3,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-5A, Class A, 6.12%, 04/20/27(b)	3,074,179
2,100,000	BMW Vehicle Lease Trust, Series 2021-1, Class A4, 0.37%, 07/25/24	2,075,345
2,750,000	Capital One Prime Auto Receivables Trust, Series 2021-1, Class A3, 0.77%, 09/15/26	2,615,941
1,500,000	Carmax Auto Owner Trust, Series 2021-1, Class B, 0.74%, 10/15/26	1,382,281
5,000,000	Carmax Auto Owner Trust, Series 2022-4, Class A3, 5.34%, 08/16/27	5,038,681
264,973	CarMax Auto Owner Trust, Series 2021-2, Class A3, 0.52%, 02/17/26	255,629
1,000,000	CarMax Auto Owner Trust, Series 2022-2, Class A3, 3.49%, 02/16/27	977,907
1,500,000	CNH Equipment Trust, Series 2021- C, Class A4, 1.16%, 10/16/28	1,374,382
1,580,726	Credit Acceptance Auto Loan Trust, Series 2021-2A, Class A, 0.96%, 02/15/30(b)	1,539,797
619,575	Enterprise Fleet Financing LLC, Series 2020-2, Class A2, 0.61%, 07/20/26(b)	608,128
1,104,285	Enterprise Fleet Financing LLC, Series 2021-3, Class A2, 0.77%, 08/20/27(b)	1,059,887
4,000,000	Ford Credit Auto Owner Trust, Series 2020-2, Class A, 1.06%, 04/15/33(b)	3,650,393
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$1,000,000	HPEFS Equipment Trust, Series 2021- 2A, Class B, 0.61%, 09/20/28(b)	$975,075
1,519,387	Navient Private Education Refi Loan Trust, Series 2021-BA, Class A, 0.94%, 07/15/69(b)	1,335,565
2,437,354	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.06%, 10/15/69(b)	2,128,387
2,000,000	PFS Financing Corp., Series 2021-A, Class A, 0.71%, 04/15/26(b)	1,905,777
641,790	Sofi Professional Loan Program Trust, Series 2018-B, Class A2FX, 3.34%, 08/25/47(b)	621,650
621,493	Sofi Professional Loan Program Trust, Series 2021-A, Class AFX, 1.03%, 08/17/43(b)	525,834
1,800,000	Synchrony Card Funding LLC, Series 2022-A1, Class A, 3.37%, 04/15/28	1,753,554
2,000,000	Tesla Auto Lease Trust, Series 2021-B, Class A3, 0.60%, 09/22/25(b)	1,917,414
493,675	Toyota Auto Receivables Owner Trust, Series 2020-C, Class A3, 0.44%, 10/15/24	488,671
2,457,000	Verizon Master Trust, Series 2022-7, Class A1A, 5.23%, 11/22/27	2,463,671
1,409,483	Verizon Owner Trust, Series 2020-B, Class A, 0.47%, 02/20/25	1,395,000
2,500,000	Verizon Owner Trust, Series 2020-C, Class B, 0.67%, 04/21/25	2,419,683
1,608,526	World Omni Auto Receivables Trust, Series 2020-C, Class A3, 0.48%, 11/17/25	1,567,034
		43,149,865
Total Asset-Backed Securities (Cost $93,853,435)		90,526,031

68

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Principal Amount		Value
NON-AGENCY MORTGAGE-BACKED SECURITIES — 0.0%
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%
$497,924	JP Morgan Tax-Exempt Pass-Through Trust, Series 2012-AMT1, Class A, 3.00%, 01/27/38(b)	$460,781
Total Non-Agency Mortgage-Backed Securities (Cost $504,217)		460,781

U.S. GOVERNMENT SECURITIES — 66.9%
U.S. Treasury Bonds — 3.7%
16,000,000	3.38%, 08/15/42	15,050,000
38,377,000	2.88%, 05/15/52	32,803,340
5,000,000	4.00%, 11/15/52	5,303,125
		53,156,465
U.S. Treasury Inflation Indexed Bonds — 2.9%
42,509,210	0.63%, 01/15/24(c)	41,909,764
U.S. Treasury Notes — 60.3%
1,290,000	2.25%, 01/31/24	1,264,301
39,369,000	2.38%, 08/15/24	38,294,042
24,486,000	2.00%, 02/15/25	23,555,341
59,764,000	2.00%, 08/15/25	57,198,350
8,709,000	4.25%, 10/15/25	8,772,276
22,783,000	2.25%, 11/15/25	21,880,579
59,079,000	1.63%, 02/15/26	55,658,880
9,395,000	0.75%, 03/31/26	8,624,316
22,412,000	2.00%, 11/15/26	21,154,827
30,000,000	1.50%, 01/31/27	27,734,766
35,253,000	0.50%, 04/30/27	31,178,249
32,758,000	2.38%, 05/15/27	31,225,028
42,746,000	2.75%, 07/31/27	41,281,616
40,212,000	4.13%, 10/31/27	41,077,501
44,140,000	3.88%, 12/31/27	44,695,198
25,000,000	4.00%, 02/29/28	25,500,000
67,051,000	1.00%, 07/31/28	58,860,825
3,249,000	2.63%, 02/15/29	3,090,357
52,468,000	2.38%, 03/31/29	49,160,056
30,961,000	2.88%, 04/30/29	29,822,941
6,000,000	3.88%, 11/30/29	6,118,125
14,431,000	3.88%, 12/31/29	14,726,948
30,999,000	1.50%, 02/15/30	27,294,862
210,300,000	1.38%, 11/15/31	178,451,051
16,000,000	4.13%, 11/15/32	16,855,000
		863,475,435
Total U.S. Government Securities (Cost $987,863,858)		958,541,664
Shares		Value
INVESTMENT COMPANY — 0.8%
11,573,069	Federated Hermes Government Obligations Fund, 4.72%(d)	$11,573,069
Total Investment Company (Cost $11,573,069)		11,573,069
TOTAL INVESTMENTS — 99.3% (Cost $1,473,894,859)		$1,422,642,159
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		9,857,196
NET ASSETS — 100.0%		$1,432,499,355

(a)	Floating rate security. Rate shown is the rate in effect as of April 30, 2023.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(c)	Inflation protected security.
(d)	The rate shown represents the current yield as of April 30, 2023.

The following abbreviations are used in the report:

CLO — Collateralized Loan Obligation

GMTN — Global Medium Term Note

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

USD — U.S. Dollar

PORTFOLIO DIVERSIFICATION BY SECTOR (UNAUDITED)

Sector:	Percentage of Net Assets
Asset-Backed Securities	6.3%
Corporate Bonds	24.6
Municipal Bonds	0.7
Non-Agency Mortgage-Backed Securities	0.0 *
U.S. Government Securities	66.9
Other**	1.5
100.0%

* Represents less than 0.01% of net assets.

** Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

69

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments	April 30, 2023 (Unaudited)

Principal Amount		Value
MUNICIPAL BONDS — 93.7%
Alabama — 0.5%
$3,660,000	City of Huntsville School Capital Improvements Warrants Refunding GO, Series C, 5.00%, 09/01/26	$3,767,181
1,500,000	City of Huntsville Warrants Refunding GO, Series A, 5.00%, 08/01/26(a)	1,541,013
13,000,000	Water Works Board of the City of Birmingham Water Utility Improvements Revenue Bonds, Series B, 5.00%, 01/01/45(a)	13,448,340
		18,756,534
Arizona — 0.7%
1,715,000	Arizona Board of Regents Advance Refunding COP, Series A, 5.00%, 06/01/24	1,750,319
1,250,000	Arizona Water Infrastructure Finance Authority Refunding Revenue Bonds, Series A, 5.00%, 10/01/26	1,284,227
8,950,000	Salt River Project Agricultural Improvement & Power District Advance Refunding Revenue Bonds, 5.00%, 01/01/30	9,956,344
3,950,000	Salt River Project Agricultural Improvement & Power District Advance Refunding Revenue Bonds, Series A, 5.00%, 01/01/33	4,286,627
5,000,000	Town of Gilbert Public Improvements GO, 5.00%, 07/15/23	5,016,859
5,250,000	Town of Gilbert Public Improvements GO, 5.00%, 07/15/25	5,506,250
		27,800,626
Arkansas — 0.2%
7,250,000	State of Arkansas Public Improvements GO, 5.00%, 10/01/26	7,452,581
California — 6.1%
5,000,000	Bay Area Toll Authority Refunding Revenue Bonds, Series B2, 3.42%, 04/01/47(b)	5,000,000
Principal Amount		Value
California (continued)
$10,000,000	California Infrastructure & Economic Development Bank Water Utility Improvements Revenue Bonds, 5.00%, 10/01/36	$11,929,116
20,000	City of Los Angeles Department of Airports Airport & Marina Improvements Revenue Bonds, 5.00%, 05/15/30(a)	22,488
11,435,000	City of Los Angeles Department of Airports Airport & Marina Improvements Revenue Bonds, 5.00%, 05/15/30	12,712,166
4,735,000	City of Los Angeles Department of Airports Airport & Marina Improvements Revenue Bonds, 5.00%, 05/15/32	5,337,696
5,000,000	City of Los Angeles Department of Airports Airport & Marina Improvements Revenue Bonds, Series D, 5.00%, 05/15/28	5,424,242
1,000,000	City of Los Angeles Department of Airports Current Refunding Revenue Bonds, 5.00%, 05/15/25	1,033,888
1,500,000	City of Los Angeles Department of Airports Current Refunding Revenue Bonds, 5.00%, 05/15/26	1,574,037
2,250,000	City of Los Angeles Department of Airports Current Refunding Revenue Bonds, 5.00%, 05/15/27	2,405,486
1,750,000	City of Los Angeles Department of Airports Current Refunding Revenue Bonds, 5.00%, 05/15/36	1,951,437
2,000,000	County of Santa Clara Current Refunding GO, Series 2008-D, 5.00%, 08/01/24	2,052,345
2,000,000	County of Santa Clara Current Refunding GO, Series 2008-D, 5.00%, 08/01/26	2,158,095
5,000,000	Los Angeles Department of Water & Power Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/24	5,116,772
3,500,000	Sacramento Municipal Utility District Refunding Revenue Bonds, Sub- Series B, 5.00%, 08/15/49(b)	3,625,474

70

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Principal Amount		Value
California (continued)
$6,850,000	San Bernardino Community College District Advance Refunding GO, 1.61%, 08/01/27	$6,192,915
2,335,000	San Diego County Water Authority Current Refunding Revenue Bonds, Series A, 5.00%, 05/01/29	2,702,439
2,340,000	San Francisco City & County Airport Comm-San Francisco International Airport Current Refunding Revenue Bonds, Series A, 5.00%, 05/01/31	2,614,909
4,415,000	State of California Current Refunding GO, 5.00%, 10/01/25	4,647,512
10,000,000	State of California Current Refunding GO, 5.00%, 10/01/37	11,491,973
3,250,000	State of California Current Refunding GO, 5.00%, 08/01/26	3,487,957
9,500,000	State of California Current Refunding GO, 5.00%, 04/01/27	10,351,963
15,000,000	State of California Current Refunding GO, (AGM), 5.25%, 08/01/32	18,259,011
15,000,000	State of California Public Improvements GO, 5.00%, 09/01/23	15,095,628
15,000,000	State of California Public Improvements GO, 5.00%, 09/01/24	15,403,570
11,250,000	State of California Public Improvements GO, 5.00%, 09/01/25	11,819,278
8,500,000	State of California Public Improvements GO, 5.00%, 09/01/26	9,140,687
5,000,000	State of California Public Improvements GO, 5.00%, 09/01/31	5,955,544
3,000,000	State of California Public Improvements GO, 5.00%, 03/01/26	3,121,883
5,715,000	State of California Public Improvements GO, 5.00%, 10/01/27	6,108,589
8,000,000	State of California Refunding GO, 5.00%, 10/01/25	8,220,174
Principal Amount		Value
California (continued)
$10,000,000	State of California School Improvements GO, 1.75%, 11/01/30	$8,399,326
7,230,000	State of California School Improvements GO, 5.00%, 11/01/28	8,008,638
5,000,000	State of California Water Utility Improvements GO, 5.22%, 03/01/24	5,006,242
5,000,000	State of California Water Utility Improvements GO, 5.00%, 04/01/28	5,576,298
7,265,000	State of California Water Utility Improvements GO, 5.00%, 04/01/29	8,287,327
10,000,000	University of California University & College Improvements Revenue Bonds, Series BK, 5.00%, 05/15/32	12,247,982
		242,483,087
Colorado — 1.2%
2,375,000	Adams & Arapahoe Joint School District 28J Aurora Current Refunding GO, (State Aid Withholding), 5.00%, 12/01/23	2,399,627
3,225,000	Adams & Arapahoe Joint School District 28J Aurora Current Refunding GO, (State Aid Withholding), 5.00%, 12/01/24	3,326,014
3,000,000	Adams & Weld Counties School District No 27J Brighton Improvements GO, (State Aid Withholding), 5.00%, 12/01/23	3,032,840
5,730,000	City & County of Denver Co. Airport System Revenue Airport & Marina Improvements Refunding Revenue Bonds, Series A, 5.00%, 12/01/29	6,218,220
5,850,000	City & County of Denver Co. Airport System Revenue Airport & Marina Improvements Refunding Revenue Bonds, Series A, 5.00%, 12/01/28	6,368,233
6,175,000	City & County of Denver Co. Airport System Revenue Refunding Revenue Bonds, Series A, 5.00%, 11/15/36	6,823,177

71

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Principal Amount		Value
Colorado (continued)
$2,225,000	City & County of Denver Co. Airport System Revenue Refunding Revenue Bonds, Series C, 5.00%, 11/15/27	$2,457,839
10,000,000	City & County of Denver Co. Airport System Revenue, Series A, 5.00%, 12/01/32	10,786,740
2,060,000	Colorado Higher Education Refunding COP, Series A, 5.00%, 11/01/24	2,121,394
2,000,000	Denver City & County School District No 1 Refunding GO, (State Aid Withholding), 5.00%, 12/01/24	2,065,780
4,275,000	Regional Transportation District Sales Tax Revenue Advance Refunding Revenue Bonds, Series A, 1.18%, 11/01/27	3,752,334
		49,352,198
Connecticut — 1.5%
1,170,000	City of Hartford Current Refunding Revenue Bonds, 5.00%, 04/01/24	1,188,210
2,000,000	City of Hartford Current Refunding Revenue Bonds, 5.00%, 04/01/32	2,358,566
5,000,000	Connecticut State Health & Educational Facilities Authority University & College Improvements Revenue Bonds, Series C-1, 5.00%, 07/01/40(b)	5,583,143
11,200,000	Connecticut State Health & Educational Facilities Authority University & College Improvements Revenue Bonds, Series S, 5.00%, 07/01/27	12,336,555
1,000,000	Metropolitan District Refunding Notes GO, 5.00%, 03/01/25	1,017,234
5,860,000	Metropolitan District Refunding Notes GO, Series C, (AGM), 5.00%, 11/01/25	6,180,843
2,350,000	State of Connecticut Clean Water Fund - State Revolving Fund Refunding Revenue Bonds, Series A, 5.00%, 03/01/29	2,442,811
Principal Amount		Value
Connecticut (continued)
$2,000,000	State of Connecticut Current Refunding GO, Series D, 5.00%, 09/15/24	$2,054,074
1,445,000	State of Connecticut Current Refunding GO, Series D, 5.00%, 09/15/25	1,518,161
1,000,000	State of Connecticut Current Refunding GO, Series D, 5.00%, 09/15/27	1,098,242
1,000,000	State of Connecticut Current Refunding GO, Series D, 5.00%, 09/15/28	1,123,066
6,000,000	State of Connecticut Public Improvements GO, Series A, 3.85%, 09/15/27	5,931,695
6,775,000	State of Connecticut Special Tax Revenue Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/30	7,882,410
1,900,000	State of Connecticut Transportation Infrastructure Refunding Revenue Bonds, 5.00%, 09/01/24	1,948,611
5,000,000	State of Connecticut Transportation Infrastructure Revenue Bonds, Series A, 5.00%, 09/01/27	5,140,568
		57,804,189
Delaware — 2.4%
10,000,000	Delaware State Health Facilities Authority Current Refunding Revenue Bonds, 5.00%, 10/01/45	10,526,958
9,430,000	Delaware Transportation Authority Current Refunding Revenue Bonds, 5.00%, 07/01/28	10,610,782
5,000,000	Delaware Transportation Authority Current Refunding Revenue Bonds, 5.00%, 07/01/32	5,814,885
6,740,000	Delaware Transportation Authority Public Improvements Revenue Bonds, 5.00%, 07/01/26	7,236,077
6,780,000	Delaware Transportation Authority Public Improvements Revenue Bonds, 5.00%, 07/01/27	7,456,723
72

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Principal Amount		Value
Delaware (continued)
$2,240,000	Delaware Transportation Authority Public Improvements Revenue Bonds, 5.00%, 07/01/35	$2,651,436
5,825,000	Delaware Transportation Authority Public Improvements Revenue Bonds, 5.00%, 07/01/26	6,253,732
10,000,000	State of Delaware Current Refunding GO, 5.00%, 02/01/28	11,175,815
7,705,000	State of Delaware Current Refunding GO, Series A, 5.00%, 10/01/27	8,541,667
10,800,000	State of Delaware Public Facilities GO, 5.00%, 02/01/25	11,208,443
9,650,000	State of Delaware Public Facilities GO, 5.00%, 02/01/26	10,254,484
2,885,000	State of Delaware Public Improvements GO, 5.00%, 03/01/24	2,931,227
		94,662,229
District of Columbia — 2.5%
4,000,000	District of Columbia Current Refunding GO, Series B, 5.00%, 06/01/24	4,085,380
1,490,000	District of Columbia Public Improvements GO, Series A, 5.00%, 01/01/38	1,741,966
4,145,000	District of Columbia Public Improvements Revenue Bonds, Series A, 5.00%, 03/01/25	4,304,934
8,800,000	District of Columbia Public Improvements Revenue Bonds, Series A, 5.00%, 03/01/26	9,363,024
3,500,000	District of Columbia Public Improvements Revenue Bonds, Series B, 5.00%, 10/01/27	3,866,145
11,735,000	District of Columbia Refunding Revenue Bonds, Series C, 5.00%, 10/01/23	11,817,578
5,000,000	District of Columbia Transit Improvements Revenue Bonds, Series A, 5.00%, 07/01/34	5,991,369
Principal Amount		Value
District of Columbia (continued)
$2,750,000	District of Columbia Transit Improvements Revenue Bonds, Series A, 5.00%, 07/01/35	$3,257,561
4,500,000	District of Columbia Transit Improvements Revenue Bonds, Series A, 5.00%, 07/01/36	5,260,476
10,000,000	District of Columbia Transit Improvements Revenue Bonds, Series A, 5.00%, 07/01/47	11,113,683
7,185,000	District of Columbia Transit Improvements Revenue Bonds, Series B, 3.81%, 07/01/30	6,939,932
6,000,000	District of Columbia Transit Improvements Revenue Bonds, Series B, 3.86%, 07/01/31	5,785,511
10,000,000	District of Columbia Water & Sewer Authority Revenue Bonds, Series A, 5.00%, 10/01/52	10,466,742
5,000,000	Metropolitan Washington Airports Authority Aviation Revenue Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 10/01/26	5,282,098
9,000,000	Metropolitan Washington Airports Authority Aviation Revenue Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 10/01/27	9,687,601
		98,964,000
Florida — 2.1%
305,000	Orange County Health Facilities Authority Pre-refunded Current Refunding Revenue Bonds, Series C, 5.00%, 11/15/52(a)(b)	327,978
4,695,000	Orange County Health Facilities Authority Current Refunding Revenue Bonds, Series C, 5.00%, 11/15/52(b)	5,002,236
3,475,000	State of Florida Current Refunding GO, Series A, 5.00%, 06/01/24	3,545,820

73

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Principal Amount		Value
Florida (continued)
$5,000,000	State of Florida Current Refunding GO, Series A, 5.00%, 07/01/24	$5,114,460
5,000,000	State of Florida Current Refunding GO, Series A, 5.00%, 06/01/27	5,474,022
10,000,000	State of Florida Current Refunding GO, Series A, 5.00%, 07/01/29	11,471,517
5,650,000	State of Florida Department of Transportation Turnpike System Revenue Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/34	6,888,765
6,545,000	State of Florida Department of Transportation Turnpike System Revenue Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/37	7,663,266
2,545,000	State of Florida Department of Transportation Turnpike System Revenue Highway Improvements Revenue Bonds, Series B, 5.00%, 07/01/25	2,662,940
2,670,000	State of Florida Department of Transportation Turnpike System Revenue Highway Improvements Revenue Bonds, Series B, 5.00%, 07/01/26	2,860,631
2,805,000	State of Florida Department of Transportation Turnpike System Revenue Highway Improvements Revenue Bonds, Series B, 5.00%, 07/01/27	3,079,140
2,945,000	State of Florida Department of Transportation Turnpike System Revenue Highway Improvements Revenue Bonds, Series B, 5.00%, 07/01/28	3,309,192
3,885,000	State of Florida Lottery Revenue Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/23	3,896,096
4,080,000	State of Florida Lottery Revenue Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/24	4,171,514
4,720,000	State of Florida Lottery Revenue Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/27	5,169,552
Principal Amount		Value
Florida (continued)
$4,960,000	State of Florida Lottery Revenue Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/28	$5,547,823
5,205,000	State of Florida Lottery Revenue Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/29	5,961,300
		82,146,252
Georgia — 3.2%
1,950,000	Brookhaven Development Authority Revenue Bonds, Series A, 5.00%, 07/01/23	1,954,889
15,000,000	Brookhaven Development Authority Revenue Bonds, Series A, 4.00%, 07/01/49	14,331,384
9,280,000	City of Atlanta GA Airport Passenger Facility Charge Airport & Marina Improvements Revenue Bonds, Sub-Series D, 5.00%, 07/01/34	10,464,716
12,890,000	City of Atlanta GA Airport Passenger Facility Charge Airport & Marina Improvements Revenue Bonds, Sub-Series D, 5.00%, 07/01/35	14,403,303
5,000,000	City of Atlanta GA Department of Aviation Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/25	5,231,709
4,225,000	City of Atlanta GA Department of Aviation Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/26	4,518,687
10,000,000	City of Atlanta GA Department of Aviation Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/27	10,952,440
5,000,000	City of Atlanta GA Department of Aviation Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/28	5,602,851
5,500,000	City of Atlanta GA Department of Aviation Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/27	5,893,406
8,000,000	City of Columbus Public Facilities GO, 5.00%, 01/01/24	8,100,603

74

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Principal Amount		Value
Georgia (continued)
$10,065,000	City of Columbus Public Facilities GO, 5.00%, 01/01/25	$10,415,444
5,060,000	City of Columbus Public Facilities GO, 5.00%, 01/01/26	5,355,320
1,100,000	Georgia Ports Authority Airport & Marina Improvements Revenue Bonds, 5.00%, 07/01/23	1,103,032
1,500,000	Georgia Ports Authority Airport & Marina Improvements Revenue Bonds, 5.00%, 07/01/27	1,641,624
1,425,000	Georgia Ports Authority Airport & Marina Improvements Revenue Bonds, 5.00%, 07/01/29	1,630,302
2,250,000	Georgia Ports Authority Airport & Marina Improvements Revenue Bonds, 5.00%, 07/01/30	2,622,590
3,265,000	State of Georgia Advance Refunding GO, Series C-1, 5.00%, 01/01/24	3,306,275
1,950,000	State of Georgia Public Improvements GO, Series A-2, 5.00%, 02/01/25	1,981,488
5,610,000	State of Georgia School Improvements GO, Series A, Group 2, 5.00%, 08/01/31	6,603,946
2,230,000	State of Georgia School Improvements GO, Series A-1, 5.00%, 02/01/25	2,313,174
10,000,000	State of Georgia University and College Improvements GO, Series A-1, 5.00%, 02/01/24	10,142,773
		128,569,956
Hawaii — 3.6%
7,775,000	City & County of Honolulu GO, Series E, 5.00%, 03/01/30	9,018,025
10,000,000	City & County of Honolulu HI Refunding GO, Series A, 5.00%, 09/01/25	10,508,339
4,940,000	City & County of Honolulu HI Transit Improvements GO, Series E, 5.00%, 09/01/29(b)	4,945,926
Principal Amount		Value
Hawaii (continued)
$10,000,000	City & County of Honolulu Transit Improvements GO, Series E, 5.00%, 03/01/29	$11,373,998
6,015,000	State of Hawaii Airports System Revenue Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 07/01/34	6,594,584
10,350,000	State of Hawaii Airports System Revenue Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 07/01/31	11,417,093
6,235,000	State of Hawaii Airports System Revenue Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 07/01/32	6,872,413
2,500,000	State of Hawaii Airports System Revenue Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 07/01/35	2,659,673
2,000,000	State of Hawaii Airports System Revenue Current Refunding Revenue Bonds, Series E, 1.71%, 07/01/26	1,851,083
2,250,000	State of Hawaii Airports System Revenue Current Refunding Revenue Bonds, Series E, 1.81%, 07/01/27	2,043,669
10,000,000	State of Hawaii Airports System Revenue Refunding Revenue Bonds, Series D, 5.00%, 07/01/33	11,450,384
4,165,000	State of Hawaii Harbor System Revenue Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 07/01/27	4,439,454
7,330,000	State of Hawaii Harbor System Revenue Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 07/01/28	7,947,234
3,915,000	State of Hawaii Harbor System Revenue Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 07/01/29	4,314,136

75

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Principal Amount		Value
Hawaii (continued)
$3,750,000	State of Hawaii Harbor System Revenue Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 07/01/30	$4,188,141
10,420,000	State of Hawaii Harbor System Revenue Airport & Marina Improvements Revenue Bonds, Series A, 4.00%, 07/01/31	10,799,408
3,000,000	State of Hawaii Public Facilities GO, Series GK, 4.93%, 10/01/28	3,101,900
9,000,000	State of Hawaii Public Facilities GO, Series GK, 5.06%, 10/01/29	9,407,716
5,000,000	State of Hawaii Public Facilities GO, Series GK, 5.13%, 10/01/30	5,272,697
4,360,000	State of Hawaii Public Facilities GO, Series GK, 5.15%, 10/01/31	4,620,571
2,000,000	State of Hawaii Public Facilities GO, Series GK, 5.20%, 10/01/32	2,131,398
5,420,000	State of Hawaii Public Improvements GO, Series EH, 5.00%, 08/01/33(a)	5,442,174
2,515,000	State of Hawaii Public Improvements GO, Series FK, 5.00%, 05/01/29	2,741,195
		143,141,211
Idaho — 0.2%
1,500,000	Idaho Housing & Finance Association Highway Improvements Revenue Bonds, Series A, 5.00%, 08/15/31	1,780,394
1,650,000	Idaho Housing & Finance Association Highway Improvements Revenue Bonds, Series A, 5.00%, 08/15/32	1,984,929
1,175,000	Idaho Housing & Finance Association Highway Improvements Revenue Bonds, Series A, 5.00%, 08/15/36	1,386,982
1,250,000	Idaho Housing & Finance Association Highway Improvements Revenue Bonds, Series A, 5.00%, 08/15/38	1,444,242
		6,596,547
Principal Amount		Value
Illinois — 0.1%
$3,000,000	Illinois State Toll Highway Authority Highway Improvements Revenue Bonds, Series A, 5.00%, 01/01/41	$3,345,935
2,650,000	University of Illinois Current Refunding Revenue Bonds, Series A, 5.00%, 04/01/24	2,693,956
		6,039,891
Indiana — 0.1%
1,250,000	Purdue University Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/29	1,431,628
2,125,000	Purdue University Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/30	2,478,409
		3,910,037
Iowa — 0.4%
1,130,000	Iowa Finance Authority Green Purpose Revenue Bonds, Series A, 5.00%, 08/01/24	1,158,034
2,250,000	Iowa Finance Authority Green Purpose Revenue Bonds, Series A, 5.00%, 08/01/25	2,361,284
2,075,000	Iowa Finance Authority Green Purpose Revenue Bonds, Series A, 5.00%, 08/01/26	2,230,950
1,375,000	Iowa Finance Authority Green Purpose Revenue Bonds, Series A, 5.00%, 08/01/28	1,550,140
3,185,000	Iowa Finance Authority Green Purpose Revenue Bonds, Series A, 5.00%, 08/01/31	3,791,049
3,000,000	State of Iowa Advance Refunding Revenue Bonds, Series A, 5.00%, 06/01/28	3,194,089
		14,285,546
Maryland — 7.2%
5,735,000	County of Anne Arundel School Improvements GO, 5.00%, 04/01/27	5,983,026
8,765,000	County of Baltimore Public Improvements COP, 5.00%, 03/01/25	9,098,417
9,205,000	County of Baltimore Public Improvements COP, 5.00%, 03/01/26	9,765,475

76

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Principal Amount		Value
Maryland (continued)
$9,665,000	County of Baltimore Public Improvements COP, 5.00%, 03/01/27	$10,499,087
6,600,000	County of Baltimore Public Improvements COP, 5.00%, 03/01/28	7,320,991
8,130,000	County of Baltimore Refunding GO, 5.00%, 03/01/27	8,865,728
4,540,000	County of Baltimore Refunding GO, 5.00%, 03/01/30	5,287,561
4,665,000	County of Baltimore Refunding GO, 5.00%, 03/01/31	5,535,129
4,500,000	County of Montgomery Advance Refunding GO, Series B, 5.00%, 06/01/23	4,506,211
2,000,000	County of Montgomery Public Improvements GO, Series A, 5.00%, 12/01/27	2,073,524
3,500,000	County of Montgomery Refunding GO, Series A, 5.00%, 11/01/23	3,531,773
3,185,000	County of Prince George’s Public School Improvement GO, Series A, 5.00%, 09/15/25	3,353,754
3,110,000	County of Prince George’s Public School Improvements GO, Series A, 5.00%, 07/01/24	3,181,194
10,000,000	County of Prince George’s School Improvements GO, Series A, 5.00%, 07/01/30	11,720,442
15,000,000	County of Prince George’s School Improvements GO, Series A, 5.00%, 07/01/31	17,915,209
8,000,000	State of Maryland Advance Refunding GO, Series B, 5.00%, 08/01/25	8,399,253
10,000,000	State of Maryland Department of Transportation Transit Improvements Revenue Bonds, 5.00%, 11/01/26	10,339,843
10,000,000	State of Maryland Public Facilities GO, Series A, 5.00%, 03/01/30	11,646,611
8,035,000	State of Maryland Public Improvements GO, Series A, 5.00%, 08/01/24(a)	8,069,876
5,000,000	State of Maryland Refunding GO, Series 2-C, 5.00%, 08/01/23	5,025,696
Principal Amount		Value
Maryland (continued)
$5,000,000	State of Maryland School Improvements GO, 1st Series, 5.00%, 06/01/23	$5,008,216
11,000,000	State of Maryland School Improvements GO, Series A, 5.00%, 06/01/27	12,056,273
20,000,000	State of Maryland School Improvements GO, Series A, 5.00%, 06/01/28	22,441,048
14,675,000	State of Maryland School Improvements GO, Series A, 5.00%, 06/01/29	16,843,095
15,000,000	State of Maryland School Improvements GO, Series A, 5.00%, 06/01/30	17,553,441
4,855,000	State of Maryland School Improvements GO, Series A, 5.00%, 03/15/31	5,644,832
15,000,000	State of Maryland School Improvements GO, Series A, 5.00%, 06/01/31	17,841,007
8,400,000	State of Maryland School Improvements GO, Series A, 5.00%, 06/01/32	10,150,215
15,000,000	State of Maryland School Improvements GO, Series A, 5.00%, 06/01/36	17,659,751
1,675,000	University System of Maryland Current Refunding Revenue Bonds, Series A, 5.00%, 04/01/24	1,704,303
5,000,000	Washington Suburban Sanitary Commission Water & Sewer System Improvements GO, 2nd Series, (County GTY), 5.00%, 06/01/25	5,229,064
		284,250,045
Massachusetts — 5.4%
12,285,000	City of Boston Public Improvements GO, Series A, 5.00%, 11/01/35	14,949,997
3,900,000	City of Boston Public Improvements GO, Series A, 5.00%, 03/01/38	4,322,298
3,670,000	City of Cambridge School Improvements GO, 5.00%, 02/15/25	3,816,605
13,025,000	Commonwealth of Massachusetts Advance Refunding GO, Series B, 5.00%, 07/01/31	14,001,999

77

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Principal Amount		Value
Massachusetts (continued)
$9,330,000	Commonwealth of Massachusetts Advance Refunding GO, Series C, 5.00%, 10/01/26	$10,063,099
10,000,000	Commonwealth of Massachusetts Current Refunding GO, Series A, 5.00%, 10/01/29	11,540,124
10,000,000	Commonwealth of Massachusetts Current Refunding GO, Series A, 5.00%, 10/01/30	11,760,279
10,000,000	Commonwealth of Massachusetts Current Refunding GO, Series A, 5.00%, 10/01/31	11,952,792
15,000,000	Commonwealth of Massachusetts Current Refunding GO, Series A, 5.00%, 09/01/27	16,543,118
10,000,000	Commonwealth of Massachusetts Public Improvements GO, Series C, 5.00%, 10/01/32	12,117,956
2,000,000	Commonwealth of Massachusetts Public Improvements GO, Series C, 5.00%, 07/01/32	2,103,297
11,000,000	Commonwealth of Massachusetts Transit Improvements GO, Series A, 5.00%, 02/01/32	13,191,774
7,700,000	Commonwealth of Massachusetts Transit Improvements GO, Series A, 5.00%, 02/01/30	8,943,055
5,000,000	Commonwealth of Massachusetts Transportation Fund Advance Refunding Revenue Bonds, Series A, 5.00%, 06/01/27	5,369,994
1,000,000	Massachusetts Bay Transportation Authority Sales Tax Revenue Advance Refunding Revenue Bonds, Senior Series B, 5.00%, 07/01/33	1,048,969
9,000,000	Massachusetts Bay Transportation Authority Sales Tax Revenue Transit Improvements Revenue Bonds, Subseries A-1, 5.00%, 07/01/43	10,311,916
7,280,000	Massachusetts Clean Water Trust Advance Green Revenue Bonds, Series 2020, 5.00%, 02/01/36	7,534,635
Principal Amount		Value
Massachusetts (continued)
$1,750,000	Massachusetts Clean Water Trust Green Revenue Bonds, 5.00%, 02/01/29	$2,002,878
2,000,000	Massachusetts Clean Water Trust Green Revenue Bonds, 5.00%, 02/01/30	2,336,441
1,970,000	Massachusetts Clean Water Trust Green Revenue Bonds, 5.00%, 02/01/31	2,343,110
3,500,000	Massachusetts Clean Water Trust Green Revenue Bonds, 5.00%, 02/01/33	4,306,735
1,000,000	Massachusetts Clean Water Trust Green Revenue Bonds, 5.00%, 02/01/41	1,141,431
5,035,000	Massachusetts Clean Water Trust Water Utility Improvement Revenue Bonds, Series 23B, 5.00%, 02/01/32	5,965,268
1,000,000	Massachusetts Clean Water Trust Water Utility Improvements Revenue Bonds, 5.00%, 02/01/40	1,146,203
2,000,000	Massachusetts Clean Water Trust Water Utility Improvements Revenue Bonds, 5.00%, 02/01/41	2,282,863
4,900,000	Massachusetts Clean Water Trust Water Utility Improvements Revenue Bonds, 5.00%, 02/01/42	5,567,393
4,000,000	Massachusetts Clean Water Trust Water Utility Improvements Revenue Bonds, 5.00%, 02/01/43	4,538,933
10,000,000	Massachusetts Development Finance Agency Advance Refunding Revenue Bonds, Series A, 5.00%, 10/15/27	11,083,076
5,000,000	Massachusetts Development Finance Agency Advance Refunding Revenue Bonds, Series A, 5.00%, 07/15/33	5,387,553
5,000,000	Massachusetts Port Authority Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 07/01/33	5,690,720
		213,364,511

78

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Principal Amount		Value
Michigan — 0.2%
$1,000,000	Michigan State University Refunding Revenue Bonds, Series A, 5.00%, 08/15/31	$1,045,894
5,000,000	University of Michigan Current Refunding Revenue Bonds, Series D, 5.00%, 04/01/30	5,836,161
3,000,000	University of Michigan University & College Improvements Revenue Bonds, Series A, 5.00%, 04/01/26	3,198,494
		10,080,549
Minnesota — 1.5%
1,815,000	Minnesota Public Facilities Authority Advance Refunding Revenue Bonds, Series B, 5.00%, 03/01/27	1,925,003
2,805,000	Robbinsdale Independent School District No 281 Current Refunding GO, Series A, (School District Credit Program), 5.00%, 02/01/24	2,842,547
2,200,000	Sartell-St Stephen Independent School District No 748 GO, Series A, (School District Credit Program), 5.00%, 02/01/25	2,280,909
7,500,000	State of Minnesota Highway Improvements GO, Series B, 5.00%, 08/01/25	7,857,559
2,910,000	State of Minnesota Public Improvements COP, 5.00%, 06/01/26	2,965,878
10,000,000	State of Minnesota School Improvements GO, Series A, 5.00%, 09/01/25	10,496,772
3,640,000	State of Minnesota School Improvements GO, Series A, 5.00%, 08/01/29	4,191,496
7,570,000	State of Minnesota School Improvements GO, Series A, 5.00%, 08/01/29	8,716,931
10,000,000	State of Minnesota School Improvements GO, Series A, 5.00%, 09/01/29	11,534,019
7,360,000	State of Minnesota School Improvements GO, Series A, Group 2, 5.00%, 08/01/38	8,590,293
		61,401,407
Principal Amount		Value
Mississippi — 0.3%
$10,000,000	State of Mississippi Public Improvements GO, Series B, 5.00%, 12/01/31(a)	$10,106,578
Missouri — 0.9%
20,000,000	Health & Educational Facilities Authority of the State of Missouri Current Refunding Revenue Bonds, Series A, 5.00%, 06/01/39(b)	21,820,974
10,245,000	Health & Educational Facilities Authority of the State of Missouri Health Care Facilities Revenue Bonds, Series A, 5.00%, 05/01/33	12,182,952
		34,003,926
Nebraska — 0.3%
2,345,000	Metropolitan Utilities District of Omaha Water System Revenue Water Utility Improvements Revenue Bonds, 5.00%, 12/01/27	2,598,347
2,715,000	Metropolitan Utilities District of Omaha Water System Revenue Water Utility Improvements Revenue Bonds, 5.00%, 12/01/30	3,200,595
2,850,000	Metropolitan Utilities District of Omaha Water System Revenue Water Utility Improvements Revenue Bonds, 5.00%, 12/01/31	3,418,434
2,995,000	Metropolitan Utilities District of Omaha Water System Revenue Water Utility Improvements Revenue Bonds, 5.00%, 12/01/32	3,649,860
		12,867,236
New Jersey — 4.4%
13,500,000	New Jersey Economic Development Authority Current Refunding Revenue Bonds, Series RRR, 5.00%, 03/01/24	13,658,523
1,650,000	New Jersey Economic Development Authority Revenue Bonds, Series A, 5.00%, 11/01/24	1,688,694

79

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Principal Amount		Value
New Jersey (continued)
$1,100,000	New Jersey Economic Development Authority Revenue Bonds, Series A, 5.00%, 11/01/26	$1,167,290
1,600,000	New Jersey Economic Development Authority Revenue Bonds, Series A, 5.00%, 11/01/28	1,761,408
6,535,000	New Jersey Educational Facilities Authority Current Refunding Revenue Bonds, Series C, 5.00%, 03/01/25	6,793,093
10,000,000	New Jersey Educational Facilities Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 03/01/27	10,916,431
10,000,000	New Jersey Educational Facilities Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 03/01/32	12,114,750
1,000,000	New Jersey Health Care Facilities Financing Authority RWJ Barnabas Health System Obligated Group Refunding Revenue Bonds, Series A, 5.00%, 07/01/23	1,002,723
4,455,000	New Jersey Infrastructure Bank Green Purpose Revenue Bonds, 5.00%, 09/01/26	4,802,616
10,000,000	New Jersey Infrastructure Bank Green Purpose Revenue Bonds, Series A-2, 5.00%, 09/01/47	11,147,597
10,300,000	New Jersey Transportation Trust Fund Authority Current Refunding Revenue Bonds, Series A, 5.00%, 06/15/23	10,316,442
3,210,000	New Jersey Transportation Trust Fund Authority Highway Improvements Revenue Bonds, Series BB, 5.00%, 06/15/31	3,645,468
7,250,000	New Jersey Transportation Trust Fund Authority Highway Improvements Revenue Bonds, Series BB, 5.00%, 06/15/32	8,261,316
Principal Amount		Value
New Jersey (continued)
$5,000,000	New Jersey Transportation Trust Fund Authority Highway Improvements Revenue Bonds, Series BB, 5.00%, 06/15/33	$5,684,231
9,000,000	New Jersey Turnpike Authority Advance Refunding Revenue Bonds, Series B, 1.28%, 01/01/27	8,051,523
1,000,000	New Jersey Turnpike Authority Advance Refunding Revenue Bonds, Series B, 5.00%, 01/01/27	1,079,762
5,500,000	New Jersey Turnpike Authority Advance Refunding Revenue Bonds, Series B, 1.81%, 01/01/30	4,658,540
3,755,000	New Jersey Turnpike Authority Current Refunding Revenue Bonds, Series C, 5.00%, 01/01/29	4,229,643
3,400,000	New Jersey Turnpike Authority Current Refunding Revenue Bonds, Series C, 5.00%, 01/01/30	3,904,210
2,775,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds, Series A, 5.00%, 01/01/27	2,996,338
2,500,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds, Series A, 5.00%, 01/01/29	2,700,507
2,145,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds, Series A, 5.00%, 01/01/29	2,193,975
4,000,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds, Series A, 5.00%, 01/01/34	4,294,008
3,750,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds, Series B, 5.00%, 01/01/42	4,197,323
12,000,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds, Series B, 5.00%, 01/01/46	13,301,526

80

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Principal Amount		Value
New Jersey (continued)
$3,250,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds, Series E, 5.00%, 01/01/32	$3,364,067
3,000,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds, Series E, 5.00%, 01/01/33	3,104,495
2,000,000	Rutgers The State University of New Jersey Advance Refunding Revenue Bonds, Series S, 1.66%, 05/01/28	1,752,350
20,000,000	State of New Jersey COVID-19 GO, Series A, 5.00%, 06/01/24	20,401,172
		173,190,021
New York — 15.0%
10,000,000	City of New York Current Refunding GO, Series B-1, 5.00%, 08/01/23	10,044,652
10,000,000	City of New York Current Refunding GO, Series B-1, 5.00%, 08/01/24	10,248,085
5,000,000	City of New York Current Refunding GO, Series B-1, 5.00%, 08/01/25	5,230,578
5,000,000	City of New York Current Refunding GO, Series B-1, 5.00%, 08/01/26	5,353,193
5,000,000	City of New York Current Refunding GO, Series B-1, 5.00%, 08/01/28	5,608,034
5,000,000	City of New York Current Refunding GO, Series D, 5.00%, 08/01/25	5,230,577
10,000,000	City of New York Current Refunding GO, Series E, 5.00%, 08/01/23	10,044,652
9,400,000	City of New York Current Refunding GO, Series E, 5.00%, 08/01/24	9,633,200
20,000,000	City of New York Public Improvements GO, Sub-Series D-3, 5.00%, 08/01/38(c)	20,051,448
19,825,000	City of New York Public Improvements GO, Sub-Series E-2, 4.57%, 04/01/28	19,978,864
Principal Amount		Value
New York (continued)
$5,000,000	City of New York Refunding GO, Series I, 5.00%, 08/01/25	$5,017,465
9,450,000	City of New York Refunding GO, Series J, Sub-Series J11, 5.00%, 08/01/25(c)	9,885,791
2,055,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series A, 5.25%, 11/15/31	2,214,904
3,545,000	New York City Municipal Water Finance Authority Current Refunding Revenue Bonds, Series AA, 5.00%, 06/15/24	3,622,237
6,200,000	New York City Municipal Water Finance Authority Improvements Revenue Bonds, Series BB-2, 5.00%, 06/15/25	6,264,169
1,000,000	New York City Municipal Water Finance Authority Refunding Revenue Bonds, Series DD-2, 5.00%, 06/15/25	1,010,350
2,045,000	New York City Transitional Finance Authority Building Aid Pre-refunded Revenue Bonds, Series S, (State Aid Withholding), 5.00%, 07/15/24(a)	2,089,931
10,000,000	New York City Transitional Finance Authority Building Aid Revenue Current Refunding Revenue Bonds, Series S-1A, (State Aid Withholding), 5.00%, 07/15/30	11,743,388
5,000,000	New York City Transitional Finance Authority Building Aid Revenue Current Refunding Revenue Bonds, Series S-1A, (State Aid Withholding), 5.00%, 07/15/31	5,971,607
10,000,000	New York City Transitional Finance Authority Building Aid Revenue Current Refunding Revenue Bonds, Series S-1A, (State Aid Withholding), 5.00%, 07/15/32	12,133,995
1,350,000	New York City Transitional Finance Authority Future Tax Secured Advanced Refunding Revenue Bonds, Series C, 5.00%, 11/01/23	1,362,255

81

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Principal Amount		Value

New York (continued)
$3,585,000	New York City Transitional Finance Authority Future Tax Secured Current Refunding Revenue Bonds, 5.00%, 11/01/26	$3,858,490
3,000,000	New York City Transitional Finance Authority Future Tax Secured Current Refunding Revenue Bonds, 5.00%, 11/01/27	3,304,278
7,465,000	New York City Transitional Finance Authority Future Tax Secured Current Refunding Revenue Bonds, 5.00%, 11/01/28	8,407,399
5,000,000	New York City Transitional Finance Authority Future Tax Secured Current Refunding Revenue Bonds, 5.00%, 11/01/29	5,740,581
10,000,000	New York City Transitional Finance Authority Future Tax Secured Current Refunding Revenue Bonds, 5.00%, 11/01/30	11,681,293
8,450,000	New York City Transitional Finance Authority Future Tax Secured Revenue Cash Flow Management Revenue Bonds, Series F-1, 5.00%, 02/01/40	9,471,967
10,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Cash Flow Management Revenue Bonds, Series F-2, 4.90%, 02/01/32	10,237,028
9,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvements Revenue Bonds, 5.00%, 02/01/31	9,734,348
4,210,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvements Revenue Bonds, Series D1, 5.00%, 02/01/29	4,265,103
14,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvements Revenue Bonds, Sub-Series D-2, 5.00%, 11/01/28	14,476,437
Principal Amount		Value

New York (continued)
$15,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvements Revenue Bonds, Sub-Series D-2, 5.05%, 11/01/29	$15,544,249
15,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvements Revenue Bonds, Sub-Series D-2, 5.15%, 11/01/30	15,685,298
10,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvements Revenue Bonds, Sub-Series D-2, 5.25%, 11/01/31	10,554,233
14,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvements Revenue Bonds, Sub-Series D-2, 5.35%, 11/01/32	14,902,322
2,000,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E, 5.00%, 03/15/31	2,101,731
5,000,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series B, 5.00%, 02/15/28	5,185,529
4,660,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 02/15/26(a)	4,724,509
12,000,000	New York State Dormitory Authority School Improvement Revenue Bonds, Group 2, Series A, 5.00%, 03/15/29	13,406,012
5,200,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A, 5.00%, 03/15/25(a)	5,287,212
6,290,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A, 5.00%, 03/15/27	6,855,047
10,000,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series C, 5.00%, 03/15/27	10,898,326

82

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Principal Amount		Value

New York (continued)
$5,000,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 03/15/25	$5,196,216
5,000,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 03/15/26	5,307,918
5,000,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 03/15/28	5,560,820
4,000,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 03/15/29	4,546,574
4,500,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 03/15/30	5,214,003
14,000,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series F, 5.29%, 03/15/25	14,177,832
1,750,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A, 5.00%, 03/15/26(a)	1,779,350
5,000,000	New York State Environmental Facilities Corp. Current Refunding Revenue Bonds, 5.00%, 06/15/29	5,108,382
2,500,000	New York State Environmental Facilities Corp. Current Refunding Revenue Bonds, 5.00%, 06/15/29	2,865,414
10,000,000	New York State Thruway Authority Transit Improvements Revenue Bonds, Series A, 5.00%, 03/15/39	11,299,593
40,000	New York State Urban Development Corp. Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/25	41,509
Principal Amount		Value

New York (continued)
$2,000,000	New York State Urban Development Corp. Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/24	$2,032,205
2,105,000	New York State Urban Development Corp. Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/27(a)	2,236,072
5,835,000	New York State Urban Development Corp. Advance Refunding Revenue Bonds, Series B, 5.00%, 03/15/25	6,063,983
11,970,000	New York State Urban Development Corp. Correctional Facilities Improvements Revenue Bonds, 5.00%, 09/15/28	13,443,102
10,000,000	New York State Urban Development Corp. Correctional Facilities Improvements Revenue Bonds, 5.00%, 03/15/30	11,572,991
10,000,000	New York State Urban Development Corp. Correctional Facilities Improvements Revenue Bonds, 5.00%, 03/15/31	11,763,742
10,000,000	New York State Urban Development Corp. Correctional Facilities Improvements Revenue Bonds, 5.00%, 03/15/32	11,945,864
1,000,000	New York State Urban Development Corp. Current Refunding Revenue Bonds, Series A, 5.00%, 03/15/28	1,047,347
9,000,000	New York State Urban Development Corp. Economic Improvements Revenue Bonds, 5.00%, 03/15/28	9,996,398
10,000,000	New York State Urban Development Corp. Economic Improvements Revenue Bonds, 5.00%, 03/15/32	11,683,117
5,715,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 179, 5.00%, 12/01/27	5,773,270
5,880,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 179, 5.00%, 12/01/28	5,939,952

83

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Principal Amount		Value

New York (continued)
$5,255,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 221, 5.00%, 07/15/27	$5,604,959
10,000,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series A, 3.85%, 11/01/41(b)	10,000,000
3,500,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, 5.00%, 05/15/27	3,837,803
7,000,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, 5.00%, 05/15/31	8,353,393
5,040,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/25	5,049,269
5,000,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/27	5,224,364
10,000,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/28	10,708,951
10,000,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/29	11,036,210
6,500,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/30	7,328,219
10,210,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/31	11,764,270
10,000,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/32	11,756,546
		594,320,405
North Carolina — 2.7%
2,500,000	Charlotte-Mecklenburg Hospital Authority Current Refunding Revenue Bonds, Series A, 5.00%, 01/15/30	2,859,492
Principal Amount		Value

North Carolina (continued)
$5,310,000	Charlotte-Mecklenburg Hospital Authority Current Refunding Revenue Bonds, Series A, 5.00%, 01/15/31	$6,176,144
5,000,000	City of Charlotte NC Water & Sewer System Revenue Refunding Revenue Bonds, Series A, 5.00%, 07/01/30	5,863,816
5,000,000	City of Charlotte NC Water & Sewer System Revenue Refunding Revenue Bonds, Series A, 5.00%, 07/01/31	5,971,737
10,000,000	County of Mecklenburg School Improvements GO, 5.00%, 09/01/29	11,572,210
6,555,000	County of Union School Improvements GO, 5.00%, 09/01/24	6,724,590
5,995,000	County of Union School Improvements GO, 5.00%, 09/01/25	6,304,361
5,000,000	County of Wake Current Refunding GO, Series B, 5.00%, 05/01/31	5,962,692
7,720,000	County of Wake School Improvements GO, Series A, 5.00%, 02/01/28	8,616,697
8,580,000	County of Wake School Improvements GO, Series A, 5.00%, 02/01/29	9,804,924
8,600,000	County of Wake School Improvements GO, Series A, 5.00%, 02/01/30	10,029,151
10,000,000	State of North Carolina Advance Refunding Revenue Bonds, Series B, 5.00%, 05/01/23	10,000,000
1,000,000	State of North Carolina Advance Refunding Revenue Bonds, Series B, 5.00%, 05/01/24	1,019,200
2,000,000	State of North Carolina Highway Improvements Revenue Bonds, Series A, 5.00%, 05/01/25	2,083,641
3,250,000	State of North Carolina Highway Improvements Revenue Bonds, Series A, 5.00%, 05/01/27	3,543,590

84

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Principal Amount		Value

North Carolina (continued)
$3,000,000	State of North Carolina Highway Improvements Revenue Bonds, Series A, 5.00%, 05/01/31	$3,544,040
7,600,000	State of North Carolina Highway Improvements Revenue Bonds, Series B, 5.00%, 05/01/28	8,469,844
		108,546,129
Ohio — 2.1%
1,000,000	Central Ohio Solid Waste Authority Advance Refunding GO, 5.00%, 12/01/24	1,031,322
2,225,000	City of Columbus Advance Refunding GO, Series 2017-1, 5.00%, 04/01/24	2,263,723
4,435,000	City of Columbus Transit Improvements GO, Series A, 5.00%, 04/01/32	4,972,433
1,000,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A, 5.00%, 12/01/26	1,031,009
1,515,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A, 5.00%, 12/01/27	1,561,505
3,000,000	Ohio Water Development Authority Revenue Bonds, 5.00%, 06/01/26	3,209,669
10,000,000	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bond, Series 2015-A, 5.00%, 12/01/24	10,297,579
10,285,000	Ohio Water Development Authority Water Utility Improvements Revenue Bonds, 5.00%, 06/01/28	11,437,283
14,000,000	Ohio Water Development Authority Water Utility Improvements Revenue Bonds, Series A, 5.00%, 06/01/29	15,956,133
3,575,000	Ohio Water Development Authority Water Utility Improvements Revenue Bonds, Series B, 5.00%, 06/01/26	3,824,855
10,000,000	State of Ohio Advance Refunding GO, Series A, 5.00%, 12/15/24	10,338,678
Principal Amount		Value

Ohio (continued)
$1,500,000	State of Ohio Highway Improvements Revenue Bonds, Series 2022-1, 5.00%, 12/15/23	$1,517,372
2,250,000	State of Ohio Highway Improvements Revenue Bonds, Series 2022-1, 5.00%, 12/15/24	2,317,180
1,200,000	State of Ohio Highway Improvements Revenue Bonds, Series 2022-1, 5.00%, 12/15/25	1,268,717
1,100,000	State of Ohio Highway Improvements Revenue Bonds, Series 2022-1, 5.00%, 12/15/26	1,191,256
2,000,000	State of Ohio Mental Health Facility Improvements Revenue Bonds, Series A, 5.00%, 06/01/25	2,087,494
5,000,000	State of Ohio School Improvements GO, Series B, 5.00%, 06/15/23	5,010,593
5,445,000	State of Ohio University and College Improvements GO, Series A, 5.00%, 05/01/28	5,673,792
		84,990,593
Oklahoma — 0.4%
5,675,000	Oklahoma City Water Utilities Trust Advance Refunding Revenue Bonds, 3.68%, 07/01/29	5,489,613
5,000,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series D, 5.00%, 01/01/26	5,274,660
2,985,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series D, 5.00%, 01/01/28	3,295,897
		14,060,170
Oregon — 0.8%
5,000,000	Port of Portland Airport & Marina Improvements Revenue Bonds, Series 28, 5.00%, 07/01/32	5,629,129
5,000,000	Port of Portland Airport & Marina Improvements Revenue Bonds, Series 28, 5.00%, 07/01/33	5,619,009
3,290,000	State of Oregon Advance Refunding GO, Series M, 5.00%, 11/01/23	3,319,867

85

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Principal Amount		Value

Oregon (continued)
$2,000,000	State of Oregon Department of Transportation Highway Improvements Revenue Bonds, Series A, 5.00%, 11/15/40	$2,283,247
10,350,000	State of Oregon Facilities Improvements GO, Series A, 5.00%, 05/01/25	10,791,045
3,875,000	State of Oregon Public Facilities GO, Series A, 5.00%, 05/01/36	4,607,730
		32,250,027
Pennsylvania — 1.7%
10,000,000	Commonwealth of Pennsylvania Advance Refunding GO, 5.00%, 07/15/26	10,698,560
8,245,000	General Authority of Southcentral Pennsylvania Pre-refunded Refunding Revenue Bonds, Series A, 5.00%, 06/01/44(a)	8,410,382
7,870,000	Pennsylvania Higher Educational Facilities Authority Advance Refunding Revenue Bonds, Series B, 5.00%, 10/01/23	7,930,258
3,500,000	Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue Refunding Bonds, 5.00%, 06/15/23	3,507,287
7,000,000	Philadelphia Authority for Industrial Development Refunding Revenue Bonds, 5.00%, 07/01/26	7,462,458
5,890,000	Philadelphia Authority for Industrial Development Refunding Revenue Bonds, 5.00%, 07/01/27	6,424,216
6,275,000	Philadelphia Authority for Industrial Development Refunding Revenue Bonds, 5.00%, 07/01/28	6,996,142
8,500,000	Philadelphia Authority for Industrial Development Refunding Revenue Bonds, 5.00%, 07/01/29	9,677,689
Principal Amount		Value

Pennsylvania (continued)
$6,500,000	Philadelphia Authority for Industrial Development Refunding Revenue Bonds, 5.00%, 07/01/30	$7,534,727
		68,641,719
Rhode Island — 0.2%
6,950,000	Rhode Island Commerce Corp. Grant Anticipation Current Refunding Revenue, Series A, 5.00%, 06/15/23	6,962,782
South Carolina — 0.4%
4,010,000	Darlington County School District School Improvement GO, (South Carolina School District Enhancement), 5.00%, 03/01/27	4,362,171
2,950,000	Spartanburg County School District No 5 School Improvements GO, (South Carolina School District Enhancement), 5.00%, 03/01/27	3,209,079
3,150,000	Spartanburg County School District No 5 School Improvements GO, (South Carolina School District Enhancement), 5.00%, 03/01/28	3,507,743
3,310,000	Spartanburg County School District No 5 School Improvements GO, (South Carolina School District Enhancement), 5.00%, 03/01/29	3,770,581
		14,849,574
South Dakota — 0.1%
2,455,000	South Dakota Conservancy District Water Utility Improvements Revenue Bonds, Series B, 5.00%, 08/01/29	2,512,867
Tennessee — 0.1%
1,000,000	County of Montgomery Advance Refunding School Improvements GO, 5.00%, 04/01/26	1,065,875
2,165,000	Tennessee State School Bond Authority Pre-refunded Advance Refunding Revenue Bonds, Series B, (State Aid Intercept Program), 5.00%, 11/01/30(a)	2,277,107
		3,342,982

86

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Principal Amount		Value

Texas — 9.9%
$1,000,000	Alamo Community College District University & College Improvements GO, 5.00%, 02/15/24	$1,015,289
2,000,000	Alamo Community College District University & College Improvements GO, 5.00%, 02/15/26	2,119,059
2,500,000	Alamo Community College District University & College Improvements GO, 5.00%, 02/15/27	2,711,011
3,000,000	Alamo Community College District University & College Improvements GO, 5.00%, 02/15/30	3,468,601
1,315,000	Austin Community College District Refunding GO, 5.00%, 08/01/27	1,395,259
7,000,000	Board of Regents of the University of Texas System Advance Refunding Revenue Bonds, Series C, 5.00%, 08/15/26	7,505,884
8,035,000	Board of Regents of the University of Texas System Current Refunding Revenue Bonds, Series A, 5.00%, 08/15/32	9,170,033
5,000,000	Board of Regents of the University of Texas System Refunding Revenue Bonds, Series A, 5.00%, 08/15/32	6,033,322
1,065,000	Board of Regents of the University of Texas System Refunding Revenue Bonds, Series A, 5.00%, 08/15/29	1,089,546
4,000,000	Board of Regents of the University of Texas System University and College Improvements Revenue, Series D, 5.00%, 08/15/23	4,020,215
1,465,000	City of Austin Public Improvements GO, 5.00%, 09/01/26	1,500,358
2,000,000	City of Austin TX Airport System Revenue Airport & Marina Improvements Revenue Bonds, 5.00%, 11/15/25	2,074,575
5,000,000	City of Austin TX Airport System Revenue Airport & Marina Improvements Revenue Bonds, 5.00%, 11/15/28	5,439,111
Principal Amount		Value

Texas (continued)
$2,185,000	City of Austin TX Water & Wastewater System Revenue Current Refunding Revenue Bonds, 5.00%, 11/15/30	$2,549,165
5,000,000	City of Austin Water & Wastewater System Advance Refunding Revenue Bonds, 5.00%, 11/15/29	5,377,507
4,020,000	City of College Station Improvements Advance Refunding GO, 5.00%, 02/15/25	4,165,604
5,000,000	City of El Paso TX Water & Sewer Revenue Water Utility Improvements Revenue Bonds, 5.00%, 03/01/30	5,734,992
5,145,000	City of Fort Worth Water & Sewer System Improvements Refunding Revenue Bonds, 5.00%, 02/15/25	5,336,821
2,360,000	City of McKinney Waterworks & Sewer System Revenue Sewer Improvements Refunding Revenue Bonds, 5.00%, 03/15/26	2,499,976
10,000,000	Conroe Independent School District Current Refunding GO, Series A, (PSF-GTD), 5.00%, 02/15/28	11,124,289
2,130,000	County of Bexar Advance Refunding GO, 5.00%, 06/15/26	2,216,645
7,500,000	County of Bexar Advance Refunding GO, 5.00%, 06/15/29(a)	8,025,818
1,850,000	County of Williamson Limited Tax Advance Refunding GO, 5.00%, 02/15/24	1,877,706
1,000,000	County of Williamson Public Improvements GO, 5.00%, 02/15/25	1,038,170
5,500,000	Cypress-Fairbanks Independent School District Current Refunding GO, (PSF-GTD), 5.00%, 02/15/35	6,426,181
7,715,000	Denton Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 08/15/26(a)	7,991,239

87

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Principal Amount		Value

Texas (continued)
$2,500,000	Denton Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 08/15/29	$2,641,932
2,780,000	Eagle Mountain & Saginaw Independent School District Current Refunding GO, (PSF-GTD), 5.00%, 08/15/24	2,851,515
1,500,000	El Paso Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/25	1,538,587
3,000,000	Fort Bend Independent School District Refunding GO, Series A, (PSF-GTD), 5.00%, 08/15/23	3,013,866
1,400,000	Fort Bend Independent School District Refunding GO, Series A, (PSF-GTD), 5.00%, 08/15/24	1,434,228
2,000,000	Fort Bend Independent School District Refunding GO, Series A, (PSF-GTD), 5.00%, 08/15/25	2,097,221
1,395,000	Frenship Independent School District Refunding GO, (PSF-GTD), 5.00%, 02/15/26(a)	1,413,332
1,285,000	Goose Creek Consolidated Independent School District Current Refunding GO, Series A, (PSF-GTD), 5.00%, 02/15/25	1,332,453
8,000,000	Grand Parkway Transportation Corp. Highway Improvements Revenue Bonds, Series A, 5.50%, 04/01/53(a)	8,074,572
1,990,000	Harlandale Independent School District Current Refunding GO, Series A, (PSF-GTD), 5.00%, 02/15/24	2,018,248
5,000,000	Harris County Flood Control District Refunding Revenue Bonds, Series A, 5.00%, 10/01/23	5,039,939
20,000,000	Houston Independent School District Current Refunding GO, Series A, (PSF-GTD), 5.00%, 02/15/24	20,291,710
Principal Amount		Value

Texas (continued)
$2,455,000	Irving Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/24	$2,490,807
5,000,000	Lewisville Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/28	5,594,502
10,000,000	Lone Star College System Advance Refunding GO, 5.00%, 02/15/29	10,537,507
3,410,000	Manor Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 08/01/24	3,489,534
2,525,000	Northwest Independent School District Refunding GO, Series B, (PSF-GTD), 5.00%, 02/15/25	2,614,668
1,220,000	Palestine Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/28	1,287,921
19,045,000	Permanent University Fund - Texas A&M University System Refunding Revenue Bonds, 5.50%, 07/01/28	20,581,621
10,000,000	Permanent University Fund - Texas A&M University System University & College Improvements Revenue Bonds, 5.00%, 07/01/34	11,973,708
14,110,000	Permanent University Fund - Texas A&M University System University & College Improvements Revenue Bonds, 5.00%, 07/01/36	16,556,557
7,500,000	Permanent University Fund - University of Texas System Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/40	8,642,084
10,000,000	Permanent University Fund - University of Texas System Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/41	11,459,371
10,000,000	Permanent University Fund - University of Texas System Refunding Revenue Bonds, 5.00%, 07/01/26	10,698,257

88

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Principal Amount		Value

Texas (continued)
$6,000,000	Permanent University Fund - University of Texas System Refunding Revenue Bonds, 5.00%, 07/01/27	$6,576,437
6,500,000	Permanent University Fund - University of Texas System Refunding Revenue Bonds, 5.00%, 07/01/30	7,599,624
4,425,000	Permanent University Fund - University of Texas System Refunding Revenue Bonds, 5.00%, 07/01/31	5,263,288
3,500,000	Permanent University Fund - University of Texas System Refunding Revenue Bonds, 5.00%, 07/01/32	4,231,512
1,020,000	Roma Independent School District Current Refunding GO, (PSF-GTD), 5.00%, 08/15/23	1,024,714
1,000,000	Roma Independent School District Current Refunding GO, (PSF-GTD), 5.00%, 08/15/25	1,047,025
870,000	Socorro Independent School District Current Refunding GO, Series B, (PSF-GTD), 5.00%, 08/15/25	900,998
130,000	Socorro Independent School District Pre-refunded Current Refunding GO, Series B, (PSF-GTD), 5.00%, 08/15/25(a)	134,413
7,180,000	Spring Independent School District Advance Refunding GO, Series A, 5.00%, 08/15/28	7,695,984
5,000,000	State of Texas Current Refunding GO, Series B, 5.00%, 08/01/25	5,235,030
2,300,000	State of Texas Highway Improvements GO, 5.00%, 04/01/27	2,419,772
3,720,000	State of Texas Highway Improvements GO, 5.00%, 04/01/44(a)	3,780,693
5,000,000	State of Texas Public Finance Authority Advance Refunding GO, 5.00%, 10/01/26	5,362,388
5,000,000	State of Texas Public Finance Authority Advance Refunding GO, 2.18%, 10/01/27	4,588,239
Principal Amount		Value

Texas (continued)
$3,200,000	State of Texas Transportation Commission Advance Refunding GO, Series A, 5.00%, 10/01/25	$3,363,162
5,000,000	State of Texas Transportation Commission Advance Refunding GO, Series A, 5.00%, 10/01/28	5,251,354
6,500,000	State of Texas Transportation Commission Highway Improvement GO, 5.00%, 04/01/25	6,757,706
1,000,000	State of Texas, Water Financial Assistance Refunding GO, Subseries B-2, 5.00%, 08/01/28	1,021,842
3,000,000	Texas A&M University & College Improvements Revenue Bonds, 5.00%, 05/15/30	3,486,686
1,000,000	Texas State University System University & College Improvements Revenue Bonds, Series A, 5.00%, 03/15/24	1,016,620
5,785,000	Texas Transportation Commission State Highway Fund First Tier Advance Refunding Revenue Bonds, 5.00%, 10/01/24	5,951,514
4,250,000	Texas Transportation Commission State Highway Fund Highway Improvements Revenue Bonds Series A, 5.00%, 10/01/26	4,563,772
1,100,000	Texas Water Development Board Water Utility Improvements Revenue Bonds, 5.00%, 08/01/27	1,204,735
2,300,000	Texas Water Development Board Water Utility Improvements Revenue Bonds, 5.00%, 08/01/30	2,683,221
6,665,000	Texas Water Development Board Water Utility Improvements Revenue Bonds, 5.00%, 08/01/25	6,982,751
5,000,000	Texas Water Development Board Water Utility Improvements Revenue Bonds, 5.00%, 08/01/26	5,354,802

89

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Principal Amount		Value

Texas (continued)
$4,050,000	Texas Water Development Board Water Utility Improvements Revenue Bonds, 5.00%, 08/01/29	$4,633,262
1,000,000	Trinity River Authority Central Regional Wastewater System Revenue Sewer Improvements Revenue Bonds, Series RE, 5.00%, 08/01/25	1,047,006
2,085,000	United Independent School District GO, (PSF-GTD), 5.00%, 08/15/25	2,189,666
2,000,000	University of Houston University & College Improvements Revenue Bonds, Series A, 5.00%, 02/15/34	2,347,708
3,750,000	University of Houston University & College Improvements Revenue Bonds, Series A, 5.00%, 02/15/35	4,368,794
5,500,000	University of Houston University & College Improvements Revenue Bonds, Series A, 5.00%, 02/15/38	6,179,564
		393,844,798
Utah — 0.9%
4,975,000	City of Salt Lake City UT Airport Revenue Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 07/01/23	4,983,757
10,000,000	City of Salt Lake City UT Airport Revenue Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 07/01/33	11,090,706
10,000,000	County of Utah Health Care Facilities Revenue Bonds, 4.00%, 05/15/41	9,938,997
10,000,000	State of Utah Highway Improvements GO, 5.00%, 07/01/26	10,742,329
		36,755,789
Virginia — 4.5%
8,000,000	City of Norfolk Public Improvements GO, Series A, (State Aid Withholding), 5.00%, 09/01/33	9,609,145
Principal Amount		Value

Virginia (continued)
$10,000,000	City of Norfolk Public Improvements GO, Series A, (State Aid Withholding), 5.00%, 09/01/34	$11,943,273
7,430,000	Commonwealth of Virginia Advance Refunding GO, Series B, (State Aid Withholding), 5.00%, 06/01/28	7,787,317
5,000,000	County of Fairfax School Improvements GO, Series A, (State Aid Withholding), 5.00%, 10/01/27	5,480,324
7,965,000	County of Fairfax School Improvements GO, Series A, (State Aid Withholding), 5.00%, 10/01/29	8,757,552
7,530,000	County of Loudoun Public Facilities GO, Series A, (State Aid Withholding), 5.00%, 12/01/26	8,163,064
6,880,000	Hampton Roads Sanitation District Refunding Revenue Bonds, Sub- Series B, 3.65%, 08/01/46(b)	6,880,000
3,000,000	Hampton Roads Transportation Accountability Commission Highway Improvements Revenue Bonds, Series A, 5.00%, 07/01/35	3,545,692
15,000,000	Hampton Roads Transportation Accountability Commission Revenue Bonds, Series A, 5.00%, 07/01/26	16,042,677
4,460,000	Loudoun County Sanitation Authority Advance Refunding Revenue Bonds, 5.00%, 01/01/29	4,621,927
5,725,000	Virginia College Building Authority University & College Improvements Revenue Bonds, 5.00%, 02/01/27	6,212,922
5,000,000	Virginia College Building Authority University & College Improvements Revenue Bonds, 5.00%, 02/01/28	5,554,656
6,540,000	Virginia College Building Authority University & College Improvements Revenue Bonds, 5.00%, 02/01/29	7,424,702

90

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Principal Amount		Value

Virginia (continued)
$5,000,000	Virginia College Building Authority University & College Improvements Revenue Bonds, 5.00%, 02/01/38	$5,696,709
10,000,000	Virginia College Building Authority University & College Improvements Revenue Bonds, 5.00%, 02/01/39	11,338,625
5,375,000	Virginia Commonwealth Transportation Board Advance Refunding Revenue Bonds, Series A, 5.00%, 05/15/28	5,942,019
5,000,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 05/15/27	5,336,284
8,000,000	Virginia Public Building Authority Public Facilities Revenue Bonds, Series A, Group 1, 5.00%, 08/01/24	8,193,516
4,450,000	Virginia Public School Authority Advance Refunding Revenue Bonds, 5.00%, 08/01/24	4,557,643
9,000,000	Virginia Public School Authority Current Refunding Revenue Bonds, Series B, 5.00%, 08/01/23	9,039,064
2,645,000	Virginia Public School Authority School Improvements Revenue Bonds, (State Aid Withholding), 5.00%, 08/01/25	2,771,689
3,475,000	Virginia Public School Authority School Improvements Revenue Bonds, (State Aid Withholding), 5.00%, 08/01/29	4,003,676
3,470,000	Virginia Public School Authority School Improvements Revenue Bonds, (State Aid Withholding), 5.00%, 08/01/30	4,075,830
2,280,000	Virginia Public School Authority School Improvements Revenue Bonds, Series 2022, (State Aid Withholding), 5.00%, 02/01/27	2,481,977
3,325,000	Virginia Public School Authority School Improvements Revenue Bonds, Series 2022, (State Aid Withholding), 5.00%, 02/01/28	3,698,572
Principal Amount		Value

Virginia (continued)
$3,410,000	Virginia Public School Authority School Improvements Revenue Bonds, Series 2022, (State Aid Withholding), 5.00%, 02/01/29	$3,873,247
4,230,000	Virginia Public School Authority School Improvements Revenue Bonds, Series 2022, (State Aid Withholding), 5.00%, 02/01/30	4,901,448
2,000,000	Virginia Resources Authority Advance Refunding Revenue, 5.00%, 11/01/26	2,163,695
		180,097,245
Washington — 8.2%
10,000,000	Central Puget Sound Regional Transit Authority Current Refunding Revenue Bonds, Series S-1, 5.00%, 11/01/30	11,763,428
10,000,000	Central Puget Sound Regional Transit Authority Current Refunding Revenue Bonds, Series S-1, 5.00%, 11/01/31	11,969,589
1,035,000	County of King Refunding GO, 5.00%, 07/01/25	1,072,982
5,395,000	County of King Refunding GO, 5.00%, 07/01/26	5,574,828
9,000,000	County of King School District No 411 Issaquah School Improvement GO, (School Board GTY), 5.00%, 12/01/32	9,914,931
8,000,000	County of King WA Sewer Revenue Sewer Improvement Revenue Bonds, Series B, 5.00%, 07/01/29	8,973,046
10,000,000	Energy Northwest Advance Refunding Revenue Bonds, Series A, 5.00%, 07/01/27	10,723,414
2,000,000	King County School District No 403 Renton School Improvements GO, (School Board GTY), 5.00%, 12/01/23	2,021,316
2,000,000	King County School District No 403 Renton School Improvements GO, (School Board GTY), 5.00%, 12/01/24	2,062,018
5,000,000	Port of Seattle Refunding GO, 5.00%, 06/01/24	5,105,116

91

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Principal Amount		Value

Washington (continued)
$5,000,000	Snohomish County School District No 201 Refunding GO, (School Board GTY), 5.00%, 12/01/25	$5,094,407
6,000,000	Spokane County School District No 81 Spokane School Improvements GO, (School Board GTY), 5.00%, 12/01/36	6,992,856
2,410,000	State of Washington Current Refunding GO, Series R-2020C, 5.00%, 07/01/25	2,519,614
10,000,000	State of Washington Current Refunding GO, Series R-2022C, Group 1, 5.00%, 07/01/23	10,029,892
10,000,000	State of Washington Current Refunding GO, Series R-2022C, Group 1, 5.00%, 07/01/24	10,218,526
10,000,000	State of Washington Current Refunding GO, Series R-2022C, Group 1, 4.00%, 07/01/26	10,387,673
10,000,000	State of Washington Current Refunding GO, Series R-2022D, Group 1, 5.00%, 07/01/23	10,029,892
10,000,000	State of Washington Current Refunding GO, Series R-2022D, Group 1, 5.00%, 07/01/24	10,218,526
11,000,000	State of Washington Current Refunding GO, Series R-2023A, 5.00%, 08/01/36	13,033,141
11,000,000	State of Washington Current Refunding GO, Series R-2023A, 5.00%, 08/01/38	12,804,990
13,200,000	State of Washington Current Refunding GO, Series R-2023B, 5.00%, 07/01/23	13,234,067
19,000,000	State of Washington Current Refunding GO, Series R-2023B, 5.00%, 07/01/24	19,407,457
6,650,000	State of Washington Highway Improvements GO, Series D, 5.00%, 02/01/43	7,124,629
5,475,000	State of Washington Public Improvements GO, Series C, 5.00%, 02/01/30	5,649,834
Principal Amount		Value

Washington (continued)
$2,760,000	State of Washington Public Improvements GO, Series D, 5.00%, 02/01/24	$2,799,200
15,635,000	State of Washington Refunding GO, Series R-2015, 5.00%, 07/01/25	15,973,057
15,000,000	State of Washington School Improvements GO, Series B, Group 2, 5.00%, 02/01/38	17,362,789
15,000,000	State of Washington School Improvements GO, Series B, Group 2, 5.00%, 02/01/39	17,203,737
15,000,000	State of Washington School Improvements GO, Series B, Group 2, 5.00%, 02/01/40	17,096,577
15,000,000	State of Washington School Improvements GO, Series B, Group 2, 5.00%, 02/01/41	17,019,066
15,000,000	State of Washington School Improvements GO, Series B, Group 2, 5.00%, 02/01/42	16,960,720
8,975,000	State of Washington School Improvements GO, Series C, 5.00%, 02/01/44	9,881,812
4,435,000	Yakima County School District No 7 Yakima Advance Refunding GO, (School Board GTY), 5.00%, 12/01/24	4,570,444
		324,793,574
Wisconsin — 1.7%
4,700,000	State of Wisconsin Clean Water Fund Leveraged Loan Portfolio Advance Refunding Revenue Bonds, 5.00%, 06/01/29(a)	4,791,759
1,000,000	State of Wisconsin Clean Water Fund Leveraged Loan Portfolio Advance Refunding Revenue Bonds, Series 1, 5.00%, 06/01/23	1,001,175
5,780,000	State of Wisconsin Crossover Refunding GO, Series 2, 5.00%, 11/01/27	6,325,075

92

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Principal Amount		Value

Wisconsin (continued)
$2,000,000	State of Wisconsin Current Refunding GO, Series 4, 5.00%, 05/01/30	$2,334,028
10,000,000	State of Wisconsin Current Refunding Revenue Bonds, Series A, 5.00%, 05/01/29(a)	10,911,299
1,200,000	State of Wisconsin General Fund Advance Refunding Revenue Bonds, Series B, 5.00%, 05/01/27(a)	1,280,257
13,780,000	State of Wisconsin GO, Series A, 5.00%, 05/01/38	15,876,485
1,000,000	State of Wisconsin Refunding GO, Series 1, 5.00%, 05/01/24	1,000,000
8,000,000	State of Wisconsin University & College Improvements GO, Series A, 5.00%, 05/01/32	9,481,381
6,000,000	Wisconsin Department of Transportation Advance Refunding Revenue Bonds, Series 1, 1.01%, 07/01/26	5,438,253
7,250,000	Wisconsin Health & Educational Facilities Authority Advance Refunding Revenue Bonds, 5.00%, 08/15/54(b)	7,652,357
		66,092,069
Total Municipal Bonds (Cost $3,762,266,199)		3,713,289,880

CORPORATE BONDS — 1.2%
United States — 1.2%
1,675,000	Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	1,469,653
5,000,000	Baylor Scott & White Holdings, Series 2021, 0.83%, 11/15/25	4,518,725
8,000,000	Brown University, Series A, 1.91%, 09/01/30	6,784,176
5,000,000	Leland Stanford Junior University, 1.29%, 06/01/27	4,473,359
20,000,000	SSM Health Care Corp., 4.89%, 06/01/28	20,032,647
Principal Amount		Value

United States (continued)
$10,000,000	Yale University, Series 2020, 0.87%, 04/15/25	$9,350,371

Total Corporate Bonds (Cost $49,709,369)		46,628,931

U.S. GOVERNMENT SECURITIES — 3.7%
U.S. Treasury Notes — 3.7%
25,000,000	4.25%, 10/15/25	25,181,641
25,000,000	4.13%, 10/31/27	25,538,086
100,000,000	2.75%, 08/15/32	94,437,500

Total U.S. Government Securities (Cost $144,126,925)		145,157,227

Shares
INVESTMENT COMPANY — 2.6%
102,633,618	Federated Hermes Government Obligations Fund, 4.72%(d)	102,633,618
Total Investment Company (Cost $102,633,618)		102,633,618
TOTAL INVESTMENTS — 101.2% (Cost $4,058,736,111)		$4,007,709,656
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(45,918,815)
NET ASSETS — 100.0%		$3,961,790,841

(a)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(b)	Floating rate security. Rate shown is the rate in effect as of April 30, 2023.
(c)	These securities are subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at the stated maturity date.
(d)	The rate shown represents the current yield as of April 30, 2023.

The following abbreviations are used in the report:

AGM — Assured Guaranty Municipal Corp.

COP — Certificates of Participation

GO — General Obligation

GTY — Guaranty

PSF-GTD — Permanent School Fund Guarantee

93

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

PORTFOLIO DIVERSIFICATION BY STATE (UNAUDITED)

State:	Percentage of Net Assets
Alabama	0.5%
Arizona	0.7
Arkansas	0.2
California	6.1
Colorado	1.2
Connecticut	1.5
Delaware	2.4
District of Columbia	2.5
Florida	2.1
Georgia	3.2
Hawaii	3.6
Idaho	0.2
Illinois	0.1
Indiana	0.1
Iowa	0.4
Maryland	7.2
Massachusetts	5.4
Michigan	0.2
Minnesota	1.5
Mississippi	0.3
Missouri	0.9
Nebraska	0.3
New Jersey	4.4
New York	15.0
North Carolina	2.7
Ohio	2.1
Oklahoma	0.4
Oregon	0.8
Pennsylvania	1.7
Rhode Island	0.2
South Carolina	0.4
South Dakota	0.1
Tennessee	0.1
Texas	9.9
Utah	0.9
Virginia	4.5
Washington	8.2
Wisconsin	1.7
Other*	6.3
100.0%

*	Includes cash and equivalents, Corporate Bonds, U.S. Government Securities, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

94

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments	April 30, 2023 (Unaudited)

Principal Amount		Value
MUNICIPAL BONDS — 88.6%
California — 88.6%
$1,550,000	California Educational Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 10/01/23	$1,561,483
2,000,000	California Infrastructure & Economic Development Bank Water Utility Improvements Revenue Bonds, 5.00%, 10/01/35	2,415,382
2,000,000	California Infrastructure & Economic Development Bank Water Utility Improvements Revenue Bonds, 4.00%, 10/01/37	2,130,532
2,000,000	California Infrastructure & Economic Development Bank Water Utility Improvements Revenue Bonds, 4.00%, 10/01/38	2,101,972
3,575,000	California Public Finance Authority Health Care Facilities Revenue Bonds, Series A, 4.00%, 07/15/42	3,604,544
1,000,000	California State University & College Improvements Revenue Bonds, Series A, 5.00%, 11/01/24	1,030,991
5,000,000	California State University Current Refunding Revenue Bonds, Series A, 5.00%, 11/01/47	5,196,778
5,000,000	Carlsbad Unified School District School Improvements GO, Series B, 6.00%, 05/01/34	5,138,781
1,260,000	City & County of San Francisco Current Refunding GO, Series R1, 5.00%, 06/15/26	1,355,208
1,100,000	City & County of San Francisco Current Refunding GO, Series R1, 5.00%, 06/15/27	1,213,984
2,375,000	City & County of San Francisco Current Refunding GO, Series R1, 5.00%, 06/15/28	2,683,124
4,000,000	City & County of San Francisco Current Refunding GO, Series R1, 5.00%, 06/15/30	4,724,506
Principal Amount		Value
California (continued)
$1,750,000	City & County of San Francisco Current Refunding GO, Series R1, 5.00%, 06/15/34	$2,140,896
2,000,000	City of Los Angeles Department of Airports Airport & Marina Improvements Refunding Revenue Bonds, Series A, 5.00%, 05/15/31	2,243,360
2,590,000	City of Los Angeles Department of Airports Airport & Marina Improvements Refunding Revenue Bonds, Series A, 5.00%, 05/15/32	2,827,943
2,150,000	City of Los Angeles Department of Airports Current Refunding Revenue Bonds, 5.00%, 05/15/23	2,151,445
1,080,000	City of Los Angeles Department of Airports Current Refunding Revenue Bonds, 5.00%, 05/15/24	1,102,766
6,000,000	City of Los Angeles Department of Airports Current Refunding Revenue Bonds, 5.00%, 05/15/40	6,628,645
5,000,000	City of Los Angeles Wastewater System Revenue Current Refunding Revenue Bonds, Series C, 5.00%, 06/01/23	5,007,353
5,000,000	City of Los Angeles Wastewater System Revenue Current Refunding Revenue Bonds, Series C, 5.00%, 06/01/24	5,108,336
3,000,000	City of Los Angeles Wastewater System Revenue Current Refunding Revenue Bonds, Series C, 5.00%, 06/01/25	3,143,029
1,000,000	City of Los Angeles Wastewater System Revenue Refunding Revenue Bonds, Sub-Series A, 5.00%, 06/01/25	1,001,405
1,900,000	City of San Francisco Public Utilities Commission Water Revenue Advance Refunding Revenue Bonds, 5.00%, 11/01/28	1,990,237
2,500,000	County of Santa Clara Current Refunding GO, Series 2008-D, 5.00%, 08/01/24	2,565,431

95

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Principal Amount		Value
California (continued)
$3,250,000	County of Santa Clara Current Refunding GO, Series 2008-D, 5.00%, 08/01/25	$3,419,470
2,000,000	County of Santa Clara Current Refunding GO, Series 2008-D, 5.00%, 08/01/26	2,158,095
1,600,000	County of Santa Clara Current Refunding GO, Series 2008-D, 5.00%, 08/01/27	1,771,352
1,955,000	County of Santa Clara Current Refunding GO, Series 2008-D, 5.00%, 08/01/28	2,217,431
1,005,000	County of Santa Clara Current Refunding GO, Series 2008-D, 5.00%, 08/01/29	1,166,764
1,700,000	East Bay Municipal Utility District Water System Revenue Water Utility Improvements Revenue Bonds, Series A, 5.00%, 06/01/31	2,042,717
1,000,000	East Bay Municipal Utility District Water System Revenue Water Utility Improvements Revenue Bonds, Series A, 5.00%, 06/01/32	1,224,794
1,100,000	Los Angeles Community College District Refunding GO, Series A, 5.00%, 08/01/29(a)	1,127,698
1,000,000	Los Angeles Department of Water & Power Water System Revenue Current Refunding Revenue Bonds, Series C, 5.00%, 07/01/35	1,199,836
6,000,000	Los Angeles Department of Water & Power Water System Revenue Water Utility Improvements Revenue Bonds, Series D, 5.00%, 07/01/47	6,678,134
1,000,000	Miracosta Community College District University & College Improvements GO, Series 2016-C, 5.00%, 08/01/35	1,213,149
1,100,000	Mount San Jacinto Community College District University & College Improvements GO, Series 2014-A, 5.00%, 08/01/28	1,164,370
Principal Amount		Value
California (continued)
$2,000,000	Municipal Improvement Corp. of Los Angeles Refunding Revenue Bonds, Series A, 5.00%, 11/01/24(a)	$2,037,017
3,000,000	Orange County Sanitation District Advance Refunding Revenue Bonds, Series A, 5.00%, 02/01/34	3,070,713
1,145,000	Regents of the University of California Medical Center Pooled Revenue Current Refunding Revenue Bonds, Series L, 5.00%, 05/15/24	1,168,665
1,310,000	Regents of the University of California Medical Center Pooled Revenue Pre-refunded Revenue Bonds, Series J, 5.00%, 05/15/24(a)	1,310,803
6,150,000	Regents of the University of California Medical Center Pooled Revenue Pre-refunded Revenue Bonds, Series J, 5.25%, 05/15/27(a)	6,154,316
1,100,000	Rio Hondo Community College District Current Refunding GO, Series B, 5.00%, 08/01/24	1,130,019
3,000,000	Sacramento Municipal Utility District Refunding Revenue Bonds, Sub-Series A, 5.00%, 08/15/49(b)	3,001,713
1,000,000	Sacramento Municipal Utility District Current Refunding Revenue Bonds, Series J, 5.00%, 08/15/27	1,106,874
1,500,000	Sacramento Municipal Utility District Current Refunding Revenue Bonds, Series J, 5.00%, 08/15/28	1,701,356
1,000,000	Sacramento Municipal Utility District Current Refunding Revenue Bonds, Series J, 5.00%, 08/15/30	1,184,262
2,000,000	Sacramento Municipal Utility District Electric Light & Power Improvements Revenue Bonds, Series H, 5.00%, 08/15/36	2,316,238

96

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Principal Amount		Value
California (continued)
$1,000,000	San Francisco Bay Area Rapid Transit District Transit Improvements GO, Series 2016-D1, 5.00%, 08/01/31	$1,203,534
2,000,000	San Francisco City & County Airport Comm-San Francisco International Airport Advance Refunding Current Revenue Bonds, Series A, 5.00%, 05/01/26	2,139,724
5,000,000	San Francisco City & County Airport Comm-San Francisco International Airport Current Refunding Revenue Bonds, Series A, 5.00%, 05/01/27	5,312,865
5,000,000	San Francisco City & County Airport Comm-San Francisco International Airport Current Refunding Revenue Bonds, Series A, 5.00%, 05/01/28	5,399,089
2,000,000	San Francisco City & County Airport Comm-San Francisco International Airport Current Refunding Revenue Bonds, Series A, 5.00%, 05/01/31	2,234,965
2,500,000	San Francisco City & County Airport Comm-San Francisco International Airport Current Refunding Revenue Bonds, Series A, 5.00%, 05/01/32	2,791,479
3,000,000	San Francisco City & County Airport Comm-San Francisco International Airport Current Refunding Revenue Bonds, Series H, 5.00%, 05/01/29	3,279,532
5,000,000	San Francisco City & County Airport Comm-San Francisco International Airport Port Airport & Marina Improvements Revenue Bonds, Series C, 5.00%, 05/01/46	5,174,627
Principal Amount		Value
California (continued)
$1,025,000	San Francisco City & County Airport Comm-San Francisco International Airport Port Airport & Marina Improvements Revenue Bonds, Series E, 5.00%, 05/01/40	$1,076,947
4,225,000	San Francisco City & County Airport Comm-San Francisco International Airport Refunding Revenue Bonds, Series B, 5.00%, 05/01/27	4,635,290
1,000,000	San Jose Evergreen Community College District University & College Improvements GO, Series C, 5.00%, 09/01/36	1,186,890
1,650,000	San Jose Evergreen Community College District University & College Improvements GO, Series C, 5.00%, 09/01/38	1,910,463
1,000,000	San Jose Financing Authority Refunding Revenue Bonds, Series B, 5.00%, 11/01/35	1,199,749
1,000,000	San Jose Financing Authority Refunding Revenue Bonds, Series B, 5.00%, 11/01/36	1,184,260
1,000,000	San Jose Financing Authority Refunding Revenue Bonds, Series B, 5.00%, 11/01/37	1,175,274
1,075,000	San Jose Financing Authority Refunding Revenue Bonds, Series B, 5.00%, 11/01/42	1,228,451
1,000,000	San Mateo Union High School District Refunding GO, 5.00%, 09/01/27(a)	1,026,508
1,000,000	San Ramon Valley Unified School District School Improvements GO, 5.00%, 08/01/24	1,025,428
3,665,000	Santa Clara Valley Water District Current Refunding Revenue Bonds, Series A, 5.00%, 06/01/42	4,183,789

97

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Principal Amount		Value
California (continued)
$3,350,000	Santa Clara Valley Water District Current Refunding Revenue Bonds, Series A, 5.00%, 06/01/43	$3,810,614
1,540,000	Santa Clarita Community College District Refunding GO, 5.00%, 08/01/24(a)	1,546,838
1,150,000	State Center Community College District University & College Improvements GO, Series C, 5.00%, 08/01/24	1,180,384
6,680,000	State Center Community College District University & College Improvements GO, Series C, 5.00%, 08/01/47	7,451,919
7,000,000	State of California Current Refunding GO, 5.00%, 11/01/31	8,214,991
2,000,000	State of California Current Refunding GO, 5.00%, 04/01/42	2,143,489
3,000,000	State of California Current Refunding GO, 5.00%, 12/01/28	3,396,544
3,000,000	State of California Current Refunding GO, 5.00%, 08/01/24	3,078,145
4,770,000	State of California Current Refunding GO, Group C, 5.00%, 08/01/27	4,968,638
2,000,000	State of California Department of Water Resources Water Utility Improvements Revenue Bonds, Series BB, 5.00%, 12/01/32	2,381,613
10,140,000	State of California Multi Utility Improvements GO, 5.00%, 10/01/25	10,674,014
5,000,000	State of California Refunding GO, 5.00%, 10/01/26	5,146,025
6,150,000	State of California Water Utility Improvements GO, 6.00%, 03/01/33	6,943,773
10,000,000	State of California Water Utility Improvements GO, 5.00%, 04/01/28	11,152,595
2,000,000	State of California Water Utility Improvements GO, 5.00%, 04/01/29	2,281,439
Principal Amount		Value
California (continued)
$1,000,000	University of California Advance Refunding Revenue Bonds, Series AY, 5.00%, 05/15/24	$1,020,771
1,465,000	University of California Advance Refunding Revenue Bonds, Series S, 5.00%, 05/15/34	1,778,878
3,100,000	University of California Current Refunding Revenue Bonds, Series BN, 5.00%, 05/15/23	3,102,050
10,000,000	University of California Current Refunding Revenue Bonds, Series BN, 5.00%, 05/15/24	10,207,707
10,000,000	University of California Current Refunding Revenue Bonds, Series BN, 5.00%, 05/15/34	12,393,338
10,000,000	University of California Refunding Revenue Bonds, Series AK, 5.00%, 05/15/48(b)	10,006,314
2,500,000	University of California University & College Improvements Revenue Bonds, Series BE, 5.00%, 05/15/33	2,943,636
4,215,000	University of California University & College Improvements Revenue Bonds, Series BK, 5.00%, 05/15/32	5,162,524
1,645,000	Ventura County Public Financing Authority Advance Refunding Revenue Bonds, Series A, 1.32%, 11/01/25	1,515,125
3,970,000	Ventura County Public Financing Authority Advance Refunding Revenue Bonds, Series A, 1.96%, 11/01/28	3,471,985

Total Municipal Bonds (Cost $292,926,490)		291,976,130

98

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Principal Amount		Value
CORPORATE BONDS — 0.6%
United States — 0.6%
$2,000,000	Stanford Health Care, Series 2020, 3.31%, 08/15/30	$1,839,374
Total Corporate Bonds (Cost $2,000,000)		1,839,374

U.S. GOVERNMENT SECURITIES — 7.5%
U.S. Treasury Bill — 3.0%
10,000,000	4.38%, 05/04/23(c)	9,996,544
U.S. Treasury Notes — 4.5%
10,000,000	4.25%, 10/15/25	10,072,656
5,000,000	2.75%, 08/15/32	4,721,875
		14,794,531
Total U.S. Government Securities (Cost $24,852,298)		24,791,075

Shares
INVESTMENT COMPANY — 2.1%
6,826,605	Federated Hermes Government Obligations Fund, 4.72%(d)	6,826,605
Total Investment Company (Cost $6,826,605)		6,826,605
TOTAL INVESTMENTS — 98.8% (Cost $326,605,393)		$325,433,184
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		4,096,238
NET ASSETS — 100.0%		$329,529,422

(a)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(b)	Floating rate security. Rate shown is the rate in effect as of April 30, 2023.
(c)	Zero coupon security. The rate represents the yield at time of purchase.
(d)	The rate shown represents the current yield as of April 30, 2023.

The following abbreviation is used in the report:

GO — General Obligation

PORTFOLIO DIVERSIFICATION BY STATE (UNAUDITED)

State:	Percentage of Net Assets
California	88.6%
Other*	11.4
100.0%

*	Includes cash and equivalents, Corporate Bonds, U.S. Government Securities, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

99

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments	April 30, 2023 (Unaudited)

Principal Amount		Value
MUNICIPAL BONDS — 88.4%
New York — 88.4%
$2,000,000	Battery Park City Authority Current Refunding Revenue Bonds, Series A, 5.00%, 11/01/25	$2,019,837
2,520,000	City of New York Advance Refunding GO, Series A, 5.00%, 08/01/26	2,698,009
1,515,000	City of New York Advance Refunding GO, Series C, 5.00%, 08/01/27	1,569,666
1,190,000	City of New York Advance Refunding GO, Series D, 5.00%, 08/01/33	1,316,220
4,250,000	City of New York Current Refunding GO, Series B-1, 5.00%, 08/01/27	4,660,038
2,000,000	City of New York Current Refunding GO, Series B-1, 5.00%, 08/01/26	2,141,277
2,500,000	City of New York Current Refunding GO, Series B-1, 5.00%, 08/01/28	2,804,017
1,250,000	City of New York Current Refunding GO, Series C-1, 5.00%, 08/01/25	1,307,644
1,110,000	City of New York Public Improvements GO, Series 2018-1, 5.00%, 08/01/25	1,161,188
5,000,000	City of New York Public Improvements GO, Sub-Series E-2, 4.57%, 04/01/28	5,038,805
2,025,000	City of New York Public Improvements GO, Sub-Series I-1, 5.00%, 03/01/25	2,061,576
2,860,000	County of Westchester NY Public Improvements GO, Series A, 5.00%, 10/15/29	3,329,000
2,000,000	County of Westchester NY Recreation Facilities Improvements GO, Series A, 5.00%, 12/15/30	2,383,912
2,000,000	County of Westchester NY Recreation Facilities Improvements GO, Series A, 4.00%, 12/15/31	2,243,339
Principal Amount		Value
New York (continued)
$2,300,000	County of Westchester NY Recreation Facilities Improvements GO, Series A, 4.00%, 12/15/32	$2,573,719
2,300,000	County of Westchester NY Recreation Facilities Improvements GO, Series A, 4.00%, 12/15/33	2,563,501
7,500,000	County of Westchester NY Recreation Facilities Improvements GO, Series A, 4.00%, 12/15/34	8,280,305
7,500,000	County of Westchester NY Recreation Facilities Improvements GO, Series A, 4.00%, 12/15/35	8,177,953
7,500,000	County of Westchester NY Recreation Facilities Improvements GO, Series A, 4.00%, 12/15/36	8,078,981
1,000,000	Erie County Industrial Development Agency Current Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 05/01/23	1,000,000
1,000,000	Erie County Industrial Development Agency Current Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 05/01/24	1,019,101
1,000,000	Erie County Industrial Development Agency Current Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 05/01/25	1,044,994
1,000,000	Erie County Industrial Development Agency Current Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 05/01/26	1,071,058
1,025,000	Erie County Industrial Development Agency Current Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 05/01/29	1,181,937
1,500,000	Erie County Industrial Development Agency Current Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 05/01/31	1,799,698

100

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Principal Amount		Value
New York (continued)
$1,200,000	Long Island Power Authority Electric Light & Power Improvements Revenue Bonds, 5.00%, 09/01/35	$1,334,463
6,000,000	Long Island Power Authority Electric Light & Power Improvements Revenue Bonds, Series A, 4.00%, 09/01/34	6,263,026
1,500,000	Long Island Power Authority Revenue Bonds, Series A, 5.00%, 09/01/25	1,576,251
2,000,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 11/15/26	2,160,350
1,500,000	Metropolitan Transportation Authority Green Bond Refunding Revenue Bonds, Sub-Series A1, 5.00%, 11/15/48(a)	1,517,267
2,570,000	Metropolitan Transportation Authority Green Bond Revenue Bonds, Series B-2, 5.00%, 11/15/23	2,596,128
6,545,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series A, 5.00%, 11/15/35	7,620,461
2,500,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series B-1, 5.00%, 11/15/29(b)	2,520,613
2,000,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Sub-Series A-1, 5.00%, 11/15/33	2,040,409
5,000,000	Nassau County Interim Finance Authority Current Refunding Revenue Bonds, Series A, 5.00%, 11/15/31	6,000,759
5,000,000	Nassau County Interim Finance Authority Current Refunding Revenue Bonds, Series B, 0.83%, 11/15/26	4,420,571
6,280,000	Nassau County Interim Finance Authority Current Refunding Revenue Bonds, Series B, 1.46%, 11/15/29	5,222,869
Principal Amount		Value
New York (continued)
$4,000,000	New York City Housing Development Corp. Local Multifamily Housing, Sustainable Development Revenue Bonds, Series K, (Housing Finance Agency), 0.90%, 11/01/60(a)	$3,681,682
1,000,000	New York City Municipal Water Finance Authority Current Refunding Revenue Bonds, Series AA-2, 5.00%, 06/15/28	1,075,071
1,100,000	New York City Municipal Water Finance Authority Current Refunding Revenue Bonds, Series AA-2, 5.00%, 06/15/29	1,221,488
5,000,000	New York City Municipal Water Finance Authority Current Refunding Revenue Bonds, Series AA-3, 5.00%, 06/15/47	5,524,384
2,750,000	New York City Municipal Water Finance Authority Current Refunding Revenue Bonds, Series CC, 5.00%, 06/15/25	2,878,031
6,000,000	New York City Municipal Water Finance Authority Current Refunding Revenue Bonds, Sub-Series EE, 5.00%, 06/15/34	7,197,985
2,000,000	New York City Municipal Water Finance Authority Improvements Revenue Bonds, Series CC-2, 5.00%, 06/15/26	2,060,035
2,000,000	New York City Municipal Water Finance Authority Improvements Revenue Bonds, Series CC-2, 5.00%, 06/15/27	2,105,192
6,400,000	New York City Municipal Water Finance Authority Improvements Revenue Bonds, Series DD-1, 5.00%, 06/15/30	7,540,765
1,500,000	New York City Municipal Water Finance Authority Improvements Revenue Bonds, Sub-Series FF-1, 5.00%, 06/15/49	1,598,688

101

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Principal Amount		Value
New York (continued)
$2,000,000	New York City Municipal Water Finance Authority Refunding Revenue Bonds, Series DD-2, 5.00%, 06/15/25	$2,020,700
5,000,000	New York City Municipal Water Finance Authority Refunding Revenue Bonds, Series HH, 5.00%, 06/15/28	5,206,532
1,225,000	New York City Transitional Finance Authority Building Aid Pre-refunded Revenue Bonds, Series S, (State Aid Withholding), 5.00%, 07/15/24(c)	1,251,914
1,035,000	New York City Transitional Finance Authority Building Aid Revenue Advance Refunding Revenue Bonds, Series S-1, (State Aid Withholding), 5.00%, 07/15/26	1,109,605
2,300,000	New York City Transitional Finance Authority Building Aid Revenue Current Refunding Revenue Bonds, Series S-1A, (State Aid Withholding), 5.00%, 07/15/31	2,746,939
3,230,000	New York City Transitional Finance Authority Building Aid Revenue Current Refunding Revenue Bonds, Series S-1A, (State Aid Withholding), 5.00%, 07/15/32	3,919,280
1,960,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-3, (State Aid Withholding), 5.00%, 07/15/30	2,196,182
2,000,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-4A, (State Aid Withholding), 5.00%, 07/15/25	2,093,680
5,000,000	New York City Transitional Finance Authority Future Tax Secured Current Refunding Revenue Bonds, 5.00%, 11/01/29	5,740,581
Principal Amount		Value
New York (continued)
$4,375,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, 5.00%, 08/01/24	$4,480,829
7,750,000	New York City Transitional Finance Authority Future Tax Secured Revenue Cash Flow Management Revenue Bonds, Series B-1, 5.00%, 08/01/25	8,116,022
2,500,000	New York City Transitional Finance Authority Future Tax Secured Revenue Cash Flow Management Revenue Bonds, Series F-1, 5.00%, 02/01/40	2,802,357
5,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvements Revenue Bonds, Series S, 5.00%, 05/01/34	5,824,053
3,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Revenue Bonds, Series A-1, 5.00%, 11/01/25	3,159,796
3,505,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 07/01/30	3,831,374
3,500,000	New York State Dormitory Authority Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/35	4,046,911
1,575,000	New York State Dormitory Authority Current Refunding Revenue Bonds, Series A-2, 5.00%, 07/01/30	1,863,044
4,285,000	New York State Dormitory Authority Pre-refunded Revenue Bonds, Series A, 5.00%, 02/15/25(c)	4,446,778
3,765,000	New York State Dormitory Authority Public Improvement Revenue Bonds, Series E, 5.00%, 02/15/26(c)	3,908,482
1,455,000	New York State Dormitory Authority Public Improvement Revenue Bonds, Series E, 5.00%, 02/15/30	1,508,473

102

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Principal Amount		Value
New York (continued)
$10,335,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series 2015B-B, 5.00%, 03/15/29	$10,875,285
2,000,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series A, 5.00%, 03/15/24	2,033,197
5,000,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series B, 5.00%, 02/15/28	5,185,529
3,275,000	New York State Dormitory Authority Refunding Revenue Bonds, Series 1, (State Aid Withholding), 5.00%, 01/15/27	3,547,889
2,025,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 02/15/26(c)	2,053,032
3,000,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/24(c)	3,008,519
1,600,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/26(c)	1,604,543
6,500,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/29(c)	6,799,826
2,500,000	New York State Dormitory Authority School Improvements Income Tax Revenue Bonds, Series A, 5.00%, 02/15/28	2,666,861
2,500,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 03/15/25	2,598,108
1,000,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A, 5.00%, 03/15/24	1,016,772
1,025,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A, 5.00%, 03/15/26(c)	1,042,191
Principal Amount		Value
New York (continued)
$2,525,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A, 5.00%, 07/01/25	$2,646,900
1,750,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A, 5.00%, 07/01/26	1,880,460
3,755,000	New York State Environmental Facilities Corp. Current Refunding Revenue Bonds, 5.00%, 06/15/28	4,218,988
2,000,000	New York State Environmental Facilities Corp. Current Refunding Revenue Bonds, 5.00%, 06/15/29	2,292,331
1,000,000	New York State Environmental Facilities Corp. Green Bond Revenue Bonds, Series B, 5.00%, 02/15/31	1,181,664
6,250,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, 5.00%, 06/15/28	6,385,478
3,445,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, Series B, 5.00%, 06/15/30	3,974,385
3,015,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 06/15/23	3,021,864
610,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 09/15/23	614,438
5,000,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 06/15/24	5,111,717
540,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 09/15/24	554,820
4,000,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 06/15/25	4,190,443

103

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Principal Amount		Value
New York (continued)
$2,000,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 06/15/26	$2,144,896
955,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 09/15/26	1,030,527
1,750,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 06/15/27	1,921,229
1,000,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 06/15/34	1,145,061
1,000,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 06/15/36	1,122,774
1,000,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 09/15/36	1,173,553
6,250,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 09/15/41	7,106,637
605,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 06/15/24	618,518
985,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 06/15/24	1,007,008
4,240,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, Series B, 5.00%, 06/15/27	4,654,863
3,000,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, Series E, 5.00%, 06/15/23	3,006,830
550,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, Series E, 5.00%, 06/15/24	562,289
Principal Amount		Value
New York (continued)
$5,000,000	New York State Housing Finance Agency State MF Housing Revenue Bonds, Series F, (State of New York Mortgage Agency), 3.85%, 05/01/62(a)	$5,033,744
1,000,000	New York State Housing Finance Agency State MF Housing Revenue Bonds, Series J, (State of New York Mortgage Agency), 1.00%, 11/01/61(a)	910,975
1,500,000	New York State Housing Finance Agency State MF Housing Revenue Bonds, Series J, (State of New York Mortgage Agency), 1.10%, 11/01/61(a)	1,353,420
2,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series J, 5.00%, 01/01/27	2,017,905
1,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series K, 5.00%, 01/01/25	1,034,157
5,875,000	New York State Thruway Authority Transit Improvements Revenue Bonds, Series A, 5.00%, 03/15/31	6,911,198
5,500,000	New York State Thruway Authority Transit Improvements Revenue Bonds, Series A, 5.00%, 03/15/39	6,214,776
5,000	New York State Urban Development Corp. Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/25	5,189
1,500,000	New York State Urban Development Corp. Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/29	1,629,172
1,675,000	New York State Urban Development Corp. Civic Convention Center Revenue Bonds, Series A, 5.00%, 03/15/29	1,900,940
5,000,000	New York State Urban Development Corp. Correctional Facilities Improvements Revenue Bonds, 5.00%, 03/15/31	5,881,871
5,000,000	New York State Urban Development Corp. Correctional Facilities Improvements Revenue Bonds, 5.00%, 03/15/32	5,972,932

104

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Principal Amount		Value
New York (continued)
$1,000,000	New York State Urban Development Corp. State Personal Income Tax Public Improvements Revenue Bonds, Series E, 5.00%, 03/15/29	$1,001,198
9,000,000	Port Authority of New York & New Jersey Cash Flow Management Revenue Bonds, Series AAA, 1.09%, 07/01/23	8,936,238
2,085,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 189, 5.00%, 05/01/26	2,170,134
2,500,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 237, 5.00%, 01/15/47	2,742,667
1,100,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 84, 5.00%, 09/01/34	1,123,658
1,400,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 179, 5.00%, 12/01/27	1,414,274
5,000,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 179, 5.00%, 12/01/28	5,050,980
5,150,000	Sales Tax Asset Receivable Corp. Refunding Revenue Bonds, Series A, 5.00%, 10/15/30(c)	5,295,611
8,195,000	State of New York Current Refunding GO, Series B, 2.55%, 02/15/29	7,436,836
1,000,000	Syracuse Industrial Development Agency School Improvements Revenue Bonds, Series A, (State Aid Withholding), 4.00%, 05/01/33	1,051,979
1,915,000	Syracuse Industrial Development Agency School Improvements Revenue Bonds, Series A, (State Aid Withholding), 4.00%, 05/01/34	2,000,617
1,000,000	Syracuse Industrial Development Agency School Improvements Revenue Bonds, Series A, (State Aid Withholding), 4.00%, 05/01/35	1,036,850
Principal Amount		Value
New York (continued)
$1,000,000	Syracuse Industrial Development Agency School Improvements Revenue Bonds, Series A, (State Aid Withholding), 4.00%, 05/01/36	$1,029,375
2,750,000	Triborough Bridge & Tunnel Authority Current Refunding Revenue Bonds, Series A, 5.00%, 11/15/28	3,124,161
1,500,000	Triborough Bridge & Tunnel Authority Current Refunding Revenue Bonds, Series A, 5.00%, 11/15/34	1,808,480
2,000,000	Triborough Bridge & Tunnel Authority Current Refunding Revenue Bonds, Series A, 4.00%, 11/15/35	2,149,244
4,315,000	Triborough Bridge & Tunnel Authority Current Refunding Revenue Bonds, Sub-Series A, 5.00%, 11/15/25	4,317,661
1,575,000	Triborough Bridge & Tunnel Authority Current Refunding Revenue Bonds, Sub-Series A, 5.00%, 11/15/29	1,575,971
6,340,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series C, 5.00%, 11/15/29	6,343,675
1,500,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series C, 5.00%, 11/15/30	1,500,870
3,000,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, 5.00%, 05/15/27	3,289,545
2,000,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series A, 4.00%, 05/15/40	2,001,486
3,000,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series A, 4.00%, 05/15/41	2,985,502
3,000,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series A, 4.00%, 05/15/42	2,963,825

105

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Principal Amount		Value
New York (continued)
$1,275,000	Triborough Bridge & Tunnel Authority Sales Tax Revenue Transit Improvements Revenue Bonds, Series A, 5.00%, 05/15/34	$1,547,049
1,000,000	Triborough Bridge & Tunnel Authority Sales Tax Revenue Transit Improvements Revenue Bonds, Series A, 5.00%, 05/15/38	1,154,079
1,750,000	Utility Debt Securitization Authority Refunding Revenue Bonds, 5.00%, 06/15/25	1,753,218
1,500,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series A, 5.00%, 06/15/26	1,533,515
2,655,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/26	2,714,322
2,975,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/27	3,108,497
5,000,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/28	5,354,475
5,000,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/29	5,518,105
5,045,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/30	5,687,825
5,290,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 12/15/31	5,349,961
4,760,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/32	5,596,116
2,250,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/33	2,689,732
Principal Amount		Value
New York (continued)
$1,700,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/34	$2,057,913
1,080,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 12/15/28	1,092,508
8,720,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 12/15/29	8,820,451
2,750,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 12/15/30	2,781,510
Total Municipal Bonds (Cost $499,364,292)		491,931,612

CORPORATE BONDS — 0.8%
United States — 0.8%
5,000,000	Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	4,387,024
Total Corporate Bonds (Cost $5,000,000)		4,387,024

U.S. GOVERNMENT SECURITIES — 8.9%
U.S. Treasury Bonds — 1.1%
5,000,000	5.00%, 05/15/37	5,848,242
U.S. Treasury Notes — 7.8%
10,000,000	4.25%, 10/15/25	10,072,656
12,000,000	4.13%, 10/31/27	12,258,281
22,500,000	2.75%, 08/15/32	21,248,438
		43,579,375
Total U.S. Government Securities (Cost $49,154,366)		49,427,617

106

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2023 (Unaudited)

Shares		Value
INVESTMENT COMPANY — 1.0%
5,469,147	Federated Hermes Government Obligations Fund, 4.72%(d)	$5,469,147

Total Investment Company (Cost $5,469,147)		5,469,147
TOTAL INVESTMENTS — 99.1% (Cost $558,987,805)		$551,215,400
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		5,147,261
NET ASSETS — 100.0%		$556,362,661

(a)	Floating rate security. Rate shown is the rate in effect as of April 30, 2023.
(b)	These securities are subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at the stated maturity date.
(c)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(d)	The rate shown represents the current yield as of April 30, 2023.

The following abbreviation is used in the report:

GO — General Obligation

PORTFOLIO DIVERSIFICATION BY STATE (UNAUDITED)

State:	Percentage of Net Assets
New York	88.4%
Other*	11.6
100.0%

*	Includes cash and equivalents, Corporate Bonds, U.S. Government Securities, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

107

Old Westbury Funds, Inc.
Statements of Assets And Liabilities
April 30, 2023 (Unaudited)

	ALL CAP CORE FUND	LARGE CAP STRATEGIES FUND	SMALL & MID CAP STRATEGIES FUND	CREDIT INCOME FUND
ASSETS:
Investments, at fair value - unaffiliated	$2,955,679,724	$20,737,589,287	$7,922,951,496	$2,344,577,866
Foreign currency, at value (Cost $0, $84,247, $1,986,226 and $0 respectively)	—	84,251	1,979,332	—
Cash	3	264,115	1	—
Due from broker for collateral	—	610,000	—	1,310,000
Dividends and interest receivable	1,492,841	25,539,588	19,363,841	13,644,631
Receivable for Fund shares sold	756,490	5,146,719	2,427,333	826,620
Receivable for investments sold	12,312,619	—	18,664,384	3,589,282
Unrealized appreciation on swap contracts	—	—	—	330,819
Unrealized appreciation on forward foreign currency exchange contracts	—	1,200,106	—	—
Prepaid expenses	10,720	33,034	17,297	10,365
Total Assets	2,970,252,397	20,770,467,100	7,965,403,684	2,364,289,583
LIABILITIES:
Payable for Fund shares redeemed	2,405,272	7,757,209	1,291,628	974,418
Payable for investments purchased	2,736,963	—	37,099,682	3,172,526
Unrealized depreciation on swap contracts	—	—	—	754,221
Unrealized depreciation on unfunded floating rate loan interests	—	—	—	4,834
Unrealized depreciation on forward foreign currency exchange contracts	—	2,584,551	—	—
Deferred foreign capital gains tax liability (Note 8)	—	18,466,798	614,466	—
Accrued expenses and other payables:
Investment advisory	1,523,816	12,776,832	4,957,109	1,020,001
Administration and accounting - unaffiliated	154,591	1,009,797	513,477	210,438
Administration and accounting - affiliated	67,675	473,738	182,648	53,816
Shareholder servicing fee	451,164	3,158,249	1,217,659	358,775
Custody - unaffiliated	—	50,326	102,916	7,907
Custody - affiliated	45,056	447,279	9,985	—
Directors	16,636	120,790	47,934	11,929
Legal and audit	83,921	577,687	240,170	202,584
Other	78,897	565,925	177,345	84,714
Total Liabilities	7,563,991	47,989,181	46,455,019	6,856,163
NET ASSETS	$2,962,688,406	$20,722,477,919	$7,918,948,665	$2,357,433,420
NET ASSETS consist of:
Capital paid-in	$1,894,832,281	$16,217,337,340	$7,580,466,332	$2,919,731,859
Total distributable earnings/(accumulated loss)	1,067,856,125	4,505,140,579	338,482,333	(562,298,439)
NET ASSETS	$2,962,688,406	$20,722,477,919	$7,918,948,665	$2,357,433,420
Net Asset Value, maximum offering price and redemption price per share	$21.54	$15.70	$14.42	$8.23
Number of shares authorized	2,500,000,000	3,000,000,000	3,500,000,000	3,500,000,000
SHARES OF CAPITAL STOCK OUTSTANDING	137,535,744	1,320,101,863	548,977,117	286,369,832
INVESTMENTS, AT COST	$2,032,083,329	$15,827,379,733	$7,474,485,058	$2,768,896,007

See Notes to Financial Statements.

108

Old Westbury Funds, Inc.
Statements of Assets and Liabilities - (Continued)
April 30, 2023 (Unaudited)

	FIXED INCOME FUND	MUNICIPAL BOND FUND	CALIFORNIA MUNICIPAL BOND FUND	NEW YORK MUNICIPAL BOND FUND
ASSETS:
Investments, at fair value - unaffiliated	$1,422,642,159	$4,007,709,656	$325,433,184	$551,215,400
Cash	1	—	1	—
Dividends and interest receivable	10,717,469	45,994,635	4,300,967	7,523,003
Receivable for Fund shares sold	577,760	2,577,866	—	22,000
Receivable for investments sold	—	38,041,668	—	—
Prepaid expenses	8,767	12,387	7,158	7,539
Total Assets	1,433,946,156	4,094,336,212	329,741,310	558,767,942
LIABILITIES:
Payable for Fund shares redeemed	682,892	3,232,634	—	2,072,742
Payable for investments purchased	—	127,197,388	—	—
Accrued expenses and other payables:
Investment advisory	316,144	890,223	65,573	118,472
Administration and accounting - unaffiliated	88,174	243,409	34,154	53,849
Administration and accounting - affiliated	32,991	91,550	7,525	12,905
Shareholder servicing fee	219,938	610,332	50,170	86,036
Custody - affiliated	16,496	45,774	3,763	6,453
Directors	5,993	16,095	1,375	2,433
Legal and audit	41,769	106,315	25,209	23,700
Other	42,404	111,651	24,119	28,691
Total Liabilities	1,446,801	132,545,371	211,888	2,405,281
NET ASSETS	$1,432,499,355	$3,961,790,841	$329,529,422	$556,362,661
NET ASSETS consist of:
Capital paid-in	$1,574,536,288	$4,130,827,176	$342,356,710	$577,484,807
Total accumulated loss	(142,036,933)	(169,036,335)	(12,827,288)	(21,122,146)
NET ASSETS	$1,432,499,355	$3,961,790,841	$329,529,422	$556,362,661
Net Asset Value, maximum offering price and redemption price per share	$10.26	$11.57	$9.78	$9.89
Number of shares authorized	2,000,000,000	2,000,000,000	2,000,000,000	2,000,000,000
SHARES OF CAPITAL STOCK OUTSTANDING	139,650,665	342,350,182	33,703,677	56,246,366
INVESTMENTS, AT COST	$1,473,894,859	$4,058,736,111	$326,605,393	$558,987,805

See Notes to Financial Statements.

109

Old Westbury Funds, Inc.
Statements of Operations
For the Period Ended April 30, 2023 (Unaudited)

	ALL CAP CORE FUND	LARGE CAP STRATEGIES FUND	SMALL & MID CAP STRATEGIES FUND	CREDIT INCOME FUND
INVESTMENT INCOME:
Interest	$1,887,815	$10,232,415	$1,089,554	$56,493,177
Dividends - unaffiliated	16,285,145	165,134,728	58,747,876	9,519,391
Foreign tax withheld	(230,942)	(3,345,777)	(4,159,352)	—
Total investment income	17,942,018	172,021,366	55,678,078	66,012,568
EXPENSES:
Investment advisory fees	9,647,971	80,636,057	32,949,629	6,534,240
Shareholder servicing fees	2,854,170	19,926,566	7,752,854	2,240,844
Administration and accounting fees - unaffiliated	229,622	1,489,513	700,122	265,165
Administration and accounting fees - affiliated	428,126	2,988,985	1,162,928	336,127
Custodian fees - unaffiliated	—	87,545	756,711	34,975
Custodian fees - affiliated	263,289	2,172,028	111,329	—
Directors fees and expenses	37,471	260,200	100,922	30,299
Insurance premiums	11,761	36,236	18,972	11,372
Legal and audit fees	59,133	371,215	152,915	117,477
Printing and postage fees	12,942	63,629	31,300	11,409
Registration fees	17,956	42,290	43,301	25,634
Transfer agent fees	141,062	940,037	362,854	116,031
Miscellaneous expenses	9,130	48,247	34,554	14,645
Total expenses	13,712,633	109,062,548	44,178,391	9,738,218
Expenses waived by Advisor	—	—	(1,537,695)	(214,630)
Net expenses	13,712,633	109,062,548	42,640,696	9,523,588
NET INVESTMENT INCOME	4,229,385	62,958,818	13,037,382	56,488,980
NET REALIZED AND CHANGE IN UNREALIZED GAIN/(LOSS) ON INVESTMENTS, FUTURES CONTRACTS, SWAP AGREEMENTS, FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS, FOREIGN CURRENCY TRANSACTIONS, AND FOREIGN CAPITAL GAINS TAXES:
Net realized gain/(loss) on:
Investments	151,434,993	138,010,418	74,296,244	(88,105,137)
Futures contracts	—	—	—	1,694,278
Swap agreements	—	—	—	(23,970,768)
Foreign currency transactions	(87,999)	(1,130,951)	303,917	—
Foreign capital gains tax	—	(2,058,806)	(682)	—
Net change in unrealized appreciation/(depreciation) on:
Investments	95,576,219	1,710,671,859	489,351,802	152,894,536
Swap agreements	—	—	—	27,857,855
Forward foreign currency exchange contracts	—	(1,384,445)	—	—
Foreign currency transactions	13,298	394,043	172,900	—
Deferred foreign capital gains taxed on unrealized appreciation/(depreciation)	—	2,493,483	(251,041)	—
Unfunded loan commitments	—	—	—	(846)
Net realized and change in unrealized gain/(loss) on investments, futures contracts, swap agreements, forward foreign currency exchange contracts, foreign currency transactions, and foreign capital gains taxes	246,936,511	1,846,995,601	563,873,140	70,369,918
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$251,165,896	$1,909,954,419	$576,910,522	$126,858,898

See Notes to Financial Statements.

110

Old Westbury Funds, Inc.
Statements of Operations - (Continued)
For the Period Ended April 30, 2023 (Unaudited)

	FIXED INCOME FUND	MUNICIPAL BOND FUND	CALIFORNIA MUNICIPAL BOND FUND	NEW YORK MUNICIPAL BOND FUND
INVESTMENT INCOME:
Interest	$20,412,363	$44,113,845	$4,052,921	$6,323,753
Dividends - unaffiliated	38,615	246,177	18,869	55,637
Total investment income	20,450,978	44,360,022	4,071,790	6,379,390
EXPENSES:
Investment advisory fees	2,816,512	7,134,038	716,780	1,223,289
Shareholder servicing fees	1,396,911	3,864,068	318,569	549,658
Administration and accounting fees - unaffiliated	122,648	328,252	42,640	65,348
Administration and accounting fees - affiliated	209,537	579,610	47,785	82,449
Custodian fees - affiliated	104,768	289,805	23,893	41,224
Directors fees and expenses	18,761	51,863	4,275	7,425
Insurance premiums	9,618	13,590	7,850	8,268
Legal and audit fees	34,415	74,082	11,673	14,614
Printing and postage fees	8,852	15,615	5,844	6,495
Registration fees	16,257	23,995	13,021	12,467
Transfer agent fees	71,794	187,765	20,677	32,065
Miscellaneous expenses	6,648	9,172	5,353	5,684
Total expenses	4,816,721	12,571,855	1,218,360	2,048,986
Expenses waived by Advisor	(835,524)	(1,559,260)	(310,439)	(482,461)
Net expenses	3,981,197	11,012,595	907,921	1,566,525
NET INVESTMENT INCOME	16,469,781	33,347,427	3,163,869	4,812,865
NET REALIZED AND CHANGE IN UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss on:
Investments	(29,976,112)	(16,228,864)	(3,965,717)	(3,552,027)
Net change in unrealized appreciation on:
Investments	83,902,848	175,275,994	16,162,582	26,501,753
Net realized and change in unrealized gain/(loss) on investments	53,926,736	159,047,130	12,196,865	22,949,726
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$70,396,517	$192,394,557	$15,360,734	$27,762,591

See Notes to Financial Statements.

111

Old Westbury Funds, Inc.
Statements of Changes in Net Assets

	ALL CAP CORE FUND
	FOR THE PERIOD ENDED APRIL 30, 2023 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2022
FROM OPERATIONS:
Net investment income	$4,229,385	$3,842,950
Net realized gain/(loss) on investments, futures contracts, swap agreements, foreign currency transactions and foreign capital gains tax	151,346,994	68,992,978
Net change in unrealized appreciation/(depreciation) on investments, swap agreements, forward foreign currency exchange contracts, foreign currency transactions, net of foreign deferred taxes	95,589,517	(836,052,718)
Net increase/(decrease) in net assets resulting from operations	251,165,896	(763,216,790)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income and net realized gains	(68,874,399)	(204,878,100)
Total distributions to shareholders	(68,874,399)	(204,878,100)

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	137,193,142	269,985,875
Reinvestment of distributions	41,256,915	136,677,933
Value of capital stock redeemed	(200,468,533)	(284,836,201)
Net increase/(decrease) in net assets resulting from capital stock transactions	(22,018,476)	121,827,607
Contributions from the Adviser (Note 6)	—	—
Net increase/(decrease) in net assets	160,273,021	(846,267,283)

NET ASSETS:
Beginning of period	2,802,415,385	3,648,682,668
End of period	$2,962,688,406	$2,802,415,385

CAPITAL SHARE TRANSACTIONS:
Shares sold	6,693,362	11,893,350
Shares issued as reinvestment of distributions	2,056,676	5,387,384
Shares redeemed	(9,636,351)	(12,454,985)
Net increase/(decrease) in shares outstanding	(886,313)	4,825,749

See Notes to Financial Statements.

112

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

LARGE CAP STRATEGIES FUND		SMALL & MID CAP STRATEGIES FUND		CREDIT INCOME FUND
FOR THE PERIOD ENDED APRIL 30, 2023 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2022	FOR THE PERIOD ENDED APRIL 30, 2023 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2022	FOR THE PERIOD ENDED APRIL 30, 2023 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2022

$62,958,818	$65,193,329	$13,037,382	$41,910,908	$56,488,980	$122,298,245

134,820,661	(485,059,236)	74,599,479	(159,657,152)	(110,381,627)	(41,461,956)

1,712,174,940	(5,724,412,214)	489,273,661	(2,640,062,793)	180,751,545	(623,285,431)
1,909,954,419	(6,144,278,121)	576,910,522	(2,757,809,037)	126,858,898	(542,449,142)

(119,244,027)	(1,588,764,828)	(38,864,269)	(658,940,089)	(54,823,812)	(126,255,193)
(119,244,027)	(1,588,764,828)	(38,864,269)	(658,940,089)	(54,823,812)	(126,255,193)

917,066,987	2,504,443,149	669,402,541	1,448,477,615	492,103,111	483,715,552
37,575,695	940,700,749	12,301,907	359,439,739	21,005,546	48,891,447
(1,406,004,718)	(2,074,561,065)	(654,785,485)	(784,024,135)	(549,723,420)	(492,465,479)
(451,362,036)	1,370,582,833	26,918,963	1,023,893,219	(36,614,763)	40,141,520
—	3,103,041	—	—	—	—
1,339,348,356	(6,359,357,075)	564,965,216	(2,392,855,907)	35,420,323	(628,562,815)

19,383,129,563	25,742,486,638	7,353,983,449	9,746,839,356	2,322,013,097	2,950,575,912
$20,722,477,919	$19,383,129,563	$7,918,948,665	$7,353,983,449	$2,357,433,420	$2,322,013,097

61,037,119	151,613,435	46,596,519	91,215,022	59,689,257	51,371,449
2,554,432	51,097,270	882,490	20,387,960	2,564,882	5,455,540
(93,680,537)	(132,587,268)	(46,131,552)	(53,157,162)	(67,208,630)	(56,181,752)
(30,088,986)	70,123,437	1,347,457	58,445,820	(4,954,491)	645,237

See Notes to Financial Statements.

113

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

	FIXED INCOME FUND
	FOR THE PERIOD ENDED APRIL 30, 2023 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2022
FROM OPERATIONS:
Net investment income	$16,469,781	$20,120,014
Net realized (loss) on investments	(29,976,112)	(42,464,119)
Net change in unrealized appreciation/(depreciation) on investments	83,902,848	(143,193,271)
Net increase/(decrease) in net assets resulting from operations	70,396,517	(165,537,376)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income and net realized gains	(17,501,896)	(30,396,014)
Total distributions to shareholders	(17,501,896)	(30,396,014)

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	129,573,275	269,774,377
Reinvestment of distributions	10,189,052	18,749,556
Value of capital stock redeemed	(153,695,060)	(267,744,423)
Net increase/(decrease) in net assets resulting from capital stock transactions	(13,932,733)	20,779,510
Net increase/(decrease) in net assets	38,961,888	(175,153,880)

NET ASSETS:
Beginning of period	1,393,537,467	1,568,691,347
End of period	$1,432,499,355	$1,393,537,467

CAPITAL SHARE TRANSACTIONS:
Shares sold	12,773,301	25,284,483
Shares issued as reinvestment of distributions	1,005,039	1,771,658
Shares redeemed	(15,204,771)	(25,468,003)
Net increase/(decrease) in shares outstanding	(1,426,431)	1,588,138

See Notes to Financial Statements.

114

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

MUNICIPAL BOND FUND		CALIFORNIA MUNICIPAL BOND FUND		NEW YORK MUNICIPAL BOND FUND
FOR THE PERIOD ENDED APRIL 30, 2023 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2022	FOR THE PERIOD ENDED APRIL 30, 2023 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2022	FOR THE PERIOD ENDED APRIL 30, 2023 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2022

$33,347,427	$39,801,233	$3,163,869	$3,882,540	$4,812,865	$6,920,823
(16,228,864)	(107,989,016)	(3,965,717)	(8,334,315)	(3,552,027)	(10,659,263)
175,275,994	(278,081,431)	16,162,582	(22,236,919)	26,501,753	(44,663,540)
192,394,557	(346,269,214)	15,360,734	(26,688,694)	27,762,591	(48,401,980)

(32,286,773)	(86,177,456)	(2,981,568)	(6,712,164)	(4,725,755)	(9,206,887)
(32,286,773)	(86,177,456)	(2,981,568)	(6,712,164)	(4,725,755)	(9,206,887)

448,401,804	687,577,929	49,284,243	73,626,405	64,156,574	113,857,196
7,704,167	38,470,492	1,178,003	3,590,400	1,450,384	4,278,078
(468,781,747)	(713,489,605)	(48,199,365)	(75,083,515)	(78,348,328)	(141,003,328)
(12,675,776)	12,558,816	2,262,881	2,133,290	(12,741,370)	(22,868,054)
147,432,008	(419,887,854)	14,642,047	(31,267,568)	10,295,466	(80,476,921)

3,814,358,833	4,234,246,687	314,887,375	346,154,943	546,067,195	626,544,116
$3,961,790,841	$3,814,358,833	$329,529,422	$314,887,375	$556,362,661	$546,067,195

38,879,563	58,523,834	5,050,351	7,470,117	6,519,158	11,416,511
669,910	3,192,059	121,366	356,533	147,769	423,572
(40,895,796)	(61,492,673)	(4,986,214)	(7,649,338)	(7,994,893)	(14,332,904)
(1,346,323)	223,220	185,503	177,312	(1,327,966)	(2,492,821)

See Notes to Financial Statements.

115

Old Westbury Funds, Inc.
All Cap Core Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2023 (Unaudited)		YEAR ENDED OCTOBER 31,
			2022	2021	2020	2019	2018
Net asset value, beginning of period	$20.25		$27.31	$20.18	$18.84	$17.08	$16.50
Investment operations:
Net investment income/(loss)(a)	0.03		0.03	(0.02)	0.02	0.09	0.07
Net realized and unrealized gain/(loss)	1.76		(5.55)	7.85	3.02	2.44	0.84
Total from investment operations	1.79		(5.52)	7.83	3.04	2.53	0.91
Distributions:	0.5		1.54	0.7	–	–	–
Net investment income	(0.04)		—	(0.01)	(0.08)	(0.08)	(0.09)
Net realized gains	(0.46)		(1.54)	(0.69)	(1.62)	(0.69)	(0.24)
Total distributions	(0.50)		(1.54)	(0.70)	(1.70)	(0.77)	(0.33)
Net asset value, end of period	$21.54		$20.25	$27.31	$20.18	$18.84	$17.08
Total return	9.0	%(b)	(21.3)%	39.8%	17.3%	15.7%	5.6%
Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$2,962,688		$2,802,415	$3,648,683	$2,283,906	$1,766,287	$1,839,663
Ratio of expenses to average net assets before expense waivers(c)	0.96	%(d)	0.96%	0.96%	0.97%	0.98%	0.98%
Ratio of expenses to average net assets after expense waivers	0.96	%(d)	0.96%	0.96%	0.97%	0.98%	0.98%
Ratio of net investment income/(loss) to average net assets	0.30	%(d)	0.12%	(0.10)%	0.10%	0.51%	0.42%
Portfolio turnover rate	26	%(b)	54%	30%	43%	31%	38%

(a)	Calculated based on the average shares method for the period.
(b)	Not Annualized.
(c)	There were no voluntary fee reductions during the period.
(d)	Annualized.

See Notes to Financial Statements.

116

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2023 (Unaudited)		YEAR ENDED OCTOBER 31,
			2022		2021	2020	2019	2018
Net asset value, beginning of period	$14.36		$20.11		$15.26	$14.99	$13.87	$14.85
Investment operations:
Net investment income(a)	0.05		0.05		0.01	0.07	0.13	0.13
Net realized and unrealized gain/(loss)	1.38		(4.56)		5.08	0.94	1.58	(0.26)
Total from investment operations	1.43		(4.51)		5.09	1.01	1.71	(0.13)
Distributions:
Net investment income	(0.09)		(0.00	)(b)	(0.05)	(0.12)	(0.14)	(0.10)
Net realized gains	—		(1.24)		(0.19)	(0.62)	(0.45)	(0.75)
Total distributions	(0.09)		(1.24)		(0.24)	(0.74)	(0.59)	(0.85)
Net asset value, end of period	$15.70		$14.36		$20.11	$15.26	$14.99	$13.87
Total return	10.0	%(c)	(23.8)%		33.6%	7.0%	12.9%	(1.1)%
Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$20,722,478		$19,383,130		$25,742,487	$17,609,533	$17,001,879	$16,499,149
Ratio of expenses to average net assets before expense waivers(d)(e)	1.09	%(f)	1.09%		1.09%	1.10%	1.10%	1.11%
Ratio of expenses to average net assets after expense waivers	1.09	%(f)	1.09%		1.09%	1.10%	1.10%	1.11%
Ratio of net investment income to average net assets	0.63	%(f)	0.29%		0.05%	0.48%	0.93%	0.86%
Portfolio turnover rate	13	%(c)	52%		43%	76%	73%	38%

(a)	Calculated based on the average shares method for the period.
(b)	Amount is greater than $(0.005) per share.
(c)	Not Annualized.
(d)	When counterparties post cash collateral with respect to various derivative transactions, the Fund may invest the collateral and receive interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expenses on the Statements of Operations and expense ratio.
(e)	There were no voluntary fee reductions during the period.
(f)	Annualized.

See Notes to Financial Statements.

117

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2023 (Unaudited)		YEAR ENDED OCTOBER 31,
			2022	2021	2020	2019	2018
Net asset value, beginning of period	$13.43		$19.92	$15.57	$15.39	$15.85	$17.49
Investment operations:
Net investment income/(loss)(a)	0.02		0.08	(0.02)	0.03	0.09	0.08
Net realized and unrealized gain/(loss)	1.04		(5.22)	4.97	0.88	1.10	(0.47)
Total from investment operations	1.06		(5.14)	4.95	0.91	1.19	0.39
Distributions:
Net investment income	(0.07)		(0.02)	(0.03)	(0.09)	(0.09)	(0.11)
Net realized gains	—		(1.33)	(0.57)	(0.64)	(1.56)	(1.14)
Total distributions	(0.07)		(1.35)	(0.60)	(0.73)	(1.65)	(1.25)
Net asset value, end of period	$14.42		$13.43	$19.92	$15.57	$15.39	$15.85
Total return	7.9	%(b)	(27.4)%	32.1%	5.9%	9.4%	(2.6)%
Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$7,918,949		$7,353,983	$9,746,839	$6,765,243	$6,278,441	$6,222,492
Ratio of expenses to average net assets before expense waivers(c)	1.14	%(d)	1.14%	1.14%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets after expense waivers	1.10	%(d)	1.10%	1.10%	1.11%	1.11%	1.11%
Ratio of net investment income/(loss) to average net assets	0.34	%(d)	0.50%	(0.10)%	0.17%	0.58%	0.48%
Portfolio turnover rate	22	%(b)	81%	46%	65%	52%	62%

(a)	Calculated based on the average shares method for the period.
(b)	Not Annualized.
(c)	When counterparties post cash collateral with respect to various derivative transactions, the Fund may invest the collateral and receive interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expenses on the Statements of Operations and expense ratio.
(d)	Annualized.

See Notes to Financial Statements.

118

Old Westbury Funds, Inc.
Credit Income Fund
Financial Highlights

For a Share Outstanding Throughout the Period.

	SIX MONTHS ENDED APRIL 30, 2023 (Unaudited)		YEAR ENDED OCTOBER 31,		PERIOD FROM OCTOBER 1, 2020(a) TO OCTOBER 31, 2020
			2022	2021
Net asset value, beginning of period	$7.97		$10.15	$9.99	$10.00
Investment operations:
Net investment income(b)	0.21		0.40	0.43	0.05
Net realized and unrealized gain/(loss)	0.25		(2.17)	0.15	(0.06)
Total from investment operations	0.46		(1.77)	0.58	(0.01)
Distributions:
Net investment income	(0.20)		(0.41)	(0.42)	—
Total distributions	(0.20)		(0.41)	(0.42)	—
Net asset value, end of period	$8.23		$7.97	$10.15	$9.99
Total return	5.8	%(c)	(17.8)%	5.9%	(0.1	)%(c)
Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$2,357,433		$2,322,013	$2,950,576	$1,939,199
Ratio of expenses to average net assets before expense waivers(d)	0.87	%(e)	0.86%	0.87%	0.94	%(e)
Ratio of expenses to average net assets after expense waivers	0.85	%(e)	0.85%	0.85%	0.85	%(e)
Ratio of net investment income to average net assets	5.04	%(e)	4.36%	4.23%	5.33	%(e)
Portfolio turnover rate	27	%(c)	22%	24%	1	%(c)

(a)	Commencement of Investment Operations.
(b)	Calculated based on the average shares method for the period.
(c)	Not Annualized.
(d)	When counterparties post cash collateral with respect to various derivative transactions, the Fund may invest the collateral and receive interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expenses on the Statements of Operations and expense ratio.
(e)	Annualized.

See Notes to Financial Statements.

119

Old Westbury Funds, Inc.
Fixed Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2023 (Unaudited)		YEAR ENDED OCTOBER 31,
			2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.88		$11.25	$11.82	$11.43	$10.75	$11.11
Investment operations:
Net investment income(a)	0.12		0.14	0.11	0.16	0.21	0.19
Net realized and unrealized gain/(loss)	0.39		(1.30)	(0.25)	0.43	0.69	(0.35)
Total from investment operations	0.51		(1.16)	(0.14)	0.59	0.90	(0.16)
Distributions:
Net investment income	(0.13)		(0.19)	(0.19)	(0.20)	(0.22)	(0.20)
Net realized gains	—		(0.02)	(0.24)	—	—	—
Total distributions	(0.13)		(0.21)	(0.43)	(0.20)	(0.22)	(0.20)
Net asset value, end of period	$10.26		$9.88	$11.25	$11.82	$11.43	$10.75
Total return	5.1	%(b)	(10.4)%	(1.2)%	5.2%	8.4%	(1.5)%
Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$1,432,499		$1,393,537	$1,568,691	$1,669,086	$1,492,818	$865,030
Ratio of expenses to average net assets before expense waivers	0.69	%(c)	0.69%	0.68%	0.68%	0.70%	0.72%
Ratio of expenses to average net assets after expense waivers	0.57	%(c)	0.57%	0.57%	0.57%	0.57%	0.62%
Ratio of net investment income to average net assets	2.36	%(c)	1.33%	0.97%	1.39%	1.93%	1.70%
Portfolio turnover rate	35	%(b)	56%	58%	87%	34%	49%

(a)	Calculated based on the average shares method for the period.
(b)	Not Annualized.
(c)	Annualized.

See Notes to Financial Statements.

120

Old Westbury Funds, Inc.
Municipal Bond Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2023 (Unaudited)		YEAR ENDED OCTOBER 31,
			2022	2021	2020	2019	2018
Net asset value, beginning of period	$11.10		$12.33	$12.52	$12.26	$11.63	$11.95
Investment operations:
Net investment income(a)	0.10		0.11	0.12	0.15	0.18	0.17
Net realized and unrealized gain/(loss)	0.47		(1.09)	(0.12)	0.26	0.62	(0.33)
Total from investment operations	0.57		(0.98)	0.00	0.41	0.80	(0.16)
Distributions:
Net investment income	(0.10)		(0.11)	(0.12)	(0.15)	(0.17)	(0.16)
Net realized gains	—		(0.14)	(0.07)	—	—	—
Total distributions	(0.10)		(0.25)	(0.19)	(0.15)	(0.17)	(0.16)
Net asset value, end of period	$11.57		$11.10	$12.33	$12.52	$12.26	$11.63
Total return	5.1	%(b)	(8.1)%	(0.1)%	3.4%	6.9%	(1.4)%
Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$3,961,791		$3,814,359	$4,234,247	$4,201,639	$3,658,844	$2,297,532
Ratio of expenses to average net assets before expense waivers	0.65	%(c)	0.65%	0.65%	0.65%	0.66%	0.67%
Ratio of expenses to average net assets after expense waivers	0.57	%(c)	0.57%	0.57%	0.57%	0.57%	0.57%
Ratio of net investment income to average net assets	1.73	%(c)	0.97%	0.93%	1.21%	1.46%	1.41%
Portfolio turnover rate	24	%(b)	55%	58%	40%	26%	51%

(a)	Calculated based on the average shares method for the period.
(b)	Not Annualized.
(c)	Annualized.

See Notes to Financial Statements.

121

Old Westbury Funds, Inc.
California Municipal Bond Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2023 (Unaudited)		YEAR ENDED OCTOBER 31,			PERIOD FROM DECEMBER 4, 2018(a) TO OCTOBER 31, 2019
			2022	2021	2020
Net asset value, beginning of period	$9.39		$10.38	$10.57	$10.37	$10.00
Investment operations:
Net investment income(b)	0.10		0.12	0.11	0.12	0.12
Net realized and unrealized gain/(loss)	0.38		(0.91)	(0.11)	0.22	0.36
Total from investment operations	0.48		(0.79)	0.00	0.34	0.48
Distributions:
Net investment income	(0.09)		(0.11)	(0.11)	(0.12)	(0.11)
Net realized gains	—		(0.09)	(0.08)	(0.02)	—
Total distributions	(0.09)		(0.20)	(0.19)	(0.14)	(0.11)
Net asset value, end of period	$9.78		$9.39	$10.38	$10.57	$10.37
Total return	5.1	%(c)	(7.7)%	(0.1)%	3.3%	4.8	%(c)
Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$329,529		$314,887	$346,155	$400,367	$339,560
Ratio of expenses to average net assets before expense waivers	0.76	%(d)	0.77%	0.76%	0.76%	0.78	%(d)
Ratio of expenses to average net assets after expense waivers	0.57	%(d)	0.57%	0.57%	0.57%	0.57	%(d)
Ratio of net investment income to average net assets	1.99	%(d)	1.17%	1.03%	1.13%	1.32	%(d)
Portfolio turnover rate	39	%(c)	60%	25%	26%	41	%(c)

(a)	Commencement of Investment Operations.
(b)	Calculated based on the average shares method for the period.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

122

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2023 (Unaudited)		YEAR ENDED OCTOBER 31,			PERIOD FROM DECEMBER 4, 2018(a) TO OCTOBER 31, 2019
			2022	2021	2020
Net asset value, beginning of period	$9.48		$10.43	$10.55	$10.42	$10.00
Investment operations:
Net investment income(b)	0.09		0.11	0.11	0.12	0.13
Net realized and unrealized gain/(loss)	0.40		(0.91)	(0.05)	0.16	0.40
Total from investment operations	0.49		(0.80)	0.06	0.28	0.53
Distributions:
Net investment income	(0.08)		(0.11)	(0.11)	(0.12)	(0.11)
Net realized gains	—		(0.04)	(0.07)	(0.03)	—
Total distributions	(0.08)		(0.15)	(0.18)	(0.15)	(0.11)
Net asset value, end of period	$9.89		$9.48	$10.43	$10.55	$10.42
Total return	5.2	%(c)	(7.7)%	0.6%	2.7%	5.4	%(c)
Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$556,363		$546,067	$626,544	$582,500	$498,852
Ratio of expenses to average net assets before expense waivers	0.75	%(d)	0.74%	0.74%	0.75%	0.77	%(d)
Ratio of expenses to average net assets after expense waivers	0.57	%(d)	0.57%	0.57%	0.57%	0.57	%(d)
Ratio of net investment income to average net assets	1.75	%(d)	1.14%	1.01%	1.13%	1.42	%(d)
Portfolio turnover rate	27	%(c)	45%	23%	37%	29	%(c)

(a)	Commencement of Investment Operations.
(b)	Calculated based on the average shares method for the period.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

123

Old Westbury Funds, Inc.
Notes to Financial Statements
April 30, 2023 (Unaudited)

1.	Organization:

Old Westbury Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on August 26, 1993 and commenced operations on October 22, 1993. The Corporation is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Corporation’s Board of Directors (the “Board”) are permitted to create an unlimited number of series, each with one or more separate classes of shares. As of April 30, 2023, the Corporation consisted of eight separate investment portfolios (each series individually referred to as a “Fund” and collectively as the “Funds”) shown below:

Fund Name	Investment Objective
Old Westbury All Cap Core Fund (“All Cap Core Fund”)	Long-term capital appreciation.
Old Westbury Large Cap Strategies Fund (“Large Cap Strategies Fund”)	Long-term capital appreciation.
Old Westbury Small & Mid Cap Strategies Fund (“Small & Mid Cap Strategies Fund”)	Long-term capital appreciation.
Old Westbury Credit Income Fund (“Credit Income Fund”)	Income and capital appreciation.
Old Westbury Fixed Income Fund (“Fixed Income Fund”)	Total return (consisting of current income and capital appreciation).
Old Westbury Municipal Bond Fund (“Municipal Bond Fund”)	Total return (consisting of current income that is exempt from regular federal income tax and capital appreciation).
Old Westbury California Municipal Bond Fund (“California Municipal Bond Fund”)	Total return (consisting of current income that is exempt from regular federal and California income tax and capital appreciation).
Old Westbury New York Municipal Bond Fund (“New York Municipal Bond Fund”)	Total return (consisting of current income that is exempt from regular federal and New York income tax and capital appreciation).

The Corporation has authorized a total of 20.5 billion shares of common stock (par value $0.001 per share).

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties for the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation. However, based on experience, the Corporation expects the risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants such as the Corporation.

The Corporation qualifies as an investment company and follows accounting and reporting guidance as defined by the FASB in ASC 946, Financial Services - Investment Companies.

A. Valuation of Investments. Readily marketable equity securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) and, if no NOCP is available, then at the last reported sales price. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the securities are valued using a broker-dealer quote or an approved pricing service. Equity securities traded on more than one national securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

124

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2023 (Unaudited)

Readily marketable equity securities traded in the over-the-counter market (“OTC”), including listed securities whose primary market is believed by Bessemer Investment Management LLC (“BIM”), or a sub-adviser, as applicable, to be over-the-counter, are valued at the mean of the latest bid and asked prices using a broker-dealer or an approved pricing service.

Shares of open-end investment companies are valued at the latest net asset value (“NAV”) reported by the investment company. Shares of investment companies that are traded intra-day on an exchange, such as exchange traded funds and closed-end funds, will be valued at the last sale price as reflected at the close of the regular trading session of such exchange.

Debt instruments are valued on the basis of prices obtained from a broker-dealer or an approved pricing service.

Foreign securities generally are valued in their national currency at the latest available quoted sale price as of the close of trading on the foreign exchange or other principal market on which the security is traded. In the absence of current trade activity, the securities will be valued at the mean of the latest bid/ask quotations. As described below, this value is then converted into its U.S. dollar equivalent using the daily rate of exchange at the time of a Fund’s NAV calculation (normally 4:00 p.m. Eastern Time).

Forward currency contracts are valued at the mean between the bid and the asked prices. Quotations are available for regularly scheduled settlement dates such as on a 1-,2-,3-,4-,5-,6-,9-, and 12-month basis. Over-the-counter derivatives, such as swaps and non-exchange traded options and futures are valued on the basis of counterparty valuation quotations or dealer quotations, subject to review by BIM, or a sub-adviser with BIM’s oversight where appropriate. An approved pricing service may also be used to price these instruments. Exchange-traded swaps, options and futures contracts and options thereon are valued at their last sale or settlement price as of the close of such exchanges or, if no sales are reported, at the mean between the last reported bid and asked prices. Repurchase agreements are valued at the original cost. Contracts for long puts and calls are valued at the bid price and short puts and calls are valued at the offering price of a broker-dealer or an exchange. Generally, options, rights/warrants and other “when-issued” securities follow the same pricing methods as equity securities.

Securities and other investments for which market quotations are not readily available are valued pursuant to policies and procedures established by the Board. The Board has designated BIM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act, and delegated to BIM the responsibility for making fair value determinations with respect to the Funds’ portfolio holdings. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. For example, securities that may be subject to fair valuation include, but are not limited to: (1) securities in which trading has been halted pending further news; (2) illiquid securities in which there is no trading market and no broker coverage; (3) stale priced securities; (4) securities that may have defaulted or de-listed from an exchange and are no longer trading; (5) any other security for which the Funds’ Pricing Committee, with input from the Adviser or sub-advisers, as applicable, believes that the last trading price does not represent a reliable current price; or (6) other investments, including derivatives for which readily available market quotations are not generally available. In addition, a Fund may fair value securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time as of which a Fund’s share price is calculated. Foreign exchanges typically close before the time as of which Fund share prices are calculated, and may be closed altogether on some days a Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those relating to a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant market fluctuations. There is no single standard for determining the fair value of a security or investment, but, rather, several factors are considered, including an evaluation of the forces that influence the market in which the security or investment is purchased or sold, in determining whether a market price is readily available and, if not, the security’s or other investment’s fair value.

In light of the judgment involved in fair value decisions, there can be no assurances that a fair value assigned to a particular security reflects a price for which a security has traded or will trade. Accordingly, when a Fund uses fair value to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities.

In the event of a change in the S&P 500 Index that is greater than predetermined levels approved by the Board, the Funds will utilize an approved pricing service that has been designated to determine fair value to price securities traded on any overseas exchange. Pricing service vendors base their valuations on a number of factors, including, but not limited to, actual transaction data, benchmark yields, market bids, market offers, quotations from dealers, credit risk spreads, interest rate spreads, proprietary pricing models, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements, specific deal information and other relationships observed in markets of comparable securities. In addition, foreign securities held by a Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold. Such fair valuations are categorized as Level 2 in the fair value hierarchy. Foreign securities that are valued based on market quotations are categorized as Level 1 in the fair value hierarchy. The All Cap Core Fund, Large Cap Strategies Fund, Small & Mid Cap Strategies Fund, and Credit Income Fund utilized a systematic fair valuation model provided by an independent third-party vendor to fair value certain securities 60 days during the period ended April 30, 2023. As a result on days when the index change exceeds predetermined levels, certain securities held by the Funds were transferred from Level 1 into Level 2. On any subsequent day when such index level is not

125

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2023 (Unaudited)

exceeded, certain securities held by the Funds were transferred from Level 2 back into Level 1. As of April 30, 2023, foreign securities were not fair valued as the change in the S&P 500 Index did not exceed the Funds’ predetermined Level.

The fair value of investments is determined in accordance with the valuation policies and procedures approved by the Board. BIM, as the valuation designee, is responsible for (i) periodically assessing any material risks associated with the determination of the fair value of a fund’s investments; (ii) establishing and applying fair value methodologies; (iii) testing the appropriateness of fair value methodologies; and (iv) overseeing and evaluating third-party pricing services. BIM has established a pricing committee (the “Pricing Committee”) to fulfill certain functions under the valuation policies and procedures. Investments for which a market quotation is not readily available are either categorized as Level 2 or 3 depending on the observability of the inputs used. The Pricing Committee may consider one or more factors in determining an investment’s fair value. The factors to be taken into account, to the extent relevant, typically include, but are not limited to: fundamental analytical data relating to the investment, the nature and duration of any restrictions on disposition of the investments, an evaluation of the forces that influence the market in which the investments are purchased or sold, the type of investment, financial statements and company filings, lack of marketability, the cost at date of purchase, good faith recommendation of the portfolio manager and any other relevant matters. When the fair valuation of investments use significant unobservable inputs, such investments will be categorized as Level 3 in the fair value hierarchy.

The significant unobservable inputs used in fair value measurement of the Funds’ Level 3 investments may include, where applicable: (i) an estimation of a normalized earnings level or projected cash flows for the company; (ii) the discounts applied to the last available price of the investment or a selection of comparable investments due to the lack of marketability of the investment; (iii) values or bid offers by dealers or other third parties; and (iv) the value associated with the latest round of financing. Significant changes in any of those inputs in isolation may result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to investments categorized within Level 3 in the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors including back testing of trigger related fair value prices, a regular review of key inputs and assumptions, reviews of missing and stale prices and price variance analysis, including investigation of unusual or unexpected pricing changes and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reviewed by the Funds’ Board.

B. Security Transactions and Related Investment Income. Security transactions are accounted for no later than the first NAV calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Realized gains and losses on security transactions are determined using the identified cost method for maximum tax benefit to shareholders. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Funds are informed of the dividends. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a reduction of cost of the related investment and/or realized gain. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is recognized on an accrual basis and includes where applicable, the amortization of premiums and accretion of discounts.

C. Payment-In-Kind Securities. The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statements of Assets and Liabilities.

For the period ended April 30, 2023, there were no in-kind payments received by the Funds with respect to PIK securities.

D. Foreign Currency Transactions. The books and records of the Funds are maintained in U.S. dollars. Investments and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates as of the date of the Statements of Assets and Liabilities. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and change in unrealized gain/(loss) on investments, swap agreements, forward foreign currency exchange contracts, and foreign currency transactions in the Statements of Operations.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies, including the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

126

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2023 (Unaudited)

E. Securities Sold. The Funds may sell securities short. A short sale is a transaction in which a Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. A Fund is obligated to replace the borrowed securities at their market price at the time of settlement. A Fund’s obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the broker to the extent required under applicable law and rules. Short sales by a Fund involve certain risks and special considerations.

The Funds may not always be able to close out a short position on favorable terms. Short sales involve the risk that a Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security short. The amount of such loss is theoretically unlimited (since it is limited only by the increase in value of the security sold short by a Fund). In contrast, the risk of loss from a long position is limited to a Fund’s investment in the long position, since its value cannot fall below zero. Short selling is a form of leverage which may lead to higher volatility of a Fund’s NAV or greater losses for a Fund. The Funds had no short sales outstanding at April 30, 2023.

F. Inflation-Protected Securities. The Funds may invest in inflation-protected securities, which unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

G. When-Issued and Delayed Delivery Securities. The Funds may purchase or sell securities that they are entitled to receive on a when-issued basis. The Funds may also purchase or sell securities on a delayed delivery basis. When-issued and delayed delivery securities involve risk that the security a Fund buys will lose value prior to its delivery. There is also a risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

H. Loan Participations and Assignments. The Credit Income Fund and Fixed Income Fund may invest in fixed or floating rate loans to U.S. companies, foreign entities, and U.S. subsidiaries of foreign entities made by one or more financial institutions. The rate of interest on a fixed-rate loan is generally a set amount. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally the Secured Overnight Financing Rate, the London InterBank Offered Rate, the Certificate of Deposit Rate of a designated U.S. bank, the prime rate of a designated U.S. bank, the Federal Funds rate, or another base lending rate used by commercial lenders. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower. A Fund may invest in loans that are investment grade, below investment grade (“junk”), or not rated by any nationally recognized statistical ratings organization. Loans that are rated lower than investment grade typically entail default and other risks greater than those associated with higher-rated loans. Generally, the lower the rating category, the riskier the investment. Typically, a Fund’s investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

Currently, the Credit Income Fund intends to invest in loans that are below investment grade and, to a lesser extent, unrated loans. The Credit Income Fund’s investments in loans are expected in most instances to be in the form of assignments. Generally, when a Fund purchases an assignment of a loan from a lender, it will step into the position of the lender and acquire direct rights against the borrower on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. The assignability of certain obligations may be restricted by the governing documentation as to the nature of the assignee such that the only way in which a Fund may acquire an interest in a loan is by purchasing a participation of interest and not an assignment. A Fund may have difficulty disposing of assignments and participation interests given these limitations and other factors.

In connection with floating rate loan interests, the Funds may also enter into unfunded loan commitments (“commitments”). In connection with these commitments, the Funds earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked- to-market daily, and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and Statements of Operations. As of April 30, 2023, the Credit Income Fund had the following unfunded floating rate loan interests:

	Borrower	Par	Commitment Amount	Value	Unrealized Depreciation
Credit Income	Vaca Morada	$1,933,509	$1,933,509	$1,928,675	$(4,834)
127

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2023 (Unaudited)

I. Credit Enhancements. Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; and third party insurance. The value of the obligations may be affected by changes in credit worthiness of the entities that provide any supporting letters of credit or other credit enhancements. The value of the obligations also will be affected by the exhaustion, termination or expiration of any credit enhancement.

J. Restricted and Illiquid Securities. The Funds may purchase securities which are subject to legal or contractual delays, restrictions, and costs on resale. Because of time limitations, the Funds might not be able to dispose of these securities at reasonable prices or at times advantageous to the Funds. Each Fund limits its illiquid investments to not more than 15% of its net assets. Illiquid investments, in general, are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

K. Distributions to Shareholders. Distributions from net investment income, if any, generally are declared and paid quarterly for the Credit Income Fund, Fixed Income Fund, Municipal Bond Fund, California Municipal Bond Fund and New York Municipal Bond Fund and at least annually for the All Cap Core Fund, Large Cap Strategies Fund and Small & Mid Cap Strategies Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

L. Expenses. Expenses that are directly related to one of the Funds are charged directly to that Fund on an accrual basis. Other operating expenses of the Corporation are prorated to each Fund on an accrual basis utilizing relative net assets or another reasonable basis.

3.	Principal Risks:

A. Market and Credit Risk.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by a Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; changes or perceived changes in economic conditions; overall market changes; local, regional or global political, social or economic events or instability, pandemics and epidemics and other conditions; and currency and interest rate and price fluctuations. Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. In addition, the securities of foreign companies also may be subject to the imposition of economic sanctions or other government restrictions. The risks of foreign investments are increased in emerging markets which may experience hyperinflation and have far lower trading volumes and less liquidity than developed markets. Changes in foreign currency exchange rates can affect the value of a Fund’s portfolio. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an entity with which a Fund has unsettled or open transactions may default. Financial assets, which potentially expose a Fund to credit and counterparty risks, consist principally of investments, receivables for securities sold and cash due from brokers. The Funds’ Adviser and sub-advisers, as applicable, review the creditworthiness of counterparties that they believe entail material credit risk in relation to the investment policies of a Fund. The extent of a Fund’s exposure to credit and counterparty risks with respect to these financial assets is generally represented by their values recorded in the Fund’s Statements of Assets and Liabilities.

In an organized attempt to contain and mitigate the effects of the COVID-19 pandemic, governments and businesses world-wide took aggressive measures, including businesses canceling dividends to preserve cash, governments closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 resulted in the disruption of and delays in the delivery of health care services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which contributed to increased volatility in global markets. The effects of COVID-19 have affected certain sectors and industries more dramatically than others, and the effects borne by some may continue to negatively affect the value of the issuers in those sectors and industries, which may adversely affect the value of a Fund’s investments in those sectors or industries. Other epidemics and pandemics that may arise in the future could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by other epidemics and pandemics may also exacerbate other pre-existing political, social and economic risks in certain countries.

In March 2022, the Board of Governors of the Federal Reserve System (the “Fed”) began a series of interest rate increases in response to sustained high levels of inflation. In addition, in May 2022, the Fed announced it would begin to reduce the size of its balance sheet, known as quantitative tightening. These changes followed years of low-interest rate policy in response to the COVID-19 pandemic and the 2008

128

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2023 (Unaudited)

financial crisis, during which the Fed kept the federal funds rate at a range of 0–2.5% and promised unlimited and open-ended quantitative easing, including purchases of corporate and municipal government bonds. The Fed’s policy in response to market conditions, including with respect to certain interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Market volatility, dramatic changes to interest rates and/or a return to unfavorable economic conditions may lower a Fund’s performance or impair a Fund’s ability to achieve its investment objective.

In response to political and military actions undertaken by Russia, the U.S., European Union, and other jurisdictions have imposed economic sanctions against certain Russian individuals, entities and sectors. These sanctions and the threat of further sanctions have resulted and may further result in the decline of the value and liquidity of Russian securities in which a fund may invest, a weakening of the ruble or other adverse consequences to the Russian economy. Sanctions could impact a fund’s performance, ability to invest in accordance with its investment program, to determine the overall value of its net assets, and to sell holdings as needed to meet shareholder redemptions.

B. Concentration Risk.

California Municipal Bond Fund and New York Municipal Fund invest a substantial amount of their assets in municipal obligations of issuers located in a single state. This may subject each Fund to the risk that economic, political or social issues impacting a particular state could have an adverse and disproportionate impact on the income from, or the value or liquidity of, each Fund’s respective portfolios. Investment percentages in specific states or U.S. territories are presented in the Portfolios of Investments.

C. LIBOR Discontinuance Risk.

Many financial instruments, financings or other transactions to which a Fund may be a party use or may use a floating rate. Historically, these floating rates have been largely based on the London Interbank Offered Rate (“LIBOR”). LIBOR was the offered rate at which major international banks could obtain wholesale, unsecured funding. At the end of 2021, certain LIBOR tenures were discontinued, but the most widely used LIBORs continued to be provided on a representative basis until June 30, 2023. In connection with supervisory guidance from U.S. regulators, some U.S. regulated entities ceased to enter into most new LIBOR contracts after January 1, 2022. In March 2022, the Federal Reserve Board recommended that the benchmark replacement be based on the Secured Overnight Financing Rate (“SOFR”).

The potential effect of the transition away from LIBOR on a Fund or the financial instruments in which a Fund invests cannot yet be determined. The unavailability and replacement of LIBOR may affect the value, liquidity or return on certain Fund investments. Management continues to evaluate the impact of the market transition to alternative reference rates, such as SOFR, evolves.

D. Shareholder Concentration Risk.

As of April 30, 2023, the following Funds had omnibus accounts which each owned more than 5% of a Fund’s outstanding shares as shown below:

	# of Omnibus Accounts	% of Fund
All Cap Core Fund	1	99.21%
Large Cap Strategies Fund	1	98.32%
Small & Mid Cap Strategies Fund	1	98.15%
Credit Income Fund	1	98.90%
Fixed Income Fund	1	99.41%
Municipal Bond Fund	1	99.38%
California Municipal Bond Fund	1	99.99%
New York Municipal Bond Fund	1	100.00%

4.	Fair Value Measurements:

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•       Level 1 - quoted prices generally in active markets for identical securities.

•       Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit ratings, etc.).

•       Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

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Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2023 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Funds’ investments as of April 30, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(a)	Total
All Cap Core Fund
Equity Securities	$2,673,576,817(b)	$129,950,032(b)	$—	$2,803,526,849
Exchange-Traded Funds	63,353,280	—	—	63,353,280
Investment Company	88,799,595	—	—	88,799,595
Total	$2,825,729,692	$129,950,032	$—	$2,955,679,724

Large Cap Strategies Fund
Equity Securities	$15,533,085,449(b)	$4,130,514,440(b)	$—	$19,663,599,889
Exchange-Traded Funds	607,442,683	—	—	607,442,683
Investment Company	462,307,277	—	—	462,307,277
Cash Sweep	4,239,438	—	—	4,239,438
Other financial instruments – Assets
Forward foreign currency exchange contracts	—	1,200,106(b)	—	1,200,106
Other financial instruments – Liabilities
Forward foreign currency exchange contracts	—	(2,584,551)(b)	—	(2,584,551)
Total	$16,607,074,847	$4,129,129,995	$—	$20,736,204,842

Small & Mid Cap Strategies Fund
Equity Securities
Australia	$1,141,841	$201,847,703	$2,280	$202,991,824
Austria	—	29,331,033	—	29,331,033
Belgium	—	20,284,168	—	20,284,168
Bermuda	8,177,400	—	—	8,177,400
Brazil	43,757,503	—	—	43,757,503
Canada	311,199,007	—	—	311,199,007
Chile	6,011,850	—	—	6,011,850
China	34,544,012	325,617,220	—	360,161,232
Costa Rica	2,932,137	—	—	2,932,137
Denmark	—	152,969,761	—	152,969,761
Finland	—	43,767,993	—	43,767,993
France	274,865	110,091,338	53,604	110,419,807
Germany	24,981	144,100,338	—	144,125,319
Greece	—	24,156,936	—	24,156,936
Hong Kong	—	54,697,776	—	54,697,776
Iceland	—	5,065,890	—	5,065,890
India	16,821,213	50,554,951	—	67,376,164
Indonesia	—	3,455,703	—	3,455,703
Ireland	8,180,118	3,026,178	—	11,206,296
Israel	132,853,287	33,864,547	—	166,717,834
Italy	5,642,653	84,864,670	—	90,507,323
Japan	—	619,371,938	—	619,371,938
Jersey Channel Islands	24,498,259	—	—	24,498,259
Luxembourg	3,281,102	644,776	—	3,925,878
Malaysia	—	4,733,124	—	4,733,124
Mexico	3,072,917	—	—	3,072,917
Netherlands	391,406	73,195,406	—	73,586,812
New Zealand	—	13,727,228	—	13,727,228
Norway	—	49,227,236	—	49,227,236
Peru	5,881,533	—	—	5,881,533
Poland	—	25,143,212	—	25,143,212
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	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(a)	Total
Portugal	$—	$9,668,196	$—	$9,668,196
Russia	—	—	0	0
Singapore	—	47,371,178	4,334	47,375,512
South Africa	7,817,098	18,485,033	—	26,302,131
South Korea	—	77,593,027	5,795,943	83,388,970
Spain	—	35,915,717	—	35,915,717
Sweden	65,743	100,704,529	—	100,770,272
Switzerland	9,626,706	171,937,908	—	181,564,614
Taiwan	—	63,114,157	—	63,114,157
Thailand	13,180,959	8,847,131	—	22,028,090
Turkey	—	12,825,134	—	12,825,134
United Kingdom	3,406,606	416,641,253	0	420,047,859
United States	3,047,338,108	8,742,411	0	3,056,080,519
Uruguay	15,154,864	—	—	15,154,864
Vietnam	—	903,060	—	903,060
Total Equity Securities	$3,705,276,168	$3,046,487,859	$5,856,161	$6,757,620,188
Master Limited Partnerships	4,848,548(b)	—	—	4,848,548
Rights/Warrants
Spain	—	—	59,472	59,472
United States	—	—	0	0
Total Rights/Warrants	$—	$—	$59,472	$59,472
Exchange-Traded Funds	785,196,971	—	—	785,196,971
U.S. Government Agencies	—	74,848,648	—	74,848,648
Investment Company	49,982,743	—	—	49,982,743
Cash Sweep	250,394,926	—	—	250,394,926
Total	$4,795,699,356	$3,121,336,507	$5,915,633	$7,922,951,496

Credit Income Fund
Preferred Stocks	$5,107,909(b)	$—	$—	$5,107,909
Exchange-Traded Funds	351,832,501	—	—	351,832,501
Bank Loans	—	—	7,117,455(b)	7,117,455
Corporate Bonds	—	200,737,820(b)	—	200,737,820
Asset-Backed Securities	—	366,904,199(b)	—	366,904,199
Non-Agency Mortgage-Backed Securities	—	518,439,260(b)	34,506,012(b)	552,945,272
U.S. Government Sponsored Agency Mortgage- Backed Securities	—	1,473,163(b)	—	1,473,163
U.S. Government Securities	—	746,097,810	—	746,097,810
Cash Sweep	112,361,737	—	—	112,361,737
Other financial instruments – Assets
Interest Rate Risk	—	330,819(b)	—	330,819
Other financial instruments – Liabilities
Interest Rate Risk	—	(754,221)(b)	—	(754,221)
Total	$469,302,147	$1,833,228,850	$41,623,467	$2,344,154,464

Fixed Income Fund
Municipal Bonds	$—	$10,044,042(b)	$—	$10,044,042
Corporate Bonds	—	351,496,572(b)	—	351,496,572
Asset-Backed Securities	—	90,526,031(b)	—	90,526,031
Non-Agency Mortgage-Backed Securities	—	460,781(b)	—	460,781
U.S. Government Securities	—	958,541,664	—	958,541,664
Investment Company	11,573,069	—	—	11,573,069
Total	$11,573,069	$1,411,069,090	$—	$1,422,642,159
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	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(a)	Total
Municipal Bond Fund
Municipal Bonds	$—	$3,713,289,880(b)	$—	$3,713,289,880
Corporate Bonds	—	46,628,931(b)	—	46,628,931
U.S. Government Securities	—	145,157,227	—	145,157,227
Investment Company	102,633,618	—	—	102,633,618
Total	$102,633,618	$3,905,076,038	$—	$4,007,709,656

California Municipal Bond Fund
Municipal Bonds	$—	$291,976,130(b)	$—	$291,976,130
Corporate Bonds	—	1,839,374(b)	—	1,839,374
U.S. Government Securities	—	24,791,075	—	24,791,075
Investment Company	6,826,605	—	—	6,826,605
Total	$6,826,605	$318,606,579	$—	$325,433,184

New York Municipal Bond Fund
Municipal Bonds	$—	$491,931,612(b)	$—	$491,931,612
Corporate Bonds	—	4,387,024(b)	—	4,387,024
U.S. Government Securities	—	49,427,617	—	49,427,617
Investment Company	5,469,147	—	—	5,469,147
Total	$5,469,147	$545,746,253	$—	$551,215,400

(a)	The Small & Mid Cap Strategies Fund held certain investments categorized as Level 3 that had a fair value less than 1% of NAV for the period ended April 30, 2023. In addition, with the exception of the Credit Income Fund, there were no significant purchases and sales during the period. As of April 30, 2023, the fair value of Level 3 assets as a percentage of NAV was 0.00% and 1.77% for the Small & Mid Cap Strategies Fund and the Credit Income Fund, respectively. The Funds’ instrument types classified as Level 3 investments are valued using recent transaction price or broker quotes.
(b)	The classification of the Fund’s investments into major categories or countries is disclosed in the respective Fund’s Portfolio of Investments and in Note 5 for derivatives.

During the period ended April 30, 2023, the Funds recognized no material transfers to/from Level 1 or Level 2. The Fund’s policy is to recognize transfers to/from Level 1, Level 2 and Level 3 at the end of the year utilizing fair value at the beginning of the period.

The following is a rollforward of Level 3 investments:

Credit Income Fund
Balance as of 10/31/2022 (value)	$46,511,337
Net accrued discounts (premiums)	213,240
Realized loss	(5,383)
Unrealized loss	(1,620,725)
Purchases	16,265,622
Sales (paydowns)	(2,677,715)
Transfer out	(17,062,909)
Balance as of 4/30/2023 (value)	$41,623,467
Net change in unrealized depreciation on investments still held at April 30, 2023	$(1,651,498)

5.	Derivative Instruments:

The Funds engage in various portfolio investment strategies utilizing derivatives both to increase the return of the Funds and/or to economically hedge, or protect, their exposure to, for example, interest rate movements, movements in the securities or commodities markets and currency value fluctuations. Derivatives are subject to a number of risks, including changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the Fund’s sensitivity to adverse market movements and may exaggerate a

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loss. Losses may arise if the value of the contract decreases due to, among other potentially adverse events, an unfavorable change in the price of the underlying security or commodity or if the counterparty does not perform under the contract. The use of derivatives can lead to losses because of relatively small adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by or potentially unlimited as a result of certain features of the derivatives.

The primary difference in risks associated with over-the-counter contracts and exchange-traded contracts is credit and liquidity risks. Over-the-counter contracts, as bilateral arrangements, contain credit risk from various counterparties for any unrealized gains for the duration of the contract. The credit risk related to exchange-traded contracts is minimal because the exchanges are viewed as presenting lower credit risk than bilateral counterparties. The Funds may mitigate counterparty risk on derivatives through master netting agreements included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement between a Fund and each of its counterparties. The ISDA Master Agreement allows each Fund to offset with its counterparty certain derivative financial instruments’ payables and/or receivables with collateral held with each counterparty. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts of up to $250,000. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

The Funds’ maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate net unrealized gain in excess of any collateral pledged by the counterparty to the Funds. For over-the-counter purchased options, the Funds bear the risk of loss in the amount of the premiums paid and positive change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate or require full collateralization of derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Funds to post additional collateral or accelerate payment of any net liability owed to the counterparty. There were no trigger events during the six months ended April 30, 2023.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as due from brokers for collateral and payable to brokers for collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments.

When counterparties post cash collateral with respect to various derivative transactions, a Fund may invest the collateral and receives interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in a Fund’s overall expenses on the Statements of Operations and expense ratio in the Financial Highlights.

As of April 30, 2023, the Funds had transactions subject to enforceable master netting arrangements (“MNA”). For reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements or another similar arrangement in the Statements of Assets and Liabilities. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

Large Cap Strategies Fund

Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset (a)	Non-cash Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets (c)

Barclays Bank Plc	$1,200,106	$(1,200,106)	$—	$—	$—
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Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset (a)	Non-cash Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities (c)

Barclays Bank Plc	$2,584,551	$(1,200,106)	$—	$(610,000)	$(774,445)

Credit Income Fund

Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset (a)	Non-cash Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets (c)

Barclays Bank Plc	$330,819	$(330,819)	$—	$—	$—

Credit Income Fund

Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset (a)	Non-cash Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities (c)

Barclays Bank Plc	$754,221	$(330,819)	$—	$(423,402)	$—

(a)	The amount of derivatives available for offset is limited to the amount of assets and/or liabilities that are subject to a MNA or another similar arrangement.
(b)	Excess of collateral received from/payable to the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from/payable to counterparty in the event of default.

The Funds may be subject to, among other risks, interest rate risk, equity price risk, commodity risk and foreign currency exchange risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

For open derivative instruments, please see the respective Fund’s Portfolio of Investments or details below:

	Fair Values of Derivative Instruments as of April 30, 2023
	Derivative Assets		Derivative Liabilities

Large Cap Strategies Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Forward Foreign Currency Exchange Risk	Unrealized appreciation on forward foreign currency exchange contracts	$1,200,106	Unrealized depreciation on forward foreign currency exchange contracts	$2,584,551
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	Fair Values of Derivative Instruments as of April 30, 2023
	Derivative Assets		Derivative Liabilities

Credit Income Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Interest Rate Risk	Unrealized appreciation on swap agreements	$330,819	Unrealized depreciation on swap agreements	$754,221

	The Effect of Derivative Instruments on the Statements of Operations For the Period Ended April 30, 2023 Net Realized Gain/(Loss) from Derivatives Recognized in Income

Credit Income Fund	Purchased Options and Structured Options (Investments)	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts	Total
Interest Rate Risk	$—	$—	$1,694,278	$(23,970,768)	$—	$(22,276,490)

	Net Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income

Large Cap Strategies Fund	Purchased Options and Structured Options (Investments)	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts	Total
Forward Foreign Currency Exchange Risk	$—	$—	$—	$—	$(1,384,445)	$(1,384,445)

Credit Income Fund	Purchased Options and Structured Options (Investments)	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts	Total
Interest Rate Risk	$—	$—	$—	$27,857,855	$—	$27,857,855

For the period ended April 30, 2023, the quarterly average volume of derivative activities were as follows:

	Large Cap Strategies Fund	Credit Income Fund
Forward Foreign Currency Contracts Sold (U.S. Dollar Amounts)	$100,000,000	$—
Total Return Swaps (Notional Amounts in U.S. Dollars)	—	125,000,000

A. Futures Contracts. The Funds may purchase and write (sell) futures contracts and options on futures contracts to gain exposure to, or hedge against, changes in the value of equity securities (equity risk), interest rates (interest rate risk) or commodity risk.

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Futures contracts are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the contract at the close of the last trading day and the price at which the contract was originally written. Upon entering into a futures contract, the Funds are required to pledge to a futures commission merchant an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the underlying instrument. The Funds recognize an unrealized gain or loss equal to the variation margin. These futures contracts permit the Funds to meet their objectives at a lower cost than investing directly in the underlying instruments or commodities, while permitting the equivalent of an investment in a portfolio of the underlying instruments or commodities. A potential risk to the Funds is that the change in value of the underlying securities or commodities may not correlate to the change in value of the contracts. Listed futures contracts involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade and exchanges are viewed as presenting lower credit risk than bilateral counterparties.

B. Forward Foreign Currency Exchange Contracts. The Funds (except Municipal Bond Fund, California Municipal Bond and New York Municipal Bond) may enter into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open. Risks may arise upon entering into these contracts from, for example, the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain on the contract.

The Funds may be required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount.

C. Swap Agreements. The Funds may enter into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into total return, interest rate and other swap agreements. Interest rate swap agreements generally involve the agreement by the Funds to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on counterparty valuation quotations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/(depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Portfolios of Investments under the caption “Swap Agreements”.

D. Options. The Funds may purchase and write (sell) put and call options on equity securities and stock index futures in order to gain exposure to or to protect against changes in the market.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon swap agreement at any time before the expiration of the option.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or

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deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears certain risks, including the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade and exchanges are viewed as presenting lower credit risk than bilateral counterparties. Transactions in certain over-the-counter options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid and unrealized gain (as purchaser) or the unrealized gain of the contract less the premium received (as writer).

The Credit Income Fund may invest in structured options to increase or decrease its exposure to an underlying index or group of securities (equity risk) or to increase or decrease its exposure to changes in foreign currency exchange rates (foreign currency exchange risk). These structured options may consist of single or multiple OTC options which are priced as a single security. Structured options may only be exercised at the expiration date, but may be transferred/sold prior to the expiration date. The value of a structured option may either increase or decrease with the underlying index or group of securities, depending on the combination of options used. Structured options are issued in units whereby each unit represents a structure based on a specific index with an initial reference strike price. Generally, the basis of the contracts is the premium received or paid which is recorded as an asset on the Statements of Assets and Liabilities. The amount of the asset is subsequently market-to-market to reflect the current market value of the structured option. When a structured option is transferred/sold or exercised, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. One type of structure involves the combination of selling a put while buying a call on a specific index. This option would rise in value as the underlying index increases and fall in value as the underlying index decreases. Alternatively, another structure involves the sale of a call and the purchase of a put. This option structure would rise in value as the underlying index decreases and fall in value as the underlying index increases. Upon the exercise of the structured option, the Fund will receive a payment from, or be required to remit a payment to the counterparty, depending on the value of the underlying index at exercise.

6.	Investment Advisory Fee, Administration Fee and Other Transactions:

A. Investment Advisory Fees. The Funds’ investment adviser is BIM, a wholly-owned subsidiary of Bessemer Trust Company, N.A. (“Besse-mer”). Bessemer is a subsidiary of The Bessemer Group, Incorporated (“BGI”). The investment advisory fee paid to BIM for advisory services is computed daily and paid monthly in accordance with the following schedule:

	First $500 million of average net assets	Next $500 million to $1 billion of average net assets	Average net assets exceeding $1 billion	Blended Advisory Rate
All Cap Core Fund	0.75%	0.70%	0.65%	0.68%
Credit Income Fund	0.65%	0.60%	0.55%	0.58%
Fixed Income Fund	0.45%	0.40%	0.35%	0.40%
Municipal Bond Fund	0.45%	0.40%	0.35%	0.37%
California Municipal Bond Fund	0.45%	0.40%	0.35%	0.45%
New York Municipal Bond Fund	0.45%	0.40%	0.35%	0.45%

Average net assets
Small & Mid Cap Strategies Fund	0.85%

	First $1.25 billion of average net assets	Next $1.25 billion to $2.5 billion of average net assets	Average net assets exceeding $2.5 billion	Blended Advisory Rate
Large Cap Strategies Fund	0.90%	0.85%	0.80%	0.81%
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BIM has retained Acadian Asset Management, LLC (“Acadian”), Artisan Partners Limited Partnership (“Artisan”), Baillie Gifford Overseas Limited (“Baillie Gifford”), Champlain Investment Partners, LLC (“Champlain”), and Polunin Capital Partners Limited (“Polunin”) as sub-advisers to each manage segments of the Small & Mid Cap Strategies Fund. Acadian, Artisan, Baillie Gifford, Champlain, and Polunin are paid for their services directly by BIM.

BIM has retained Baillie Gifford and Sands Capital Management, LLC (“Sands”) as sub-advisers to each manage a segment of the Large Cap Strategies Fund. Baillie Gifford and Sands are paid for their services directly by BIM.

BIM has retained BlackRock Financial Management, Inc. (“BlackRock”) and Muzinich & Co., Inc. (“Muzinich”) as sub-advisers to each manage a segment of the Credit Income Fund. BlackRock and Muzinich are paid for their services directly by BIM.

B. Administration, Fund Accounting, Transfer Agent and Underwriting Fees. The Corporation, on behalf of each Fund, has entered into an administrative oversight, supervision and coordination services agreement (the “Administrative Agreement”) with Bessemer, pursuant to which Bessemer and Bessemer Trust Company (“BTCO”), an affiliate of BIM, provide certain non- advisory services to the Funds, such as the maintenance of records, the provision of supervisory personnel and the monitoring of the other non-advisory service providers. Under the Administrative Agreement, each Fund pays an annual fee of 0.03% of its average daily net assets for such services. The Bank of New York Mellon (“BNY Mellon”) and BNY Mellon Investment Servicing (US) Inc. act as administrator and fund accounting agent and transfer agent, respectively, for the Funds pursuant to an Administration and Accounting Services Agreement and a Transfer Agency Services Agreement, respectively. Certain Officers of the Funds are also employees of BNY Mellon.

The Corporation entered into an Underwriting Agreement with Foreside Funds Distributors LLC for the limited purpose of acting as statutory underwriter to facilitate the registration and distribution of shares of the Funds.

C. Distribution and Shareholder Servicing Fees. The Funds have adopted a shareholder servicing plan (the “Shareholder Servicing Plan”) with Bessemer, pursuant to which Bessemer serves as a shareholder servicing agent and provides certain shareholder support services. Bessemer may engage shareholder sub-servicing agents, such as broker/dealers, banks, trust companies, investment advisers, and other financial institutions and intermediaries to provide certain shareholder support services and is solely responsible for paying each such shareholder sub-servicing agent from the fee it receives from each of the Funds. Each Fund pays for shareholder support services an annual fee of 0.20% of its average daily net assets. The shareholder servicing fee commitment arrangements may be changed or terminated at any time with the approval of the Board. Bessemer, however, does not have the ability to recapture fees currently being waived at a later date.

D. Custody Fees. The All Cap Core Fund, Fixed Income Fund, Municipal Bond Fund, California Municipal Bond Fund, and New York Municipal Bond Fund have each retained BTCO, a wholly-owned subsidiary of BGI, to serve as their custodian. The Large Cap Strategies Fund and the Small & Mid Cap Strategies Fund each has retained BTCO to serve as their co-custodian. Pursuant to the Funds’ Custody Agreements, BTCO is responsible for maintaining the custody of these Funds’ securities and cash. BTCO serves as custodian for the Small & Mid Cap Strategies Fund only with respect to equity securities of U.S. companies (other than exchange-traded funds) and securities in the form of depositary receipts directly managed by BIM, income, other payments and distributions issued with respect to such securities, proceeds of the sale of such securities, and cash, cash equivalents and money market instruments received and held by BTCO from time to time on behalf of the Small & Mid Cap Strategies Fund. BTCO also serves as custodian for the Large Cap Strategies Fund except for assets managed by Baillie Gifford. For providing these services, BTCO receives a fee calculated and paid monthly at the annual rate of 0.065% of the average daily net assets of the non-U.S. investments for All Cap Core Fund and Large Cap Strategies Fund and 0.015% of the average daily net assets of each of the Fixed Income Fund, Municipal Bond Fund, California Municipal Bond Fund, and New York Municipal Bond Fund or portion thereof for the Small & Mid Cap Strategies Fund and U.S. investments for All Cap Core Fund and Large Cap Strategies Fund. The Credit Income Fund has retained Citibank, N.A. (“Citibank”) to serve as its custodian and the Small & Mid Cap Strategies Fund and Large Cap Strategies Fund have retained Citibank to serve as its co-custodian. Citibank is responsible for maintaining the custody of these Funds’ securities and cash, assets of the Small & Mid Cap Strategies Fund managed by the sub-advisers, and assets of the Large Cap Strategies Fund managed by Baillie Gifford. For providing these services, Citibank receives a fee from each Fund calculated daily and paid monthly based on safekeeping and transaction fees that vary by country.

E. Fee Waivers. BIM may voluntarily waive a portion of its advisory fee to limit the Funds’ total expenses. BIM may terminate this voluntary waiver at any time. BIM, however, does not have the ability to recapture fees currently being waived at a later date. BIM has contractually committed through October 31, 2024 to waive its advisory fees to the extent necessary to maintain the net operating expense ratios, excluding fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and acquired fund fees and expenses, if any, of the Large Cap Strategies Fund at 1.10%, the Small & Mid Cap Strategies Fund at 1.10%, the Credit Income Fund at 0.85%, the Fixed Income Fund at 0.57%, the Municipal Bond Fund at 0.57%, the California Municipal Bond Fund at 0.57% and the New York Municipal Bond Fund at 0.57%. Any waiver amounts are disclosed in the Statements of Operations. For the period ended April 30, 2023, BIM waived $1,537,695 for the Small & Mid Cap Strategies Fund, $214,630 for the Credit Income Fund, $835,524 for the Fixed Income Fund, $1,559,260 for the Municipal Bond Fund, $310,439 for the California Municipal Bond Fund, and $482,461 for the New

138

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2023 (Unaudited)

York Municipal Bond Fund. The contractual advisory fee waivers and the shareholder servicing fee waivers may be changed or terminated at any time with the approval of the Board.

F. Board of Directors’ Fees. Each Director who is not an “interested person” of the Corporation (as that term is defined under the 1940 Act) (each, an “Independent Director”) receives from the Funds a total annual retainer of $240,000, plus $30,000 for serving as Board’s Chairperson and $15,000 as the Audit Committee Chairperson.

Each Independent Director is reimbursed for all out-of-pocket expense relating to attendance at meetings of the board and any Board committee. Directors who are not independent Directors, officers or employees of BIM and BNY Mellon do not receive compensation from the Funds. Fees paid are allocated to the Funds on a pro rata basis based on net assets.

G. Other Transactions. From time to time, the Funds may sell or purchase investments from affiliated funds. The prices of these transactions are based on valuations obtained in accordance with the valuation procedures followed by the Funds, as described in Note 2, applied on a consistent basis. For the period ended April 30, 2023, there were no such transactions.

During the year ended October 31, 2022, Bessemer contributed $3,103,041 to the Large Cap Strategies Fund related to a financial benefit that Bessemer received from an unaffiliated third party arising from the Large Cap Strategies Fund’s investment in an unaffiliated money market fund, which is recorded as Contributions from the Adviser on the Statements of Changes in Net Assets.

7.	Securities Transactions:

Investment transactions for the period ended April 30, 2023, excluding short-term debt investments and U.S. Government securities, were as follows:

	Purchases	Sales
All Cap Core Fund	$716,500,645	$807,178,053
Large Cap Strategies Fund	2,576,653,687	3,064,787,792
Small & Mid Cap Strategies Fund	1,692,708,408	1,674,431,565
Credit Income Fund	376,715,003	570,295,503
Fixed Income Fund	97,292,409	199,755,516
Municipal Bond Fund	722,073,976	728,105,349
California Municipal Bond Fund	103,139,123	111,648,120
New York Municipal Bond Fund	87,872,342	120,799,254

Purchase and sales of U.S. Government Securities, excluding those with maturity of one year or less during the period ended April 30, 2023 were as follows:

	Purchases	Sales
Credit Income Fund	$182,348,410	$106,520,450
Fixed Income Fund	391,791,346	308,676,570
Municipal Bond Fund	254,421,680	156,064,062
California Municipal Bond Fund	16,699,492	8,424,629
New York Municipal Bond Fund	62,952,422	27,169,922

8.	Federal Income Taxes:

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions from net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Federal income tax regulations differ from accounting principles generally accepted in the U.S.; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character within the components of net assets in the Statements of Assets and Liabilities. These permanent differences primarily arise from utilization of earnings and profits on shareholder redemptions. Financial records are not adjusted for temporary differences. Temporary differences primarily arise from the tax treatment of wash sales, passive foreign investment companies, and index options.

139

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2023 (Unaudited)

As of April 30, 2023, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund were as follows:

	Cost of Investments Federal Income Tax Purposes	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
All Cap Core Fund	$2,040,159,179	$941,118,363	$(25,597,818)	$915,520,545
Large Cap Strategies Fund	15,885,460,790	5,674,676,362	(822,547,865)	4,852,128,497
Small & Mid Cap Strategies Fund	7,546,869,502	1,135,237,354	(759,155,360)	376,081,994
Credit Income Fund	2,778,429,072	18,234,636	(452,085,842)	(433,851,206)
Fixed Income Fund	1,478,283,948	7,241,516	(62,883,305)	(55,641,789)
Municipal Bond Fund	4,059,598,559	27,655,832	(79,544,735)	(51,888,903)
California Municipal Bond Fund	326,605,393	2,718,074	(3,890,283)	(1,172,209)
New York Municipal Bond Fund	558,987,805	4,603,221	(12,375,626)	(7,772,405)

The Funds may be subject to taxes imposed by other countries in which they invest. Such taxes are generally based on income earned as well as capital gains and in certain situations, unrealized gains. These taxes are accrued and applied to net investment income, net realized gains and unrealized gains, if applicable, as such income and/or gains are earned.

The tax character of distributions from the Funds during the year ended October 31, 2022 was as follows:

	All Cap Core Fund	Large Cap Strategies Fund	Small & Mid Cap Strategies Fund	Credit Income Fund
Distributions paid from:
Ordinary income	$—	$119,066,918	$153,341,719	$126,255,193
Net Long Term Capital Gains	204,878,100	1,469,697,910	505,598,370	—
Total Taxable Distributions	204,878,100	1,588,764,828	658,940,089	126,255,193
Tax Exempt Distributions	—	—	—	—
Total Distributions Paid	$204,878,100	$1,588,764,828	$658,940,089	$126,255,193

	Fixed Income Fund	Municipal Bond Fund	California Municipal Bond Fund	New York Municipal Bond Fund
Distributions paid from:
Ordinary income	$26,935,157	$4,426,209	$533,854	$623,256
Net Long Term Capital Gains	3,460,857	48,930,415	3,020,754	2,549,795
Total Taxable Distributions	30,396,014	53,356,624	3,554,608	3,173,051
Tax Exempt Distributions	—	32,820,832	3,157,556	6,033,836
Total Distributions Paid	$30,396,014	$86,177,456	$6,712,164	$9,206,887

The difference in classification between the amounts reflected above and the Statements of Changes in Net Assets is primarily due to short-term capital gain distributions.

As of and during the year ended October 31, 2022, the Funds did not have any liabilities for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties. The statute of limitation on each Fund’s U.S. federal income tax returns remains open for each of the four years ended October 31, 2022. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

140

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2023 (Unaudited)

As of October 31, 2022, the capital loss carryforwards of the below Funds is available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. This capital loss carryforward is not subject to expiration and must first be utilized to offset future realized gains of the same character.

	Short-Term Capital Loss Carryforward	Long-Term Capital Loss Carryforward
Large Cap Strategies Fund	$440,142,640	$—
Small & Mid Cap Strategies Fund	100,098,253	—
Credit Income Fund	23,698,686	12,602,095
Fixed Income Fund	18,686,215	28,135,296
Municipal Bond Fund	60,963,693	46,208,412
California Municipal Bond Fund	5,136,055	3,198,483
New York Municipal Bond Fund	4,182,601	6,477,436

The capital loss carryforward will reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

Under current tax law, ordinary losses incurred after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Funds had no late year loss deferrals in the current year.

9.	Commitments.

The Credit Income Fund may invest in floating rate loan interests. In connection with these investments, the Credit Income Fund may also enter into bridge loan commitments (“commitments”). Bridge loan commitments may obligate the Credit Income Fund to furnish temporary financing to a borrower until permanent financing can be arranged.

As of April 30, 2023, the Credit Income Fund had no outstanding bridge loan commitments. In connection with these commitments, the Credit Income Fund would earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which would be included in interest income in the Statements of Operations, is recognized ratably over the commitment period.

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

141

Old Westbury Funds, Inc.
Additional Information (Unaudited)
April 30, 2023

Information on Proxy Voting:

The Funds’ proxy voting guidelines, used to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Information on Form N-PORT

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-PORT. The Funds’ Forms N-PORT is available on the SEC’s website at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling (800) 607-2200.

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Investment Adviser:	Administrator:
Bessemer Investment Management LLC 1271 Avenue of the Americas New York, NY 10020 (212) 708-9100	The Bank of New York Mellon 103 Bellevue Parkway Wilmington, DE 19809

Distributor:	Transfer Agent:
Foreside Funds Distributors LLC 3 Canal Plaza, Suite 100 Portland, ME 04101	BNY Mellon Investment Servicing (US) Inc. 103 Bellevue Parkway Wilmington, DE 19809

Custodians:	Independent Registered Public Accounting Firm:
Bessemer Trust Company 100 Woodbridge Center Drive Woodbridge, NJ 07095	Ernst & Young LLP One Manhattan West New York, NY 10001

Citibank, N.A. 388 Greenwich Street New York, NY 10013

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risks, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Bessemer Investment Management LLC and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report.

April 30, 2023

Cusip 680414307

Cusip 680414109

Cusip 680414604

Cusip 680414851

Cusip 680414406

Cusip 680414505

Cusip 680414877

Cusip 680414869

(OWF_A21-SAR2023)

(4/23)

Item 1.	Reports to Stockholders (cont.).

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Old Westbury Funds, Inc.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President and Chief Executive Officer
(Principal Executive Officer)

Date   July 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President and Chief Executive Officer
(Principal Executive Officer)

Date   July 7, 2023

By (Signature and Title)*	/s/ Matthew A. Rizzi
Matthew A. Rizzi, Treasurer
(Principal Financial Officer)

Date   July 7, 2023

* Print the name and title of each signing officer under his or her signature.